Exhibit 99.5 Schedule 3

Loan Information																				Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Review Type	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
50221095	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,963.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,494.45	5.990%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	14.798%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx No active judgments or liens were found. The town taxes for 2024 have been paid in the total amount of $3,981.6. The sewer charges for 2024 are due in the amount of $99.82 on xx/xx/2024. The water charges for 2024 are delinquent in the amount of $162.62 which are payable through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,493.54, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,494.45 with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,493.54 which was applied for the due date of xx/xx/2024. The current monthly P & I is $2,494.45 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR2 has been SE for 6.5 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the stairs to the second floor and stairs to the basement need to be repainted. The basement toilet and shower are in poor condition. 1004D, or inspection report, is missing from the loan documents. Final CD does not reflect any escrow holdback."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the first lien prohibited fees test.
The below fees were included in the test:
Attorney Fees paid by Borrower: $1,250.00
Title CPL paid by Borrower: $75.00
Title Service Fee paid by Borrower: $150.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$971.61.
The below fees were included in the test:
Application Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx Exceeds Fees threshold of xx Over by +$971.61.
The below fees were included in the test:
Application Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 14.79%. The tape shows SE income and employment misrepresentation by the BWR. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR2 has been SE for 6.5 years at XXX xx, xx, and $123K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points loan discount fee. CD dated xx/xx/2022 reflects Points loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
27113785	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,095.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,771.58	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	758	814	39.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender xx
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 is due in the amount of $275.88 on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of $273.30 on xx/xx/2024.
The third installment of county taxes for 2024-2025 is due in the amount of $273.30 on xx/xx/2025.
The fourth installment of county taxes for 2024-2025 is due in the amount of $273.30 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of PITI $1,967.28 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,771.58 with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been initiated.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has 4 years on the job asxx at xx.
BWR2 has 29.83 years on the job asxx at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $7,761.00 exceeds fees threshold of $7,412.94 over by +$348.06.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $5,771.00
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $995.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,761.00 exceeds fees threshold of $7,412.94 over by +$348.06.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $5,771.00
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $995.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 39.24%. The tape shows the borrower was not employed at closing. Further details were not provided. Borrower defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has been an employee at XXX for 4 years, and BWR2 has been an employee at XXXX for 29 years, with a FICO of 758 and $21K equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	781
31324657	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,600.80	08/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,779.02	8.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	20.817%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx
No active judgments or liens were found.
The first installment of county taxes for 2023-24 was paid in the amount of $803.90 on xx/xx/2024.
The second installment of county taxes for 2023-24 is due in the amount of $796.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,039.44 which was applied to the due date of xx/xx/2024. The current P&I is $1,779.02 and the interest rate is 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No evidence of damage or repair was found.
No foreclosure activity has been found.
BWR has 5 months on the job as axx. BWR has switched multiple jobs within 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows loan was EPD. BWR made payments and loan is now current. The first payment was due on xx/xx/2024. As per the payment history, the loan was 2X30 delinquent. As per the PH as of xx/xx/2024, the BWR is current with the loan and the next due date is xx/xx/2024, and the current UPB is xx."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59426649	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,506.50	09/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,162.63	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	706	49.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with xx
There are 6 code enforcement liens against subject property in favor of the xx in the total amount of xx, which is recorded on different dates.
There are 2 prior judgments (landlord tenant complaint) against borrower xx. Office of Administrative Review - Code Unit in the total amount of $6,658.04 recorded on xx/xx/2019 and xx/xx/2015.
There are various multiple judgments in the total amount of xx recorded on different dates. The name mentioned on the supporting document is not consistent with the subject borrower's name.
																																																																																Annual city taxes for 2024 have been paid.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,972.07, which was applied for the due date of xx/xx/2024. The current P&I is $4,162.63 with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:The loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx. The loan has never been modified since its origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 5.08 years on the job as a claims specialist with XXX. BWR2 has 4.58 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.91%. Tape shows lender did not verify lease on departing residence. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5.08 years on the job as a claims specialist with the xx, and BWR2 has 4.58 years on the job as axx withxx, FICO 706, 0X30 since inception, and $33K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test." * Final Application Incomplete (Lvl 3) "The final application reflects the BWR2 employer name asxx, and a review of the file shows income documents, and VOE shows a different employer name asxx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	679
25803003	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,416.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,091.23	8.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	98.800%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	49.726%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lenderxx as nominee for xx xxg for the amount of xx There is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender “xx” for the amount of xx. There are two prior judgments active against the subject borrower in the total amount of $1,774.90 in favor of different plaintiffs recorded on xx/xx/2020 and xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,732.02 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $2,091.23 and the interest rate is 8.000%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,732.02 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 17.75 years on the job as anxx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows subject is NOO as BWR never occupied the property. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery date validation test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date." * ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date." * Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.72%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 17.75 years on the job as anxx, FICO 764, and $15K equity in the subject."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.495% exceeds APR threshold of 8.260% over by +0.235%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																									Loan fails Qualified Mortgage Safe Harbor Threshold Test APR Calculated 8.470% APR Threshold 8.260% Over By +0.210%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
85774183	xx	Full Review	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,421.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,345.62	6.625%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	745	48.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the lender, xx which was recorded on xx/xx/2023. No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2023 were paid in the amount of $3210.78 on xx/xx/2023 and xx/xx/2024 respectively.	As per the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,194.54 (PITI) which was applied to the due date of xx/xx/2024. The current P&I is $3,345.62 and the interest rate is 6.625%. The UPB is xx.	Collections Comments:The loan is performing. As per the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx. No evidence of damage or repair was found. No foreclosure activity has been found. No post-close BK records were found. BWR has 5 months on the job asxx, and BWR has been SE for 2.5 years on his 2nd job atxx. BWR2 has 11 months on the job asxx. BWR2 has prior employment experience as xx between xx/xx/2020 and xx/xx/2021 for 1.33 years. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows "loan has 0x30 days performance history since origination". As per the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.34%. The tape shows the BWR2 was not employed prior to closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 5 months on the job asxx, and BWR has been SE for 2.5 years on his 2nd job atxx. BWR2 has 11 months on the job as axx, FICO 745, and $30K equity in the subject." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	742
42563086	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$1,843.02	$7,123.41	xx	Unavailable	Unavailable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,400.70	$1,783.02	6.175%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2023	$319,500.00	Not Applicable	6.500%	$2,019.46	01/01/2023	Financial Hardship	As per review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 in the amount of xx with xx and it was recorded on xx/xx/2005.
There is a junior mortgage that originated on xx/xx/2007 in favor of “xx” in the amount of xx which was recorded on xx/xx/2007.
No active judgments or liens found
The 3rd and 4th installments of county taxes for 2024 were paid in the amount of $3,501.63 on xx/xx/2024.
The 1st installment of county taxes for 2025 is delinquent in the amount of $1,843.02, which was good through xx/xx/2024.
The 2nd installment of county taxes for 2025 is due on xx/xx/2024 in the amount of $1,780.85.
The utility charges for 2024 are due in the amount of $151.55 on xx/xx/2024.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,019.46 which applied for xx/xx/2024. The current P&I is $2,019.46 with an interest rate of 6.500%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $2,019.46 with an interest rate of 6.500%. The UPB as of the date mentioned in the updated payment history is xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2023.
The foreclosure was initiated in 2022 with the loan. As per the comment dated xx/xx/2022, the FC was put on hold due to trial modification. Later, the loan was modified on xx/xx/2023 and foreclosure action has been cancelled.
No bankruptcy-related details have been found.
As per the latest BPO report dated xx/xx/2024, the subject property is owner-occupied and in average condition.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2022 with the loan. As per the comment dated xx/xx/2022, the FC was put on hold due to trial modification. Later, the loan was modified on xx/xx/2023 and foreclosure action has been cancelled.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2023. The new modified rate is 6.500% and borrower promises to pay the P&I of $2,019.46 which began on xx/xx/2023. The new principal balance is xx0. The interest bearing amount is xx and the maturity date is xx/xx/2052.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the state xx which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search does not show an estimated value. Current UPB $313K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			570	586
80392639	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Other	xx	$3,584.31	$7,168.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,133.80	2.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	54.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xxwith MERS as nominee for xx.
There is a utility lien on the subject property in favor ofxx, in the amount of $1,082.90, which was recorded on xx/xx/2024.
There is a HOA lien on the subject property in favor ofxx. in the amount of $5,218.00, which was recorded on xx/xx/2022.
There are 2 civil judgments found against the borrower in the total amount of $300.00 filed by different plaintiffs, which were recorded on xx/xx/2021 and xx/xx/2023.
The 2nd of county taxes for 2024 has been due in the amount of $3,584.31 on xx/xx/2024.
The 1st of county taxes for 2024 is past due (under 30 days) in the amount of $3,584.31 on xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of $7,009.67 on xx/xx/2023.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,082.80, which was applied for the due date of xx/xx/2024. The current P&I is $2,133.80 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/2023, the borrower made the first FB payment on xx/xx/2023.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to the COVID-19 pandemic.
The loan was originated on xx/xx/2020, and the COVID-19 attestation is located atxx
As per the servicing comment dated xx/xx/2022, trial modifications were offered to the borrower, which started on xx/xx/2023 to xx/xx/2023.
BWR has 2.58 years on the job asxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was not insurable by FHA due to default noted onxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Credit Report Fee at $61.00. Final CD dated xx/xx/2020 reflects Credit Report Fee at $262.00. This is an increase in fee of +$201.00 for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2020, and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock provided expired on xx/xx/2020 and the loan closed on xx/xx/2020. No lock extension found."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.23%, as the borrower’s income is $7,940.14 and total expenses are in the amount of $4,306.27 and the loan was underwritten byxxand its recommendation is accept with a DTI of 54.23%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			548	Not Applicable
86419025	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$706.07	7.125%	360	xx	xx	FHA	Fixed	Purchase	91.932%	91.932%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	596	56.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx with MERS as nominee for xx with instrument # xx. No active judgment or lien has been found. No prior year’s tax details have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,106.22 which was applied for the due date of xx/xx/2024. The current monthly P&I is $706.07 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 1 month on the job asxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at $125.00, Revised CD dated 0xx/xx/2024 reflects Lender Credit at $0.00. This is decrease of +$125.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect Points - Loan Discount Fee and Appraisal Re-Inspection Fee. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at +$231.61 and Appraisal Re-Inspection Fee at +$200.00. This is an increase in fee of $431.61 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsurable as the closing costs of $XX exceed 20% of the appraised value of xx. Final CD reflects a gift of equity of $XX to compensate the closing costs of xx on the subject loan. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB $XX."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67025928	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,631.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,096.22	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	49.163%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender MERS as nominee for xx. for the amount of xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,596.95 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $3,096.22 and the interest rate is 6.625%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $5,596.95 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 1 month on the job as xx. BWR has prior employment experience as a xx between xx/xx/2022 and xx/xx/2023 for 1 year. BWR also has prior employment experience as axx, between xx/xx/2008 and xx/xx/2021 for 13.91 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO. Further details not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$3,421.43.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,417.75
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $1,195.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$3,421.43.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,417.75
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $1,195.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.55%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Tape further shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1 month on the job as a xx. BWR has prior employment experience as axx between xx/xx/2022 and xx/xx/2023 for 1 year. FICO 786, and $33K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. Final CD dated 0xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase of $2,495.36 for charges that cannot increase. Subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
89235971	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,407.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.29	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	66.753%	66.753%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	33.500%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2024	$259,325.18	Not Applicable	4.250%	$1,124.49	03/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lender MERS as nomine for xx for the amount of xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of $4,407.81. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,856.21 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $1,124.49 and the interest rate is 4.250%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $1,856.21 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19 pandemic. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property's drywall has been contaminated. The property needs repairs. No further details have been found regarding whether repairs have been completed or not.

BWR has 1 year on the job as a xxp. BWR has prior employment experience as a xx between xx/xx/2018 and xx/xx/2020 for 2.16 years.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2024 between the borrower “xx” and the lender “xx” As per the modified terms, the new principal balance is xxThe borrower agreed to pay the P&I of $1,124.49 and an interest rate of 4.250% beginning on xx/xx/2024 until the maturity date of xx/xx/2064.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XX. Current UPB $218K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.5%. The tape shows income miscalculation. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 1 year on the job as axx, FICO 629, and $127K equity in the subject. Downgraded to LVL2 because SOL expired on xx/xx/2025." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			570	Not Applicable
45958159	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,184.22	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,530.01	5.375%	360	xx	xx	FHA	Fixed	Purchase	83.047%	83.047%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	54.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount ofxxin favor of MERS as nominee for xx. The annual county tax for 2024 has been paid in the amount of $1,184.22, recorded on xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The details of last payment received are not available. The current monthly P&I is $2,530.01 and PITI is $3,280.50 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The details of last payment received are not available. The current monthly P&I is $2,530.01 and PITI is $3,280.50 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx..
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current condition and occupancy status of the subject property.
BWR has 14.83 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows BWR had defaulted on a timeshare loan. A review of the credit report shows back in 2021 that the BWR had defaulted on a timeshare share loan with a remaining balance of $5,458 on June 2021, and UW has considered $272 monthly payment in the DTI calculation. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
97204794	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,336.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$394.16	6.875%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	34.943%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor ofxx. There is UCC lien found against the subject property in favor of xx in the amount of $0.00 which was recorded on xx/xx/2024. The 2023 combined annual taxes were paid in the amount of $1,336.96 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $900.03, which applied for xx/xx/2024. The current P&I is $394.16 with an interest rate of 6.875%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection.
According to the review of payment history as of xx/xx/2024, the borrower has been delinquent for 2 months, and the next due date of payment is xx/xx/2024. The current P&I is $394.16 with an interest rate of 6.875%. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the borrower’s income has been impacted by covid-19. Further details are not available.
As per the comment dated xx/xx/2024, the reason for default is illness of a family member.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
As per servicing comment dated xx/xx/2024, the FEMA disaster was declared for XXX. CCs in file do not show any damage.
BWR has 5 months on the job asxx. BWR has prior employment experience as anxx between xx/xx/2019 and xx/xx/2022 for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement and the photo addendum show damaged drywall beneath the side window in the front bedroom. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape shows sales price or LTV issue. The subject loan closed with a sales price of $XX and LTV of 60%. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB $59K."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2023 reflects cash to in the amount of $6,077.29." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			485	Not Applicable
19166552	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,409.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,048.15	6.875%	360	xx	xx	Conventional	Fixed	Purchase	84.364%	84.364%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	38.506%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of MERS as xx. No active judgments or liens were found. The first and second installments of county taxes for 2023-2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,301.50 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $3,048.15 with an interest rate of 6.875%. The current UPB reflected as per payment history is xx.

As per the PH, there was a large transaction in July, 2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per collection comments dated xx/xx/2024 and xx/xx/2024, these are borrower-made payments.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 6 years on the job as a xxy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Note	xx	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$8,202.92.
The below fees were included in the test
Administration Fee paid by Borrower: $1,175.00
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: $8,405.51

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$8,202.92.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,175.00
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: $8,405.51"
																																																																																								* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at xx. The tape data shows the issue for the original collateral file has been misplaced, and we have a valid xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.50%. The tape shows income misrepresentation as the income docs appear altered. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 6 years on the job asxx FICO 728, 1X30 since inception, and $91k equity in the subject.""		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
33991650	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$660.70	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$618.85	6.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	43.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024, which recorded on xx/xx/2024 with instrument# xx in the amount of xx in favor of MERS as xx. There is one mechanic lien against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of $975.00. The annual city taxes for 2024 are paid in the amount of $660.70 on xx/xx/2024. No prior year delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment is due on xx/xx/2024. According to payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is $618.85 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No information has been found regarding the forbearance plan.
The photo addendum attached with the appraisal report dated xx/xx/2024 shows mold at the rear section of the property; the bedroom corner cavity needs repair, and adhesive tile in the kitchen needs to be fixed. No details have been found regarding the estimated amount to repair the damages or completion of the repairs.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx. BWR has prior employment experience as a xx between xx/xx/2017 and xx/xx/2024 for 6.10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows mold at the rear section of the property; the bedroom corner needs repair, and adhesive tile in the kitchen needs to be fixed. 1004D and an inspection report by a licensed professional are missing from the loan documents. The final CD does not reflect any escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed PA license validation test."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property Marketability Issues (Lvl 3) "The tape shows the condo association does not meet the Fannie/Freddie requirement. A review of the condo questionnaire shows that the condo association has allocated $XX towards the reserve account balance. Further details not provided. Zillow search shows estimated value at $XX. Current UPB $101K."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	Not Applicable
34835937	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,549.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,762.87	8.000%	360	xx	xx	Conventional	Fixed	Purchase	62.000%	62.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	753	Not Applicable	49.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender MERS as nominee for xxg for the amount of xx The annual school taxes for 2024 were paid in the amount of $2,669.24. The annual combined taxes for 2024 were paid in the amount of $2,880.50. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,762.87 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $1,762.87 and the interest rate is 8.000%. PH shows a large payment of $5,288.61 in Feb-24. CC dated xx/xx/2024 shows the same amount paid by BWR.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024.
The last payment was received on xx/xx/2024 in the amount of $1,762.87 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/2024, there is a payment dispute
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 14.58 years atxx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 50%. Tape shows rental income miscalculation. The revised DTI is 80%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 14.58 years at xx., FICO 753, and $148K equity in the subject. Downgraded to LVL 2 because occupancy is investment and ATR Exempt." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	Not Applicable
97466157	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$922.00	10/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.73	7.375%	360	xx	xx	Conventional	Fixed	Purchase	86.667%	105.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	22.264%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with an instrument xx in the amount of xx with MERS as nominee for xx. There is one junior mortgage against the subject property originated on xx/xx/2024 in favor of “xx” in the amount ofxx, which was recorded on xx/xx/2024 with an instrument xx. The first and second installments of county taxes for the year 2024 have been paid in the amount of $922.00. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $657.83 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $538.73 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE and working asxx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape shows the loan was repurchased as the subject condo project status is ineligible on FNMA's approved condo project list. Further details not provided. Redfin search shows an estimated value of $XX. Current UPB $77K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
77607804	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,413.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.69	6.990%	360	xx	xx	Conventional	Fixed	Refinance	57.234%	57.234%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	698	46.786%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual combined taxes for the year 2024 were paid in the amount of $5,413.87 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,245.11 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $644.69 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.91 years on the job asxx
BWR2 has 11.33 years on the job as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $3,993.75 exceeds fees threshold of $3,730.00 over by +$263.75.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,303.75
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $995.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $3,993.75 exceeds fees threshold of $3,730.00 over by +$263.75.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,303.75
Processing Fee paid by Borrower: $695.00
																																																																																								Underwriting Fee paid by Borrower: $995.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.78%. Tape shows lender did not address income discrepancies. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 4.91 years on the job as a xx.; BWR2 has 11.33 years on the job as a xx; FICO 683, 0X30 since inception, and $74K equity in the subject. Downgraded to LVL2 based on PH." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	502
68432185	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,249.14	11/07/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.97	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	101.000%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	47.489%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xxin favor of xx. There is a junior mortgage against the subject property originated on xx/xx/2024 in favor of xx in the amount ofxx, which was recorded on xx/xx/2024. The annual county tax for 2023 has been paid in the amount of $3,249.14, which was recorded on xx/xx/2024. No delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $1,579.73, which was applied for the due date of xx/xx/2024. The current P&I is $1,235.97 and PITI is $1,579.73. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is $1,235.97 and PITI is $1,579.73. The UPB is xx.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has 2.91 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.48%. The tape shows the lender did not include BWR's spouse debts in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.91 years on the job as xx., FICO 729, and 0X30 since inception."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows points and fees of $12K charged on the subject loan exceeded the limit of WHEDA guidelines. Further, tape shows the closing disclosure for the subordinate lien is missing from the loan documents, and the LE issue on the subordinate lien reflects the interest rate of 0%. Review of the file shows CD for the subordinate loan is available in the loan documents. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	Not Applicable
43340293	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Puerto Rico	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,459.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.87	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	101.579%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	49.809%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount ofxx. There is an active junior mortgage against the subject property in favor of xx, a public corporation, in the amount of xx, which originated on xx/xx/2022 and was recorded on xx/xx/2022. The annual county taxes for 2024 are due in the amount of $1,400.66 on xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $1,285.21 on xx/xx/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,230.94, which was applied for the due date of xx/xx/2024. The current P&I is $900.87 with an interest rate of 6.375%. The current UPB reflected as per payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. The appraisal report dated xx/xx/2022 shows the subject as-is and appraiser comments, and the photo addendum reflects that the door frame has minor damage in the amount of $2,000.00. CCs do not show any damage.
BWR has 1 year on the job as a xx. BWR was previously xx. between xx/xx/2019 and xx/xx/2022 for 3.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report shows the subject as-is and appraiser comments, and the photo addendum reflects that the door frame has minor damage from the dog in the amount of $2,000. The 1004D/completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.81%. Tape shows issues with variable hours, SE income documentation resulting in a DTI miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1 year on the job asxx, FICO 742, 0X30 last 24 months and $11K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.927% exceeds APR threshold of 6.810% over by +0.117%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.961% exceeds APR threshold of 6.810% over by +0.151%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.809%, as the borrower’s income is $4,390.25 and total expenses are in the amount of $2,186.76 and the loan was underwritten by LP (xx) and its recommendation is accept with a DTI of 50%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			547	Not Applicable
91199706	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,694.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$603.93	6.125%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	102.500%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	43.583%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/2022. There is a junior mortgage against the subject property that originated on xx/xx/2022 in favor of xx” in the amount ofxx, which was recorded on xx/xx/2022. The first installment of county taxes for the year 2023 was paid on xx/xx/2024 in the amount of $847.17. The second installment of county taxes for the year 2023 is due on xx/xx/2024 in the amount of $847.17. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $952.92 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $603.93 with an interest rate of 6.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. As per the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The current UPB reflected as per payment history is xx.
As per the comment dated xx/xx/2024, the RFD is unemployment.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
 BWR has 1.91 years on the job as xx. BWR has prior employment experience asxx between xx/xx/2021 and xx/xx/2021 for five months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.58%. Tape shows issue with variable income, income documentation and DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1.91 years on the job asxx, FICO 698 and $33K equity in subject.

Exception downgraded to level 2 as SOL has expired."
																																																																																									* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.135% exceeds APR threshold of 6.810% over by +0.325%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			503	Not Applicable
27371279	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,925.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,537.34	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	47.927%	First	Final policy	Not Applicable	Not Applicable	09/01/2024	$598,528.55	Not Applicable	6.375%	$3,450.96	09/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in the amount ofxx with the lender xx, which was recorded on xx/xx/2022.
There are two prior state tax liens against the BWR "xx" in the amount of $2,924.15 in favor of "xx," which were recorded on xx/xx/2014 and xx/xx/2018.
There are two junior state tax liens against the BWR "xx" in the amount of $5,065.57 in favor of "xx," which were recorded on xx/xx/2023 and xx/xx/2024.
There are multiple prior civil and credit card judgments against the BWR "xx" in the amount of xx that were filed by the different plaintiffs and recorded on different dates.
There are multiple civil and credit card judgments against the BWR "xx" in the amount of xx that were filed by the different plaintiffs and recorded on different dates.
There is a prior state tax lien against "xx" in the amount of $1,003.74 in favor of the xx, which was recorded on xx/xx/2020. The SSN provided in the supporting document is inconsistent with BWR's SSN.
The first and second installments of county taxes for 2023 were paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,102.40 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $3,450.96, and the interest rate is 6.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,102.40 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $3,450.96, and the interest rate is 6.375%. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was curtailment of income.
As per the comment dated xx/xx/2023, the BWR's income was impacted by the COVID. No comments have been found regarding the FB plan.
The comment dated xx/xx/2023 shows evidence of repairs in the subject property. No comments have been found regarding the types of damages, estimated cost of repair, and repair completion.
The loan was modified between the borrower and lender on xx/xx/2024.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 3.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and the lender on xx/xx/2024. As per this modification agreement, the new principal balance is xx5, and the borrower promised to pay principal and interest in the amount of $3,450.96 at a rate of 6.375% beginning on xx/xx/2024. According to this agreement, the new maturity date will be xx/xx/2064. There is no forgiven or deferred amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.93%. Tape shows there BWR had undisclosed debt and SE income was not supported by tax returns. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 3.33 years atxx, FICO 681, and $31K equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.93% as the borrower’s income is xx and total expenses are in the amount of $6,031.67 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 47.93%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			493	Not Applicable
2407639	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,222.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,601.59	5.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	48.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in the favor of MERS as nominee xx. No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $4,053.66 on xx/xx/2024. The annual county taxes for 2023 were paid in the amount of $3,812.57 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,161.83, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,601.59 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/2022, the subject property is occupied by unknown.
No comments have been found stating the borrower’s income was impacted by COVID-19.
BWR has 26.83 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.38%. Tape shows income and debt miscalculation by the lender. The revised DTI is 55.83%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 26.83 years on the job as a xx., FICO 690, 2X30 inception in the last 24 months, and $22K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.705% exceeds APR threshold of 6.290% over by +0.415%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $3,444.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $3,722.81. This is an increase in fee of $278.81 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.761% exceeds APR threshold of 6.290% over by +0.471%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.38%, as the borrower’s income is $8,671.55 and total expenses are in the amount of $4,195.64 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 48.38%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
65202694	xx	Full Review	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,331.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$752.00	3.875%	360		xx	xx		Conventional	Fixed		Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	48.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with MERS as nominee xx. There is an active civil judgment against the borrower in favor of the State of Florida in the amount of $301.00, which was recorded on xx/xx/2019. The annual county taxes for 2024 are due on xx/xx/2024 in the amount of $3,198.26. The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $2,968.98. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,221.27 which applied for xx/xx/2024. The current P&I is $752.00 with an interest rate of 3.875%. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to the review of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date of payment is xx/xx/2024. The current P&I is $752.00 with an interest rate of 3.875%. The UPB is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller's tape, the subject property is owner-occupied. BWR has 6.75 years on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XX. The current UPB is $151K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.54%. The tape shows an undisclosed debt. The revised DTI is 69.75%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 6.75 years on the job asxx, FICO 765, 0X30 in last 24 months, $48K equity in the subject, and $674 residual income." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			532	Not Applicable
12255483	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,306.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.58	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	49.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender MERS as nominee for xx for the amount of xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023/2024 were paid in the amount of $4,306.62. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2024. According to the latest payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The unpaid principal balance is xx. The current P&I is $1,714.58 and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the QM points and fees test and is not salable to investors. Infinity compliance result shows that the loan failed the QM points and fees test. Further details not provided."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $7,879.83 over by +$3,342.77.  The below fees were included in the test: Document Preparation Fee paid by Borrower: $350.00
Mortgage Insurance Premium $8,247.60
Points - Loan Discount Fee paid by Borrower: $1,235.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00  Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $7,879.83 over by +$3,342.77.  The below fees were included in the test: Document Preparation Fee paid by Borrower: $350.00
Mortgage Insurance Premium $8,247.60
Points - Loan Discount Fee paid by Borrower: $1,235.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2024 and the loan closed on xx/xx/2024. No lock extension found."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$2,752.88. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Loan failed TILA APR test due to calculated APR 7.471% exceeds APR threshold of 7.068% over by +0.403%. Subject loan is purchase case, originated on xx/xx/2024 and 1-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			630	Not Applicable
33849650	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,595.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,244.63	7.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	770	37.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as nominee forxx. No active judgments or liens were found. The combined annual tax for 2024 is due in the amount of xx on xx/xx/2025. The combined annual tax for 2023 has been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The current monthly P&I is $9,244.63 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied. BWR has been SE for 3.83 years atxx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject was approved at 37.21%. The tape shows rental income miscalculation by the lender and the revised DTI is 45%. BWR has been SE for 3.83 years at xx, FICO 748, $232K equity in the subject and xx residual income."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	718
22581063	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,703.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,293.83	6.000%	360	xx	xx	Conventional	Fixed	Refinance	66.811%	66.811%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	645	48.311%	First	Final policy	Not Applicable	Not Applicable	09/12/2023	$221,664.31	$47,090.41	6.000%	$960.53	10/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with “xx.” There are two mechanic liens against the borrower. The first mechanic's lien was recorded on xx/xx/2022 in favor of xx in the amount ofxx0 withxx, located at "xx" and the second mechanic's lien was recorded on xx/xx/2022 in favor of xx in the amount of xx with xx, located at xx. The annual combined taxes for 2024 are due in the amount of $3,703.44 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,377.11 which was applied for the due date of xx/xx/2024. The current P&I is $960.53 and the interest rate is 6.000%. PH shows current UPB including the deferred balance with the amount of xx. PH shows multiple transactions were made in Jan 2024 in the total amount of $6,924.22. As per the collection comment dated xx/xx/2024 and xx/xx/2024, these are BWR payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,377.11 which was applied for the due date of xx/xx/2024. The current P&I is $960.53 and the interest rate is 6.000%. PH shows current UPB including the deferred balance with the amount of xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The servicer provided FB plan that ran from xx/xx/2022 to xx/xx/2023.
As per the collection comment dated xx/xx/2023, the subject property was damaged. The nature of damage and cost of repair are unable to be determined. No comments have been found regarding repair completion.
BWR1 has 1.25 years on the job as xx. BWR has prior employment experience as axx between 06/06/20016 and xx/xx/2021 for 4.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx/xx/2023 and the new principal balance is xx. The borrower promised to pay P&I in the amount of $960.53 with fixed interest rate of 6.00% starting on xx/xx/2023 until the maturity date of xx/xx/2063. The deferred balance is $47,090.41 and the interest bearing amount is $174,573.90.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower was delinquent with the loan. Later, the borrower is current with the loan after the loan was modified in Jan 2024. The deferred balance of xx (included in current balance). According to the payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. PH shows current UPB including the deferred balance with the amount of xx. The loan was modified on xx/xx/2023."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to calculate finance charge of xx exceeds disclosed finance charge of xx over by -$497.00. Loan failed TILA foreclosure rescission finance charge test due to calculate finance charge of xx exceeds disclosed finance charge of xx over by -$462.00. The subject loan is a refinance, originated on xx/xx/2022. Exception downgraded. SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	751
46215225	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,635.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,428.87	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	43.573%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx in favor of “MERS as nominee for xx.”. No active liens and judgments have been found against borrower and property. The annual county taxes for 2023 are paid in the amount of $3,635.54 on xx/xx/2023. The annual county taxes for 2024 are due in the amount of $3,635.54 on xx/xx/2025. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,428.87 and PITI is $4,372.64. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $3,428.87 and PITI is $4,372.64. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
According to the collection comment dated xx/xx/2023, the subject property was damaged due to wind. The date of loss is xx/xx/2023. As per comment dated xx/xx/2023, the borrower filed an insurance claim and received a check in the amount of $14.700.00 on xx/xx/2023. No comment found which states that repair is completed.
BWR has 8 months on the job as anxx at xx, and BWR has 10.33 years on the second job as a xx. BWR has been SE (consultant) for 5.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44%. Tape shows supplemental summer teaching income was not verified and the revised DTI is 56.99%.
Further details are not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 8 months on the job as xx, and BWR has 10.33 years on the second job as axx. BWR has been SE (consultant) for 5.41 years. FICO 685, 1X30 since inception, and $67K equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,700.37	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			610	Not Applicable
96207443	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,871.51	10/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,023.80	7.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	705	Not Applicable	44.623%	First	Commitment	Not Applicable	Not Applicable	08/01/2024	$479,322.49	$0.00	6.750%	$2,892.03	08/01/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount ofxxin favor of MERS as nominee forxx. There is a civil judgment found against the prior owner xx, a New Jersey xx in favor of xx, f/k/a xxy, which was recorded on xx/xx/2024. The 2024 county annual taxes are due in the amount of $8,871.51 on xx/xx/2025. The 2023 county annual taxes were paid in the amount of $7,731.26 on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3898.00 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,892.03 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No evidence has been found for bankruptcy and foreclosure.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
BWR has 21.16 years on the job as axx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2024. As per the modified term, the new principal balance isxx. The monthly P&I is $2,892.03 with an interest rate of 6.750% beginning on xx/xx/2024 and a maturity date of xx/xx/2064.		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.62%. Tape shows rental income miscalculation as the supporting documents of departure REO property are missing from the loan documents. The revised DTI is 63.08%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 21.16 years on the job as a xx, FICO 705, $26K equity in the subject, and $3,482 residual income."	* Loan does not conform to program guidelines (Lvl 3) "As per the tape issue the loan was reinstated through a loan modification. The loan was modified on xx/xx/2024."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			546	Not Applicable
99443005	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,157.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,718.60	8.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	629	660	49.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender MERS as nominee for xx for the amount ofxx No active liens or judgments have been found against the borrower or subject property. Parcel ID: xx The annual combined and school taxes for 2024 are due in the amount of $2,157.25 on xx/xx/2025. The annual combined and school taxes for 2023 were paid in the amount of xx. Parcel ID: xx The annual combined taxes for 2024 are to follow. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,480.02 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $2,718.60 and the interest rate is 8.000%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 7.08 years on the job xx.
BWR2 has 4 months on the job asxx
BWR3 receives SSI and retirement income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.95%. Tape shows income miscalculation due to fluctuating earnings of BWR in 2022. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 7.08 years on the job as xxs. BWR2 has 4 months on the job as axx. BWR3 receives SSI and retirement income, FICO 694, 0X30 since inception, and $21K equity in the subject."		* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.433% exceeds APR threshold of 8.990% over by +0.443%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 12/XX/2023. Notary's signature date on the Deed of Trust is 12/XX/2023. Note date is 12/XX/2023."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			581	Not Applicable
52390121	xx	Full Review	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First		$0.00	$107.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.77	6.500%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	45.413%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender MERS as nominee for xx. for the amount ofxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of $107.60. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2024. According to the latest payment history as of xx/xx/2024, the next due date is xx/xx/2024. The unpaid principal balance is xx. The current P&I is $990.77 and the interest rate is 6.500%.	Collections Comments:The loan is currently performing. According to the latest payment history as of xx/xx/2024, the next due date is xx/xx/2024. The unpaid principal balance is xx. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. BWR has 8 months on the job as xx. BWR has prior employment experience as a xx for 1.91 years between xx/xx/2022 and xx/xx/2024. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is manufactured. Tape shows that the subject loan was submitted with DU considering the property type as SFR. DU submitted with property type manufactured shows recommendation refer with caution. Later, LP was submitted after the note date with property type as manufactured. LP was not submitted at closing with property type manufactured. Further details were not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $1,011.56." * Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at xx,” the subject property is a manufactured home. The manufactured home rider, located at xx, and the affidavit of affixation, located at xx, show that the home is affixed with the xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			710	Not Applicable
70291779	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$753.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,480.15	5.875%	360	xx	xx	Conventional	Fixed	Purchase	45.476%	45.476%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	788	Not Applicable	42.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2024, which was recorded on xx/xx/2024 with instrument# xx in the amount of xx in favor of MERS as nominee forxx The subject mortgage was re-recorded to attach a revised mortgage, PUD rider, and second home rider to read the city name of xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the amount of $753.04. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,291.99 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,480.15 with and interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, has been delinquent for 1 month, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found regarding the forbearance plan.
The appraisal report was subject to the completion of repairs. 1004D report shows that repairs are completed, with the exception of the following items: final grade/sod, landscaping, and gutter conductors. Total cost is $2,003.00. No evidence to confirm the current status of repairs.
RFD is unable to be determined
Unable to determine current occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.41 years on the job as a xx. BWR has 4.75 years on the second job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report was subject to completion of repairs. 1004D report available showing repairs are completed, with exception of the following items: final grade/sod, landscaping, and gutter conductors. Estimated cost of repairs is $2,003. Updated 1004D is missing from the loan documents. Final CD does not reflect escrow holdback."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.37%. The tape shows the BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 11.41 years on the job as axx. BWR has 4.75 years on the second job as a xx with xx, FICO 788, and $303K equity in the subject."		Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,003.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			609	Not Applicable
84944536	xx	Full Review	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First		$0.00	$129.69	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,771.37	6.500%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	47.372%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage was originated on xx/xx/2024, which recorded on xx/xx/2024 with xx in the amount of xx in favor of MERS as nominee for xx No active judgments or liens were found. The annual county taxes for 2023 have been paid in the amount of $112.38 on xx/xx/2024. The annual county taxes for 2024 have been due in the amount of $129.69 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,066.26 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $1,771.37 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing. According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. BWR has been SE for 12 years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows seller contribution exceeded guideline limit. The LTV is 95%. FCD reflects a seller credit of xx and the sales price of $XX. IPC goes to 3.39%, which exceeds the conventional IPC limit of 3%." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
58429763	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,012.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.09	7.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	676	46.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with MERS as nominee forxx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the total amount of $1,012.92 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,280.77 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $981.09 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
No information has been found regarding the forbearance plan.
Unable to determine the occupancy of the subject property.
BWR has 9 months on the job as a xx. BWR was a student and has no prior employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.37%. Tape shows lender calculated income with a 7 month average and the revised DTI is 49%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9 months on the job as axx. BWR was a student and has no prior employment details, FICO 676, 0X30 since inception and $4K equity in the subject.

Downgraded to LVL2 based on PH."
																																																																																									* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.607% exceeds APR threshold of 8.270% over by +0.337%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	715
15768167	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,506.32	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.23	6.125%	360	xx	xx	FHA	Fixed	Refinance	91.292%	91.292%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	28.490%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount of xx with the lender, xx, which was recorded on xx/xx/2024. No active judgments or liens have been found. The first and second installments of county taxes for 2023 were paid in the amount of $1,506.32 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024 and the first payment is due on xx/xx/2024. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is $499.23 with an interest rate of 6.125%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024 and the first payment is due on xx/xx/2024. According to payment history tape data as of xx/xx/2024, the next due date is xx/xx/2024. The current P&I is $499.23 with an interest rate of 6.125%. The current UPB reflected as per the payment history tape data is xx.
No foreclosure activity has been found in the loan files.
No evidence of damage or repair has been found in the loan files.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has 1.41 years on the job as a xxe. BWR has prior employment experience as a xx between xx/xx/2018 and xx/xx/2023 for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2024 and electronically signed on xx/xx/2024 of which is greater than 3 days from the initial application date xx/xx/2024. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024 delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024.
Subject loan is a refinance case, originated on xx/xx/2024 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows subject loan is not insured, and the credit report has expired prior to closing. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			581	Not Applicable
97555270	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,300.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,018.16	7.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	37.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of MERS as nominee forxx. No active judgments or liens were found. The 1st installment of combined taxes for 2024 was paid in the amount of $650.04 on xx/xx/2024. The 2nd installment of combined taxes for 2024 is due in the amount of $650.04 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $3,294.83 which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,018.16 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The loan has not been modified since origination.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
BWR has 2.4 years on the job as axx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Performing loan currently. Previously an NPL that was due for 10/XX/23. Borrower received HHF funds twice to get current, most recent HHF funds received on 7/XX/24, not insured. Borrower had a trial mod and failed to make payments as they opted for HHF funds. The collection comment dated xx/xx/2024 and xx/xx/2024 shows the HHF funds were received in the amount of xx and xx. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.05%. Tape shows the BWR was not employed at the time of closing. Further details not provided. Revised DTI is 47.449%. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2.4 years on the job as a xx, FICO 753, and $22K equity in the subject."
* Cash out purchase (Lvl 2)     "Subject is purchase case. Final CD reflects cash to in the amount of $917.67."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed TILA finance charge as the calculated finance charge of xx exceeds the disclosed finance charge of xx over by $4,529.07.

The loan failed the TRID total of payments test as the calculated total of payments is xx exceeds the disclosed total of payments of xx over by $4,520.85.

																																																																																									The subject loan originated on xx/xx/2023 is a purchase transaction, and the 1-year TRID/TILA SOL has expired."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 4/17/2023. Notary's signature date on the Mortgage/Deed of Trust is 4/17/2023. Note date is 4/18/2023."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
24819760	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,659.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,912.15	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	747	39.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of Mers as nominee for xx No active judgments or liens were found. The annual county taxes for 2024 are due in the amount of $2,659.34 on xx/xx/2025. The annual county taxes for 2023 were paid in the amount of $ 1,830.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,443.03 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,912.15 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The collection comment does not show borrower’s income impacted by Covid-19.
BWR1 has been SE for 2.5 years at xx.
BWR2 has 3 months on the job as axx. Prior employment details of the BWR2 are not available.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.33%. Tape shows BWR2 was not employed at closing. Revised DTI is 99.43%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 2.5 years at xx; BWR2 has 3 months on the job as a xx, FICO 747, 0X30 since inception, and $25K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	714
8998069	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,427.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,175.86	6.125%	348	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	44.196%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 in favor of MERS as nominee forxx in the amount of xx, which was recorded on xx/xx/2022.
There is an active mortgage against the subject property originated on xx/xx/2024 in favor of xx, in the amount of
xx, which was recorded on xx/xx/2024.
Annual combined taxes for 2024 are due on xx/xx/2025 in the amount of $1,427.18.
Annual combined taxes for 2024 were paid on xx/xx/2023 in the amount of $1,385.42.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,390.39 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,175.86 with an interest rate of 6.150%. The current UPB is xx, and the deferred balance is $8,530.28.	Collections Comments:As per the review of the servicing comments, the current status is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx, and the deferred balance is $8,530.28.
As per the collection comment dated xx/xx/2023, the deferral letter was sent on xx/xx/2023 in the amount of $8,530.28.
As per the collection comment dated xx/xx/2023, the RFD was unemployment. As per the collection comment dated xx/xx/2023, the borrower was approved for the 5-month payment plan that was started on xx/xx/2023 and ended on xx/xx/2023. The plan payment was cancelled on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the borrower disputed due to the current balance and past due amount. As per the collection comment dated xx/xx/2023, the dispute matter has been settled/resolved in deferral.
As per the collection comment dated xx/xx/2024, the borrower was approved for the 5-month FB plan that was started on xx/xx/2024 and ended on xx/xx/2024. The plan was cancelled by the borrower.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as an xx. BWR has prior employment experience as anxx between xx/xx/2018 and xx/xx/2022 for 4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.20%. Tape shows income miscalculation. Revised DTI is 65.50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 2 months on the job as anxx, FICO 747, $61K equity in the subject, and $1,149 residual income."	* Compliance Testing (Lvl 3) "Subject loan is Loan failed Qualified Mortgage Lending Policy points and fees test due to Fees charged $7,376.00 exceeds fees threshold of $5,492.85 over by +$1,883.15.
The below fees were included in the test:
Application Fee paid by Borrower: $683.00
Points - Loan Discount Fee paid by Borrower: $6,619.00
Tax Service Fee paid by Borrower: $74.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount point test, as the loan is a first lien mortgage and has a principal amount greater than or equal to xx and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,376.00 exceeds fees threshold of $5,492.85 over by +$1,883.15.
The below fees were included in the test:
Application Fee paid by Borrower: $683.00
Points - Loan Discount Fee paid by Borrower: $6,619.00
Tax Service Fee paid by Borrower: $74.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.19%, the borrower income is $4,939.39 and total expenses are in the amount of $2,182.98 and the loan was underwritten by xx) and its recommendation is Accept with a DT of 44.00%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61736947	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,588.70	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,311.28	6.624%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	41.731%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 in the amount ofxx with MERS as nominee for xx, and it was recorded on xx/xx/2024. No active judgments or liens found. The first installment of combined taxes for 2023 was paid on xx/xx/2024 in the amount of $4,794.35. The second installment of combined taxes for 2023 is due on xx/xx/2025 in the amount of $4,794.35. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,183.58, which applied for xx/xx/2024. The current P&I is $2,311.28 with an interest rate of 6.624%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $2,311.28 with an interest rate of 6.624%. The UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied and in average condition.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 14.25 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.731%. Tape shows post closing BWR notified lender of out of state transfer and subject is REO. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 14.25 years on the job asxx, FICO 816, 0X30 since inception and $20k equity in the subject."
																																																																																							* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. Post closing BWR was transferred out of state and subject is NOO. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject closed with an LTV of 95% and a maximum allowable of 75%. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
36652369	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,563.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,105.11	3.374%	360	xx	xx	Conventional	Fixed	Cash Out	65.790%	65.790%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	717	36.780%	First	Short Form Policy	Not Applicable	Not Applicable	03/05/2024	$259,762.17	Not Applicable	3.374%	$986.76	03/01/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of xx with MERS as nominee for xx, and it was recorded on xx/xx/2021. No active judgments or liens found. The first installment of county taxes for 2024-2025 is due on xx/xx/2024 in the amount of $2,281.86. The second installment of county taxes for 2024-2025 is due on xx/xx/2025 in the amount of $2,281.86. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,580.69, which applied for xx/xx/2024. The current P&I is $986.76 with an interest rate of 3.374%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $986.76 with an interest rate of 3.374%. The UPB is xx.
The loan modification agreement was made between the borrower and lender on xx/xx/2024.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/2022, the borrower’s income was impacted by covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per servicing comment dated xx/xx/2023, the property is owner-occupied
As per servicing comment dated xx/xx/2023, the natural disaster was declared. CCs do not show damages.
BWR1 receives SSI and retirement income.
BWR2 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2024. The new modified rate is 3.374% and borrower promises to pay the P&I of $986.76 which began on xx/xx/2024. The new principal balance is xx. The maturity date is xx/xx/2064.	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.78%. Tape shows the lender did not document IRA statement to confirm 3-year continuance of retirement income of BWR1 used for qualification. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR1 receives SSI and retirement income. BWR2 receives SSI income, FICO 714, and $122K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $2,473.00 CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $3,400.01. This is an increase in fee of $927.01 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx/xx/2021 and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			539	515
6537761	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,170.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.01	6.500%	360	xx	xx	Conventional	Fixed	Purchase	94.030%	94.030%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	768	44.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as nominee for xx. No active liens and judgments have been found. The annual combined taxes for 2024 are due in the amount of $8,170.29 on xx/xx/2025. The annual combined taxes for 2023 were paid in the amount of $7,719.41 on xx/xx/2023. No prior year’s delinquent taxes have been found.	As per the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. Unable to determine the last transaction details. The current P&I is $1,991.01 with an interest rate of 6.500%. The current UPB reflected as per payment history tape is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history tape is xx.
No foreclosure activity has been initiated.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
BWR1 has 4 months on the job as a xx. BWR1 has prior employment experiences as axx for 2.66 years.
BWR2 has 2 years on the job asxx. Prior to this, BWR2 worked with xx for 1 year and 5 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents.Post-close 1008 is located at 800043518_Awad in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.83%. Tape shows BWR was not employed. Revised DTI is 130.60%. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4 months on the job as axx; BWR2 has 2 years on the job as a xx with xx. FICO 768, and $21K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )

Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$121.05.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

																																																																																									Exception downgraded. SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
92517580	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$459.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.22	8.240%	360	xx	xx	Conventional	ARM	Purchase	102.715%	102.715%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	22.284%	First	Final policy	Not Applicable	Not Applicable	03/27/2010	Unavailable	Not Applicable	8.240%	$521.29	03/27/2010	Financial Hardship	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 with xx, with the lender, MERS, as nominee forxx for the amount of xx No active liens and judgments have been found. The first installment of combined taxes for 2023 was paid in the amount of $459.00 on xx/xx/2024, and the second installment of combined taxes for 2023 is due in the amount of $459.00 on xx/xx/2025. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $821.41, which was applied for the due date of xx/xx/2024. The UPB as the payment history is xx, which includes the deferred balance in the amount of $7,634.70. As per the unexecuted copy of the deferral agreement located at xx" dated xx/xx/2024, there is a principal balance in the amount ofxx and a deferred balance of $7,634.70.	Collections Comments:As per the review of the servicing comments, the current status is collection.
According to the payment history as of xx/xx/2024, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2024. The UPB as the payment history is xx, which includes the deferred balance in the amount of $7,634.70.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner.
According to the BPO report dated xx/xx/2022 located at “xx,” the subject property needs repair in the total amount of $1,000.00 for exterior paint and landscaping thinned out and cleaned up. CCs do not show any damage. Unable to determine the current condition and status of the repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The temporary loan modification of the note and rider agreement is made between the borrower, xx. xx, and the lender, xx., on xx/xx/2010. The modified P&I was $521.29, and the modified interest rate was 8.240%, which was effective from xx/xx/2010 till xx/xx/2014. Thereafter, the interest rate will change with the ARM note. The unpaid principal balance has not been provided in the modification agreement.	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the state regulations prohibited fees test due to the below fees were included in the test:
Title Examination Fee paid by Borrower: $185.00
Title Document Preparation Fee paid by Borrower: $25.00
Title Insurance paid by Borrower: $140.00
Title Courier Fee paid by Borrower: $25.00.

This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is not signed by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	781
81662071	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,581.59	xx	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,850.65	5.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	23.267%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx with xx
There is one active code violation against the subject property with violation# xx. The violation type is work without permit. The violation amount is not provided.
The first installment of combined taxes for 2023/2024 has been paid in the amount of $7,290.80 on xx/xx/2023.
The second installment of combined taxes for 2023/2024 has been paid in the amount of $7,290.79 on xx/xx/2024.
The annual water/sewer charges for 2024 were delinquent in the amount of $195.11 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is 3 months delinquent with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,454.12 which was applied for the due date of xx/xx/2024. The current P&I is $2,850.65 and the interest rate is 5.625%. The current UPB is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is 3 months delinquent with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,454.12 which was applied for the due date of xx/xx/2024. The current P&I is $2,850.65 and the interest rate is 5.625%. The current UPB is xx.
No bankruptcy evidence has been found.
As per the collection comment dated xx/xx/2023, the RFD was loss of income.
The foreclosure was initiated on the subject property. As per the UT, the complaint was filed on xx/xx/2023. As per collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. The release of lis pendens was recorded on xx/xx/2023. The order of FC dismissal was filed on xx/xx/2023.
As per the tape data, the subject property is non-owner occupied.
As per the latest BPO report dated xx/xx/2024 located atxx", the subject property is an older home and needs repairs to bring it up to code and current conditions. CCs do not show damages.
BWR has been SE with xx for 4 years and 8 months.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT, the complaint was filed on xx/xx/2023. As per collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated. The release of lis pendens was recorded on xx/xx/2023. The order of FC dismissal was filed on xx/xx/2023.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO. Further details were not provided. Elevated for client review."	* The property type does not match the Appraisal Report (Lvl 3) "As per the appraisal report dated xx/xx/2021, the subject property type is single family, and the appraised value is xx. The property tax assessment attached to the UT reflects land value and improvement value as $0.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx Over by +$863.62.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $1,238.00
Processing Fee paid by Borrower: $750.00
Tax Service Fee paid by Borrower: $75.00
Underwriting Fee paid by Borrower: $750.00

This loan failed the NY subprime home loan test.xx
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.

Loan data is 5.957% and comparison data is 4.770%. The variance is +1.187%.

Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 5.941% exceeds APR threshold of 5.070% over by +0.871%."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +$863.62.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $1,238.00
Processing Fee paid by Borrower: $750.00
Tax Service Fee paid by Borrower: $75.00
Underwriting Fee paid by Borrower: $750.00"
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.957% exceeds APR threshold of 4.320% over by +1.637. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.941% exceeds APR threshold of 4.320% Over By +1.621%. Subject loan is escrowed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			509	Not Applicable
31129508	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,653.01	09/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.97	9.500%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 with the xx in the amount of xx, which was recorded on xx/xx/2023. No active judgments or liens have been found. The annual combined taxes for 2024 have been paid on xx/xx/2024 in the amount of $2,653.01. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,895.70 which was applied for the due date of xx/xx/2024. The current P&I is $1,225.97 and the interest rate is 9.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,895.70 which was applied for the due date of xx/xx/2024. The current P&I is $1,225.97 and the interest rate is 9.500%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is non-owner occupied.
No damage or repairs have been found.
Employment details are not required as the loan was approved using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			613	Not Applicable
17938942	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$28,012.11	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,852.49	3.375%	360	xx	xx	Conventional	Fixed	Purchase	78.481%	78.481%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	45.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2016 in the amount of xx with MERS as nominee for xx.’ and it was recorded on xx/xx/2016. No active judgments/liens have been found against the subject property/borrower. The county taxes for 2024-2025 are due on xx/xx/2024 and xx/xx/2025 in the total amount of xx. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $9,447.17. The current P&I is $6,852.49, and the interest rate is 3.375%. Current UPB is in the amount of xx.	Collections Comments:Current status of loan is collection. As per the payment history as of xx/xx/2024, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $9,447.17. Current UPB is in the amount of xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged. The type of damage and amount are not available. The loss draft was received at less than 90%. We are unable to determine whether the repairs have been completed."
No information has been found regarding BK.
The comment dated xx/xx/2024 shows that the reason for default is illness.
The comment dated xx/xx/2024 shows that the subject property is occupied by owner.
The foreclosure was initiated in 2023. The comment dated xx/xx/2023 shows that the sale was scheduled for xx/xx/2023 and it was cancelled due to the reinstatement of the loan. The case was dismissed. Again, foreclosure was initiated in 2024. The complaint was filed on xx/xx/2024. The foreclosure file was closed, and the order of dismissal was uploaded on xx/xx/2024 due to reinstatement. Further details not found.
BWR has 11.91 years on the job as a doctor/healthcare with XXXX.
Foreclosure Comments:As per UT dated 1xx/xx/2024, foreclosure was initiated in 2019; a complaint was filed on xx/xx/2019, and rescission was filed on xx/xx/2019. The foreclosure was initiated in 2022; the complaint was filed on xx/xx/2022. The rescission was filed on xx/xx/2022. The foreclosure was initiated in 2023. The comment dated xx/xx/2023 shows that the sale was scheduled for xx/xx/2023 and it was cancelled due to the reinstatement of the loan. The case was dismissed. Again, foreclosure was initiated in 2024. The complaint was filed on xx/xx/2024. The foreclosure file was closed, and the order of dismissal was uploaded on xx/xx/2024 due to reinstatement. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2016 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2016 reflects Points - Loan Discount Fee at $7,750.00. This is an increase fee in the amount of +$7,750.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2016, and the 1-year SOL is expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.036%, as the borrower’s income was xx and total expenses were in the amount of $9,246.79. Subject loan closed with manual UW. Subject loan originated on xx/xx/2016, and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			594	Not Applicable
11804953	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,600.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,271.85	5.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	35.528%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of MERS as nominee for xx No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $5,600.32 on xx/xx/2024. The water charges have been delinquent in the amount of $612.86, which is good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,154.98, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,271.85 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx. As per the deferment agreement located atxx, the deferred amount is $5,087.40.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 3 months delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the comment dated xx/xx/2022, the borrower was on a forbearance plan.
According to servicing comments dated xx/xx/2024, the subject property has repairs, and the estimated repair cost is not provided. As per the property inspection invoice dated xx/xx/2022, located axx, the siding of the subject property was damaged due to wind or storm, and the estimated cost of repairs is $1,000.00.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to the Covid-19 pandemic.
As per the deferment agreement located atxx, the deferred amount is $5,087.40.
The loan was originated on xx/xx/2021, and the covid-19 attestation is located atxx
BWR has been SE for 3 years and 8 months atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Final Application Incomplete (Lvl 2) "LO's signature on final 1003 is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.782% exceeds APR threshold of 4.320% over by +1.462%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Required Documentation Missing or Incomplete (Lvl 2) "Home loan toolkit is missing from loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			490	Not Applicable
3787740	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$457.44	7.990%	360	xx	xx	Conventional	ARM	Cash Out	78.987%	78.987%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	571	Not Applicable	49.108%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2002, which was recorded on xx/xx/2003 with instrument# xx in the amount of xx in favor of MERS as nominee for xx
No active judgments or liens have been found.
There is a junior mortgage open against the property in the amount of xx which was recorded on xx/xx/2003 in favor of xx
The taxes to follow.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $743.68 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $531.10 with an interest rate of 8.950%. The current UPB reflected as per the payment history is xx
.As per the seller's tape data, the deferred balance is $9,606.47.	Collections Comments:Currently, the loan is in bankruptcy.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the property inspection report dated xx/xx/2024, located axx the subject property is occupied by unknown and in good condition.
No foreclosure activity has been found.
The debtor (xx) filed bankruptcy under xx on xx/xx/2024 with Casexx, and the plan was confirmed on xx/xx/2024.
Currently, the bankruptcy is still active.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) filed bankruptcy under xx on xx/xx/2024 with Case xx, and the plan was confirmed on xx/xx/2024.
As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00.
The debtor shall pay $1,145.00 monthly for 36 months.
The POC was filed on xx/xx/2024 with the secured claim of xx with an arrearage of $2,478.14.
Currently, the bankruptcy is still active.	Not Applicable	Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR was not hand dated by the borrower."
																																																																																									* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37630697	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,115.34	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$561.40	9.290%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	45.084%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the total amount of $1,123.71 on xx/xx/2024 and xx/xx/2024 respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $461.40 which was applied for the due date of xx/xx/2024. The current P&I is $461.40 and the interest rate is unable to be determined. The current UPB is xx. As per tape data, the deferred balance is $6,917.76. The deferral agreement was made on xx/xx/2024 located at xx with the deferred balance of $6,917.76.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $461.40 which was applied for the due date of xx/xx/2024. The current P&I is $461.40 and the interest rate is unable to be determined. The current UPB is xx. As per tape data, the deferred balance is $6,917.76.
 No bankruptcy and foreclosure evidence has been found.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
 As per the BPO report dated xx/xx/2023xx”, roof of the subject property needs repairs. The cost of repair is $2,500.00. CCs do not show damage. No evidence has been found regarding repair completion.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx" filed for bankruptcy underxx with xx on xx/xx/2019. Schedule D of voluntary petition shows that the amount of the claim without deducting the value of the collateral isxx, and the value of the collateral is xx. The unsecured portion is $7,540.59. The motion to abandon the real property (doc#10) was filed on xx/xx/2020. The order on motion to abandon (doc#17) was filed on xx/xx/2020. The bankruptcy case was discharged on xx/xx/2020 and terminated on xx/xx/2020.	This is conventional ARM mortgage that originated with P&I of $561.40 and the rate of interest is 9.290%. According to the payment history as of xx/xx/2024, the current P&I is $461.40 and the interest rate is unable to be determined. As per tape data, the loan was modified on xx/xx/2011. The modification agreement is missing from the loan file.	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, If the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	681
71330845	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,998.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.67	11.994%	360	xx	xx	Conventional	Fixed	Cash Out	104.920%	104.920%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.240%	$759.09	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/1998 in the amount of xx in favor of xx, which was recorded on xx/xx/1998. No active judgments or liens have been found. The annual school, village, and combined taxes for 2024 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,002.54, which was applied for the due date of xx/xx/2024. The current monthly P&I is $759.09, and the rate of interest is 10.24%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the collection xx/xx/2022, the RFD was an illness of the borrower.
As per the collection comment dated xx/xx/2024, the borrower was approved for 6 months of the FB plan that was started on xx/xx/2024 and ended on xx/xx/2024 with the monthly amount of $1,708.38.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the BPO report dated xx/xx/2024, located at xx,” the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage that was originated on xx/xx/1998 with a P&I of $981.67, a rate of interest of 11.994%, and a maturity date of xx/xx/2028. The current P&I, as per the latest payment history, is $759.09, and the rate of interest is 10.240%. There is a reduction in P&I and interest rates with respect to note data. The modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Not all borrowers signed TIL (Lvl 2) "Final TIL signed by the borrower is missing from the loan documents." * TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592	Not Applicable
39951703	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,563.23	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,167.82	8.970%	300	xx	xx	Conventional	Fixed	Cash Out	101.825%	101.825%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	48.268%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the xx for the amount of xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $2,201.67. The annual school taxes for 2024-25 were paid in the amount of $361.56. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,259.01, which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx, and the deferred balance is $9,474.46. The current P&I is $646.50, and the interest rate is 2.379%. The deferral is agreement located at xx	Collections Comments:The loan is currently in collection.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is xx and the deferred balance is $9,474.46.
The loan has been modified.
The foreclosure was not initiated.
The borrowers, “xx” filed for bankruptcy under xx with casexx on xx/xx/2005. The bankruptcy was discharged on xx/xx/2005, and the case was terminated on xx/xx/2006.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2023, the borrower intends to sell the property.
As per the BPO (xx) dated xx/xx/2023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers, “xx,” filed for bankruptcy under xx with case xx6 on xx/xx/2005. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $5,400.00. The bankruptcy was discharged on xx/xx/2005, and the case was terminated on xx/xx/2006.

This is a conventional fixed-rate mortgage with a P&I of $1,167.82, an interest rate of 8.970% and a maturity date of xx/xx/2029. The P&I as per payment history is $646.50 and the interest rate is 2.379%. There is a difference in P&I with respect to note data. The modification agreement is missing from the loan file.	Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to APR calculated 7.754% exceeds APR threshold of 9.193% over by -1.439%."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from loan file."
																																																																																									* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
10474012	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$410.56	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.95	8.480%	300	xx	xx	Conventional	Fixed	Cash Out	97.913%	97.913%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 in the amount of xx with xx, and it was recorded on xx/xx/2004. There is one civil judgment open against the borrower with xx which was recorded on xx/xx/2024. The judgment amount is not mentioned in the supporting document. The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $402.35. As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,850.00, which applied for xx/xx/2024. The current P&I is $981.47 with an interest rate of 6.480%. The UPB is xx. The seller's tape shows the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $981.47 with an interest rate of 6.480%. The UPB is xx. The seller's tape shows the deferred balance is xx.
No foreclosure activity has been found.
The debtor "xx" filed for bankruptcyxx with the casexx on xx/xx/2009. The case was dismissed on xx/xx/2009 and terminated on xx/xx/2012.
As per tape data dated xx/xx/2024, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" filed for bankruptcyxx3 with the casexx on xx/xx/2009. As per schedule D (xx1) the amount of claim without deducting the value of the collateral is xx0 and the value of the collateral is xx. The unsecured portion is $0.00. The POC (xx2) was filed by the xx on xx/xx/2012, for the secured claim amount of xx and the amount of arrearage is $0.00. The xx plan was not confirmed. MFR was not filed. The case was dismissed on xx/xx/2009 and terminated on xx/xx/2012.	This is a conventional fixed-rate mortgage originated on xx/xx/2004 with a P&I of $1,325.75, an interest rate of 8.480%, and a maturity date of xx/xx/2029. The P&I as per payment history is $981.47, and the rate of interest is 6.480%. There is a difference in P&I with respect to note. The tape data indicate the latest modification was made on xx/xx/2010. The loan modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to APR calculated 7.657% exceeds APR threshold 9.123% under disclosed by -1.466%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
																																																																																									* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	679
59148084	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$260.33	$799.33	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$493.02	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	633	Not Applicable	42.718%	First	Short Form Policy	Not Applicable	Not Applicable	08/09/2010	$35,057.59	Not Applicable	7.500%	$240.26	09/01/2010	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx0 in favor of xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument | Book/Page #xx
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $799.33 on xx/xx/2024.
The 1st installment of county taxes for 2024 was paid in the partial amount of $260.23 on xx/xx/2024.
The 1st installment of county taxes for 2024 is delinquent in the total amount of $260.23, which was due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024.The last payment was received on xx/xx/2024 in the amount of $326.39 which was applied for the due date of xx/xx/2024. The current monthly P&I is $240.26 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is a nonpaying renter.
According to the PACER, the borrower filed for bankruptcy under xx with casexx on xx/xx/2011. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the BPO report dated xx/xx/2021 located at (xx), the subject property needs repairs or replacement of garage concrete and a gate, and the estimated cost of repairs is xx. CCs do not show damages. There is no evidence of completion of repairs.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the FEMA disaster was declared on xx/xx/2024 for severe storms. Tornadoes. CCs do not show damages.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under xx with case xx on xx/xx/2011. As per the voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2011 and terminated on xx/xx/2011.	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2010 shows the new modified unpaid principal balance is $35,057.59 out of which $30,730.06 is interest bearing amount and deferred amount is $4,327.53. The borrower agreed to pay the modified monthly P&I of $240.26 with a modified interest rate of 7.500% starting on xx/xx/2010 and continuing until the new maturity date of xx/xx/2043. There is principal forgiven in the amount of $32,083.24.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	Not Applicable
77429620	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,382.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$401.82	11.890%	240	xx	xx	Conventional	Fixed	Cash Out	63.360%	63.360%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2007 with the lender “xx” in the amount of xx which was recorded on xx/xx/2007. No active judgments or liens have been found. Annual combined/ school/village taxes for the year 2024 were paid in the total amount of $2,382.89. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $394.38 and PITI is $658.97. The UPB reflected as per the payment history is xx. As per PH tape the deferred balance is $4,144.40.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024 and the next due date for payment is xx/xx/2024. The P&I is $394.38 and PITI is $658.97. The UPB reflected as per the payment history is xx. As per PH tape the deferred balance is $4,144.40.
Collection comment does not state RFD.
As per BPO report dated xx/xx/2024 located at xx, the subject property is non-owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to APR calculated 11.319% exceeds APR threshold 12.674% under disclosed by -1.355%."
																																																																																									* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			556	573
83977130	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$673.81	$670.16	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$482.78	11.220%	360	xx	xx	Conventional	Fixed	Refinance	105.489%	105.489%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with the xx, for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2024 are due in the amount of $670.16 on xx/xx/2024 and xx/xx/2025.
The first and second installments of county for 2023 are delinquent in the amount of $673.81, which are good through xx/xx/2024.
The water/sewer charges for 2024 are delinquent in the amount of $202.73, which are good through xx/xx/2024.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $388.43, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $4,512.72, and the deferred balance is $6,385.03. The current P&I is $388.43, and the interest rate is 11.220%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is $4,512.72, and the deferred balance is $6,385.03.
The loan has been modified.
The foreclosure was not initiated.
The borrowers, “xx,” filed for bankruptcy underxx with case #xx on xx/xx/2006. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.
As per the BPO (xx) dated xx/xx/2024, the subject property is occupied by unknown.
As per the comment dated xx/xx/2024, the reason for default is the illness of the borrower.
No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers, “xx,” filed for bankruptcy underxx with case xx5 on xx/xx/2006. The POC was filed on xx/xx/2006 by the xx., with the claim amount of xx, and the arrearage amount is $388.43. The xx plan was filed on xx/xx/2006, and the plan was confirmed on xx/xx/2006. The debtor has promised to pay the trustee in the amount of $105.00 for 60 months. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The xx trustee’s final report was filed on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.	This is a conventional fixed-rate mortgage with a P&I of $482.78, an interest rate of 11.220%, and a maturity date of xx/xx/2052. The P&I, as per payment history, is $388.43, and the interest rate is 11.220%. There is a difference in P&I with respect to note data. The modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of --xx.

Loan failed TILA APR test due to APR calculated 10.446% exceeds APR threshold of 11.916% over by -1.470%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL (Lvl 2)     "Borrower not hand signed final TIL."
																																																																																									* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			673	Not Applicable
19724366	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$619.00	$1,238.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$439.85	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	647	45.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2023-2024 was paid in the amount of $619.00 on xx/xx/2024.
The 2nd installment of county taxes for 2023-2024 is delinquent in the total amount of $619.00, which was due on xx/xx/2024 and good through xx/xx/2024.	According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $518.29 which was applied for the due date of xx/xx/2024. The current monthly P&I is $439.85 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx and deferred balance is $2,202.64.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2024, the borrower is currently 01 month delinquent with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is  xx and deferred balance is$2,202.64.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA foreclosure rescission finance charge test due to finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of
-$1.34. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																									* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43989345	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.64	9.690%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	Not Applicable	31.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx in favor of MERS as nominee for XXXX of xx There is an active junior mortgage against the subject property in favor ofxx in the amount of xx which originated on xx/xx/2019 and recorded on xx/xx/2019 with the instrument | book/page#xx The property tax status is "to follow".	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $603.34 which was applied for the due date of xx/xx/2024. The current monthly P&I is $384.64 with an interest rate of 9.690%. The current UPB reflected as per the payment history is xx. As per the deferment agreement located atxx the servicer deferred payments in the amount of $5,218.30.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows missing OG ends and no known signer. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			474	Not Applicable
44905089	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$154.99	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$347.52	9.100%	360	xx	xx	Conventional	Fixed	Refinance	116.690%	116.690%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with the lender xx for the amount of $xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2024 are due in the amount of $154.99. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 2 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $404.04, which was applied to the due date of xx/xx/2024. The unpaid principal balance is $6,182.46 and the deferred balance is $6,552.79. The current P&I is $265.25, and the interest rate is 9.100%.	Collections Comments:The loan is currently in collection.
According to the latest payment history as of xx/xx/2024, the borrower has been currently delinquent for 2 months, and the next due date is xx/xx/2024. The unpaid principal balance is $6,182.46 and the deferred balance is $6,552.79.
The foreclosure was not initiated.
The borrowers, “xx,” filed for bankruptcy under xx with case #xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the BPO xx  dated xx/xx/2022, the subject property needs repairs in the total amount of xx. These repairs include roof, exterior paint, and landscaping. CCs do not show damage. Unable to determine whether the repairs have been completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers, “xx on xx/xx/2010. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.

																																																																																			This is a conventional fixed-rate mortgage with a P&I of $347.52, an interest rate of 9.100% and a maturity date of xx/xx/2032. The P&I as per payment history is $265.25 and the interest rate is 9.100%. There is a difference in P&I with respect to note data. The modification agreement is missing from the loan file.	Credit Application	xx	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83394159	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,237.93	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,050.78	5.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	782	Not Applicable	40.907%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with the lenderxx for the amount of $xx There is a state tax lien (XXXX) against the borrower in favor of the xx for the amount of $12.43 recorded on xx/xx/2024. The annual combined taxes for 2024 were paid in the amount of $4,237.93. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,714.87, which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $2,050.78, and the interest rate is 5.625%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower, “xx,” filed for bankruptcy under xx with case #xx on xx/xx/2023. The bankruptcy was discharged on xx/xx/2023, and the case was terminated on xx/xx/2023.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
The appraisal report reflects as-is conditions. The photo addendum shows the basement room needs to be repainted. As per the comment dated xx/xx/2024, the roof of the subject property was damaged. Estimated cost to cure is not available. Unable to determine whether the repairs have been completed.
BWR has 1 month on the job as a xx  at xx  and receives child support and alimony income. Previously, BWR has 2.5 years on the job as an assistant at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:The borrower, “xx ,” filed for bankruptcy under xx with case #xx on xx/xx/2023. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2023, and the case was terminated on xx/xx/2023.	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects the as-is conditions. The photos addendum shows the basement room needs to be repainted. Estimated cost to cure is not available in the loan file. The updated 1004D/Completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.90%. Tape shows assets were not properly documented. Bank statement in the file shows xx in assets, and the cash-to-close requirement is xx. Large deposit of xx was not sourced. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1 month on the job as a xx at xx and receives child support and alimony income, FICO 782, and $30K equity in the subject. Downgraded to LVL2 based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
47632888	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,619.89	11/13/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,645.38	5.990%	360	xx	xx	Conventional	Fixed	Purchase	94.991%	94.991%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	30.793%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the xx for the amount of $xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of $581.10.
The annual county taxes for 2024 are due in the amount of $1,619.89 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,301.99 which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $2,645.38 and the interest rate is 5.990%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 15.16 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Transfer Taxes fee at $5,301.00. FCD dated xx/xx/2024 reflects Transfer Taxes fee at $5,656.95. This is an increase in fee of +$355.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Intent to Proceed Missing  (Lvl 3)     "Tape and review of the loan documents show intent to proceed is missing from the loan documents. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82543083	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,871.85	9.999%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	40.863%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $9,871.85 with an interest rate of 9.999%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per seller tape data, the subject property is occupied by the borrower.
No damage and repairs have been found.
BWR has been SE for 8.5 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO at 40.86%. Review shows the lender miscalculated business deposits and excluded debt without supporting documents. Revised DTI is 76.76%. The subject loan originated on 10/XX/23, and the 3-year SOL is active. BWR is SE as the xx for 8 years. Equity $125K, 719 FICO and $4,134 residual income."	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance document is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.374% exceeding the APR threshold of 9.620% by +0.754%. This loan is compliant with regulations 1026.35(b), (c), and (d). Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88668600	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	10/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The current P&I is $3,419.86; the PITI is in the amount of $3,995.00 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence of damage or repair has been found.
As per seller’s tape data the subject property is owner occupied.
No evidence of bankruptcy or foreclosure has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49865359	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The current P&I is $3,548.74, and PITI is in the amount of $4,218.23 with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per seller’s tape data the subject property is owner occupied.
No information has been found regarding the FC.
No information has been found regarding the BK case.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49944974	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	10/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,297.93, which was applied for the due date of xx/xx/2024, and P&I is $3,230.11 with an interest rate of 6.990%. The new UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The new UPB is xx.
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per tape data, the subject property is owner-occupied.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93070892	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	10/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The current P&I is in the amount of $3,416.07, and PITI is $4,111.15 with an interest rate of 10.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per seller’s tape data the subject property is owner occupied.
As per the collection comment dated xx/xx/2024, the property is located in a FEMA disaster area. CC does not reflect damage.
No information has been found regarding the FC.
No information has been found regarding the BK.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40515420	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is currently making the regular payments, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,330.60, which was applied for the due date of xx/xx/2024. The current P&I is $3,674.76 with an interest rate of 10.125%, and the PITI is $4,330.60. The UPB is xx.	Collections Comments:According to the service comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is currently making the regular payments, and the next due date is xx/xx/2024. The UPB is xx
Unable to determine the current occupancy and condition of the subject property.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64512543	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The current P&I is in the amount of $855.61, and the PITI is in the amount of $1,129.89 with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59179749	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,317.17	10.499%	480	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	43.842%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The P&I is in the amount of $6,317.17, and PITI is $7,152.60. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The UPB is xx.
No records for foreclosure or bankruptcy have been found.
No repairs or damage have been found.
The RFD was unable to be determined.
BWR was SE for 4.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "This loan failed the loan term test as the loan term exceeds 30 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.881% exceeds APR threshold of 7.750% over by +3.131%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test due to an APR calculated at 10.881% exceeds APR threshold of 7.750% over by +3.131%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98087022	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Alabama	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$14,970.38	10.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	47.850%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the loan is current, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2024. The P&I is xx, and PITI is xx. The UPB is xx.	Collections Comments:According to the service comment, the current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is currently making the regular payments, and the next due date is xx/xx/2024. The UPB is xx. As per the collection comment dated xx/xx/2023, the subject property is owner occupied. As per the collection comment dated xx/xx/2023, the reason for the default is a payment dispute. Unable to determine the current condition of the subject property. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damage and repairs have been found. BWR has been SE for 10.91 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents"	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.893% exceeds APR threshold of 8.520% over by +2.373%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37827243	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	10/17/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,657.47, which was applied for the due date of xx/xx/2024. The current P&I is $1,493.92 with an interest rate of 10.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
Collection comment dated xx/xx/2024 shows that the reason for default is the borrower getting paid late.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No bankruptcy details have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2439689	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	10/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,629.71, which was applied for the due date of xx/xx/2024. The current P&I is $1,981.87 with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.
No damage and repairs have been found.
As per comment dated xx/xx/2023, the RFD is loss of income.
"The subject property is located in the xx. CCs do not show damages."
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75876619	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The current P&I is in the amount of $403.25, and PITI is in the amount of $518.99 with an interest rate of 10.250%. The UPB is reflected in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is reflected in the amount of xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95961456	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	10/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,148.88 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $4,506.21 with an interest rate of 10.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
No damage and repairs have been found.
As per tape data, the subject property is occupied by the owner.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61391818	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	10/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,759.90, which was applied for the due date of xx/xx/2024. The current P&I is $3,397.99 with an interest rate of 10.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per comment dated xx/xx/2024, the reason for default is late payment from the tenant.
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7257675	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,777.55, which was applied for the due date of xx/xx/2024. The current P&I is $3,039.13 with an interest rate of 10.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The current UPB is xx.
As per comment dated xx/xx/2024, RFD is insufficient funds.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per tape data, the subject property is owner-occupied.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25424346	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	10/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $828.34 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $575.18 with an interest rate of 6.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.
No damage and repairs have been found.
The RFD is unable to be determined.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80016767	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $4,468.96, which was applied for the due date of xx/xx/2024. The current P&I is $3,870.62 with an interest rate of 10.375%, and PITI is $4,468.96. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the current occupancy and condition of the subject property.
No information has been found regarding the foreclosure and bankruptcy.
No damage and repairs have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31508663	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $2,598.38, which was applied for the due date of xx/xx/2024. The P&I is $2,354.96, the interest rate is 10.375%, and PITI is $2,598.38. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The current UPB is xx.
No records for foreclosure and bankruptcy have been found.
No repairs and damage have been found.
As per tape data, the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46812468	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	10/14/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The last payment was received on xx/xx/2024 for the due date of xx/xx/2024. The P&I is in the amount of $2,892.78, and PITI is $3,353.64. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date for payment is xx/xx/2024. The UPB is xx.
As per the tape data, the property is occupied by the borrower.
No records for foreclosure or bankruptcy have been found.
The RFD is unable to be determined.
No repairs or damage have been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27242715	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,180.32	11/01/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,407.23	7.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	787	42.658%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xx with xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2023 have been paid in the total amount of $3,590.16 on xx/xx/2024 and xx/xx/2024. The third and fourth installments of combined taxes for 2023 are due in the total amount of $3,590.16 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,129.29 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $2,407.23 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property is located in the disaster-declared area, and we are unable to determine the type of the FEMA disaster.
As per the appraisal report dated xx/xx/2024, the photo addendum located at xx shows defective paint of the exterior basement window. There is no evidence to confirm the exact cost and current status of repairs. CCs do not show damages.
Unable to determine the current condition of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx. BWR had prior employment experience as a xx xx/xx/2022 and xx/xx/2023 for 1.5 years.
BWR2 has 5.66 years on the job as a website user experience specialist at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 42.658%. The tape shows stability of BWR’s income was not established, and the revised DTI is 60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7 months on the job as a registered nurse at xx. BWR2 has 5.66 years on the job as a website user experience specialist at xx, FICO 694, 0X30 since inspection, $84K equity in the subject and $3,638 residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects as-is conditions. The photo addendum of the property shows defective paint on the exterior side of the basement window. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	730
80699508	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,970.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.18	3.250%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	41.096%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$359,034.02	Not Applicable	3.250%	$1,337.55	06/01/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xx in favor of xx No active judgments or liens were found. The 2024 combined annual taxes were paid in the amount of $1,792.24 on xx/xx/2024. The 2024 school annual taxes were paid in the amount of $3,090.25 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,016.06, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,337.55 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
As per servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to the Covid-19 pandemic. As per servicing comment dated xx/xx/2023, the borrower was on a covid-19 forbearance plan. No further information has been found.
No information has been found related to damage or repairs.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
BWR has 2 months on the job as a service technician at xx. BWR has prior employment experience as a service technician at xx between xx/xx/2018 and xx/xx/2021 for 2.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx/xx/2021 with a P&I of $1,572.18, a rate of interest of 3.250%, and a maturity date of xx/xx/2064. The current P&I, as per the latest payment history is $1,337.55, and the rate of interest is 3.250%. As per servicing comment dated xx/xx/2024, the loan has been modified. The new modified unpaid principal balance is in the amount of $359,034.02 with an interest rate starting at 3.250%, and the borrower promises to pay P&I in the amount of $1,337.55 beginning on xx/xx/2024. The maturity date is xx/xx/2064. The loan modification document is missing from the loan file.	Missing or error on the Rate Lock Missing Required Disclosures	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.09%. The tape shows stability of BWR’s income was not established. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2 months on the job as a xx at xx, FICO 789, and $70K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
82753703	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,218.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.55	2.875%	360	xx	xx	Conventional	Fixed	Purchase	77.083%	77.083%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	40.296%	First	Final policy	Not Applicable	Not Applicable	03/01/2024	$177,535.75	Not Applicable	2.875%	$622.83	03/01/2024	Financial Hardship	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 in the amount of $xx with xx , and it was recorded on xx/xx/2021.
No active judgments or liens found.
The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of $1,109.17.
The second installment of county taxes for 2024 is due on xx/xx/2025 in the amount of $1,109.16.
As per the updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,002.03, which applied for xx/xx/2024. The current P&I is $622.83 with an interest rate of 2.875%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date of payment is xx/xx/2024. The current P&I is $622.83 with an interest rate of 2.875%. The UPB is xx.
As per servicing comment dated xx/xx/2024, the loan is modified effective xx/xx/2024
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated xx/xx/2024, the RFD is a distant employment transfer.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Covid-19 attestation is available in the loan file, which is located at “xx.”
BWR has 14.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on xx/xx/2024. The new modified rate is 2.875% and borrower promises to pay the P&I of $622.83 which began on xx/xx/2024. The new principal balance is $177,535.75. The maturity date is xx/xx/2064.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 40.29%. Tape shows miscalculation of income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 14.16 years on the job as a xx at xx, FICO 689, and $64K equity in the subject."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$854.00. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. Subject loan is purchase case, originated on xx/xx/2021 and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99950993	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,735.04	10/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.12	8.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	720	Not Applicable	61.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender xx for the amount of $xx. There is a prior IRS lien against the borrower in favor of the xx for the amount of $xx recorded on xx/xx/2019. The first and second installments of county taxes for 2024 are due in the amount of $xx on xx/xx/2024 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,353.12, which was applied to the due date of xx/xx/2024. The unpaid principal balance is xx. The current P&I is $1,353.12, and the interest rate is 8.750%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is non-owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 18.16 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable		* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal report located at “xx,” the subject property is a manufactured home. The manufactured home rider, located at “xx , and the affidavit of affixation, located at xx , show that the home is affixed and the serial # is xx . The TPOL schedule B shows an exception for the notice and certificate of occupancy for mobile home installation on a foundation system recorded on xx/xx/2004 as instrument #xx." * Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
51694012	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$718.00	11/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.56	7.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	94.945%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	26.097%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2023 in the amount of $xx with the lender,xx , which was recorded on xx/xx/2023 in instrument #xx. There is a junior mortgage that was originated on xx/xx/2023 in the amount of $xx with the lender, xx , which was recorded on xx/xx/2023 in instrument # xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 were paid in the amount of $718.00 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,060.84 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $886.56, and the interest rate is 7.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,060.84 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $886.56, and the interest rate is 7.750%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has 6.83 years on the job as a xx at xx .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows tie-down straps are looped loosely around the home frame, and the loops are crimp sealed rather than being attached to the top or bottom flange of the frame I-beams with frame clips. Need to detach the straps from the ground anchors and reattach the tie-down straps to the outside frame I-beams with frame clips. Further details not provided."
																																																																																								* Property is Manufactured Housing (Lvl 3) "Home is affixed. As per the appraisal and updated title report, the subject property is a manufactured home. The affidavit of affixation rider located at "xx" shows Serial #xx . The short form policy located at "xx " shows an exception for the affidavit of affixation, which was recorded on xx/xx/2020."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			549	Not Applicable
69239139	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,983.09	11/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,838.25	7.990%	360	xx	xx	Conventional	Fixed	Refinance	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	679	Not Applicable	49.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx No active judgments or liens were found. The 2024 county annual taxes are due in the amount of xx on xx/xx/2025. The 2023 county annual taxes were paid in the amount of xx on xx/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $5,221.59, which was applied for the due date of xx/xx/2024. The current monthly P&I is $4,838.25 with an interest rate of 7.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
The reason for the default is not available in the servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, occupancy of the subject property is second home.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has been xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.97%. Tape shows miscalculation of BWR's SE income and PITI of the subject property. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been xx with xx , FICO 679, and $443K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect trust review fee. CD dated xx/xx/2024 reflects trust review fee at $95.00. This is an increase in fee of +$95.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2024, and the 1-year SOL is active."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
93660730	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,303.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,096.16	7.000%	360	xx	xx	Conventional	ARM	Purchase	77.500%	77.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.320%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $2,303.23 on xx/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2024. As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current P&I is $7,096.16, and the interest rate is 7.000%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No information have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the investor is unable to reallocate the subject loan to another investor given asset reserve requirements and FICO is less than 700. Bank statements in the file show $36K and gift assets of $232K supported by a gift letter satisfy the cash-to-close requirement of $161K and reserves required of $42K. Further details not provided. BWR has been xx at xx , FICO 692 and $311K equity in the subject."
* Closing_Disclosure violations (Lvl 3)     "Final CD is not hand-dated by the borrower."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of $104.50. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																								* Missing credit report (Lvl 3) "The credit report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42%. Tape shows BWR SE income is from xx . Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been xx xx and xx , FICO 700, and $300K equity in the subject." * Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $2,389.09."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			674	Not Applicable
58990040	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,983.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.73	6.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	103.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	40.388%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount of $xx, which was recorded on xx/xx/2024 in Instrument No. xx . There is a prior civil judgment against the BWR "xx" in favor of "xx " in the amount of $121.50, which was recorded on xx/xx/2005. There is a junior mortgage against the subject property, which originated on xx/xx/2024 with the lender, xx , in the amount of $xx, which was recorded on xx/xx/2024 in Instrument No. xx. The annual county taxes for 2023 were paid on xx/xx/2023 in the amount of $2,983.99. No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,351.00 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $925.73 with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:The current status is performing. As per the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR has 4 months on the job as a xx with xx . BWR has switched jobs multiple times within 2 years. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the investor rejected the loan due to the borrower executing the title company CD at closing that reflected $0 for total payments, finance charge, amount financed, APR, and TIP, and the borrower executed the correct seller CD after 7 days of closing. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD reflects cash to in the amount of $2,000.00." * Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx/xx/2024. Notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note date is xx/xx/2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
88704636	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,548.05	11/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,747.93	6.875%	360	xx	xx	Conventional	Fixed	Purchase	89.000%	89.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	670	800	49.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx
There are six prior judgments against the borrower in favor of multiple plaintiffs in the total amount of $xx, which were recorded on xx/xx/2017, xx/xx/2018, xx/xx/2018, xx/xx/2020, xx/xx/2020, and xx/xx/2021, respectively.
There is a credit card judgment against the borrower in favor of xx ., in the amount of $xx, which was recorded on xx/xx/2024.
The annual county taxes for 2024 were paid in the amount of $3,406.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,685.55, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,747.93, and the rate of interest is 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the seller’s tape data, the subject property was occupied by the owner.

BWR has 2.16 years on the job as a xx with xx.
BWR3 has 2.25 years on the job as a xx with xx
BWR4 has 4 months on the job as an xx  with xx. BWR4 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.30%. Tape shows rental income used for qualification is not supported by prior history of property ownership. Revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.16 years on the job as a xx with xx . BWR2 receives SSI income. BWR3 has 2.25 years on the job as a xx with xx . BWR4 has 4 months on the job as an xx with xx , FICO 670, 0X30 since inception, $53K equity in the subject, and $4,613 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$3,877.51.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,295.00
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects points - loan discount fee at xx. CD dated xx/xx/2024 reflects points - loan discount fee at xx. This is an increase in fee of +$3,477.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$3,877.51.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,295.00
Points - Loan Discount Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "The appraisal report is as is, and the subject property building is already built up. Review of Redfin shows land only with an estimated value of $XX. Current UPB $416K."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			654	Not Applicable
71082710	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,956.57	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,426.11	4.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	43.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $5,956.57 on xx/xx/2024.
The water charges for 2025 have been delinquent in the amount of $43.00 which are good through xx/xx/2025.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,982.60 which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,426.11 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
Unable to determine the occupancy of subject property.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The borrower xx  has been working at xx as a xx.
BWR has 2.41 years on the job as a xx officer at xx. Additionally, BWR receives a defined contribution plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Required Disclosures	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.69%. Tape shows lender did not exclude a $3K per month marital settlement and the revised DTI is 75.765%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.41 years on the job as a xx officer at xx and receives a pension, FICO 779, $92K equity in the subject, and $2,422 residual income."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL is active."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "The revised CD dated xx/xx/2024 is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53363047	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,358.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,571.07	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	731	739	47.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx. in the amount of $xx, which was recorded on xx/xx/2024.
There is a UCC judgment in favor of xx, which was recorded on xx/xx/2024.
1st installment county taxes for the year 2024/2025 has been paid in the amount of $6,679.16 on xx/xx/2024.
2nd installment county taxes for the year 2024/2025 is due in the amount of $6,679.12 on xx/xx/2025.
No prior-year taxes have been found delinquent.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $4,882.89 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $3,571.07 with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The reason for the default is not available.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.58 years on the job as a xx at xx. BWR1 has prior employment experience as an xx with xx Unified between xx/xx/2021 and xx/xx/2022 for 1 year.
BWR2 has 2.83 years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.73%. The tape shows BWR1 was not employed prior to closing, and the revised DTI is 113%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.58 years on the job as a xx at xx District, and BWR2 has 2.83 years on the job as a xx at xx, FICO 731, 0X30 since inception and $146K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$694.75. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year.

																																																																																									Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28389387	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,304.02	11/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,018.21	5.990%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	680	49.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx.
No active judgments or liens have been found.
The 1st installment of the county tax for 2024/2025 has been paid on xx/xx/2024 in the total amount of $1,652.01.
The 2nd installment of the county tax for 2024/2025 was due on xx/xx/2025 in the total amount of $1,652.01.
No delinquent tax has been found.	As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024, in the amount of $4,058.32, which was applied for the due date of xx/xx/2024. The current P&I is $3,018.21, and interest rate is 5.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The UPB is xx.
As per the tape data, the subject property is owner-occupied.
No evidence has been found regarding the current foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has 1.75 years on the job as a xx at xx. BWR has prior employment experience as a xx at xx. between xx/xx/2022 and xx/xx/2022 for 4 months.
BWR2 has 1.83 years on the job as a xx at the xx. BWR2 has prior employment experience as an xx between xx/xx/2021 and xx/xx/2022 for 1.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows source of large deposit could not be verified and the the verified funds are short to close. Review of bank statements in file shows xx with a large deposit of $101K from the sale of REO satisfying the cash to close requirement of xx. Further details not provided."
																																																																																								* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing at the time of closing. Post-closure is available at xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98773672	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,657.66	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,134.34	4.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	41.527%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xx with xx.
No active judgments or liens have been found.
The 1st, 2nd and 3rd installments of county taxes for 2025 were paid in the total amount of $3,493.89 on xx/xx/2025, xx/xx/2024 and xx/xx/2024.
The fourth installment of county taxes for the year 2025 is due in the amount of $1,163.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,656.85, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,134.34 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx..	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $2,134.34 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has been xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows appraisal report used on the subject loan was transferred from different BWR, and the loan product was changed from FHA to conventional. Appraisal report is as is with an appraised value of $XX. Zillow search shows an estimated value of $XX. Current UPB is $396K. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19905377	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,680.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,499.67	3.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	35.903%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of $xx in favor of xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of $xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument | Book/Page # xx.
The annual combined taxes for 2024 were paid in the amount of $5,252.70 on xx/xx/2024.
The annual town taxes for 2024 were paid in the amount of $427.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $3,039.39, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,499.67 with an interest rate of 3.750%.The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has 3.91 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed the QM points and fees test. Further details not provided. Infinity compliance result shows the loan failed QM points and fees test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$1,877.88.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $995.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated onxx/xx/2021 and the 1-year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$1,877.88.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $995.00."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40017386	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,593.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.06	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	49.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xx with the lender xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,205.98 on xx/xx/2024.
The 1st installment of school taxes for 2024 is paid in the amount of $1,193.80 on xx/xx/2024.
The 2nd installment of school taxes for 2024 is due in the amount of $1,193.79 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,993.73, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,347.06 with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,993.73, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,347.06 with an interest rate of 6.375%. The current UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per tape data, the subject property is owner occupied.
BWR has been xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal of the subject property is as is, and the photo addendum shows signs of a leak on the 2nd-floor ceiling. 1004D or inspection report by a licensed professional is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.78%. Tape shows the documentation supporting rental income was not documented by the lender. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been xx at xx, FICO 662, and $58K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Transfer Taxes at $1,392.00. CD dated xx/xx/2022 reflects Transfer Taxes at $1,594.00. This is an increase in fee of +$202.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68807844	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	No	Not Applicable	First	$0.00	$4,423.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.86	3.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	676	733	42.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xx with xx xx.
There is one junior mortgage against the subject property originated on xx/xx/2023 in favor of xx in the amount of $xx, which was recorded on xx/xx/2023.
The annual county taxes for 2024 were paid in the amount of $4,246.54 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,879.31, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,251.86, and the rate of interest is 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
As per the comment dated xx/xx/2024, the borrower's intention was to sell the subject property. Further details are not provided.
BWR1 has been xx at xx.
BWR2 has 16.08 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject property is ineligible, and the subject condo project is involved in litigation. Further details not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test due to finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$459.55. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2021 and the 1-year SOL is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2418852	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,545.24	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,434.01	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	44.308%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx in favor of xx. No active judgments or liens were found. The 1st installment of county taxes for 2024-2025 was paid in the amount of $1,772.62 on xx/xx/2024. The 2nd installment of county taxes for 2024-2025 is due in the total amount of $1,772.62 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,434.01 which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,434.01 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.

BWR has been xx at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Higher-Priced Mortgage Loan test Fail (Lvl 4) "Loan failed the HPML test due to an APR calculated at 8.053% exceeding the APR threshold of 7.650% over 0.403%, and the subject loan is not escrowed. Subject loan originated on xx/xx/2024 and the 1-year affirmative defense period is open. Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.074% exceeds APR threshold of 7.650% by 0.424%. The subject loan is not escrowed."	* Compliance Testing (Lvl 3) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.053% exceeds APR threshold of 7.650% over by +0.403%. Subject loan is not escrowed." * Loan does not conform to program guidelines (Lvl 3) "Tape shows HPML loan with no escrows. Infinity CE report shows loan failed HPML test, and the subject loan is not escrowed." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Critical	Fail	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
86976110	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,248.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,689.84	5.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	45.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of $xx with xx. No active judgments or liens have been found. The annual county taxes for 2024 have been paid in the amount of $2,248.73 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan. The last payment was received on xx/xx/2024, which was applied for the due date of xx/xx/2024, and the next due date for payment is xx/xx/2025. The P&I is $1,689.84, and PITI is $2,366.89. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan. The UPB reflected as per the payment history is xx. As per the tape data, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding damage. BWR has 29.33 years on the job as a xx with xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS from the time of closing is missing from the loan documents. Post-closure LP is available at Peterson xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.48%. Tape shows rental income miscalculation due to insufficient evidence of receipt of rental income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 29.33 years on the job as a xx with xx, FICO 600, 0X30 in the last 24 months, and $18K equity in the subject."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect lock extension fee. Final CD dated xx/xx/2022 reflects lock extension fee at $96.87. This is an increase in fee of $96.87 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
99103814	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,576.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,251.28	7.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	738	Not Applicable	48.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2024 shows that the subject mortgage originated on xx/xx/2022, which was recorded on xx/xx/2022 with instrument# xx in the amount of $xx in favor of xx. No active judgments or liens were found. The annual combined taxes for 2024 have been paid in the amount of $1,576.31 on xx/xx/2024. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $4,580.00 (PITI) which was applied for the due date of xx/xx/2024. The current P&I is $4,251.28 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:Currently, the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The RFD is not available.
As per the seller's tape data, the occupancy of the subject property is a second home.
As per seller tape, BWR’s income dropped during the covid pandemic.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2022 which is less than 3 business days from the consummation date xx/xx/2022." * Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file shows subject is a second home. BWR's income dropped during the COVID pandemic. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.19%. The tape shows borrower income decreased due to the COVID pandemic. Further details not provided. Lender defect. Subject originated xx/xx/2022, and the 3-year SOL is active. BWR has been xx at xx, FICO 738, 1X30 inception, and $86K equity in the subject."		Elevated	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	Not Applicable
48643502	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.500%	360	xx	xx	HELOC	Fixed	Refinance	71.152%	71.152%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	06/01/2019	$159,255.91	Not Applicable	4.500%	$715.96	06/01/2019	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xx in favor of xx.
There are two prior mortgages active against the subject property in favor of xx. The first prior mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of $xx. The second prior mortgage was originated on xx/xx/2003, which was recorded on xx/xx/2003 in the amount of $xx.
There is a state tax lien found against the borrower in favor of xx in the amount of $745.30, which was recorded on xx/xx/2008.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $715.96, and the interest rate is 4.50%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
This modification agreement was signed between the borrower and lender with an effective date of xx/xx/2019.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2019 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $715.96 with a modified interest rate of 4.50% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings			* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
84503027	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,367.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.750%	360	xx	xx	HELOC	ARM	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xx with xx for xx.
There is one prior mortgage against the subject property in favor of xx, in the amount of $xx, originated on xx/xx/2005 and recorded on xx/xx/2005.
There is one credit card judgment against the borrower in favor of xx, in the amount of $3,402.21, recorded on xx/xx/2024.
The first installment of county taxes for 2024/2025 has been paid in the amount of $6,183.83 on xx/xx/2024.
The second installment of county taxes for 2024/2025 is due in the amount of $6,183.83 on xx/xx/2025.
																																																																																No prior year’s delinquent taxes have been found.	According to seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $392.18, and the interest rate is 7.750%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to the seller's tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per tape data is xx. Unable to determine the RFD of the borrower. As per the tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Final Truth in Lending Discl. Mortgage	xx	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "The subject mortgage was originated as second lien which was recorded on xx/xx/2005. The borrower xx signed the deed of trust as trustors not as a borrower."		* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosures are missing from the loan file." * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan file." * Mortgage Riders incomplete / inaccurate (Lvl 2) "Mortgage riders incomplete / inaccurate."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	564
78182473	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,458.86	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	8.500%	276	xx	xx	HELOC	ARM	Cash Out	86.221%	86.221%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	03/01/2016	$10,033.96	Not Applicable	1.000%	$46.50	03/01/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of $xx with xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx/xx/1998 in the amount of $xx with xx. The annual county taxes for 2024 were paid in the amount of $1,028.06 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $56.20 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is $3,481.53.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $3,481.53.
Unable to determine the RFD.
The loan was modified on xx/xx/2016 with a principal balance of xx.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under xx with the case #xx on xx/xx/2012. The BK was discharged, and the case was fully terminated on xx/xx/2012.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under xx with the case #xx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged, and the case was fully terminated on xx/xx/2012.	The step modification agreement was signed between the borrower, "xx," and the lender, "xx," with an effective date of xx/xx/2016, and the modified unpaid principal balance is $10,033.96. The modified monthly P&I of $46.50 with an interest rate of 1.000% starting on xx/xx/2016, which will be changed in 4 steps until the new maturity date of xx/xx/2035. The rate will change in four steps, which end with 3.875%.	ARM Rider	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report, which is located at "xx," the subject property type is manufactured home. The final title policy is missing from the loan file. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."		* Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan document."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			633	Not Applicable
65103796	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,984.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.72	10.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	797	783	Unavailable	Second	Final policy	XXXX	Not Applicable	11/01/2011	$83,992.68	Not Applicable	4.500%	$402.33	11/01/2011	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 in the favor of xx for the amount of $xx, which was recorded on xx/xx/2006 in instrument #xx. There is a prior mortgage that was originated on xx/xx/2006 and recorded on xx/xx/2006, instrument #xx, in the amount of $xx in favor of "xx.". The first installment of combined taxes for 2024 is paid in the amount of $992.17 on xx/xx/2024. The second installment of combined taxes for 2024 is due in the amount of $992.16 on xx/xx/2025. No prior year's delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $402.33, and the interest rate is 4.500%. The UPB is xx.	Collections Comments:The current status is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $402.33, and the interest rate is 4.500%. The UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower, xx and xx and the lender, xxxx, on xx/xx/2011. The loan was modified in five steps with the new principal balance of $83,992.68. Borrower promises to make payment with first step interest of 1.00% and P&I of $283.79 beginning from xx/xx/2011. The modified maturity date is xx/xx/2040.	Good Faith Estimate	xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 dated xx/xx/2006 reflects cash to in the amount of $1,075.60." * Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	755
50000137	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,131.74	xx	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,462.87	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	735	44.659%	First	Final policy	Not Applicable	Not Applicable	05/01/2013	$478,460.83	$234,900.00	2.000%	$737.56	05/01/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 with the lender xx., for the amount of $xx.
There is a state tax lien against the borrower in favor of the xx for the amount of $2,252.00 recorded on xx/xx/2021.
There is a child support lien against the borrower in favor of xx, AKA xx, recorded on xx/xx/2021. The amount of the lien is not mentioned on the supporting document.
There is a credit card judgment against the borrower in favor of xx, for the amount of $1,450.33 recorded on xx/xx/2021.
The first installment of county taxes for 2024-2025 was paid in the amount of $3,065.87.
The second installment of county taxes for 2024-2025 is due in the amount of $3,065.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received date is not available. The current unpaid principal balance is xx. The current P&I is $918.73 and the interest rate is 3.500%.
The total deferred balance is xx.
As per the deferral agreement located “xx,” the deferred balance is $9,314.57.	Collections Comments:The loan is currently performing.
According to the seller’s tape as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current unpaid principal balance is xx.
The loan has been modified twice since origination. The loan was last modified on xx/xx/2013.
As per the notice of default located at “xx,” the foreclosure was initiated and the complaint was filed on xx/xx/2011. The sale was scheduled for xx/xx/2011. The foreclosure was cancelled on xx/xx/2011 due to the loan modification.
The borrowers, “xx and xx,” filed for bankruptcy under xx with case #xx on xx/xx/2010. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. As per the seller’s tape, the covid forbearance plan was approved from xx/xx/2021 to xx/xx/2022.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:As per the notice of default located at “xx,” the foreclosure was initiated and the complaint was filed on xx/xx/2011. The sale was scheduled for xx/xx/2011. The foreclosure was cancelled on xx/xx/2011 due to the loan modification. .
Bankruptcy Comments:The borrowers, “xx and xx,” filed for bankruptcy under xx with case #xx on xx/xx/2010. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2010, and the case was terminated on xx/xx/2010.

The modification agreement was made on xx/xx/2013 between the borrowers, “xx and xx,” and the lender, “xx” As per the modified terms, the new principal balance is $478,460.83 with the deferred principal balance of $234,900.00 and the interest bearing principal balance is $243,560.83. There are 3 steps of modification. The borrower agreed to pay the P&I of $737.56 and an interest rate of 2.000% beginning on xx/xx/2013 until the maturity date of xx/xx/2053.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 reflects cash to in the amount of $299.02."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan $0.00 exceeds the per diem interest charge or credit threshold $-342.47."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$320.47. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9054551	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$48,965.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,402.08	8.165%	362	xx	xx	HELOC	Unavailable	Refinance	72.807%	72.807%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with the lender xx, for the amount of $xx.
There are two prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2006 in the amount of $xx in favor of xx., which was recorded on xx/xx/2006, and the second prior mortgage was originated on xx/xx/2007 in favor of xx in the amount of $xx and recorded on xx/xx/2007.
There is a civil judgment against the borrower in favor of xx for the amount of $xx, which was recorded on xx/xx/2019.
The first installment of county taxes for 2024 was paid on xx/xx/2024 in the amount of xx.
The second installment of county taxes for 2024 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
																																																																																	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $2,411.90 with an interest rate of 7.490%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The note is missing from the loan file. The lost note affidavit was not found in the loan file. The loan has not been modified since origination."	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower billing rights is missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB $381K." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	787
79954568	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,567.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$633.33	7.500%	360	xx	xx	FHA	Fixed	Purchase	98.454%	98.454%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.080%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2015	$71,194.02	$44,074.95	4.000%	$109.43	08/01/2015	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 in the amount of $xx with the lender xx., which was recorded on xx/xx/2001. No active judgments or liens have been found. Annual county and city taxes for 2024 were paid in the amount of $1,567.32. No prior year’s delinquent taxes have been found.	According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $109.43 with an interest rate of 4.00%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the seller tape, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.
Unable to determine the reason for default.
The loan was modified on xx/xx/2015 with principal balance of $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The step loan modification agreement was signed between the borrower and lender on xx/xx/2015, and the new principal balance is $71,194.02. The deferred balance is $44,074.95, and the interest-bearing amount is $27,119.07. The borrower promised the monthly P&I of $82.12 with an interest rate of 2.00% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2055. The rate will change in 3 steps, which ends with 4.00%.	Credit Report Mortgage Insurance	xx	2: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents." * Missing credit report (Lvl 2) "Credit report is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			461	Not Applicable
37489065	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$6,110.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.750%	360	xx	xx	HELOC	Revolving	Refinance	83.380%	83.380%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xx with “xx.”
There is a prior mortgage against the subject property that was originated on xx/xx/2005 in favor of xx, in the amount of $xx, which was recorded on xx/xx/2005.
The first installment of county taxes for 2024-25 was paid in the amount of $3,055.07 on xx/xx/2024.
The second installment of town taxes for 2025 is due in the amount of $3,055.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last transaction details. The current P&I is $307.47 with an interest rate of 8.50%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the seller’s tape, the borrower’s income was impacted by COVID-19. The borrower was on the COVID-19 FB Plan that was started on xx/xx/2020 and ended on xx/xx/2021.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer Right of Rescission	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29215770	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,190.88	xx	xx	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$4,579.44	7.550%	360	xx	xx	Conventional	ARM	Cash Out	79.540%	99.425%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	619	37.364%	First	Final policy	Not Applicable	XXXX	04/01/2022	$866,387.97	$411,300.00	3.625%	$1,797.25	04/01/2022	Financial Hardship	According to updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 in favor of xx. for the amount of $xx which was recorded on xx/xx/2006.
There is one junior state tax lien against the subject borrower in favor of xx for the amount of $xx which was recorded on xx/xx/2019. The supporting document located at “xx” shows the above lien is attached to all the property owned by the borrower.
The first installment of county taxes for 2024 was paid in the amount of $3,595.44 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $3,595.44 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the seller tape, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. As per the tape, the current P&I is $1,797.25 and the interest rate is 3.625%. The current UPB is xx and deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the seller tape, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. As per the tape, the current P&I is $1,797.25 and the interest rate is 3.625%. The current UPB is xx and deferred balance is xx.
The foreclosure was initiated. As per UT, the complaint was filed on xx/xx/2007. As per the notice of sale document located at “xx”, the sale was scheduled for xx/xx/2008. The notice of rescission was recorded on xx/xx/2011, which is located at “xx”. Further details not provided.
As per the PACER, the borrower "xx and xx" filed for bankruptcy under xx with case #xx on xx/xx/2012. The bankruptcy case was discharged on xx/xx/2012 and terminated on xx/xx/2012.
The modification agreement was made between the borrower and lender on xx/xx/2022.
Unable to determine the RFD.
As per tape data, the servicer provided Covid-19 FB plan to the borrower from xx/xx/2020 to xx/xx/2021.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per UT, the complaint was filed on xx/xx/2007. As per the notice of sale document located at “xx”, the sale was scheduled for xx/xx/2008. The notice of rescission was recorded on xx/xx/2011, which is located at “xx”. Further details not provided.
Bankruptcy Comments:As per the PACER, the borrower "xx and xx" filed for bankruptcy under xx with case #xx on xx/xx/2012. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy case was discharged on xx/xx/2012 and terminated on xx/xx/2012.
																																																																																			The modification agreement was made between the borrower and lender on xx/xx/2022 and the new principal balance is $xx out of which the deferred balance is $411,300.00 and the interest-bearing amount is $455,087.97. The borrower promises to pay P&I in the amount of $1,797.25 with modified interest rate of 3.625% beginning from xx/xx/2022 until the maturity date of xx/xx/2051. There is a balloon provision in the amount of $192,986.93 is due and payable on the maturity date.	Loan Program Info Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			550	662
30094426	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,182.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,658.53	6.350%	360	xx	xx	Conventional	ARM	Refinance	80.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	40.155%	First	Final policy	Not Applicable	XXXX	01/01/2014	$348,152.58	$136,752.58	4.125%	$866.94	01/01/2014	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of $xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of $xx which was recorded on xx/xx/2002.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $2,591.33 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $2,591.33 on xx/xx/2025.
The water/sewer charges for 2024 are due in the amount of $44.16 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $866.94 and the interest rate is 4.125%. The current UPB is xx. Tape shows the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx/xx/2024, the borrower is current with the loan. The next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $866.94 and the interest rate is 4.125%. The current UPB is xx. Tape shows the deferred balance is xx.
No bankruptcy and foreclosure evidence has been found.
The step modification agreement was made between the borrower and lender on xx/xx/2014.
Unable to determine the RFD.
As per tape data, the subject property is owner occupied.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender on xx/xx/2014 and the new principal balance is $348,152.58. The modified monthly P&I is $866.94 with a modified interest rate of 4.125% starting on xx/xx/2014, which will be changed in 04 steps until the new maturity date of xx/xx/2053. The rate will change in 04 steps which ends with 4.125%. The deferred balance is $136,752.58 and the interest bearing amount is $211,400.00. As per the seller's tape data, modification agreement and the document dated xx/xx/2014 located at "xx", the lender agreed to forgive the total principal amount of $82,127.41 which exceeds 2% of the modified principal balance.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date not consistent with note and/or HUD."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
70779114	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,570.06	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.750%	360	xx	xx	HELOC	ARM	Refinance	84.000%	84.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	02/01/2019	$34,541.48	Not Applicable	5.750%	$184.07	02/01/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xx with “xx.”.
There is an active prior mortgage against the subject property originated on xx/xx/2006 which was recorded on xx/xx/2006 in the amount of $xx with xx.
There are two IRS liens against the subject borrower in the total amount of $xx in favor of the xx, which were recorded on xx/xx/2016 and xx/xx/2016.
There is a civil judgment against borrower xx, aka xx, in the amount of $xx in favor of xx., which was recorded on xx/xx/2015.
The first installment of county taxes for 2024-2025 was paid in the amount of $1,785.03 on xx/xx/2024.
The second installment of county taxes for 2024-2025 is due in the amount of $1,785.03 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as per tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received date. The current P&I is $184.07 with an interest rate of 5.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as per tape data  as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received date. The current P&I is $184.07 with an interest rate of 5.75%. The current UPB is xx.
As per seller tape data and UT, the foreclosure was initiated in 2018 and the notice of default was filed on xx/xx/2018 with the case #xx. The cancellation of notice of default was entered on xx/xx/2019 and recorded on xx/xx/2019. Further details not found.
No information has been found regarding bankruptcy.
As per seller tape data, the subject property is occupied by the borrower.
No evidence has been found regarding damages.
The loan modification agreement was made between the borrower and lender on xx/xx/2019.
As per seller tape data, the borrower's income is impacted by COVID-19. Further details not found.
The RFD is not available.
Foreclosure Comments:As per seller tape data and UT, the foreclosure was initiated in 2018 and the notice of default (xx) was filed on xx/xx/2018 with the case #xx. The cancellation of notice of default (xx) was entered on xx/xx/2019 and recorded on xx/xx/2019. Further details not found.
																																																																																		Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower and lender with an effective date of xx/xx/2019, shows the new modified unpaid principal balance $xx. The borrower agreed to pay the modified monthly P&I of $184.07 with a modified interest rate of 5.75% starting on xx/xx/2019 and continuing until the new maturity date of xx/xx/2059.	Condo/PUD Rider Final Truth in Lending Discl.	xx	2: Acceptable with Warnings			* Condo / PUD rider Missing (Lvl 2) "PUD rider is not attached with recorded mortgage." * Final TIL Missing or Not Executed (Lvl 2) "Final truth in lending is missing from the loan documents." * Missing Borrower Billing Rights (RESPA) (Lvl 2) "Borrower billing rights (RESPA) are missing from the loan documents." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure (RESPA) is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	739
88093504	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$5,493.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.750%	360	xx	xx	HELOC	ARM	Refinance	86.957%	86.957%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of $xx in favor of xx.
There is an active prior mortgage in favor of xx, in the amount of $xx, which originated on xx/xx/2007 and was recorded on xx/xx/2007.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $5,493.86 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/2024,, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $443.06, and the interest rate is 8.250%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of tape data of payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $443.06, and the interest rate is 8.250%. The UPB is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Note Right of Rescission	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."	* Missing Borrower Billing Rights (RESPA) (Lvl 2) "BWR's billing rights disclosure is missing from the loan documents."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosure is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3989533	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,536.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$0.00	6.900%	360	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the amount of $xx in favor of xx with the instrument | Book/Page#xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of $xx, which originated on xx/xx/2005 and was recorded on xx/xx/2005 with the instrument | Book/Page#xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $2,536.17 on xx/xx/2024 and xx/xx/2024.
The annual sewer charges for 2025 have been due in the amount of $66.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $157.50, and the interest rate is 8.150%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the current P&I is $157.50, and the interest rate is 8.150%. The UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is a servicing problem.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per tape data, the borrower’s income has been impacted due to the Covid-19 pandemic, and the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."		* Index value unable to confirm. (Lvl 2) "Index value is unable to confirm due to supporting documents are missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure is missing from the loan documents." * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
78907455	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Unavailable	4.250%	360	xx	xx	HELOC	ARM	Refinance	79.231%	79.231%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and was recorded on xx/xx/2003 in the amount of $xx in favor of xx.
There is an active prior mortgage against the subject property in favor of xx in the amount of $xx which originated on xx/xx/1997 and recorded on xx/xx/1997 with the instrument# xx
There are 02 civil judgments found against the borrower in the total amount of $xx filed by different plaintiffs and recorded on xx/xx/2016 and xx/xx/2022.
There are 02 credit card judgments found against the borrower in the total amount of $xx filed by different plaintiffs and recorded on xx/xx/2019 and xx/xx/2023.
The tax certificate is required.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine last payment received. As per tape, the current monthly P&I is $508.56 with an interest rate of 8.00%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The reason for default is not available.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under xx with case#xx on xx/xx/2008. The bankruptcy was discharged on xx/xx/2008.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under xx with case#xx on xx/xx/2008. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2008.	Not Applicable	Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower billing rights is missing from the loan documents." * Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosures are missing from the loan documents."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB $33K."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	700
60165707	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$501.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$309.08	4.500%	360	xx	xx	Conventional	ARM	Refinance	87.143%	87.143%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	663	Not Applicable	23.264%	First	Final policy	Not Applicable	Not Applicable	10/01/2020	$48,494.72	$4,113.58	3.250%	$165.34	10/01/2020	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of $xx with xx. No active judgment or lien has been found. The first and second installments of county taxes for the year 2023 have been paid in the amount of $254.81 on xx/xx/2024. The first and second installments of county taxes for the year 2024 are due in the amount of $501.40 on xx/xx/2025. Water sewer taxes are delinquent in the amount of $2908.18, good through on xx/xx/2025.	According to payment history tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The current P&I is $165.34 and PITI is $207.81 with an interest rate of 3.250%. The current UPB reflected as per the tape data is xx. Tape data reflects a deferred balance of $7,759.42.	Collections Comments:The current status of the loan is performing.
According to the seller's tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB, as per tape data, is xx.
The loan was modified on xx/xx/2020.
As per the collection comment dated xx/xx/2024, the RFD was curtailment of income.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No comment pertaining to damage to the subject property has been observed.
According to seller's tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/2020. As per the modified term, the new principal balance is $48,494.72. The monthly P&I is $165.34 with an interest rate of 3.250% beginning on xx/xx/2020 and a maturity date of xx/xx/2060.	Loan Program Info Disclosure	xx	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "The subject loan is ARM transaction and loan program disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			625	Not Applicable
84897208	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,176.34	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.100%	360	xx	xx	HELOC	Revolving	Refinance	90.519%	90.519%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	03/01/2013	$164,904.14	Not Applicable	4.000%	$662.45	03/01/2013	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and was recorded on xx/xx/2005 in the xx There is an active prior mortgage against the subject property in xx which originated on xx/xx/2004 and was recorded on xx/xx/2005 with the xx The 1st installment of county taxes for 2024-2025 was paid in the amount xx The 2nd installment of county taxes for 2024-2025 is due in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $652.84, and the interest rate is 4.000%. The UPB xx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $652.84, and the interest rate is 4.000%. The UPB is xx
The reason for default is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower xx on xx/xx/2009. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.
The loan was modified on xx/xx/2013.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrower xx on xx/xx/2009. As per thexx, the amount of the claim without deducting the value of the collateral is xx The unsecured portion is $0.00. Thexx, and the amount of arrearage is xx. xx plan was filed on xx/xx/2010 and confirmed on xx/xx/2010. The borrower has promised to make a monthly mortgage payment of $465.46 for 60 months to the trustee under the xx. The bankruptcy was discharged on xx/xx/2012 and terminated on xx/xx/2012.	The step modification agreement signed between the borrowexx with an effective date of xx/xx/2013 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $437.20 with a modified interest rate of 1.000% starting on xx/xx/2013, which will be changed in 04 steps until the new maturity date of xx/xx/2050. The rate will change in 04 steps, which ends with 4.000% and P&I of $662.45.	Final Truth in Lending Discl. Right of Rescission	xx	2: Acceptable with Warnings			* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	766
4400059	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$5,010.07	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	4.750%	360	xx	xx	HELOC	Revolving	Refinance	89.983%	89.983%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and was recorded on xx/xx/2004 in the amount of xx
There is an active prior mortgage against the subject property in xx which originated on xx/xx/2004 and recorded on xx/xx/2004.
There is an active junior mortgage against the subject property in favor xx which originated on xx/xx/2017 and was recorded on xx/xx/2017.
The 1st installment of county taxes for 2024/2025 was paid in the amount of xx on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $60.39 and interest rate is 7.750%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2024, the borrower is current with the loan and the next due date is xx/xx/2025. The UPB is xx.
The reason for default is not available.
As per tape data, the property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower had filed for bankruptcy xx The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrowers xx on xx/xx/2013. As per voluntary petition xx the amount of claim without deducting the value of the collateral is xx and the value of the collateral isxx. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013.	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22894473	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,159.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.200%	360	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	01/01/2012	$47,175.79	Not Applicable	4.500%	Unavailable	01/01/2012	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx There is an active prior mortgage against the subject property xxwhich originated on xx/xx/2007 and was recorded on xx/xx/2007 with the xx The 1st installment of county taxes for 2024-2025 was paid in the total amount of xx on xx/xx/2024. The 2nd installment of county taxes for 2024-2025 is due in the total amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current P&I is $154.90, and the interest rate is 4.50%. The UPB isxx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx
The reason for the default is not available.
The loan was modified on xx/xx/2012.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of xx/xx/2012 shows the new modified unpaid principal balance is xx out of which $28,472.81 is the interest-bearing amount. The borrower agreed to pay the modified monthly payments of $129.83 with a modified interest rate of 1.00% starting on xx/xx/2012, which will be changed in 5 steps until the new maturity date of xx/xx/2048. The rate will change in 5 steps, which ends with 4.50%. As per the modification agreement, the lender has forgiven principal in the amount of $18,702.98.	ARM Rider Final Truth in Lending Discl.	xx	2: Acceptable with Warnings			* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosure is missing from the loan documents." * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	770
80329411	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	Second		$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.150%	360		xx	xx		HELOC	Revolving		Refinance	89.989%	89.989%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	01/01/2014	$64,308.32	$14,270.02	4.250%	$203.40	01/01/2014	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount ofxx There is an active prior mortgage against the subject property in xx, which originated on xx/xx/2006 and was recorded on 0xx/xx/2006 with the xx There is a writ of civil judgment against the xx The amount of judgment is greater than the loan amount. The RE tax status is not available in UT. No prior year’s delinquent taxes have been found.	As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The details of the last payment received are not available. The P&I is $190.39 with an interest rate of 4.25%. The current UPB isxx, and the deferred amount is xx.	Collections Comments:The current status of loan is performing. As per the tape data of PH as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx and the deferred amount is xx. CCs do not show damages. Unable to determine the reason for default. As per tape data, the subject property is occupied by the borrower. No information has been found regarding foreclosure and bankruptcy. The loan was modified on xx/xx/2014. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The step modification agreement made between the xx out of which $50,038.30 is an interest-bearing amount and the deferred amount is $14,270.02. The modified monthly P&I is $127.39 with a modified interest rate of 1.000% starting on xx/xx/2014, which will be changed in 05 steps until the new maturity date of xx/xx/2053. The rate will change in 05 steps, which ends with 4.250%.	1-4 Family Rider Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents" * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
47405436	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,536.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.500%	360	xx	xx	HELOC	ARM	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	04/01/2022	$44,918.55	Not Applicable	2.250%	$142.01	04/01/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and was recorded on xx/xx/2006 in the amount xx
There is an active prior mortgage against the subject property xx which originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrumentxx
There are 2 state tax liens found in the total amount of xx filed by different plaintiffs, which were recorded on xx/xx/2017 & xx/xx/2024. The SSN# mentioned on supportive documents is inconsistent.
There is a credit card judgment found in favor of xx. in the amount of $2,935.68, which was recorded on xx/xx/2016. The 1st installment of county taxes for 2024 was paid in the amount of $3,268.13 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount ofxx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $142.01, and the interest rate is 2.250%. The UPB isxx	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. As per the tape, the current P&I is $142.01, and the interest rate is 2.250%. The UPB is xx.
The reason for the default is not available.
The loan was modified on xx/xx/2022.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per tape data, the borrower’s income has been impacted due to Covid-19 pandemic and the forbearance plan began on xx/xx/2020 and ended on xx/xx/2021.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowersxx with an effective date of xx/xx/2022 shows the new modified unpaid principal balance is $44,918.55. The borrower agreed to pay the modified monthly P&I of $142.01 with a modified interest rate of 2.250% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	ARM Rider Right of Rescission	xx	2: Acceptable with Warnings			* Index value unable to confirm. (Lvl 2) "Index value is unable to confirm due to supporting documents are missing from the loan file." * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	786
90890319	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,599.62	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.500%	360	xx	xx	HELOC	ARM	Refinance	55.556%	55.556%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx
There are 02 active prior mortgages against the subject property which were recorded prior to the subject mortgage. The first prior mortgage was recorded on xx/xx/2002 in the amount of xx with the lenderxx and the second mortgage was recorded on xx/xx/2005 in the amount of xx
There is a civil judgment found against the borrower in the total amount of $xxInc. & recorded on xx/xx/2019. The amount of civil judgment is greater than the loan amount.
There are 03 credit card judgments found against the borrower in the total amount ofxxfiled by different plaintiffs & recorded on different dates. The amount of credit card judgments is greater than the loan amount.
The 1st installment of county taxes for 2024/2025 was paid in the amount ofxon xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount ofx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $383.79, and the interest rate is 9.000%. The UPB is xx. The loan type is HELOC, and the borrower is making interest payments only.	Collections Comments:The current status of the loan is performing.
As per the review of the seller’s tape data as of date xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per the tape, the current P&I is $383.79, and the interest rate is 9.000%. The UPB is xx.
The reason for the default is not available.
The foreclosure was initiated in this loan in 2019, and the notice of lis pendens located at xx was filed on xx/xx/2009 in favor of xx which was recorded on xx/xx/2020. As per the rescission of notice of default located atxx the foreclosure case has been canceled on xx/xx/2020.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in this loan in 2019, and the notice of lis pendens located at xxwas filed on xx/xx/2009 in favor of xx, which was recorded on xx/xx/2020. As per the rescission of notice of default located at xx the foreclosure case has been canceled on xx/xx/2020.
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl 2) "HELOC disclosures (RESPA) is missing from the loan documents" * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents" * Mortgage Riders incomplete / inaccurate (Lvl 2) "Mortgage riders incomplete/inaccurate"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			607	Not Applicable
54445191	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$535.45	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,058.15	5.990%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	662	49.777%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2024, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount ofxx No active judgments or liens have been found. The annual county taxes for 2024 were paid in the amount of $514.03 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,647.17, which was applied for the due date of xx/xx/2024. The current monthly P&I is $2,058.15 with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:The current status is performing. According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the tape, the subject property is owner-occupied. BWR1 hasxx BWR2 hasxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrowers did not meet the exception guidelines for owning 2 FHA loans. HUD issued a notice of rejection. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			639	624
23338011	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	Other	$0.00	$1,943.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$439.84	7.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx	xx	Investor	Yes	Yes	No	669	Not Applicable	41.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx No active judgments or liens have been found. As per the satisfaction of mortgage document located atxxthe subject mortgage was satisfied on xx/xx/2024, and it was recorded on xx/xx/2024. The first and second installments of county taxes for 2023 were paid in the total amount of $1,943.56 on xx/xx/2024 and xx/xx/2024, respectively. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $678.90, which was applied for the due date of xx/xx/2024. The current P&I is $439.84, and the rate of interest is 7.99%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is xx.
As per the collection comment dated xx/xx/2024, the reason for default was excessive obligations.
No bankruptcy-related details have been found.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
xxxx/xx/2021 and xx/xx/2022 for 9 months.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Subject is a mixed use property consisting of 2 livable units and an additional unpermitted unit available for storage, small business. The unpermitted unit is not livable as there is no kitchen and has been used in the past for business purposes. Elevated for client review."	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #2, with a sales price ofxx, is closest to the subject property. Zillow search shows an estimated value of $XX. Current UPB is $59K."	* Settlement date is different from note date (Lvl 2) "Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2024. Note date is xx/xx/2024. Final CD reflects closing date as xx/xx/2024."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			639	Not Applicable
74396219	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$357.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,180.47	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	99.750%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	45.295%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in favor of xx There is one junior mortgage open against the subject property originated on xx/xx/2024 in favor of xxwhich was recorded on xx/xx/2024 with xx The first, second, and third installments of county taxes for 2025 were paid in the total amount of $1,072.44. The fourth installment of county taxes for 2025 is due in the amount of $357.48 on xx/xx/2025. No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. As per the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,180.47 with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing. The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. As per the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 45.30%. Review of file shows lender miscalculation including $75K depreciation as income for BWR. xx Revised DTI is 175.27%. Lender defect. The subject loan was originated on xx/xx/2024, the 3-year SOL is active, xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.532% exceeds APR threshold of 7.860% over by +0.672%. Subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is a conventional first mortgage with HFA secondary financing in the amount of xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.582% exceeds APR threshold of 7.860% over By +0.722%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
29115619	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,653.41	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,632.48	6.625%	360	xx	xx	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	775	Not Applicable	41.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount ofxx
No active judgments or liens were found.
The 1st installment of county taxes for 2024/2025 is due in the total amount of $6,409.38 on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,845.11, which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,632.48 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $3,632.48 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
The reason for default is not available in the latest servicing comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the tape, the subject property is owner-occupied.
BWR wasxx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the improvement section is the closed porch attached to the garage, which requires minor repairs that are considered cosmetic in nature, and tape shows UW did not review the appraisal. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53793807	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$2,367.28	$3,237.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,086.61	5.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	48.445%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the xx
There are 2 UCC liens found against the subject property filed byxxwhich were recorded on xx/xx/2024 and xx/xx/2024.
The annual county taxes for 2023 were paid in the amount of $1,453.97 on xx/xx/2023.
The annual school taxes for 2023 were paid in the amount of $1,396.28 on xx/xx/2023.
The annual utilities charges for 2023 were paid in the amount of $1,023.41 on xx/xx/2024.
The 2024 county and school annual taxes have been delinquent in the total amount of $2,367.28, which was due on xx/xx/2005 and good through xx/xx/2025.
The 2024 annual utilities charges have been delinquent in the amount of $869.91, which was due on xx/xx/2025 and good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,496.71 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,086.61 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
BWRxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.445%. Tape shows income miscalculation over use of OT. Revised DTI is 63.64%. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. xx

Downgrade to LVL2 based on PH."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$149.80. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86520903	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,361.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.19	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	49.824%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2024 were paid in the amount of $1,400.33.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $868.70 which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $682.19 and the interest rate is 3.250%. The due date has been advanced from xx/xx/2023 to xx/xx/2024 due to a forbearance adjustment.	Collections Comments:The loan is currently performing.
 According to the latest payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The unpaid principal balance is xx.
  The loan has not been modified.
 The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
The reason for the default is unable to be determined.
No comment pertaining to the damage to the subject property has been observed.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows assets miscalculated by xx. Gift assets of $3K are not supported by evidence of receipt, and excluding the gift, the cash-to-close requirement is xx is not satisfied. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. xx
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.82% as the borrower’s income is $2,124.00 and total expenses are in the amount of $1,058.27 and the loan was underwritten by xxrecommendation is Accept/Eligible with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41208254	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,899.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,245.26	5.250%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	723	Not Applicable	44.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in thexx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $1,899.50.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,412.98 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $2,245.26, and the interest rate is 5.250%. The current UPB is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $2,412.98 (PITI) and was applied to the due date of xx/xx/2024. The monthly P&I is $2,245.26, and the interest rate is 5.250%. The current UPB is xx.
As per the comment dated xx/xx/2023, the RFD was curtailment of income.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows subject is NOO, as the property was listed for rent soon after closing. Further details not provided. Elevated for client review."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.99%. Tape shows subject is NOO as the property was listed for rent soon after closing, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWRxxFICO 723, 3X30 since inception, and $52K equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70641304	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,728.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,716.18	7.490%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	49.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount xx
No active judgment or lien has been found.
The town taxes for 2024 are paid in the total amount of $4,802.37 on xx/xx/2024 and xx/xx/2024, respectively.
The town taxes for 2025 are due in the amount of $3,728.84 on xx/xx/2025 and xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,931.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,716.18 with an interest rate of 7.490%. The current UPB is xx.	Collections Comments:The current status of loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
CCs do not show damages.
No information has been found for FC and BK.
As per tape data, the subject property is occupied by the borrower.
BWR xx
BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Prohibited Fees Test due to the inclusion of following list of fees:
2 Day Extension paid by Borrower: $266.00
9 Day Extension paid by Borrower: $1,197.00
Notice of Settlement Fee paid by Borrower: $20.00
Real Estate Commission paid by Borrower: xx
Title - Tax Report paid by Borrower: $60.00
Title- FL Form 9 paid by Borrower: $1,500.00
Warehousing Fee paid by Borrower: $50.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2024  delivered on xx/xx/2024 which is more than 3 business days from initial application date xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.64%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense, and revised DTI is 72.24%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.441% exceeds APR threshold of 8.270% over by +0.171%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.385% Exceeds APR threshold of 8.270% Over By +0.115%. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90887377	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,969.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,114.29	7.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	48.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in thexx
No active judgments or liens were found.
The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $4,238.44 on xx/xx/2024, xx/xx/2024 and xx/xx/2024
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per tape data, the next due date is xx/xx/2025. The current P&I is $3,114.29, and the interest rate is 7.625%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2024, and the first payment date is xx/xx/2025. As per tape data, the next due date is xx/xx/2025. The current P&I is $3,114.29, and the interest rate is 7.625%. The UPB is xx.
The occupancy of the subject property is unable to be determined.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
According to an updated title report dated xx/xx/2025, there is a notice of commencement filed inxx for scope shingle re-roofing, which was recorded on xx/xx/2024. The amount is not mentioned in the supportive document. File does not show completion.
BWR hasxx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48.532%. Tape shows UW used 100% of subject rents instead of 75%. The revised DTI is 59.75%. Further details not provided. Lender defect. BWR has xx. Subject loan originated on xx/xx/2024 and the 3 year SOL is active. FICO 773. 0X30 since inception, and $120K equity in the subject. Residual income is $2,715."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59247936	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$84.33	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.53	6.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	49.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the xx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $84.33 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,676.27. The current monthly P&I is $1,524.53 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,524.53 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.54%. The tape shows income miscalculation as BWR has fluctuating earnings. The revised DTI is 58%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx FICO 717, 0X30 inception, $43K equity in the subject and $1,268 residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $7,418.64 exceed fees threshold of $6,788.57 over by +$630.07.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: $5,838.64
Tax Service Fee paid by Borrower: $85.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $7,418.64 exceed fees threshold of $6,788.57 over by +$630.07.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: $5,838.64
Tax Service Fee paid by Borrower: $85.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76594568	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$227.50	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,242.28	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	729	49.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with thexx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2024 were paid in the amount of $227.50.
The water/sewer charges are paid.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/2024 with the first payment date of xx/xx/2025. According to the latest payment history as of xx/xx/2025, the next due date is xx/xx/2025. The unpaid principal balance is xx. The current P&I is $3,242.28 and the interest rate is 6.625%.

Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the next due date is xx/xx/2025. The unpaid principal balance is xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has xx between xx/xx/2024 and xx/xx/2024, and prior to that, BWR was xx and xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.75%. Tape shows the lender miscalculated bonus income and did not include HOA payment in PITI. Letter in file shows BWR2 will not be working after closing and lender included that income in DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 xx and $26K equity in the subject."	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
979963	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,278.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,719.78	7.990%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	49.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount ofxx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 are due on xx/xx/2025 and xx/xx/2025 in the amount of $4,278.88.
The second installment of county taxes for 2024 was paid in the amount of $1,892.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received in the amount of $2,288.30, which was applied to the due date of xx/xx/2024. The current P&I is $1,719.78 with an interest rate of 7.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.

BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.55%. Tape shows BWR has fluctuating earnings and the revised DTI is 51%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR hasxx FICO 635, 2X30 since inception, and $43K equity in the subject and $3,645 residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows the subject peeling paint on garage trim, deck railing, side shed, deck rail, shed door and trim, damaged flooring in the enclosed porch, and a broken door. 1004D is missing from the loan file. The final CD does not reflect the escrow holdback."	* Compliance Testing (Lvl 2) "Loan failed QM Safe Harbor Test threshold test due to APR calculated 8.604% Exceeds APR threshold of 8.150% Over By +0.454%. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Appraisal Fee at $425.00. CD dated xx/xx/2024 reflects Appraisal Fee at $475.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																									* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.626% exceeds APR threshold of 8.150% over by +0.476%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 2/7/2024. Notary's signature date on the Mortgage/Deed of Trust is 1/26/2024. Note date is 1/26/2024."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91845125	xx	Full Review	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,140.60	01/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,191.95	6.990%	360		xx	xx		Conventional	Fixed		Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	766	49.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xxwhich was recorded on xx/xx/2024. There is a writ of garnishment for continuing lien on earnings (civil judgment) against the borrower, in favor ofxxwhich was recorded on xx/xx/2015. The release of the writ of garnishment was recorded on xx/xx/2016. The county taxes for 2024 were paid on xx/xx/2024 and xx/xx/2024 in the total amount of $3,140.60. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,896.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,191.95 with an interest rate of 6.99%. The current UPB is xx.	Collections Comments:The current status of loan is in performing. As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. CCs do not show damages. As per tape data, the subject property is occupied by the borrower. Loan has not been modified since origination. No information has been found regarding foreclosure and bankruptcy. BWR1 haxx BWR2 hasxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.83%. The tape shows the lender miscalculated variable income for both of the BWRs and the revised DTI is 53%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 hasxxFICO 717, 0X30 inception, $12K equity in the subject, and $3,788 residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	735
69032486	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,709.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,611.72	6.500%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	48.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the xx
No active liens and judgments have been found against borrower and property.
The first and second installments of county/school taxes for 2024 were paid in the total amount of $6,709.68.
No prior year’s delinquent taxes have been found.
According to the payment history on the seller’s tape dated xx/xx/2025, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,611.72. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx/xx/2025, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is xx/xx/2025. The P&I is $1,611.72. The UPB is xx.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.36%. Tape shows lender income miscalculation by including BWR mileage reimbursement in income. Revised DTI is 61.8%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR hasxxFICO 810, $46K equity in the subject, and $1,567 residual income."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$149.98. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/2024 and the 1 year SOL is active.

																																																																																									Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64866345	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,017.72	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.05	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	49.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $1,017.72 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,131.90, which was applied for the due date of xx/xx/2025. The current monthly P&I is $919.05 with an interest rate of 6.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
CCs do not show damages.
No information has been found regarding BK.
No information has been found regarding FC.
The loan has not been modified since origination.
As per tape data, the property is owner-occupied.
BWR receives SSI and retirement income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.37%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives SSI and retirement income, 0X30 since inception, FICO 773, and $5K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89735378	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,506.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.59	6.250%	360	xx	xx	Conventional	Fixed	Purchase	33.702%	33.702%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	30.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in thexx. No active judgments or liens have been found. For parcel xx The 1st and 2nd installment county taxes for 2024 are due in the amount of $2,506.92. The 1st and 2nd installment county taxes for 2023 were paid in the amount of $1,988.64. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $643.03, which was applied for xx/xx/2024. The P&I is $375.59, and the interest rate is 6.25%. The current UPB is xx. The comment dated xx/xx/2024 shows that the payment received in the amount of $3,107.47 was paid by the borrower.	Collections Comments:The current status of the loan is performing. According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. CCs do not show damages. No information has been found regarding BK. No information has been found regarding FC. The loan has not been modified since origination. As per the comment dated xx/xx/2024, the subject property is owner-occupied. The comment dated xx/xx/2024 shows that the reason for default is marital difficulties. The comment dated xx/xx/2024 shows that a dispute has been found for payment. Further details not found.
 BWR was qualified using an xxBWR has prior employment experience as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 30.97%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR was qualified usingxx BWR has prior employment xxfor 6.33 years, FICO 727, and $121K equity in the subject."
																																																																																									* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the SOL 1-year is expired."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54753893	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,926.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.56	7.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	45.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the xx
 No active judgments or liens have been found.
The annual county tax for 2024 has been paid in the amount of $1,849.18 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,092.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $886.56 with an interest rate of 7.750%. The UPB as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
The reason for the default is unable to be determined.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found regarding the forbearance plan.
No comment pertaining to damage to the subject property has been observed.
The occupancy of the subject property is unable to be determined.
BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 45.58%. Tape shows asset misrepresentation as bank statements were altered and undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR xxFICO 672 and $42K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9872831	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,241.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.00	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	25.060%	25.060%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	45.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024-2025 was paid in the amount of $3,620.72 on xx/xx/2024.
The 2nd installment of county taxes for 2024-2025 is due in the total amount of $3,620.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2024, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,681.34 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $638.00 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2024, the borrower has been delinquent for 9 months, and the next due date is xx/xx/2024. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is the illness of the borrower.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the servicing comment dated xx/xx/2023 and xx/xx/2024, the borrower was on a forbearance plan from xx/xx/2023 to xx/xx/2023 and has been extended several times, most recently from xx/xx/2024 to xx/xx/2024.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the tape data, the borrower’s income was impacted by Covid-19. The borrower was on a COVID-19 deferment plan from xx/xx/2024 to xx/xx/2024.

BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.302%. Tape shows SE income used for qualification is not eligible as the business is owned by the non-borrowing spouse. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL is active. BWR has xxFICO 634, and $315K equity in the subject."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,952.50 Exceeds Fees threshold of $3,445.00 Over by +$507.50.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,677.50
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Kansas license validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test.(xx ). The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ). The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.
This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) ). The total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.

This loan failed the TRID rescission total of payments test. ( 12 CFR §1026.23(g)(1)(ii) ). The total of payments is xx. The disclosed total of payments of xx is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years.

Loan failed TILA APR test due to APR calculated 6.597% exceeds APR threshold 7.047% over by -0.450%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Appraisal Fee at $840.00. CD dated xx/xx/2022 reflects Appraisal Fee at $1,100.00. This is an increase in fee of $260.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,952.50 Exceeds Fees threshold of $3,445.00 Over by +$507.50.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,677.50
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67319538	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,757.64	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,511.14	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	43.529%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in thexx
No active liens and judgments have been found.
The 1st installment of county taxes for 2024/2025 was paid in the amount of $878.82 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the amount of $878.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of $1,758.57, which was applied for the due date of xx/xx/2024. The current monthly P&I is $1,511.14 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of xx/xx/2024, the borrower is currently 9 months delinquent with the loan, and the next due date is xx/xx/2024. The current monthly P&I is $1,511.14 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
The foreclosure was initiated in xx with the loan. The notice of lis pendens located atxx, the foreclosure complaint was filed on xx/xx/2024 in favor ofxx, which was recorded on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure was put on hold due to loan modification.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.

BWR receives social security income and royalty income.
Foreclosure Comments:The foreclosure was initiated in xx with the loan. The notice of lis pendens located at xx the foreclosure complaint was filed on xx/xx/2024 in favor xx, which was recorded on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure was put on hold due to loan modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx/xx/2023 with a P&I of $1,511.14, a rate of interest of 6.625% and a maturity date of xx/xx/2053. The current P&I, as per latest payment history as of xx/xx/2024 is 1,511.14 and rate of interest is 6.625%. As per servicing comment dated xx/xx/2025, the loan modification was approved and the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents.

Subject loan is a refinance, loan originated on xx/xx/2023 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.529%. Tape shows undisclosed debt opened prior to closing, continuance of royalty income was not established, and grossing up of SSI income was not supported. Further details not provided. Revised DTI is 64%. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR receives social security income and royalty income, FICO 771, $60K equity in the subject, and residual income $1,549."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30347019	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	$4,173.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,124.70	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	39.053%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in thexx
No active judgments or liens were found.
The 2024 combined annual taxes were paid in the amount of $4,173.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,689.03, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,124.70 with an interest rate of 2.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39.05%. Tape shows SE income misrepresentation as earnings on tax returns do not match with tax transcripts. Further details not provided. BWR defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR hasxxFICO 711, 0X30 in the last 24 months, and $39K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 reflects appraisal fee at $525.00. CD dated xx/xx/2021 reflects appraisal fee at $710.00. This is an increase in fee of $185 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																									TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2020 reflects lender credit at $65. Final CD dated xx/xx/2020 reflects lender credit at $0.00. This is decrease of $1,583.00 for fee which has 0% tolerance test. Subject loan is a purchase, originated on xx/xx/2021 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83276164	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,908.57	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.463%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject property is a unit in a C-op.
The subject mortgage was originated on xx/xx/2024 in the amountxx
  No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,968.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,908.57 with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR1 xx
  BWR2 hasxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.46%. The tape reflects an increased DTI of 80%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 receives social security income. BWR2 has xx FICO 688, 0X30 since inception, $76K equity in the subject, and residual income $1,717."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet xx
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT dated xx/xx/2025 shows that the property is a unit in a cooperative. The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2054. As per the lease agreement located at “xxthe leasehold expires on xx/xx/2090."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2939142	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,126.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,598.05	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	102.759%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	48.749%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount xx
There is an active junior mortgage against the subject property in favor of xx which originated on xx/xx/2023 and was recorded on xx/xx/2023 with thexx
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $2,126.00 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,041.27, which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,598.05 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.

BWR1 hasxx
BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.74%. Tape shows undisclosed debt with a monthly payment of $594, and the lender omitted revolving debt without supporting documents. Revised DTI is 57.38%. BWR defect. Further details not provided. The subject originated on xx/xx/2023, and the 3-year SOL is active. BWR has xxFICO 730, 0X30 since inception, and $3,153 residual income."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails compliance delivery and timing test for CD dated xx/xx/2023. The initial closing disclosure delivery date is less than three business days before the consummation date xx/xx/2023."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29888281	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,833.00	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,593.32	6.990%	360	xx	xx	Conventional	Fixed	Refinance	85.618%	85.618%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	42.570%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amountxx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of $2,833.00 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,081.93 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,593.32 with an interest rate of 6.99%. The UPB is xx.	Collections Comments:The comment history is missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB is xx.
As per the tape data, the property is owner-occupied.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XX. Current UPB is $239K."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan was originated with an incorrect NMLS ID on the loan documents due to a typographical error, and the investor has denied to purchase. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24326020	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$3,019.11	$12,076.44	03/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,756.83	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	47.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount xx
There are three state tax liens against the BWRxx which were recorded on different dates.
There are six prior state tax liens against the BWR xx, which were filed by the different plaintiffs and recorded on different dates.
The annual town taxes for 2024 were paid in the amount of xx.
The second installment of town taxes for 2025 is due on xx/xx/2025 in the amount of $3,019.11.
The first installment of town taxes for 2025 is delinquent in the amount of $3,019.11 with the good-through date of xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,068.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,756.83 with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,068.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,756.83 with an interest rate of 6.990%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied

BWR has xx
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan has a TRID violation as the broker compensation fees paid by the BWR were reduced before closing. Further details not provided. Infinity CE compliance result shows loan failed TRID tolerance test due to lender credit decrease."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees test. The below fees were included in the test Administration Fee paid by Borrower: $50.00 Attorney Legal Fee paid by Borrower: $2,000.00 Commitment Fee paid by Borrower: $100.00 MERS Fee paid by Borrower: $24.95
Real Estate Commission Listing Agency paid by Seller: xx Real Estate Commission Selling Agency paid by Seller: xx Title: Closing Documents Copy Fee paid by Borrower: $20.00 Title: Closing Protection Letter Fee paid by Borrower: $75.00 Title—Tax Certification Fee paid by Borrower: $45.00 Title: Transaction Management Fee paid by Borrower: $25.00 Title: Notice of Settlement Fee paid by Borrower: $100.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at $9,948.00, Final CD dated xx/xx/2024 reflects Lender credit at $9,454.94 This is decrease of +$493.06 for fee which has 0% tolerance test.

Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87796655	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,061.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,450.45	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	42.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the xx
No active judgments or liens have been found.
The 1st installment tax for 2024 was paid in the amount of $7030.93 on xx/xx/2024.
2nd installment taxes for 2024 are due in the amount of $7030.92.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,929.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,450.45 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:The present status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller tape, the property is owner-occupied.
No evidence for foreclosure and bankruptcy has been found.
No repairs and damages have been found.
BWR was xx BWR has xxxx/xx/2022 and xx/xx/2023 for xxprior to that, BWR hadxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged xx exceeds Fees threshold of xx over by +$480.74.
The below fees were included in the test:
Administration Fee paid by Borrower: $295.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Rate Lock Fee paid by Borrower: $708.00
Underwriting Fee paid by Borrower: $995.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx exceeds Fees threshold of xx over by +$480.74.
The below fees were included in the test:
Administration Fee paid by Borrower: $295.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $695.00
Rate Lock Fee paid by Borrower: $708.00
Underwriting Fee paid by Borrower: $995.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.51%. Tape shows BWR was qualified based on a new employment offer that was rescinded after closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has started a new job on xx/xx/2023 xx FICO 803, 0X30 since inception, and $62K equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72399250	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,847.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,622.38	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	793	47.540%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in thexx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $4,653.61 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,365.84, which was applied for the due date of xx/xx/2025. The current P&I is $2,622.38 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.

BWR was xxBWR2 has xx xx/xx/2018 and xx/xx/2023 forxx
BWR2 was xx. BWR hasxx2019 and xx/xx/2023 for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.54%. The tape shows BWR was xx. The revised DTI is 112.38%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR wasxx BWR2 was qualified using a post-close xx FICO 792, 0X30 since inception, and $23K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect points—loan discount fees. CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $403.85. This is an increase in fee of +$403.85 for charges that cannot increase. The subject loan is a purchase case that originated on xx/xx/2023, and the 1-year SOL is expired.  A TRID violation due to a decrease in lender credit on the initial LE dated xx/xx/2023 reflects lender credit at $400.00. The revised CD dated xx/xx/2023 does not reflect lender credit. This is a decrease of +$400.00 for a fee that has a 0% tolerance test. The subject loan is a purchase case that originated on xx/xx/2023, and the 1-year SOL is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67650614	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,047.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,567.28	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	711	45.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 inxx
There is an HOA lien on the subject property in favor xx, which was recorded on xx/xx/2024.
The 1st installment of county taxes for 2024 was paid in the amount of $1,523.54 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $1,523.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,185.30, which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,567.28 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current monthly P&I is $3,567.28 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

BWR2 has xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.25%. Tape shows bonus income miscalculation. The revised DTI is 52%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR2 xxFICO 711, 0X30 since inception, $58K equity in the subject, and residual income $4,084."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20470637	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,644.09	02/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,383.50	7.625%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	756	746	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the xxwhich was recorded on xx/xx/2024.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,644.09 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,653.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,383.50 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:The current status is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,653.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,383.50 with an interest rate of 7.625%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is non-owner-occupied.
Subject loan is NOO and was approved using DSCR. BWR employment details are not available.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the prepayment penalty provision on the subject loan is not acceptable to the investor, and the BWR would not sign a new one. PPP has 5% penalty in year one if more than 20% prepayment, 4% in year two and so on, for the first 5 years."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34495642	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$774.07	$1,108.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,608.71	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	771	766	49.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with the lender MERSxx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2024 were paid in the amount of $384.83.
The annual school taxes for 2024 are delinquent in the amount of $774.07, which are good through xx/xx/2025.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,386.29, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $3,608.71, and the interest rate is 6.625%.
Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the seller’s tape, the subject property is owner occupied.
No evidence regarding damage or repairs has been found.
BWR has xx BWR receives SSI and retirement income. BWR2 receives SSI and retirement income.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.22%. The tape shows pension income miscalculation. The revised DTI is 59.58%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR hasxx Additionally, BWR receives SSI and retirement income. BWR2 receives SSI and retirement income, FICO 766, 0X30 since inception, $31K equity in the subject, and residual income $3,058."		* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at xx the subject property is a manufactured home. The manufactured home rider, located atxx and the affidavit of affixation, located atxxshow that the home is affixed with the serialxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45738889	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,179.51	02/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,093.86	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	43.457%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx which was recorded on xx/xx/2024.
No active judgments or liens have been found.
Annual combined taxes for the year 2024 were paid on xx/xx/2024 in the amount of $1,035.80.
Annual county taxes for the year 2024 were paid on xx/xx/2024 in the amount of $1,562.01.
Annual school taxes for the year 2024/2025 were paid on xx/xx/2024 in the amount of $6,400.99.
No prior year’s delinquent taxes have been found.	As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,146.49, which was applied for the due date of xx/xx/2025. The current P&I is $3,093.86 with an interest rate of 6.990%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:The current status of the loan is performing.
As per the seller’s tape data of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
As per the tape data, the subject property is owner-occupied.
BWR hasxx. Additionally, BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.45%. Tape shows AUS is ineligible. Review shows rental income miscalculation. Revised DTI is 54.59%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR haxx Additionally, BWR has been SE for 6.83 xxFICO 708, and $24K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx license validation test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80397909	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,642.16	01/02/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,800.16	9.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	663	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in thexx
No active judgments or liens have been found.
The first installment of town taxes for 2025 has been paid in the amount of $1,660.54 on xx/xx/2025.
The second installment of town taxes for 2025 has been due in the amount of $1,660.54 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,380.77 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,800.16 with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the RFD is excessive obligation.
The foreclosure is initiated on xx/xx/2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed due to reinstatement. Further details were not provided.
No bankruptcy details have been found.
The occupancy of subject property is unable to be determined.
No damage or repairs have been found.
Subject loan is NOO. Borrower was qualified using the DSCR of the subject property.
Foreclosure Comments:The foreclosure is initiated on xx/xx/2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. The first payment date is xx/xx/2024. As per PH, the BWR made payment for the due date xx/xx/2024 on xx/xx/2024 and xx/xx/2024 on xx/xx/2024.Tape shows payment for the due date xx/xx/2024 made to the subject lender was reversed. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Required Documentation Missing or Incomplete (Lvl 3) "Loan approval is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89202876	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$1,340.75	$5,105.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,822.25	5.937%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	43.311%	First	Final policy	Not Applicable	Not Applicable	04/17/2024	$319,587.46	$38,595.43	5.937%	$1,533.73	05/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in thexx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 were paid in the total amount of $2,447.96.
The fourth installment of county taxes for 2025 is due in the total amount of $1,328.52 on xx/xx/2025.
The 3rd installment of county taxes for 2025 is delinquent in the total amount of $1,340.75, which is good through xx/xx/2025.
The water charges for 2025 are delinquent in the total amount of $697.51 which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 4/12025. The last payment was received on xx/xx/2025 in the amount of $2,240.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,533.73 with an interest rate of 5.937%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/12025. The current UPB is xx, and the deferred balance is xx.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per tape data, the subject property is occupied by the owner.
No damage or repairs have been found.
The comment dated xx/xx/2024 shows that the RFD is a curtailment of income.
The modification agreement was made between the borrower and the lender on xx/xx/2024.
BWR hasxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is $319,587.46 and the deferred balance is $38,595.43. The monthly P&I is $1,533.73 with an interest rate of 5.937% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.31%. Tape shows OT income used for qualification was not supported. Revised DTI is 45%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1xxFICO 699, $60K equity in the subject, and residual income $3,020."	* Assets do not meet guidelines (Lvl 3) "Tape shows funds to close were not properly documented. Bank statement in the file shows $730.97 and a gift of equity of $34K from the seller; the cash-to-close requirement is $33K. Further details not provided."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement for a prior foreclosure history of BWR. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20161434	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,573.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.82	4.000%	360	xx	xx	VA	Fixed	Refinance	101.413%	101.413%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and was recorded on xx/xx/2019 in thexx
There are 2 credit card judgments found against the borrower filed by different plaintiffs & recorded on different dates. The amount of the judgments is not available on the supporting documents.
The annual due taxes for 2025 are due in the total amount of $3,573.32 on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $3,392.46.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,680.13 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,258.82 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
Subject loan is streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet VA IRRRL seasoning period requirements. Further details not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. Appraisal report is missing. As per the property report located atxx the subject property is a manufactured home. The affidavit of affixation document is located at,xx, reflecting that the home is affixed permanently to the land with xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13844752	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Illinois	xx	xx	No	No	Not Applicable	First	$0.00	$1,890.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,482.21	5.937%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	39.915%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in thexx
No active judgments or liens have been found.
The annual county and city taxes for 2024 were paid in the amount of $1,890.00.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,860.44 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,482.21, and the interest rate is 5.937%. The current UPB is xx. As per the PH, there is a deferred balance in the amount of $5,982.84.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the RFD was loss of income due to the FEMA disaster.
As per the comment dated xx/xx/2023, the subject property was damaged due to the FEMA disaster. No comments have been found regarding the estimated cost of repairs, type of damages, and repair completion.
As per the comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has xx. Previously, BWR had xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to misrepresentation as BWR listed the subject property for rent after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 39.91%. Tape shows subject is NOO due to misrepresentation as BWR listed the subject property for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR xx FICO 740, and $19K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63770822	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$823.29	02/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,205.21	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	660	31.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in xx
No active judgments or liens have been found.
The first, second, and third installments of county taxes for 2024 were paid in the amount of $823.29.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,703.58, which was applied for the due date of xx/xx/2025. The current P&I is $2,205.21 with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:The current status is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.

BWR1 xx
BWR2 has xx BWR2 has prior employment as a xx.  BWR3 receivesxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and infinity compliance result shows the loan failed the initial LE delivery date test as the initial LE dated xx/xx/2024 was not delivered within 7 business days from the consummation date of xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. The initial LE dated xx/xx/2024 was less than the seventh business day before the consummation date xx/xx/2024.  Loan failed the ComplianceEase delivery and timing test for the initial LE dated xx/xx/2024, which is less than the seven business days before the consummation date of xx/xx/2024.  This loan failed the written list of service providers disclosure date test due to the disclosure date being less than the seventh business day before the consummation date."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Critical	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44952876	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,554.79	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,080.39	7.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	754	715	47.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in the amount of xxand it was recorded on xx/xx/2024.
No active judgments or liens were found.
The annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $4,554.79.
No prior year taxes are delinquent.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,797.55 (PITI), which applied for the due date of xx/xx/2025. The current P&I is $3,080.39 with an interest rate of 7.50%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.

BWR1 hasxx
BWR2 has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.35%. Tape shows income miscalculation. Further details not provided. Revised DTI is 55.66%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has xx BWR2 has been SE for 4.25 years at XX, FICO 715, 0X30 since inception, $52K equity in the subject, and xx residual income."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$25.17.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $995.00

Loan fails QM lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$25.17.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $995.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20227256	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,272.39	7.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	35.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the xx
There are active prior UCC lien againstxxwhich was recorded on xx/xx/2024 with instrumentxx and the amended UCC lien was recorded with instrumentxx on xx/xx/2024. The UCC lien amount has not been provided.
The combined annual taxes for 2024 have been paid in the amount ofxx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,698.31 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $1,272.39 with an interest rate of 7.00%. The UPB reflected in the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The UPB reflected in the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the tenant. CCs do not show any damage.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject is a condotel in the Holly House Condos project. Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58315345	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.43	7.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	782	Not Applicable	30.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 inxx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,605.25 with an interest rate of 7.125%, which was applied to the due date for xx/xx/2025. The current P&I is $1,187.43 and the rate of interest is 7.125%. The current UPB is reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is reflected in the amount of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy and current condition of the subject property. CCs do not show any damage.
BWR has xx. BWR had prior employment experience as a xxbetween xx/xx/2019 and xx/xx/2022 forxx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject is a condotel inxxProperty was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94178458	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,091.66	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	43.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 under xx
There is a prior UCC lien against the subject borrower in favor of xx, which was recorded on xx/xx/2024. The supporting document does not reflect the lien amount.
There is a UCC lien against the subject borrower in favor of xxwhich was recorded on xx/xx/2024 under instrumentxxThe supporting document does not reflect the lien amount.
The annual combined taxes for 2024 are paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,480.83, which was applied on xx/xx/2025. The current P&I is $1,091.66 with an interest rate of 6.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject is a condotel in xx. Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17613596	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,496.98	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	772	Not Applicable	42.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender MERS as nominee forxx which was recorded on xx/xx/2024.
There are two prior UCC liens against the subject property in favor ofxxwhich were recorded on xx/xx/2024 and xx/xx/2024. The supporting documents do not reflect the lien amount.
Annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,994.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,496.98 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
Unable to determine the current occupancy of the subject property.
BWR hasxx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject is a condotel in the Holly House Condos project. Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3892009	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$160,542.04	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,781.25	7.490%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	808	Not Applicable	38.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in xx
There is a prior UCC lien found against the subject property in favor of xx which was recorded on xx/xx/2024, and this lien is amended, and the amendment is recorded on xx/xx/2024.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,343.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,781.25 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,343.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,781.25 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
Unable to confirm the current occupancy of the subject property.
BWR has xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject is a condotel in xx Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80776836	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.63	7.000%	360	xx	xx	Conventional	Fixed	Purchase	54.545%	54.545%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	789	Not Applicable	35.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the xx
No active liens and judgments have been found against borrower and property.
The combined taxes for 2024 were paid total in the amount of xx.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,699.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,157.63 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,699.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,157.63 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject is a condotel in the xx Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85473183	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$160,542.04	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.81	7.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	817	Not Applicable	22.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in thexx and it was recorded on xx/xx/2024.
There is a prior UCC lien in favor ofxx which was recorded on xx/xx/2024. The UCC amount is not provided.
The annual combined taxes for 2024 were paid on xx/xx/2024 in the amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,009.21 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,510.81, and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,009.21 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $1,510.81, and the interest rate is 7.125%. The current UPB is xx.
 No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has xxBWR has prior employment experience xx between xx/xx/2020 and xx/xx/2023 forxx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject is a condotel in xx Property was a non-gut conversion of a hotel that post-conversion aligns more with a rental building as there are minimal hotel like amenities."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40414106	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,468.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.08	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	46.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in xx
There is a prior credit card judgment found against the borrower in favor of XXXX in the amount ofxx, which was recorded on xx/xx/2018.
Annual combined taxes for 2024 were paid in the amount of $3,330.12 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,218.56 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,632.08 with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
Unable to determine the occupancy of the subject property.
BWR has xx. Previously, BWR hadxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the BWR listed the subject property for rent after closing. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 46.86%. Tape shows the subject is NOO, as the subject property was listed for rent after closing, causing the lender to omit BWR primary housing expense. Revised DTI is 93.71%. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has xx FICO 693, 0X30 since inception, and $13K equity in the subject."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 08/12/2024. Notary's signature date on the mortgage/deed of trust is 08/12/2024. Note date is 08/09/2024."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56901931	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,396.02	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.46	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	31.507%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the xx
There are two prior civil judgments found against the subject borrower in the total amount of xx filed by different plaintiffs, which were recorded on different dates.
The combined annual taxes for 2024 were paid in the amount of $5,396.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,708.27 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,154.46 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows homeowner completed the home buyer certificate after the note date. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90904264	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,887.72	02/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,818.01	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	48.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount xx
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $871.65 on xx/xx/2024 & xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2024 are due in the total amount of $4,887.72 on xx/xx/2025 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,305.18, which was applied for the due date of xx/xx/2025. The current P&I is $2,818.01 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the subject property is owner-occupied.
BWR hasxx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.34%. Tape shows lender treated BWR xx. Further details not provided. Revised DTI is 92%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR haxx FICO 773, 0X30 since inception, $61K equity in the subject, and $367 residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30333759	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,829.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,429.97	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	650	Not Applicable	46.879%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amountxx. There is an active junior mortgage against the subject property in favor of xx which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument xx The combined annual taxes for 2024 were paid in the total amount of $5,595.87 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,405.16, which was applied for the due date of xx/xx/2025. The current P&I is $2,429.97 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR hasxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents." * Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.87%. Tape shows lender did not properly verify BWR income, employment and SE status. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR hasxx FICO 650 and $32K equity in the subject."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.87%, as the borrower's income is xx and total expenses are in the amount of $4,902.76, and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 46.88%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42418865	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,380.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$943.93	5.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	788	Not Applicable	54.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in xx
No active judgments or liens were found.
The combined annual taxes for 2024 were paid in the amount of $3,380.54 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,417.30, which was applied for the due date of xx/xx/2025. The current P&I is $943.93 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by the HUD as the appraiser on the second appraisal was not on the FHA-approved roster. The second appraisal was required as the property was flipped. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2023, and the price of the prior sale or transfer was $0 via warranty deed transfer. The current sale price is $XX. The subject has received minimal updates. Zillow search shows an estimated value of $XX. Current UPB $159K. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $175.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $886.77. This is an increase in fee of +$711.77 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on 0xx/xx/2024, and the 1-year SOL is active."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35388201	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,623.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,221.57	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	676	48.170%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in favor of MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024 was paid in the amount of $2,811.95 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the total amount of $2,811.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,526.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,221.57 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 hasxx Additionally, BWR1 has been xx
BWR2 hasxx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.17%. Tape shows increased DTI of 60.66%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 xx BWR2 has xx FICO 676, $36K equity in the subject, and $4,640 residual income."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98150393	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,522.02	02/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.05	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	66.993%	66.993%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	778	44.904%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in thexx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,522.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,680.95 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $1,369.05 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject has 2 ADUs in the form of a tiny home and manufactured home. The tiny home is on wheels and a manufactured home, both considered as personal property, and family members live there. These items are not included in the value opinion. Zillow search shows an estimated value of $XX. Current UPB is $236K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45861332	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$2,301.47	$3,046.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.67	6.750%	360	xx	xx	FHA	Fixed	Purchase	86.487%	86.487%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	Yes	592	Not Applicable	42.162%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as nominee for xx
There is a prior mechanics liens found against xx  in favor of xx in the amount ofxx which was recorded on xx/xx/2001.
 The 1st installment of county taxes for 2024 was paid in the amount of xx  on xx/xx/2024.
The annual village taxes for 2024 were paid in the amount ofxx on xx/xx/2024.
The second installment of county taxes for 2024 has been delinquent in the amount of $2,301.47, which is payable on xx/xx/2025.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $1,550.97, which was applied to the due date of xx/xx/2025. The current P&I is $981.67 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage. BWR has 4.41 years on the job as an assembly line worker with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $4,272.32."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,635.31 Exceeds Fees threshold of $4,244.37 Over by +$1,390.94.  The below fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points - Loan Discount Fee paid by Borrower: $4,006.31"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TRID total of payments test due to calculated total of payment of xx exceeds disclosed total of payment of xx over by -$207.63.
Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,768.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,006.31. Loan estimate dated xx/xx/2024 reflects Appraisal Fee at $575.00. CD dated xx/xx/2024 reflects Appraisal Fee at $625.00. This is a cumulative increase in fee of $1,288.31 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Valid COC for the increase in fee is missing from the loan documents.  Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,543.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,289.20. This is a cumulative increase of +$253.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,635.31 Exceeds Fees threshold of $4,244.37 Over by +$1,390.94.  The below fees were included in the test: Lender Fee paid by Borrower: $1,629.00 Points - Loan Discount Fee paid by Borrower: $4,006.31"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject property does not meet HUD guidelines as the base flood elevation of 584.84 feet is below 587 feet. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.961% exceeds APR threshold of 7.650% over by +0.311%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.772% Exceeds APR threshold of 7.650% Over By +0.122%. Subject loan is escrowed."
																																																																																									* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx " the subject property is a manufactured home. The affidavit of affixation document is available at xx reflecting that the home is affixed permanently to the land with the serial xx . The MH rider is also located in the same file on page xx The ALTA-7 endorsement is attached with the final title policy at xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72635247	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.11	7.125%	360	xx	xx	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	41.167%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the UT dated xx/xx/2025, the subject mortgage, a cooperative loan, was originated on xx/xx/2024 with the lender xx
No active judgments or liens have been found.
The annual combined taxes for 2025 were exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $992.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $966.11 with an interest rate of 7.12500%. The current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
BWR has 3 years on the job as a custodian with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Per POA document xx appointed as agent to the POA on xx/xx/2024. Per tape, Citi needed a corrected stock power of attorney. As per the xx was filed on xx/xx/2024 to correct all typographical and clerical errors discovered in any or all documents. Further details not provided."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "As per the lease agreement located at "xx," the property is leasehold. The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2054. As per the lease agreement, the lease started on xx/xx/2024 and will expire on xx/xx/2060."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2023 does not reflect points - loan discount fee. CD dated xx/xx/2024 reflects points - loan discount fee at $404.39. This is an increase in fee of +$404.39 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on CD dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at $358.50, final CD dated xx/xx/2024 reflects lender credit at $0.00. This is a decrease of $358.50 for a fee that has a 0% tolerance test.

																																																																																									The subject loan is a purchase case, and the 1-year SOL will expire on xx/xx/2024."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19836704	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$2,746.17	02/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,470.26	5.750%	360	xx	xx	VA	Fixed	Refinance	99.619%	99.619%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount of xx, which was recorded on xx/xx/2024.
There is one HOA lien against the subject property in favor of xx , a not-for-profit xx , in the amount of $2,160.64, which was recorded on xx/xx/2024.
There is a prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024. As per the subordination agreement located at xx the prior UCC which was recorded on xx/xx/2024 is subordinated with the subject lender.
Annual county taxes for 2024 were paid on xx/xx/2024 in the amount of $2,746.17.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of PITI $2,799.28, which was applied to the due date of xx/xx/2025. The current P&I is $2,470.26 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
The subject loan was approved as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is IRRRL loan and lender is unable to complete the IRRRL closing certification requirement as the receipt of payment for the month of October is missing. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan document."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93225547	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$3,970.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.24	2.350%	180	xx	xx	Conventional	Fixed	Refinance	84.247%	84.247%	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	47.190%	First	Final policy	Not Applicable	Not Applicable	12/18/2024	$174,505.02	Not Applicable	2.350%	$561.14	01/01/2025	Financial Hardship	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx in favor of xx
There are two HOA liens on the subject property in favor of xx which were recorded on xx/xx/2023 & xx/xx/2024 in the total amount of $1,997.75.
There is a UCC lien active against the subject property in favor of xx which was recorded on xx/xx/2022.
The first, second and third installments of county/school and utilities/MUD taxes for 2024 were paid in the total amount of $3,970.61.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $561.14 and PITI is $1,319.60. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $561.14 and PITI is $1,319.60. The UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2025, xx.
As per comment dated xx/xx/2025, the subject property is owner occupied.
The loan was modified on xx/xx/2024 with new principal balance of xx
The seller’s tape shows borrower was on FB plan from xx/xx/2023 to xx/xx/2024.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2024 with new principal balance of xx The borrower promises to pay the new modified P&I of $561.14 with the new fixed interest rate of 2.350% beginning from xx/xx/2025 to the new maturity date of xx/xx/2065.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape shows borrower was on FB plan from xx/xx/2023 to xx/xx/2024. As per comment dated xx/xx/2025, the loan was modified on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.19%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 2 months on the job as a xx Additionally, BWR has 5.5 years on the second job as an xx ."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Fee. CD dated xx/xx/2022 reflects Appraisal Fee at $490.00.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $995.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $1,566.41.
This is a cumulative increase in fee of $1,061.41 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.19%, as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.19%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1242380	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,801.76	01/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.69	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	48.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx in favor of xx No active liens and judgments have been found against borrower and property. The annual combined taxes for 2024 were paid in the amount of $2,801.76 on xx/xx/2024. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $1,212.69 and PITI is $1,795.26. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $1,212.69 and PITI is $1,795.26. The UPB reflected as per the payment history is xx.
As per seller’s tape data the subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure.
 No evidence has been found regarding damage.
 BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows points and fees on the subject loan exceeded 3% limit. Infinity compliance result shows that the loan passed the QM points and fees test."
																																																																																								* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7478239	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,033.77	6.990%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	657	765	49.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount xx which was recorded on xx/xx/2024.
No active liens and judgments have been found against borrower and property.
Annual county taxes for the year 2024 are exempt.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $2,033.77 and PITI is $2,601.00. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan. The last payment was received on xx/xx/2025, which was applied for the due date of xx/xx/2025 and the next due date for payment is xx/xx/2025. The P&I is $2,033.77 and PITI is $2,601.00. The UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per seller’s tape data the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
 xx .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed xx QM points and fees test due to Fees charged $9,807.30 Exceeds Fees threshold of $9,088.32 Over by +$718.98
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,032.50
Points - Loan Discount Fee paid by Borrower: $1,774.80

Loan failed qualified mortgage lending policy points and fees test due to fees charged $9,807.30 Exceeds Fees threshold of $9,088.32 Over by +$718.98
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,032.50
Points - Loan Discount Fee paid by Borrower: $1,774.80"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.66%. The tape reflects issues with income. Further details not provided. Lender defect. Review confirms ATR. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 receives foster care income. BWR2 has 5 months on the job as an associate with xx, FICO 657, and $56K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85884767	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,927.18	02/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,895.74	8.125%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	700	Not Applicable	46.174%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 in the amount of xx in favor of MERS as nominee for xx and was recorded on xx/xx/2024. There is an active prior mortgage against the subject property originated on xx/xx/2023 in the amount of xx in favor of xx that was recorded on xx/xx/2023. Annual county taxes for 2024 were paid in the amount of $1927.18 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,317.86 (PITI), which was applied on xx/xx/2025. The current P&I is $2,895.74, and the interest rate is 8.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. Unable to determine RFD. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. Unable to determine the current occupancy of the subject property. BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows ceiling tiles of the basement room have not been replaced since plumbing repairs. The cost of repair is not available. The 1004D is missing from the loan file. The final CD does not reflect the escrow holdback."
																																																																																								* Property Marketability Issues (Lvl 3) "The tape shows an appraisal value issue, and the appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #1, with a sales price of $XX, is closest to the subject property. Zillow search shows an estimated value of $XX. Current UPB is $386K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31780887	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$978.73	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.88	6.750%	360	xx	xx	VA	Fixed	Purchase	79.101%	79.101%	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	798	66.673%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of MERS as xx
No active judgments or liens were found.
The 2025 combined annual taxes were paid in the amount of $978.73 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,247.15, which was applied for the due date of xx/xx/2025. The current monthly P&I is $820.88 with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the xx , the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner occupied.
 xx  Additionally xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed loan origination fee test due to fee charged $3,154.00 exceed fees threshold of $1,265.62 over by +$1,888.38.
The below fees were included in this test:
Agency Fee paid by Borrower: $1,600.00
Document Preparation Fee paid by Borrower: $270.00
Funding, Wire, or Disbursement Fee paid by Borrower: $80.00
Processing Fee paid by Borrower: $350.00
Tax Service Fee paid by Borrower: $89.00
Title Closing Protection Letter (CPL) paid by Borrower: $25.00
Title E-Recording Fee paid by Borrower: $100.00
Underwriting Fee paid by Borrower: $595.00
Wire Transfer Fee paid by Borrower: $45.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is uninsured as bonus entitlement is available for loans greater than $144K and the subject loan amount is  xx . Further details not provided."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4492226	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,197.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,838.65	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	41.018%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of xx
There is a civil judgment found against the borrower in favor of xx  in the amount of $285.50 which was recorded on xx/xx/2023.
The annual county taxes for 2024 were paid in the amount of $1,162.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,370.73 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,838.65 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per xx the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the borrower was on RPP from xx/xx/2023 to xx/xx/2024. Further details were not provided.
xx . Additionally, xx  starting on xx/xx/2022 and the 3rd job as a xx  starting on xx/xx/2022 as a xx .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test as the disclosure was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows appraisal was subject to completion of renovation, and the time taken to complete renovation exceeded the limit. 1004D dated xx/xx/2024 shows renovations are completed after 1.5 years from the note date xx/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.01%. Review of file shows BWR is an instructor relocating out of state from WA to OR 10 hours away. File does not show any LOX on ability to work remotely. Revised DTI over 100%. Lender defect. Subject originated 8/30/22 and the 3 year SOL is active. BWR was an xx and had a second job as a xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects points - loan discount fee at $4,206.00. Final CD dated 0xx/xx/2022 reflects points - loan discount fee at $5,645.00.
Loan estimate dated xx/xx/2022 reflects appraisal fee at $700.00. Final CD dated 0xx/xx/2022 reflects appraisal fee at $1,050.00.
Loan estimate dated xx/xx/2022 reflects HUD consultant fee at $1,000.00. Final CD dated 0xx/xx/2022 reflects HUD consultant fee at $1,040.00.
This is a cumulative increase in fee of $1,829.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.313% exceeds APR threshold of 6.850% over by +0.463%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.280% exceeds APR threshold of 6.830% over by +0.450%. Subject loan is escrowed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42104064	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,747.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$170.32	6.500%	120	xx	xx	Conventional	Fixed	Purchase	101.000%	101.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	43.480%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx with the lender xx
There is an active prior mortgage against the subject property in favor of xx  in the amount of xx  which originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument | Book/Page xx
Annual county taxes for the year of 2024 were paid in the amount of $2747.04 on xx/xx/2024.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $170.32, which was applied for the due date of xx/xx/2025. The current monthly P&I is $170.32 with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per the  xx , the borrower has not filed for bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased from xx as the subject loan did not meet the minimum contribution of 3% funds from BWR on the loan towards closing on the first and second lien loan. Further details not provided."	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting is xx. The amount of the secondary lien is xx. The superior loan amount is xx. LTV is 6.00%, and CLTV is 101.000%. Current UPB is $13K."	* Cash out purchase (Lvl 1) "The subject loan is a purchase case. The final CD dated 10/06/2023 reflects cash to the borrower in the amount of $14,900.58."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44103608	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$1,496.66	$1,496.66	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,792.09	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	648	Not Applicable	28.316%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and was recorded on xx/xx/2022 in the amount of xx in favor of MERS as nominee for xx .
There is an active junior land contract mortgage against the subject property in favor of xx  in the amount of xx  originated on xx/xx/2024 and which was recorded on xx/xx/2024.
There is an IRS lien found against the borrower in favor of xx  in the amount ofxx  which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $2,444.50 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024 is delinquent in the total amount of $1,496.66 which was good through xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the total amount of $1,496.66 on xx/xx/2025.
As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,792.09 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,792.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is not available.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per xx , the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is, and the appraisal report includes a tape and photo addendum indicating dampness in the basement. Inspection report addressing the dampness in the basement by a licensed professional is missing from the loan documents. Further details are not provided."	* Property Marketability Issues (Lvl 3) "The tape shows the loan repurchased from xx as the unsupported appraised value, unaccepted comparables, and property value issues. The comps and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #2, with a sales price of $XX, is closest to the subject property. xx search shows an estimated value of $XX. Current UPB is $259K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15325847	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,584.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.90	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	39.502%	First	Short Form Policy	Not Applicable	Not Applicable	11/28/2023	$333,011.82	$41,971.90	4.000%	$1,216.37	12/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender MERS as nominee for xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2025 are due in the amount of $3,584.92.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,763.83, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $1,216.37, and the interest rate is 4.000%.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has been modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx  Previously, xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender,xx on xx/xx/2023. As per the modified term, the new principal balance is xx , the interest-bearing principal balance is xx, and the deferred adjustment balance is $41,971.90. The monthly P&I is $1,216.37 with an interest rate of 4.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no principal forgiven amount.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape data, the loan was delinquent in April 2022, and a modification was done. The loan is now current. According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx. The loan has been modified on xx/xx/2023."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.50%. The tape shows BWR was not employed at the time of closing. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL is expired. BWR has 2 months on the job as an xx , and xx equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81846725	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,799.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,497.72	7.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	650	49.311%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2025 shows that the subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx
No active judgments/liens have been found against the subject property/borrower.
The annual county taxes for 2024 were paid in the amount of $1,799.26 on xx/xx/2024.
No delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,051.98, which was applied on xx/xx/2025. The current P&I is $1,497.72 with an interest rate of 7.50%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
No information has been found related to damage or repairs.
As per the xx, the borrower has not filed for bankruptcy since loan origination.
As per tape data, the subject property is occupied by the owner.
Unable to determine RFD.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Prohibited Fees First Lien Test due to Fees charged $3,137.00 Exceeds Fees threshold of $0.00 Over by +$3,137.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,142.00
Processing Fee paid by Borrower: $400.00
Underwriting Fee paid by Borrower: $595.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 49.31%. Tape shows debt miscalculation as the lender did not obtain supporting documents for debts paid off at closing. Lender defect. Review shows DTI 51.85%. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 2 years at Uber. Additionally, BWR receives SSI. BWR2 has 7.25 years on the job as a business analyst with Travis County. Additionally, BWR2 receives VA benefits income, FICO 650, 0X30 since inception, and $26K equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87066932	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,945.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,500.30	3.625%	360	xx	xx	Conventional	Fixed	Purchase	88.427%	88.427%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	662	33.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the lender xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2024 was paid in the amount of $3,472.84.
The second installment of county taxes for 2024 is due in the amount of $3,472.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,921.11, which was applied to the due date of xx/xx/2025. The unpaid principal balance is xx. The current P&I is $2,500.30, and the interest rate is 3.625%.	Collections Comments:The loan is currently performing.
According to the latest payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2023, the Covid-19 forbearance plan was approved for 3 months from xx/xx/2023 to xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown.
As per the comment dated xx/xx/2024, the deferral plan was approved for 6 months.
As per the comment dated xx/xx/2024 xx
No comment pertaining to the damage to the subject property has been observed.

BWR1 has been SE for 5.16 years at xx.
  BWR2 has been SE for 5.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 33.51%. The tape shows qualifying income was not supported. Further details not provided. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 5.16 years at xx . BWR2 has been SE for 5.16 years at xx equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial LE is missing from the loan documents. Subject loan is a purchase originated on xx/xx/2021, and 1-year SOL has expired."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79570821	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,149.13	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,031.35	6.624%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	49.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx .
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $2,149.13 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,755.57, which was applied for the due date of xx/xx/2025. The current monthly P&I is $3,031.35 with an interest rate of 6.624%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.09%. Tape shows SE income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 1.25 years at Subsea Surveyor Solutions, FICO 697, 0X30 since inception, and $57K equity in the subject.

Downgrade to LVL2 based on PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at $200.00.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,735.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx.
This is a cumulative increase in fee of $6,709.87 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41334581	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$885.64	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.06	6.625%	360	xx	xx	FHA	Fixed	Refinance	99.584%	99.584%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 with the lender xx in the amount of xx which was recorded on xx/xx/2024.
No active judgments or liens have been found.
1st and 2nd installment combined taxes for the year 2024 have been paid in the amount of $885.64.
No prior year's taxes have been found delinquent.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,546.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,339.06 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No details pertaining to the damage to the subject property have been observed.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is xx (Lvl 3) "This loan failed the FHA late charge test due to the loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows investor on the loan over mortgaged as the lender did not use OPB of  xx of the existing lien paid off for LTV/CLTV and used appraised value of $XX. The LTV increased from 97.87% to 98.99%. xx shows an estimated value of $XX. Current UPB is $219K."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66379612	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	03/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,446.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,446.19 with an interest rate of 8.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the reason for default is servicer issue.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2024, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80526506	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	03/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,528.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,528.27 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2024, the borrower has been made the payment.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $3,117.76 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The reason for default is unable to be determined from the latest collection comments.
As per the comment dated xx/xx/2024, the subject property is occupied by tenant.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15490519	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	03/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,474.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,923.18 with an interest rate of 6.82%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is  xx
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject loan was modified with an effective date of xx/xx/2024 with a new UPB of xx and PITI of $2,513.12 with a 6.820% rate and a maturity date of xx/xx/2064.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42065190	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	02/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,516.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,058.11 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property was occupied by the owner.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70895249	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	03/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $392.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $345.05 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
Tape shows the property occupancy as investor.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76765761	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	02/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,311.08(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,658.14 with an interest rate of 10.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found. As per the comment dated xx/xx/2024, the property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35642927	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	02/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,908.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,077.94 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape data, the subject property was owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13606535	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	03/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,191.95 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $962.14 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape the subject property is owner occupied.
Unable to determine occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48044661	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,992.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,302.22 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for default is the xx.
As per the seller’s tape data, the subject property is stated as owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72784459	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	03/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,238.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,862.85 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is investment property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55162702	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower has been delinquent for xx , and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,293.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $879.64 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is currently in collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for xx , and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the reason for default is mentioned as xx
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property occupancy is stated as an investment.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7786582	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	03/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,098.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,746.23 with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per seller tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38777601	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,915.05, which was applied for the due date of xx/xx/2025. The current P&I is $1,915.05 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details have been found regarding modification.
No foreclosure and bankruptcy details activity has been found.
As per the comment dated xx/xx/2024, the subject property is located in FEMA disaster area which was declared on xx/xx/2024.
No damage and repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50525329	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower has been delinquent for xx , and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,037.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,390.27 with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage of the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is owner occupied.xx  The property is located in  xx  that was declared for the hurricane on xx/xx/2024. CCs do not show damages.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13460206	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,129.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,020.88 with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, xx
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2024, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68950451	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	02/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,647.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,135.58 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Reason for default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62039033	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	01/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,915.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,702.68 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, xx
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52837569	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	02/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,823.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,287.24 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, xx
As per the seller’s tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, there is a modification for the effective date on xx/xx/2025. The new principal balance is xx  The rate of interest is 7.875%. The maturity date for the modification is xx/xx/2064.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45132357	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,970.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,261.02 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the borrower informed the servicer that she was impacted by the hurricane last week, but with another storm on the way, she wants to wait to assess all the damages. No comments have been found regarding the cost to repair the damages or completion of the repairs.
As per the comment dated xx/xx/2024, the subject property is occupied by tenant.
Unable to determine the reason for the default.
No comments have been found regarding foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95889099	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	02/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,516.55, which applied to xx/xx/2025. The loan is currently interest-only payment of $1,728.32 with an interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The loan is currently interest-only payment of $1,728.32 with an interest rate of 7.000%. The UPB as of the date mentioned in the updated payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2024,xx
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the FC was initiated in 2024. As per the comment dated xx/xx/2024, the foreclosure case has been dismissed due to the loan being reinstated. No further details are found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comments dated xx/xx/2024, the FC was initiated in 2024. As per the comment dated xx/xx/2024, the foreclosure case has been dismissed due to the loan being reinstated. No further details are found.
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47150026	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,522.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,345.91	5.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	664	700	44.777%	First	Final policy	Not Applicable	Not Applicable	09/21/2023	$433,183.88	Not Applicable	5.000%	$2,088.80	11/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $383.04 on xx/xx/2025.
The 1st and 2nd installments of school taxes for 2024-2025 were paid in the total amount of $5,756.66 on xx/xx/2024 and xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of $383.03 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Details of the last payment received are not available. The current P&I is $2,088.80 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2023.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and the lender, xx , on xx/xx/2023. As per the modified term, the new principal balance is xx . The monthly P&I is $2,088.80 with an interest rate of 5.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.77%. The tape reflects an increased DTI of 47.12%. Further details not provided. The subject loan originated on xx/xx/2018 and the 3-year SOL has expired. BWR1 has been an SE for 11 years at xx . BWR2 has 11.5 years on the job as a xx
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.77%; the borrower's income is xx , and total expenses are in the amount of xx nd the loan was underwritten by LP xx and its recommendation is accept with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5541655	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,177.94	02/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,570.59	7.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	695	31.442%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx
No active judgments or liens were found.
The annual combined taxes for 2024 were paid in the amount of $2,177.94 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,126.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,570.59 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per xx  the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows subject loan was approved using the asset distribution program. Lender used xx assets to qualify and did not rely on any employment earnings. Bank statements in the file show $2.6M in mutual funds and $124K in checking account."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87071217	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,842.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,174.02	7.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	101.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	49.384%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx   in the amount of $6,840.00, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument | Book/Page xx
There are 04 prior civil judgments found against the borrower in the total amount of $2,938.75 filed by different plaintiffs, which were recorded on different dates.
The 1st and 2nd installments of town taxes for 2024 were paid in the total amount of $2,843.11 on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,717.47 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,174.02 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current monthly P&I is $1,174.02 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No evidence has been found regarding the foreclosure proceedings.
As per the xx , the borrower has not filed for bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape, the subject property has been occupied by the owner.
xx .
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan failed the QM APR test. The Infinity CE report shows the loan failed the QM APR test. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL is active."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 7.984% exceeds APR threshold of 7.950% over by +0.034%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.762% exceeds APR threshold of 7.950% over by +0.812%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67144492	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,654.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,330.28	7.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	721	Not Applicable	46.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx No active judgments or liens were found. The 1st installment of county taxes for 2024-2025 was paid in the amount of $4,327.07 on xx/xx/2024. The 2nd installment of county taxes for 2024-2025 is due in the total amount of $4,327.07 on xx/xx/2025. The 1st and 2nd installments of county taxes for 2025-2026 are due in the total amount of $1,424.86 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,426.88 which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,330.28 with an interest rate of 7.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the servicing comment dated xx/xx/2024, xx . As per servicing comment dated xx/xx/2024, the subject property is owner occupied. No evidence has been found regarding the foreclosure proceedings. As per xx , the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance
Notice of Servicing Transfer	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows subject approved at 46.86%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. FICO 721 and $37K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46524787	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,980.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,805.89	7.490%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	33.907%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $6,980.87 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,925.31 which was applied for the due date of xx/xx/2025. The current monthly P&I is $4,805.89 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per xx , the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "Revised CD dated xx/xx/2024 is missing from the loan documents."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and review of the file show the subject condo association is involved in litigation, and further information regarding the litigation is not available in the loan documents. Zillow search shows an estimated value of $XX. Current UPB $688K."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72377820	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,198.13	03/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,517.03	$4,501.36	7.625%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	39.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 were paid in the amount of $5,396.28 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,517.03, which was applied for the due date of xx/xx/2025. The monthly payment is $3,517.03 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx. The loan is interest only for 120 months.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the xx  the borrower has not filed for bankruptcy since loan origination.
As per tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
BWR has been SE for 7.75 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at $3,163.00. Final CD dated xx/xx/2025 reflects lender credit at $2,629.13. This is decrease of +$533.87 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and review of the file show the subject condo association is involved in litigation, and further information regarding the litigation is not available in the loan documents. Zillow search shows an estimated value of $XX. Current UPB $553K."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15491375	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,991.25	03/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,627.78	7.875%	360	xx	xx	Conventional	Fixed	Refinance	68.030%	68.030%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	722	Not Applicable	39.772%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx in favor of xx
There is an active prior mortgage against the subject property in favor of xx 2020 Exemption Trust u/a/d December 22, 2020 in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023 with the instrument xx
The annual county taxes for 2024 were paid in the amount of $4,891.42 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,989.30 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,627.78 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per xx , the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR has been SE for 24.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows Florida condo w/no structural inspection per new 2025 SB 721 law. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9701364	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,596.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,968.30	7.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	101.850%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	49.913%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2025 in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor ofxx in the amount of xx which originated on xx/xx/2024 and recorded on xx/xx/2025 with the instrument xx
The annual county taxes for 2024 were paid in the amount of $6,332.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,812.97 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,968.30 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per xx , the borrower has not filed bankruptcy since loan origination.
BWR has 1.83 years on the job as a xx  BWR had 3.25 years on the job with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.91%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.83 years on the job as a xx and 0X30 since inception."
																																																																																									* LTV / CLTV > 100% (Lvl 2) "The subject loan was approved at 101.85% CLTV under the bond loan program."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18989559	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,586.14	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,481.15	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	49.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx.
There is an active prior mortgage against the subject property in favor of the xx non-profit foundation, as to an undivided 50% interest, and xx, a single man, as to an undivided 50% interest in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument xx.
The 1st installment of county taxes for 2024 was paid in the amount of $3,293.07 on xx/xx/2025.
The 2nd installment of county tax for 2024 is due in the amount of $3,293.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $3,481.15, and the interest rate is 7.250%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property is owner occupied.
BWR has been SE for 3.16 years at XXX.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The tape shows the subject loan was approved at 49.55%. Tape shows income miscalculation as the lender did not average income over 24 months. The revised DTI is 60.32%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 3.16 years atXXXX, FICO 782, $56K equity in the subject, and $3,804 residual income."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan documents are missing due to a security breach that occurred on 8/XX/21 while the documents were in the possession of the lender or investor. A review of the file shows all required documents are available in the loan file. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55274651	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,646.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.90	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	778	49.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $1,638.32 on xx/xx/2024 and xx/xx/2024.
The annual county taxes for 2024 are due in the amount of $1,646.48 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,209.90 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,209.90 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR1 has 2 months on the job as a skilled laborer with xx. Additionally, BWR1 has 1.66 years in the second job as a xx.  BWR2 has 3 years on the job as a driver with XXX. Additionally, BWR2 has been SE for 2.91 years at XXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at $1,226.93. The final CD dated xx/xx/2024 reflects the lender at $0.00. This is a decrease of +$1,226.93 for the fee, which has a 0% tolerance test. The subject loan is a purchase originated on xx/xx/2024, and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.75%. Tape shows BWR qualified as W2 and now became SE. The lender is not able to document SE income. The revised DTI is 51.12%. BWR defect. Further details not provided. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2 months on the job as a xx Additionally, BWR1 has 1.66 years in the second job as a xx . BWR2 has 3 years on the job as a xx , BWR2 has been SE for 2.91 years at xx
																																																																																									Downgrade to LVL2 based on PH."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18480992	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$150.66	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,313.17	6.125%	360	xx	xx	Conventional	Fixed	Refinance	59.953%	59.953%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	747	32.499%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx
No active judgments or liens have been found.
The 2024 annual taxes have been delinquent in the amount of $150.66 which were due on xx/xx/2024 and good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,711.72 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,313.17 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is active bankruptcy.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No evidence has been found regarding the foreclosure proceedings.
According to the xx , the borrower filed for bankruptcy under Chapter 13 with case xx  on xx/xx/2025. The bankruptcy is still active.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
BWR1 has 1.50 years on the job as an xx . BWR1 has prior employment experience as an xx   BWR2 has 4.25 years on the job as a dentist with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter xx on xx/xx/2025. As per voluntary petition schedule D (Doc#7) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is $0.00. The chapter 13 (xx) plan was filed on xx/xx/2025 and not yet confirmed. The borrower has promised to make a monthly mortgage payment of $2,711.72 to the trustee under the chapter 13 plan. The bankruptcy is still active.
Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject was approved at 32.49%. Tape shows insufficient income documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.50 years on the job as xx . BWR1 has prior employment xx and at xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XX. Current UPB is $379K."
* ComplianceEase Risk Indicator is xx " (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date xx/xx/2024, which is after the consummation date xx/xx/2024."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at $3,502.20. Final CD dated xx/xx/2024 reflects lender credit at $3,418.69. This is decrease of +$83.51 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28319698	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,863.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,760.39	6.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	684	54.215%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2863.66 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2204.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,760.39 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.83 years on the job as  xx . Additionally, BWR1 has 7 months on the second job as a xx . BWR2 receives xx  income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per the final title policy located at LPolicy OPolicy rec docs.pdf xx , the subject property is leasehold. The subject leasehold agreement is located at “Full Package—Harris xx and the leasehold term expires xx/xx/2064, and the mortgage matures on xx/xx/2054. The final title policy shows an exception for lease agreement."	* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 54.21%. Tape shows undisclosed FHA mortgage debt on another property. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.83 years on the job as a xx . BWR2 receives xx income, xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80835173	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,102.29, which applied for xx/xx/2025. The current P&I is $3,578.37 with an interest rate of 5.325%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date of payment is xx/xx/2025. The current P&I is $3,578.37 with an interest rate of 5.325%. The UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30117721	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,890.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,173.61 with an interest rate of 4.600%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80678524	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,185.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,350.37 with an interest rate of 4.230%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine occupancy of the subject property.
Unable to determine the reason for the default of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88841052	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	03/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,897.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,520.38 with an interest rate of 4.680%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,520.38 with an interest rate of 4.680%. The UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92126130	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,617.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,617.50 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape data, the subject property is occupied by the tenant.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48191907	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	04/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,557.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,276.61 with an interest rate of 5.150%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36422884	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	04/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,187.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,755.57 with an interest rate of 5.330%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15449726	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	04/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,000.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,096.93 with an interest rate of 5.330%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the subject property stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37799853	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,185.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,551.35 with an interest rate of 5.475%. The current UPB reflected as per the payment history is xx. The loan is interest only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
34050905	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,023.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,185.79 with an interest rate of 4.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
88351707	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,600.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,618.15 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
68302828	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,409.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,681.38 with an interest rate of 4.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
48217410	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	03/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,341.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $974.55 with an interest rate of 4.650%. The current UPB, reflected as per the payment history, is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
34164413	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,407.29 which was applied for the due date of xx/xx/2025. The current monthly P&I is $899.65 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
42415115	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,351.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,970.70 with an interest rate of 5.100%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
13048411	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,945.92 (PITI), which was applied for the due date of xx/xx/2025. The current UPB as per payment history is xx. The current P&I is $1,735.80 with an interest rate of 4.875%.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per payment history is xx. The current P&I is $1,735.80 with an interest rate of 4.875%.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
38610796	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,599.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,994.53 with an interest rate of 5.025%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
57003348	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,860.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,073.50 with an interest rate of 4.650%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,073.50 with an interest rate of 4.650%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
54423672	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	04/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,478.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,036.18 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,036.00 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
51946107	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	04/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,143.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $661.37 with an interest rate of 4.600%. The current UPB as per payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $661.37 with an interest rate of 4.600%. The current UPB as per payment history, is xx.
As per the comment dated xx/xx/2024, the reason for default was excessive obligations.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
1220884	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,903.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,174.30 with an interest rate of 4.275%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
89743638	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $6,124.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,339.17 with an interest rate of 5.225%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
40187040	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	04/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,660.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,791.93 with an interest rate of 4.680%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is investment.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
51436757	xx	PH+SC	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	04/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $979.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.12 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					DONE
21121444	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,448.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,156.19	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	657	724	42.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx in favor of xx
No active judgments or liens were found.
The annual county taxes for 2024 were paid in the amount of $1,390.78 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,812.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,156.19 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
No evidence has been found regarding the foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR1 has been an SE for 4.25 years with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. The tape and loan file show an engineer's certificate by a licensed professional verifying the structural integrity of the subject property is missing from the loan documents. Zillow search shows an estimated value of $ xx. Current UPB is $167K."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of $ xx over by xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,578.00
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $295.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $6,668.00 exceed fees threshold of $5,038.09 over by +$1,629.91.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,578.00
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $295.00."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at xx The BWR relocated from xx to xx and is xx. Lender miscalculated xx income; revised DTI xx Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with serial xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
26351345	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,121.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,477.72	5.125%	360	xx	xx	Conventional	Fixed	Purchase	48.225%	48.225%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	41.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $7,560.86 on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of $7,560.86 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,833.49 which was applied for the due date of xx/xx/2025. The current P&I is $4,477.72 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx. As per PH transaction dated xx/xx/2024, principal curtailment in the amount of xx. As per the collection comment dated xx/xx/2024, these are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 22.83 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete because the initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at xx. Lender miscalculated SE income; revised DTI unknown as BWR has interest in multiple businesses and tax returns were not provided. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. The BWR is SE with xx
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
49628471	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$13,926.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,713.80	6.625%	360	xx	xx	Conventional	Fixed	Purchase	78.470%	78.470%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	43.727%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument xx
There is a UCC lien found against the subject property in favor of xx which was recorded on xx/xx/2023.
There is an HOA lien on the subject property in favor of xx, in the amount of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,311.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,713.80 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
BWR has 23.66 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Transmittal (1008)	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at a DTI of 43.73% and the tape shows the approved DTI exceeds the maximum allowable limit. Further details not provided. Review shows ATR confirmed."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD dated xx/xx/2022 is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "The transmittal summary is missing from the loan documents. The closing terms on the transmittal summary are different from the subject loan."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/2022, and the 1-year SOL has expired."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
19460922	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,466.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,274.65	2.875%	360	xx	xx	Conventional	Fixed	Purchase	91.375%	91.375%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	712	48.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx.
There is a civil judgment against borrower xx in the amount of $1,693.77 in favor of xx, which was recorded on xx/xx/2022.
The first and second installments of county taxes for 2025 are due in the total amount of $6,466.04.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,329.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,274.65 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.33 years on the job as xx
BWR2 has 10 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the appraised value is not supported, and the appraiser used large adjustments to arrive at an appraised value of xx Zillow search shows an estimated value of $XX. Current UPB is $505K."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 48.88%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 48.88%."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
3713966	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$204.66	$2,067.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,568.45	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	37.822%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx
No active judgments or liens were found.
For Parcel  xx
The 1st, 2nd, and 3rd installments of county taxes for 2024 were paid in the total amount of $1,760.58 on xx/xx/2024.
For Parcel xx
The 1st and 2nd installments of county taxes for 2024 are delinquent in the total amount of $204.66, which were due on xx/xx/2024 & xx/xx/2025 and good through xx/xx/2025.
The 3rd installment of county taxes for 2024 was paid in the amount of $102.33 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,847.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,568.45 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy of the subject property is unable to be determined.
BWR has 1 month on the job xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the stove hookups and electrical appliances need to be removed from the xx. 1004D shows that all the electrical appliances and stove hook-ups have been removed from the ADU, and it is considered for storage use only. Zillow search shows an estimated value of xx. Current UPB is $389K."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx and xx state that the manufactured home with serial xx has been affixed to the permanent foundation. Schedule B of the final title policy, which is located at xx, shows an exception for manufactured home."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +$1,111.67.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $595.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +$1,111.67.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $595.00."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																									* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
885383	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,260.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$579.91	3.250%	360	xx	xx	Conventional	Fixed	Refinance	72.027%	72.027%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	49.759%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2023 and recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $6,260.14 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,313.02 which was applied for the due date of xx/xx/2025. The current monthly P&I is $579.91 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
BWR has 11.91 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. Tape and review of the appraisal report show rotten window frames in the rear room. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Zillow search shows an estimated value of $XX. Current UPB is $122K."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$153.10. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$153.10. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.75%, as the borrower's income is $3,527.33 and total expenses are in the amount of $1,755.18 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 49.75%."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
76142283	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,403.01	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,551.32	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	69.725%	69.725%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	44.574%	First	Short Form Policy	Not Applicable	Not Applicable	05/17/2023	$371,801.17	Not Applicable	2.750%	$1,277.98	07/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of county taxes for 2025 were paid in the amount of $4,403.01.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,784.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.98 with an interest rate of 2.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the RFD was unemployment.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
According to the PACER, the BWRs xx filed the bankruptcy under Chapter 7 on xx/xx/2024 with case  xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
The loan was modified on xx/xx/2023.
Unable to determine the current occupancy status.
BWR has 2.66 years on the job as  xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the BWRs xx filed the bankruptcy under Chapter 7 on xx/xx/2024 with xx. As per the voluntary petition, the value of collateral was xx and the amount of the secured claim was xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrowers xx, and the lender xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is $1,277.98 with an interest rate of 2.750% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XXXX. Current UPB $363K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 44.57%. Tape shows Freddie disagrees with the income calculations. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.66 years on the job as a xx with xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3-year."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.57% as the borrower’s income is xx and total expenses are in the amount ofxx and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 44.57%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
44197074	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$88.54	$4,470.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,421.81	6.125%	360	xx	xx	Conventional	Fixed	Purchase	83.871%	83.871%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	49.915%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx
No active judgments or liens have been found.
The third installment of town taxes for 2024 has been delinquent in the total amount of $88.54, which is payable through xx/xx/2025.
The fourth annual installment of town taxes for 2024 is due in the amount of $1,117.61 on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,984.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,421.81 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.16 years on the job as xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.92%. The Lender did not include the total primary mortgage payment; revised DTI 55.02%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
91617355	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,116.59	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,136.67	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	69.877%	69.877%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	42.654%	First	Short Form Policy	Not Applicable	Not Applicable	04/08/2024	$350,967.06	Not Applicable	2.625%	$1,278.33	05/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx
There is an active junior credit card judgment against the borrower xx was recorded on xx/xx/2022 with the amount of $8,981.47.
There is an active junior civil judgment against the borrower xx, in favor of  xx, which was recorded on xx/xx/2024 with the amount of $1,614.93.
The annual installment of county taxes for 2024 was paid in the amount of $9,116.59  on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of PITI $2,345.87, which was applied to the due date of xx/xx/2025. The current P&I is $1,278.33 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the RFD was an excessive obligation.
The loan was modified on xx/xx/2024.
As per the review of the servicing comments, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The foreclosure file was closed on xx/xx/2024 due to loan modification.
According to the PACER, the borrower, xx filed bankruptcy under chapter 13 with xx on xx/xx/2023. The BK was dismissed on xx/xx/2023 and the case was fully terminated on xx/xx/2023.
As per the collection comment dated xx/xx/2024, the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. The foreclosure file was closed on xx/xx/2024 due to loan modification.
Bankruptcy Comments:According to the PACER, the borrower xx , filed bankruptcy under chapter 13 with the case xx on xx/xx/2023. The Chapter 13 plan and voluntary petition details are not available. The BK was dismissed on xx/xx/2023, and the case was fully terminated on xx/xx/2023.

The modification agreement was made between the borrower xx, and the lender xx on xx/xx/2024. As per the modified term, the new principal balance is xxThe monthly P&I is $1,278.33 with an interest rate of 2.625% beginning on xx/xx/2024 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.65%. Tape shows an undisclosed auto and revolving debts opened prior to closing. Revised DTI is 59%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.
* Compliance Testing (Lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of $8,148.84 over by $2,601.42.  The below fees were included in the test: Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$275.00. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$240.00. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of $8,148.84 over by $2,601.42. The below fees were included in the test: Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
34609541	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,782.13	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,210.16	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	71.111%	71.111%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	44.736%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,003.95 on xx/xx/2024.
The annual installment of town taxes for 2024 has been paid in the amount of $778.18 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,564.67 which was applied for the due date of xx/xx/2025. The current P&I is $2,210.16 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,564.67 which was applied for the due date of xx/xx/2025. The current P&I is $2,210.16 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  Previously, BWR was  xx at the University of  xx between xx/xx/2018 and xx/xx/2021 for 3.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID post-consummation revised closing date and consummation date validation test.

This loan failed the TRID Post-Consummation Event Validation Test.

This loan failed the TRID disclosure delivery date validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx The calculated finance charge is xx for an undisclosed amount of -$1,924.05. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as  xx. The calculated finance charge is xx for an undisclosed amount of -$1,889.05. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years.

The TRID total payment disclosed on the final CD was  xx The calculated total of payments is xx for an undisclosed amount of -$1,920.00. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance, originated on xx/xx/2023 and the SOL is 3 years.

The TRID Rescission Total of Payments Test disclosed on the final CD was xx. The calculated total of payments is xx for an undisclosed amount of -$1,920.00. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100.
The subject loan is a refinance, originated on xx/xx/2023, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete because the initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "Written list of service providers disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.74%. Tape shows misrepresentation of income. Further details provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.		Moderate	Pass	Fail	No Result	Pass	No Result	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
7040976	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,000.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.90	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	723	Not Applicable	39.428%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx with the lender xx
No active judgments or liens were found.
Annual county taxes for the year 2024 were paid in the amount of $3840.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,065.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $985.90 with an interest rate of 2.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.42%. Tape shows undisclosed debt opened prior to closing, as the revised DTI is 54.68%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																									* Missing Initial Closing Disclosure (Lvl 2) "Initial CD is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
62979401	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$764.58	xx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.81	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	67.568%	67.568%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	36.362%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2024	$190,139.72	Not Applicable	3.000%	$680.67	10/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx in the amount of xx with xx
There is a credit card judgment found against the borrower xx in favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The annual county taxes for 2024 were paid in the amount of $764.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,111.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $680.67 with an interest rate of 3.00%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
The loan was modified on xx/xx/2024.
As per the servicing comments dated xx/xx/2024, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the servicing comments dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the servicing comments dated xx/xx/2024, the loan is placed on hold due to loss mitigation, and the borrower accepts trial modification from xx/xx/2024 to xx/xx/2024. The loan was modified on xx/xx/2024.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the servicing comments dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the servicing comments dated xx/xx/2024, the loan is placed on hold due to loss mitigation, and the borrower accepts trial modification from xx/xx/2024 to xx/xx/2024. The loan was modified on xx/xx/2024.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx, on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $680.67 with an interest rate of 3.00%, beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XXXX. Current UPB $188K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject was approved at 36.36%. Tape shows Freddie Mac does not approve qualifying income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a refinance case originated on 0xx/xx/2020, and the 3-year SOL has expired."
																																																																																									* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
24236870	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,006.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.41	5.750%	360	xx	xx	VA	Fixed	Cash Out	99.342%	99.342%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	663	32.028%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2024 are due in the amount of $1,006.76 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,113.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $846.41 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the reason for default is other.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives social security income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a VA fixed-rate mortgage originated on xx/xx/2023 with a maturity date of xx/xx/2053. The P&I of $846.41 and the rate of interest of 5.750% are the same on the note and the PH. As per the servicing comment dated xx/xx/2025, the loan has been modified and is effective on xx/xx/2024 with a P&I of $846.41, a rate of interest of 5.750%, and a maturity date of xx/xx/2053. The modification agreement is missing from the loan file.	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test incomplete due to initial CD missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows original documents have been requested from the custodian to be returned to the corporate office. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The VA guaranty certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "The initial CD is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the TILA post-consummation revised closing disclosure finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx over by -$2,010.05.
 Loan failed TILA post-consummation revised closing disclosure foreclosure rescission finance charge test of xx exceeds the disclosed finance charge of xx over by -2,010.05.

 TILA post-consummation Revised Closing Disclosure APR test due to APR calculated at 6.304% exceeds APR threshold of 6.437% over by -0.133%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
93491709	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$1,121.00	$1,121.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$810.75	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	35.112%	35.112%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	46.456%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument xx in the amount of xx with xx
There is a state tax lien against the borrower filed by the State of xxe Department of Revenue, which was recorded on xx/xx/2025. The amount of lien is not provided.
For Parcel xx
The annual county tax for 2023 has been paid in the amount of $380.00 on xx/xx/2024.
The annual county tax for 2024 is delinquent in the amount of $419.00 and good through xx/xx/2024.
For Parcel  xx
The annual county tax for 2023 has been paid in the amount of $637.00 on xx/xx/2024.
The annual county tax for 2024 is delinquent in the amount of $702.00 and good through xx/xx/2024.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $810.75, which was applied for the due date of xx/xx/2025. The current P&I is $810.75 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No details pertaining to the damage to the subject property have been observed.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,664.26 exceed fees threshold of $3,574.79 over by +$1,089.47.
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $3,869.26
Underwriting Fee paid by Borrower: $295.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations for the brokerage/finder fee test due to fees charged $4,664.26 exceed fees threshold of $2,500.00 over by +$2,164.26.
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $3,869.26
Underwriting Fee paid by Borrower: $295.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,664.26 exceed fees threshold of $3,574.79 over by +$1,089.47.
The below fees were included in the test:
Application Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $3,869.26
Underwriting Fee paid by Borrower: $295.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.92%. Lender did not account for the farm loss on the tax returns; revised DTI 83.85%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.
Downgrade to LVL2 based on PH."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.45%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is to accept with a DTI of 46.00%."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
98654647	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,428.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.10	3.500%	360	xx	xx	VA	Fixed	Cash Out	79.459%	79.459%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	674	52.418%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $1,421.58 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $953.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $660.10 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR receives social security, VA compensation, and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsured as the appraised value of $XX used to approve the loan amount of $XX is not supported by the NOV (Notice of Value) of $XX. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate.
The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test: Attorney's Fee (Closing Agent Only) paid by Borrower: $125.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial CD missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "The homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test. This loan has a qualified mortgage DTI of 52.41% as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 52.41%."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
71391026	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	No	Yes	Not Applicable	First	$4,192.60	$7,924.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,229.42	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	44.221%	44.221%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	49.437%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 is delinquent in the amount of $4,192.60 and good through xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the amount of $3,927.98 on xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,229.42 which was applied for the due date of xx/xx/2025. The current monthly P&I is $2,229.42 with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the borrower received a loss draft check in the total amount of xx  and the date of loss was xx/xx/2023. Unable to determine the type of damage and current status of repairs. Subsequent comments do not show damage.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The loan is closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $XX. The current UPB is $422K."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete due to the initial CD missing from loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.43%. Tape shows BWR opened new auto loan debt prior to closing. Revised DTI is over 50%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.43%. The borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 49.44%."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
85468985	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,301.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,397.99	3.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	717	40.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $8,301.84 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,584.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,397.99 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is payment adjustment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.44%. Tape shows an undisclosed auto debt opened prior to closing. Revised DTI is 59.16%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired.
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase case, originated on 0xx/xx/2022, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
73298876	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$793.08	$8,502.25	03/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.43	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	14.815%	14.815%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	42.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx in the amount of xx with xx
There is a junior active mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2025.
There is a junior civil judgment against the borrower in favor of xx  in the amount of xx, which was recorded on xx/xx/2023.
There are multiple prior civil judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2015. The amount of judgments is not available on the supporting document.
There is a state tax lien in favor of the State of xx in the amount of $50.00, which was recorded on xx/xx/2018. The middle name of the defendant is inconsistent with the borrower.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,502.25 on xx/xx/2025.
The annual installment of other taxes for 2023 is delinquent in the amount of $793.08, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,231.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,231.43 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending points and fees test due to fees charged $7,384.59 exceeds fees threshold of $5,746.89 over by +$1,637.70.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,994.59
Processing Fee paid by Borrower: $1,390.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed lender fees test as fees charged of $1,390.00 exceed the fees threshold of $500.00 by +$890.00. Below fees included in this test: Processing Fee paid by Borrower: $1,390.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance is incomplete due to initial CD missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test as Fees charged of $7,384.59 exceed the fees threshold of $5,746.89 by +$1,637.70. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $5,994.59 Processing Fee paid by Borrower: $1,390.00  Loan fails GSE (Freddie Mac public guidelines) QM points and fees test as Fees charged of $7,384.59 exceed the fees threshold of $5,746.89 by +$1,637.70. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $5,994.59 Processing Fee paid by Borrower: $1,390.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not eligible for LP or DU. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS at the time of closing is missing from the loan documents. Post-close AUS is available and its risk recommendation is Approve/Ineligible at 38.22% DTI."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
38815515	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,480.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,942.48	7.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	716	38.296%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx in favor of xx. No active judgments or liens were found. The annual combined taxes for 2024 were paid in the amount of $2,480.00 on xx/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. As per the review of seller’s tape data as of xx/xx/2025, the next due date is xx/xx/2025. As per tape, current P&I is $1,942.48 and interest rate is 7.25%. The UPB is xx.	Collections Comments:The current status of the loan is performing. The loan was originated on xx/xx/2025 and the first payment date is xx/xx/2025. As per the review of seller’s tape data as of xx/xx/2025, the next due date is xx/xx/2025. As per tape, current P&I is $1,942.48 and interest rate is 7.25%. The UPB is xx. No evidence has been found regarding the foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insured as the appraisal report was completed using a purchase contract dated xx/xx/2025 with a sales price of $XX. The purchase contract dated xx/xx/2025 shows a sales price of $XX. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
52837292	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,383.14	03/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,014.98	5.875%	360	xx	xx	Conventional	Fixed	Refinance	88.477%	88.477%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	744	Not Applicable	50.050%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument xx in the amount of xx with xx
There is a UCC lien found against the subject property in favor of xx successor by merger with xx, which was recorded on xx/xx/2024.
The 2nd installment of county tax for 2025 is due in the amount of $1,345.78 on xx/xx/2025.
The 1st installment of county tax for 2025 has been paid in the amount of $1,345.79 on xx/xx/2025.
The annual utilities/MUD charges for 2025 are due in the amount of $212.40 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,401.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,843.14 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the borrower has been approved for a trial modification. Further details were not provided.
As per the collection comment dated xx/xx/2024, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of $2,014.98, a rate of interest of 5.875%, and a maturity date of xx/xx/2053. The P&I as per payment history is $1,843.14, and the rate of interest is 5.875%. There is a difference in P&I with respect to the note. The collection comment dated xx/xx/2024 shows that the loan was modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50.05%. Tape shows bonus income miscalculation. Revised DTI 51.38%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active.	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for prohibited fees test.
The below fees were included in the test:
Digital Closing Fee paid by Borrower: $60.00
Title - Filling Fee paid by Borrower: $20.00
Title CPL paid by Borrower: $75.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
22221607	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,516.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,859.46	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	807	47.071%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx
No active judgments or liens have been found.
The annual city and county taxes for 2024 were paid in the amount of $2,516.00.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,168.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,859.46 with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Revised CD dated xx/xx/2024 is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the brokerage/finder fee test due to fees charged of $7,432.00 exceeds fee threshold of $5,520.00 over by +$1,912.00. The following fees were included in the test: Administration Fee paid by Borrower: $1,095.00 Mortgage Broker Fee paid by Seller: $6,337.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents. Post-close transmittal summary is reflecting the revised DTI is available in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.07%. The tape shows income miscalculation. The revised DTI is 51%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 receives pension income.		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
39801482	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,417.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.43	5.990%	360	xx	xx	VA	Fixed	Purchase	32.432%	32.432%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	811	39.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with xx
There is a prior civil judgment against the borrower in favor of xx for the amount of $6,515.54, which was recorded on xx/xx/2016.
The annual combined taxes for 2024 have been paid in the amount of $2,417.27 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,080.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $862.43 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsured, as bonus entitlement is available for loans greater than $144K and the subject loan amount is $XX. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
51568114	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$3,152.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,531.18	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	39.210%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument xx in the amount of xx with xx
No active judgments or liens found.
The annual county taxes for 2024 have been paid in the amount of $3,026.32 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,110.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,531.18 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO due to misrepresentation, as BWR listed the subject property for rent after closing. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails QM lending policy points and fees test due to fees charged of xx exceeds fees threshold of $7,143.27 over by +$2,876.20. The below fees were included in the test: Mortgage Broker Fee (Indirect) $6,661.88 Points—Loan Discount Fee paid by Borrower: $3,357.59"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeds fees threshold of $7,143.27 over by +$2,876.20.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $6,661.88 Points—Loan Discount Fee paid by Borrower: $3,357.59"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 39.21%. Tape shows the subject is NOO due to misrepresentation, as BWR listed the subject property for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active.		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
95730970	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,513.27	6.000%	360	xx	xx	Conventional	Fixed	Purchase	60.966%	100.966%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	48.868%	First	Final policy	Not Applicable	XXXX	11/22/2024	$261,159.86	Not Applicable	6.000%	$1,436.94	01/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 with the lender xx in the amount of xx, which was recorded on xx/xx/2023.
There is one junior mortgage against the subject property in favor of the xx in the amount of xx which was originated on xx/xx/2023 and recorded on xx/xx/2023.
 The combined annual taxes for the year 2025 are exempt on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,778.87 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,436.94 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the foreclosure is initiated in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure was canceled due to loan modification. Further details were not provided.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2024.
No information has been found regarding damage.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower was on forbearance from xx/xx/2024 to xx/xx/2024.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure is initiated in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure was canceled due to loan modification. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $1,436.94 with an interest rate of 6.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Origination Fee Test due to fees charged $2,657.00 exceed fees threshold of $2,524.00 over by +$133.00. The following fees were included in this test: Administration Fee paid by Seller: $1,395.00 Lock Extension Fee paid by Borrower: $1,262.00. Loan failed Discount Fee Test due to fees charged $9,598.00 exceed fees threshold of $2,524.00 over by +$7,074.00. The following fees were included in this test: Administration Fee paid by Seller: $1,395.00 Lock Extension Fee paid by Borrower: $1,262.00 Points - Loan Discount Fee paid by Seller: $6,941.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.86%. Tape shows BWR has fluctuating income and the lender did not agree with the investors income calculation. Revised DTI is 67%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired.		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
61093992	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,778.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,570.77	9.375%	240	xx	xx	Conventional	Fixed	Cash Out	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	680	48.988%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx in favor of xx
There is an active prior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2020 and was recorded on xx/xx/2020 with the instrument  xx
The 1st installment of county taxes for 2024/2025 was paid in the amount of $4,889.04 on xx/xx/2024.
The 2nd installment of county taxes for 2024/2025 is due in the total amount of $4,889.04 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,570.77 which was applied for the due date of xx/xx/2025. The current monthly P&I is $1,570.77 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No evidence has been found regarding the foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
BWR1 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the subject loan is HPML and an appraisal inspection by a certified professional is missing. Subject loan closed with PIW and appraisal is not available. Further details not provided."
* Compliance Testing (Lvl 3)	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 9.939% exceeds the APR threshold of 9.900% by +0.039%. Subject is a second lien. First lien is not escrowed.
Subject loan originated on xx/xx/2024, and the 1-year affirmative defense period is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
50231522	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,516.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,316.66	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	77.778%	77.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	681	44.878%	First	Final policy	Not Applicable	Not Applicable	12/06/2024	$289,058.80	Not Applicable	5.000%	$1,204.41	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx
There is a UCC lien found against the subject property in favor of xx which was recorded on xx/xx/2022.
The annual combined taxes for 2024 were paid in the amount of $2,516.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,578.46 (PITI), which was applied on xx/xx/2025. The current P&I is $1,198.57 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the servicing comments dated xx/xx/2024, the reason for default is illness of the borrower’s family member.
The comment dated xx/xx/2024 shows that the subject property is occupied by the owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan is modified on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx and the lender, xx with an effective date of xx/xx/2024, and the new modified unpaid principal balance is xx The modified monthly P&I of $1,204.41 with an interest rate of 5.00% starting on xx/xx/2024, which will be changed in 2 steps until the new maturity date of xx/xx/2064. The rate will change in 2 steps, which end with 7.00%.	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is non-QM/ATR non-compliant and is seasoned more than 3 years. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.87%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$597.00. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. The subject loan is refinance case originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
70651965	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,243.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,743.66	5.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	45.261%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $4,458.09 on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of $2,785.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,787.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,743.66 with an interest rate of 5.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the forbearance plan started on xx/xx/2023 and ended on xx/xx/2024.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows the subject is a non-QM/ATR non-compliant loan. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 45.26%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
40898815	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,602.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,928.11	5.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	722	Not Applicable	40.120%	First	Short Form Policy	Not Applicable	Not Applicable	12/02/2025	$343,107.56	Not Applicable	5.875%	$2,096.02	01/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx No active judgments or liens have been found. The annual combined taxes for 2024 have been paid in the amount of $7,602.72 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,720.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,096.02 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property had damage due to the hurricane, and the estimated cost of repairs is $4,310.38. There is no evidence of completion of repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $2,096.02 with an interest rate of 5.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is non-QM/ATR non-compliant and will be seasoned in June 2025. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 40.12%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on 6/XX/22.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Appraisal fee at $600.00. CD dated 0xx/xx/2022 reflects Appraisal fee at $615.00.
Loan estimate dated xx/xx/2022 reflects Credit Report Fee at $174.00. CD dated 0xx/xx/2022 reflects Credit Report Fee at $183.50.
This is a cumulative increase in fee of $24.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,310.38	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
89315053	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,791.50	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	718	800	45.225%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
Taxes to follow.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,107.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,791.50 with an interest rate of 4.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
According to the PACER, the borrower,xx filed bankruptcy under Chapter 13 with the case xx on xx/xx/2018. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx , filed bankruptcy under Chapter 13 with the case xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx , and the value of the collateral is xx he unsecured portion is $0.00. The POC was filed by the creditor, xx on xx/xx/2018, with the secured claim amount of xx and the arrearage amount of $1,356.47. The Chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. Debtor shall pay the amount of $420.00 for months 1 and 2, followed by the amount of $586.00 per month for the remaining 58 months. Order granted motion for relief from stay filed on xx/xx/2023. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is non-QM/ATR non-compliant and is seasoned more than 3 years. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 45.22%. Tape shows BWR2 was not employed or on leave at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired.
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
90103154	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,510.74	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,610.59	4.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	45.015%	First	Short Form Policy	Not Applicable	Not Applicable	11/25/2024	$351,627.06	Not Applicable	6.000%	$1,758.14	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and was recorded on xx/xx/2018 in the amount of xx with the lender xx
There are 2 civil judgments found against the borrower in the total amount of $6,773.81 filed by different plaintiffs & recorded on xx/xx/2024 & xx/xx/2023.
There is a state tax lien found against the subject borrower in favor of thexx  of Revenue in the amount of $2,781.79, which was recorded on xx/xx/2023.
The first installment of county taxes for the year 2024 was paid in the amount of $5,255.37 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,648.34, which was applied for the due date of xx/xx/2025. The current monthly payment is $1,740.15 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower’s income was impacted by the Covid-19 pandemic.
As per the servicing comment dated xx/xx/2024, the reason for default is loss of income.
As per UT dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2024 with xx, which was recorded on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure was closed due to loan modification.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per UT dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2024 with case xx which was recorded on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure was closed due to loan modification.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers,xx and xx , and the lender,xx with an effective date of xx/xx/2024, and the new modified unpaid principal balance is xxThe modified monthly payment of $1,758.14 with an interest rate of 6.00% starting on xx/xx/2024, which will be changed in 2 steps until the new maturity date of xx/xx/2064. MOD shows interest only payments for 24 months. The rate will change in 2 steps, which ends with 7.500%. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is non-QM/ATR non-compliant and is seasoned more than 3 years. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.01%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired.
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
98914713	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,186.08	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$839.38	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	30.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with Instrument xx in the amount of xx with xx
There is an active junior mortgage against the subject property in favor of xx  the amount of xx, which originated on xx/xx/2003 and was recorded on xx/xx/2003 with instrument xx . This junior mortgage has started the foreclosure.
There are 09 water and sewer liens active against the subject property in the total amount of xx. 08 filed City of xx municipal corporation, which was recorded on different dates.
The 1st, 2nd, and 3rd annual installments of town taxes for 2024 have been paid in the total amount of $2,263.08 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,053.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.38 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. As per the tape data, there is a deferred amount of $1,678.76. The collection comment shows the 2 payments were deferred in the amount of $1,678.76.	Collections Comments:According to the servicing comments, the current status of the loan is active bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
As per UT dated xx/xx/2025, the foreclosure was initiated on the loan in 2010. The notice of default located at xx was filed on xx/xx/2010 with the case xx he notice of default is located at xx , which was canceled on xx/xx/2012. Further details not provided.
According to the PACER, the borrowerxx , filed bankruptcy under Chapter 13 with the xx on  xx/xx/2025. The bankruptcy is still active.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per UT dated xx/xx/2025, the foreclosure was initiated on the loan in 2010. The notice of default located at xx  was filed on xx/xx/2010 with the case xx. The notice of default is located at xx which was canceled on xx/xx/2012. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2025. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx . The unsecured portion is $0.00. The Chapter 13 plan was filed on xx/xx/2025. The borrower shall pay a monthly mortgage payment of $1,830.00 per month for 60 months to the trustee under the Chapter 13 plan. The plan is not confirmed yet. There is no comment indicating a cramdown. The bankruptcy is still active.	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Tape shows LNA with copy of note. Further details are not provided. LNA was not found in the loan file. The copy of note is available xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report is missing from the loan documents. A Zillow search shows an estimated value of $XXXX. Current UPB: $63K."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx. The calculated finance charge is xx for an undisclosed amount of $282.20. The reason for the finance charge under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan document."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
30936735	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$219.87	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$881.16	11.360%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $219.87 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $846.74, which was applied for the due date of xx/xx/2025. The current P&I is $846.74 with an interest rate of 10.759%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy current.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the xx  on xx/xx/2022. The last bankruptcy was filed on xx/xx/2023, and the bankruptcy is still active.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the casexx on xx/xx/2022. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor xx on xx/xx/2022, with the secured claim amount of xx and the arrearage amount of xx. The approved chapter 13 xx plan was confirmed on xx/xx/2022. Under the Chapter 13 plan, the borrower shall pay to the trustee $847.00 per month. The bankruptcy is still active.	Subject is a conventional fixed-rate mortgage with a P&I of $881.16, a rate of interest of 11.36%, and a maturity date of xx/xx/2037. The P&I, as per payment history, is $846.74, and the rate of interest is 10.759%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state that has unlimited assignee liability for high cost loans and HUD-1/FCD is missing to test the compliance."	* Compliance Testing (Lvl 3) "Tape and review of the loan file shows HUD-1 is missing."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at xx Loan xx shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx Loan xx	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents. Redfin search shows an estimated value at $XXXX. Current UPB $80K."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
18306735	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,363.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,010.04	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	775	49.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 in favor of xx in the amount of xx which was recorded on xx/xx/2022.
There are two prior credit card judgments found against the subject borrower in favor of xx in the amount of $2,063.33, which were recorded on xx/xx/2018 & xx/xx/2020.
The first and second installments of county taxes for the year of 2024 were paid in the total amount of $4,230.94 on xx/xx/2024 and xx/xx/2024.
The first and second installments of county taxes for the year of 2025 are due in the total amount of $4,363.00 on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,131.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,010.04 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the payment made in the month of March 2025 is paid by the BWR.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect is recourse cannot be obtained from Fannie Mae. The borrower was 30 days late more than once during the renovation. Repurchase from xx due to the borrower becoming at least four full monthly payments delinquent. The borrower is now current.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* Application Missing (Lvl 2) "BWR1 employment and income information is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 49.94%. The Lender used rental income from a family member and miscalculated OT.  Revised DTI 54.42%.  No further details provided.  Lender defect.  The subject loan originated on 9/10/22, and the 3-year SOL is active.
Exception downgraded as SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.94%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 49.94%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
99136714	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,438.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,949.89	2.875%	360	xx	xx	VA	Fixed	Cash Out	88.323%	88.323%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	50.345%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 is paid in the amount of $1,438.26 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,438.26 on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,440.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,949.89 with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement as the loan modification was done prior to the limit of 210 days. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflect Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +$60.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.35% as the borrower’s income is $6,787.08 and total expenses are in the amount of $3,416.98 and the loan was underwritten by DU Locator xx - Closing Loan Packagexx and its recommendation is Approve/Eligible with a DTI of 50.35%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
92304988	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$171.55	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,058.16	4.250%	360	xx	xx	VA	Fixed	Refinance	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	592	Not Applicable	43.047%	First	Final policy	Not Applicable	Not Applicable	07/31/2024	$228,365.94	Not Applicable	5.250%	$1,261.05	09/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $171.55 on xx/xx/2025.
The water/sewer charges were delinquent in the amount of $136.86 with the good-through date of xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,261.05 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was death of a family member.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
According to the PACER, BWR xx filed the bankruptcy under Chapter 7 on xx/xx/2023 with case xx he BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.
The loan was modified on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
BWR receives VA benefits.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, BWR xx filed the bankruptcy under Chapter 7 on xx/xx/2023 with xx . As per the voluntary petition, the value of collateral was xx , and the amount of claim was xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.	The modification agreement was made between the borrower and the lender on xx/xx/2024. As per the modified term, the new principal balance is $228,365.94. The monthly P&I is $1,261.05 with an interest rate of 5.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure Note	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement as the loan modification was done prior to the limit of 210 days. Further details not provided."
* Note is missing or unexecuted (Lvl 3) "The original note along with the lost note affidavit is missing from the loan file. The loan was modified on xx/xx/2024."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.04% as the borrower’s income is $4,893.92 and total expenses are in the amount of $2,106.67 and the loan was underwritten by xx and its recommendation is Refer/Eligible with a DTI of 43.05%. 3-year QM-ATR SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
15443640	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,707.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.98	3.250%	360	xx	xx	VA	Fixed	Cash Out	78.889%	78.889%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	30.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the amount of $853.55 on xx/xx/2024.
The 2nd installment of county taxes for 2024 is due in the amount of $853.55 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,919.15, which was applied to the due date of xx/xx/2025. The current P&I is $1,544.98 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the review of the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property was occupied by the owner. CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The note is missing from the loan file. The lost note affidavit is not available in the loan file. The loan has not been modified since origination."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan did not meet seasoning requirements. Loan mod done before minimum 210 days of the first loan. The loan has not been modified since origination."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
52310334	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,220.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,137.34	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	19.895%	First	Final policy	Not Applicable	Not Applicable	08/01/2023	$257,569.78	Not Applicable	3.125%	$940.71	09/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx the subject property in favor of xx in the amount of xx which originated on xx/xx/2022 and was recorded on xx/xx/2022.
There are seven civil judgments found against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.
The annual county taxes for 2024 were paid in the amount of $6,931.86 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,080.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $940.71 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and the lender,xx on xx/xx/2023. As per the modified term, the new principal balance isxx The monthly P&I is $940.71 with an interest rate of 3.125% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.89%. Tape shows the lender did not obtain the 2 months of business bank statements and documentation of omitting child support debt with an outstanding balance of $90K. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020 and the 3-year SOL has expired. Missing on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
30552383	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,762.22	04/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,877.60	$5,031.28	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	733	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx the amount of xx with xx
There is an active prior mortgage against the subject property that originated on xx/xx/2021 and was recorded on xx/xx/2021 in the amount of xx with xx The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $8,150.33.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,877.60 (PITI), which was applied for the due date of xx/xx/2025. The current monthly payment is $2,877.60 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the current occupancy.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is approved as a DSCR loan and tape shows investor did not honor terms of lock. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
16683127	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,023.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$847.88	$1,543.91	3.990%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with book/page xx in the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of $7,023.12 on xx/xx/2024.
The water charges have been delinquent in the amount of $299.59, which are good through xx/xx/2025.	The loan is interest-only for 120 months. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,933.15, which was applied for the due date of xx/xx/2025. The current monthly interest payment is $847.88 with an interest rate of 3.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan is interest-only for 120 months. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR is an LLC and would not execute a business purpose loan agreement. Further details not provided. Subject approved as DCSR and is 0X30 last 25 months."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. A Zillow search shows an estimated value of $XXXX. Current UPB $255K."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
40449299	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,703.99	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,516.96	6.500%	360	xx	xx	Conventional	Fixed	Purchase	86.643%	86.643%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	694	44.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the amount of $2,703.99.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,192.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,516.96 with an interest rate of 6.500%. The current UPB is xx. As per the comment dated xx/xx/2023, the due dates were advanced from xx/xx/2023 to xx/xx/2023 due to deferment.	Collections Comments:The current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD was excessive obligations.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024, and the comment dated xx/xx/2025 shows that FC was initiated due to loan fraud. According to the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. Further details were not provided.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR2 has 30.66 years on the  xx at xx
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024 and the comment dated xx/xx/2025 shows that FC was initiated due to loan fraud. According to the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The document in the loan file located at xx shows the subject FC action was initiated on the loan due to false representation by the BWR regarding income, assets and liabilities during loan application. As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024 and the comment dated xx/xx/2025 shows that FC was initiated due to loan fraud. According to the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. Further details are not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.78%. Tape shows BWR2 had undisclosed debt, which was not on the credit report. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $2,400.00.
Loan estimate dated xx/xx/2022 does not reflect Verification Fee. CD dated xx/xx/2022 reflects Verification Fee at $48.95.
This is a cumulative increase in fee of $2,448.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.78%, as the borrower's income is xx, and total expenses are in the amount of xx. The loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 44.78%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DONE
91991097	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$4,476.31	$4,169.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,971.32	6.000%	360	xx	xx	Conventional	Fixed	Purchase	68.500%	68.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	47.335%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of $xx with xx.
There is anxx lien found against the borrower in favor of the xx in the amount of $xx, which was recorded on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of $xx on xx/xx/2025 and xx/xx/2025.
The annual county taxes for 2024 have been delinquent in the amount of $xx, which is payable on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $xxon xx/xx/2023 and xx/xx/2023.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,980.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,971.32 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the RFD was curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the borrower accepted the FB plan that started on xx/xx/2024 and ended on xx/xx/2024. Further details are not provided.
As per the collection comment dated xx/xx/2024, the borrower was approved for the trial loan modification, which started on xx/xx/2024 with a monthly payment of $1,859.50. The borrower declined the TPP.
As per the collection comment dated xx/xx/2024, the cease & desist and calls to the borrower were updated.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$xx. The following fees were included in the test:xx fee paid by Borrower: $xx Points - Loan Discount Fee paid by Borrower: $xx Processing Fee paid by Borrower: $xx Underwriting Fee paid by Borrower: $xx. Loan fails xx Policy points and fees test due to fees charged xx exceed fees threshold of $xx over by +$xx. The following fees were included in the test: xx Fee paid by Borrower: $xx Points - Loan Discount Fee paid by Borrower: $xx Processing Fee paid by Borrower: $xx Underwriting Fee paid by Borrower: $xx."
* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape, the monthly payment status was delinquent, and the next due date is xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.33%. Tape shows undisclosed debt opened prior to closing and the BWR provided an unacceptable rental agreement on their departing residence. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the xx-year SOL is active.
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx/xx/2023 and the loan closed on xx/xx/2023. No lock extension found."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95645654	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,519.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,650.40	6.125%	360	xx	xx	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	40.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of $xx with xx Corporation.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024 have been paid in the amount of $2,519.91.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,110.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,650.40 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape, the subject property is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found..
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR was EPD and made promises to catch up. The current UPB reflected as per the payment history is xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.89%. Tape shows AUS approval lost due to the gift of equity from a family sale being reduced from $xK to $xK. The final CD reflects a gift of equity of $x, from which $x was used toward the down payment and $x was used to pay off debts. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025 and the x-year SOL is active. . Appraised value $481K. Sales price due to family estate sale $281K."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41954300	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$223.58	05/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.69	7.125%	360	xx	xx	Conventional	Fixed	Purchase	78.261%	78.261%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	747	38.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,212.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,212.69 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, as the location reported was inaccurate, and the appraiser used large adjustments to arrive at an appraised value of $xxK. Comp #2 with a sales price of $xxK, is closest to the subject property. Zillow search shows an estimated value of $xx. Current UPB is $xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46654775	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,692.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,510.28	7.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	49.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx.
There are two prior state tax liens against the borrower in favor of the xx in the amount of $xx, which were recorded on xx/xx/2019 and xx/xx/2023.
The annual installment of county taxes for 2024 has been paid in the amount of $6,846.41 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,510.28, which was applied for the due date of xx/xx/2025. The current P&I is $4,510.28 with an interest rate of 7.500%. The current UPB is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Unable to determine the current occupancy status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.86%. Tape and review shows lender excluded liabilities on the credit bureau. Revised DTI is 52.53%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active.
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD, dated xx/xx/2024, reflects cash to in the amount of $xx.
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test due to an APR calculated at 8.573% exceeds the APR threshold of 8.460% by +0.113%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 8.520%, exceeding the APR threshold of 8.460% by +0.060%. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91459689	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,346.14	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,299.94	7.625%	360	xx	xx	Conventional	Fixed	Purchase	94.324%	94.324%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	33.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,774.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,299.94 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
The appraisal report reflects the condition of the subject property as C4. The addendum attached to the appraisal located at xx shows the significant repairs to the subject property. CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is ineligible. The appraisal report is as is. The comment and photo addendum show interior and exterior chipping paint, damaged floor coverings and ceilings, and the exterior door. The estimated cost to repair is xx. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback. Zillow search shows an estimated value of $XX. Current UPB $323K."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64878014	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	First	$0.00	$8,372.08	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,186.53	7.000%	360	xx	xx	FHA	Fixed	Cash Out	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	588	602	47.747%	First	Short Form Policy	Not Applicable	Not Applicable	07/24/2015	$322,267.37	$136,736.94	2.000%	$581.83	09/01/2015	Financial Hardship	Review of updated title report dated xx/xx/2017 shows the subject mortgage originated dated on xx/xx/2008 was with xx.
The chain of assignment of mortgage is complete since subject mortgage is currently with xx, as Legal title Trustee record dated on x/xx/2014.
There are some  active judgments or liens found pending
One is Civil Judgment in the amount of $3936.70 open with xx, LLC recorded on xx/xx/2011.
Second is Civil Judgment in the amount of $2186.22 open with xx, LLC recorded on xx/xx/2011.
Third is Civil Judgment in the amount of $1603.91 open with xx, N recorded on xx/xx/2011.
Fourth is Civil Judgment in the amount of $952.07 open with xx recorded on xx/xx/2011.
Fifth is Civil Judgment in the amount of $722.72 open with  xx  recorded on xx/xx/2011.
Sixth is junior mortgage in the amount of $23689.54 open with S xx recorded on xx/xx/2010.
 2017 combined annual taxes were paid off in the amount of $xx on xx/xx/2017.
 No prior years delinquent taxes found.
Estimated taxes for the year 2018 will be due in the amount of $xx.

As of xx/xx/2017 shows the payments are delinquent for more than 120+ days and next due for xx/xx/2016. The last payment was received on xx/xx/2017 for due date xx/xx/2015 in the amount of $561.83 towards PITI. The UPB reflected in payment history is xx however the stated rate is 2%.	Collections Comments:The loan is currently in active bankruptcy and next due for xx/xx/2016.
As of  xx/xx/2017 shows the payments are delinquent for more than 120+ days and next due for  xx/xx/2016. The last payment was received on xx/xx/2017 for due date xx/xx/2015 in the amount of xx towards PITI. The UPB reflected in payment history is $xx.
The Servicing Comments shows the foreclosure was initiated in loan by filing complaint but the FC was suspended because the lender offered the payment plan because of the the borrower stated that he does not get paid untill 16 th months due to unemployeement,
The FC process currently went on hold due to filing bankruptcy. No contested matter found in FC.
No further information found in collection comments about FC.
 The borrower filed bankruptcy dated on xx/xx/2016 with  chapter xx of case no xx and the plan was confirmed on xx/xx/xx. As per the chapter-xx plan debtor promised to pay $xx for a period of 54 months. The POC is filed on xx/xx/xx  which shows the secured claim amount $xx and the amount of arrearage is $xx.
As per voluntary petition the value of collateral is $xx.however, unsecured portion is xx.
As per collection comments the subject property is occupied by owner with good condition.
There is no comment found regarding damaga and repairs.
Foreclosure Comments:The Servicing Comments shows the foreclosure was initiated in loan by filing complaint but the FC was suspended because the lender offered the payment plan because of the the borrower stated that he does not get paid untill 16 th months due to unemployeement,
The FC process currently went on hold due to filing bankruptcy. No contested matter found in FC.
No further information found in collection comments about FC.
Bankruptcy Comments: The borrower filed bankruptcy dated on xx/xx/2016 with  chapter xx of case no#xx and the plan was confirmed on xx/xx/2017. As per the chapter-xx plan debtor promised to pay $506.00 for a period of 54 months. The POC is filed on xx/xx/2017 which shows the secured claim amount $xx and the amount of arrearage is $xx
As per voluntary petition the value of collateral is 0 however, unsecured portion is xx.	The loan was modified on the effective date of xx/xx/2015 with the new principal balance of $xx with step rate started at 2% and ending at 4.040%. The borrower was promised to pay monthly P&I in the amount of $561.83 biginning from xx/xx/2015 with the maturity date for xx/xx/2055. The deferred balance is $xx and the interest bearing amount is $xx.	Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate This loan failed xxx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
(1) a credit report fee;
(2) appraisal fee;
(3) application fee;
(4) commitment fee;
(5) warehouse fee;
(6) discount points;
(7) lock-in fee;"
																																																																																									* MI, FHA or MIC missing and required (Lvl 2) "The required MI certificate is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40520368	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,280.00	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.19	3.850%	360	xx	xx	Conventional	ARM	Cash Out	62.745%	62.745%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	728	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/23/2018	$452,497.14	$35,898.38	2.875%	$1,461.50	03/01/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument # xx in the amount of $xx with xx.
There are 4 judgments against the borrower in the total amount of $xx which were recorded with different plaintiffs and recorded on different dates.
There are 3 judgments in the amount of total amount of $xx which were recorded on different dates. The middle name mentioned on the judgments is inconsistent with the borrower.
The first and second installments of town taxes for 2025 have been paid in the amount of $xx on xx/xx/2025 and xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,993.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,461.50 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and deferred balance is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property is owner occupied.
The loan was modified on xx/xx/2018.
As per the updated title report dated xx/xx/2025. The lis pendency located at xx the complaint was filed on xx/xx/2013 with xx. There is a discharge of lis pendency located at xx on xx/xx/2018. As per the lis pendency located at xx the complaint was filed on xx/xx/2019 with xx. There is a discharge of lis pendency located at xx on xx/xx/2023.
According to the PACER, the borrowe xx  filed bankruptcy under Chapter xx with the xx on xx/xx/2016. The debtor was dismissed on xx/xx/2016 and the case was discharged on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the updated title report dated xx/xx/2025, there is a lis pendency located at xx the complaint was filed on xx/xx/2013 with xx. The discharge of lis pendency located at xx was recorded on xx/xx/2018.    As per the lis pendency located at xx the complaint was filed on xx/xx/2019 with xx. The discharge of lis pendency located at “xx was recorded on xx/xx/2023.
																																																																																		Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter xx with the case xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is $0.00. The unsecured portion is $xx. The debtor was dismissed on xx/xx/2016 and the case was discharged on xx/xx/2016.	The modification agreement was made between the borrower xx and the lender S xx., on xx/xx/2018. As per the modified term, the new principal balance is $xx. There is a deferred balance in the amount of $xx. The interest bearing amount is $xx. The monthly P&I is $1,461.50 with an interest rate of 2.875%, beginning on xx/xx/2018 and a maturity date of xx/xx/2058.	Prepayment Penalty Rider	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per tape data, there is no issue or defect satisfied. Further details not provided."	* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30226207	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,578.60	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,006.37	7.990%	360	xx	xx	Conventional	ARM	Cash Out	69.114%	69.114%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	777	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx, and the interest rate is 9.625. The current UPB reflected as per payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx
Unable to determine the reason for default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan closed as a no-ratio loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures Right of Rescission	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects points—loan discount fee at $xx. CD dated xx/xx/2023 reflects Points—Loan Discount Fee at $xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2023."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is xx- no ratio loan. Further details not provided."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from the loan file."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84553886	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,556.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.49	2.515%	360	xx	xx	FHA	Fixed	Refinance	92.722%	92.722%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	14.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx, in the amount of $xx with xx. No active judgments or liens have been found. The annual county taxes for 2024 have been paid in the amount of $xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,426.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,009.49 with an interest rate of 2.515%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx
Unable to determine the reason for the default.
Unable to determine owner occupancy.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property roof was damaged due to the xx. The date of loss is xx/xx/2024, and the borrower filed an insurance claim for a loss. As per collection comment dated xx/xx/2025, BWR received claim check in the amount of $xx. No comments have been found regarding repair completion. Subsequent comments do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the issue as a xx, and the SOL has expired. Infinity compliance test results show the loan has failed the xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C fees and recording fees at $xx. The CD dated xx/xx/2021 reflects the sum of Section C and the recording fee at at0.00. This is a cumulative increase of $xx for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C fees and recording fees at $xx. CD dated xx/xx/2021 reflects the sum of Section C and the recording fee at $xx. This is a cumulative increase of +$xx for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents.

Lender fees test fails. Loan data is $7.63, and comparison data is $0.00. The variance is +$140.00."
																																																																																									* Missing credit report (Lvl 2) "Credit is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,748.06	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2336866	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	xx	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,886.03	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	77.667%	77.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2021	$388,054.18	$454.18	3.000%	$1,387.55	12/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx
There are 2 state tax liens against the borrower in favor of the xx, which were recorded on xx/xx/2023 in the total amount of $4,623.22.
The taxes are to follow.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,572.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,387.55 with an interest rate of 3.00%. The current UPB reflected as per the tape is xx, and the deferred balance is $xx

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $xx
As per tape data, the loan was modified on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
The foreclosure was initiated on the loan in xx. The complaint was filed on xx/xx/2011 with case xx - located at  and the foreclosure was discontinued on xx/xx/2012.
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on the loan in 2011. The complaint was filed on xx/xx/2011 with case located at 2, and the foreclosure was discontinued on xx/xx/2012. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2021 between the borrower ” and the lender . The borrower promises to make a monthly payment of $1,387.55 with the rate of interest 3.00%, beginning from xx/xx/2021 till the maturity date of xx/xx/2061. The new principle balance stated in the modification is in the amount of $xx. The lender deferred the principal balance in the amount of $xx. The interest-bearing amount is $xx.	Missing or error on the Rate Lock Prepayment Penalty Rider	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue, and the defect is satisfied. Further details not found."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64908005	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,926.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$615.88	4.500%	360	xx	xx	Conventional	Fixed	Refinance	66.735%	66.735%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	586	Not Applicable	21.433%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument xx in the amount of $xx with xx, N.A.
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,413.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $615.88 and interest rate is 4.500%. The current UPB is xx and deferred balance is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $615.88, a rate of interest of 4.50000%, and a maturity date of xx/xx/2046. The P&I as per payment history is $615.88, and the rate of interest is unable to determine. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The modification agreement is missing from the loan file.	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Right of Rescission Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value at xx Current UPB is xx."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Tape shows potential ATR issue. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2016, and the 3-year SOL has expired.
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan fails the TRID tolerance test due to a decrease in lender credit on the closing disclosure dated xx/xx/2016. The final CD dated xx/xx/2016 reflects the lender at $1,542.77. The initial LE dated xx/xx/2016 reflects Lender Credit at +$1,543.00; this is a decrease of +$0.23 for a fee that has a 0% tolerance."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Note data is missing or inaccurate (Lvl 2)     "Note date is xx/xx/2016, different from the mortgage, final CD, and final application on xx/xx/2016."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15825453	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,809.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.88	4.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	749	670	37.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument xx in the amount of xx with xx
No active judgments or liens found.
The annual installment of xx taxes for 2024 has been paid in the amount of $1,736.78 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1177.19(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $596.88 with an interest rate of 4.500%. The current UPB is $x x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.66%. The tape shows the lender did not provide verification of the SE business 120 days prior to closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2019 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2019 reflects Points - Loan Discount Fee at $294.50. Initial LE dated xx/xx/2019 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2019 reflects Appraisal Re-Inspection Fee at $145.00. This is a cumulative increase in fee of $439.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is axxase, originated on xx/xx/2019 and the 1-year SOL is active."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the h xx mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.650% exceeds APR threshold of 5.150% over by +0.500%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the Qualified Mortgage Safe Harbor threshold test due to APR calculated at 5.650% exceeds APR threshold of 5.150% over by +0.500%. Subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with serial xx and xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72304677	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,386.38	5.750%	360	xx	xx	Conventional	Fixed	Purchase	71.000%	71.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	62.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 with instrumentxx8 in the amount of xx with xx
  No active judgments or liens have been found.
  The annual installment of xx taxes for 2025 has been paid in the amount of $8.06 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,303.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,386.23 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "Subject loan closed with Approve/Ineligible DU findings at x DTI. The Lender miscalculated income. Lender defect. Revised DTI 58.69%. Subject loan originated xx/xx/2023 and the 3-year SOL is active.
* Compliance Testing (Lvl 3)     "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. xx compliance report shows the loan failed charges that cannot increase the 0% tolerance test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the late fees test, as the fee charged of 5.000% exceeds the fee threshold of 2.000% over by +3.000%."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of $xx exceed the fee threshold of $xx over by +$4,874.69. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $1,458.00.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +$4,874.69. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $1,458.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2023 does not reflect points - loan discount fee. The final CD dated xx/xx/2023 reflects points - loan discount fee at xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a xx case, originated on xx/xx/2023, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60081522	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,447.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.46	2.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	793	45.468%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument x in the amount of xx with xx
No active judgments or liens have been found.
The 1st annual installment of xx taxes for xx have been paid in the amount of $1,223.50 on xx/xx/2025.
The 2nd annual installment of xx taxes for xx is due in the amount of $1,223.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $983.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $765.46 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents.
* Compliance Testing (Lvl 2)     "The tape shows a TRID exception with an expired SOL. Further details not provided. Infinity compliance report shows the loan failed the TRID delivery and timing test."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan fails the compliance delivery and timing test for the CD dated xx/xx/2021.  The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2021, which is after the consummation date of xx/xx/2021."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.46%, as the borrower income is xx and total expenses are in the amount of xx and the loan was under written by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.46%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43561624	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,299.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$987.50	3.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2013 with instrument xx in the amount of xx with xx
No active judgments or liens found.
The 1st installment of xx taxes for 2025 has been paid in the amount of $1,329.33 on xx/xx/2025.
The 2nd installment of xx taxes for 2025 has been paid in the amount of $1,329.33 on xx/xx/2025.
The 3rd installment ofxx taxes for 2025 is due in the amount of $1,320.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,491.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.50 with an interest rate of 3.875%. The current UPB is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state xx s, and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file show missing HUD-1 and subject property is in x . Further details not provided."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents.
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61933046	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,757.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,036.38	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	28.877%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024 have been paid in the total amount of $8,757.05 on the different dates.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,616.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,036.38 with an interest rate of 3.750%. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 21.04%. Tape shows lender did not obtain VOE 10 business days prior to closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87541294	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,166.41	2.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	725	29.642%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrumentxx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of x taxes for 1st installment has been paid in the amount of $ 5,291.17 on xx/xx/2024.
The annual installment of x taxes for 2nd installment has been paid in the amount of $ 5,291.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,135.81(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,166.41 with an interest rate of 2.990%. The current UPB reflected as per the payment history isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for default.
The subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No modification activity has been found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows converted E-Note. Further details not provided."	* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8660357	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,563.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,083.26	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	788	44.674%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx withxx
No active judgments or liens have been found.
The annual installment ofxx taxes for 2025 has been paid in the amount of $7,563.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,364.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,083.26 with an interest rate of 3.750%. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found..
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO as BWR owns other property. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.67%. Tape shows subject is NOO due to misrepresentation causing lender to xx. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 4 months on the job as an associate withxx. Previously, BWR1 was an intern for 3 months atxx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11101253	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,489.32	6.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	789	808	47.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of xx taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,642.41(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,489.32 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx. Due dates are advanced from 01/01/24 to xx/xx/2024.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine occupancy of the property.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a xx. The subject is a unit in the Villas of Clearwater Beach Condo project, and the review of the appraisal report shows the project building is a condotel on the beach. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69187773	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,030.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,728.16	3.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	771	28.106%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xxin the amount of xx with xx
There is an active junior mortgage against the subject property in favor of xx, a corporation in the amount ofxxwhich originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument xx Bookxx, Pagexx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,540.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,728.16 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx
Unable to determine the reason for the default
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is xx
 Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 28.10%. The tape shows verified assets for closing of xx, which does not satisfy the cash-to-close requirement of $xx. The verification of employment is not within 10 business days before closing. BWR defect. Further details not provided. The subject originated on xx/xx/2020, and the 3-year SOL has expired, FICO 768, and xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59418757	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$8,179.40	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,781.12	6.250%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	$351,966.44	Not Applicable	5.019%	$1,688.10	11/01/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument xx in the amount of xx with xx.
There are 08 xx liens against the subject property in favor of xx, Inc., which were recorded on different dates in the total amount of xx
There are 02 IRS liens against the borrower in favor of the XXXX, which were recorded on xx/xx/2019 and xx/xx/2021 in the total amount of $xx
There is a state tax lien against the borrower in favor of the Division of Taxation, which was recorded on xx/xx/2014 in the amount of xx
The 1st and 2nd installments ofxx for 2025 have been paid in the total amount of $4,089.70 on xx/xx/2025.
The annual installment of xx for 2025 has been delinquent in the amount of $165.75, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,635.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,688.10 with an interest rate of 5.019%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan was modified on xx/xx/2017.
The foreclosure was initiated on the loan in 2013, and the notice of lis pendens was filed on xx/xx/2013 with the instrument #xx. The amended complaint was filed on xx/xx/2014 with the docket no. xx. As per the servicing comment dated xx/xx/2016, the foreclosure case was dismissed on xx/xx/2016 due to lack of prosecution. Again, the foreclosure case was resumed in 2017. As per the servicing comment dated xx/xx/2017, the most recent foreclosure sale date was scheduled for xx/xx/2018. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is xx
Foreclosure Comments:The foreclosure was initiated on the loan in 2013, and the notice of lis pendens, located at xx. As per the servicing comment dated xx/xx/2015, the foreclosure was put on hold for loss mitigation. As per the servicing comment dated xx/xx/2016, the foreclosure case was dismissed on xx/xx/2016 due to lack of prosecution. Again, the foreclosure case was resumed in 2017. As per the servicing comment dated xx/xx/2017, the foreclosure sale date was scheduled for xx/xx/2017. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2017, the most recent foreclosure sale date was scheduled for xx/xx/2018. Further details not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers,xx and the lender, xx., with an effective date of xx/xx/2017, and the new modified unpaid principal balance is $xx which is an interest bearing amount. The modified monthly P&I of $1,546.07 with an interest rate of 4.339% starting on xx/xx/2017, which will be changed in 02 steps until the new maturity date of xx/xx/2057. The rate will change in 02 steps, which end with 5.019%. As per the modification agreement, the lender has forgiven principal in the amount of xx	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has xx and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state that has unlimited assignee liability for high-cost loans, and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents. The tape and file show the final HUD-1 is missing, and the subject property is located in a xx	* Missing Appraisal (Lvl 2) "The appraisal is missing from the loan documents. xx
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60381650	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.97	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,329.32	7.990%	360	xx	xx	Conventional	Fixed	Purchase	84.733%	84.733%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	769	763	47.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx
No active judgments or liens found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,901.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,703.32 (PITI), which was applied for the due date of xx/xx/2025. The current interest P&I is $2,329.32 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is occupied by xx
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan has no issue or the issue has been satisfied. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 47.04%. The tape reflects an increased DTI of 48.98%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33921466	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.36	3.000%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	735	776	26.117%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and mortgage not recorded unrecorded copy of MTG is available with the loan file in the amount of $xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempted on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,320.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,320.36 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage	xx	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "" As per the note, the subject mortgage was originated on xx/xx/2022, and the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation late fees test, as the late fee of 5.000% charged on the loan exceeds the threshold of 2.000%, and it is over by +3.000%."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance certificate is missing from the loan documents."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "" The subject loan originated on xx/xx/2022 with a maturity date of xx/xx/2037. As per the lease agreement located at xx the ground lease is held by xx ., and the leasehold expires on xx/xx/2078."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 26.11%. The tape shows income could not be verified, as the WVOE was dated more than 90 days at closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired.
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged, xx, exceed the fees threshold of $9,638.41 by +$2,581.59.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $1,300.00"
																																																																																									* GSE Points and Fees Test Violations (Lvl 2) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged, xx, exceeding the fees threshold of $9,638.41 by +$2,581.59. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $1,300.00"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30526366	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.57	2.875%	360	xx	xx	Conventional	Fixed	Refinance	89.736%	89.736%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	34.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2020, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with book/page x in the amount of x with xx
There is an active junior UCC Financing Statement (UCC) against the subject property in favor ofxx, which was recorded on xx/xx/2021. Elevated for client review as the title does not insure against UCCs.
The annual 1st, 2nd, 3rd, 4th, and 5th installments of county taxes for 2024 have been paid in the total amount of $3,108.76 on different dates.
The annual 1st, 2nd, 3rd, 4th, and 5th installments of county taxes for 2025 are due in the total amount of $2,915.72 on different dates.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,291.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $785.57 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy activity has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is HPML non-compliant.xx shows the loan passed the HPML test. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee at $4,001.56. CD dated xx/xx/2020 reflects Points - Loan Discount Fee at $2,466.00. This is an increase in fee of $1,535.57 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36181032	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,850.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,333.79	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	38.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $6,576.59 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,597.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,333.79 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.

According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO as BWR owns other property. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +$6,565.68.  The below fees were included in the test: Mortgage broker fee (indirect): xx Points-loan discount fee paid by borrower: $6,515.78 Underwriting fee paid by borrower: $1,050.00"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE  QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +$6,565.68.  The below fees were included in the test: Mortgage broker fee (indirect): xx Points-loan discount fee paid by borrower: $6,515.78 Underwriting fee paid by borrower: $1,050.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 38.77%. Tape shows subject is NOO due to misrepresentation causing lender to xx . Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. Finance charge disclosed on final CD is xx. The calculated finance charge is xx for an undisclosed amount of -$1,673.90. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91426616	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,619.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,590.70	8.062%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	693	707	37.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #x in the amount of x
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,619.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,048.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,590.70 with an interest rate of 8.060%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is ax
x
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of $9,574.74 over by +$963.74.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,943.48
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $995.00.

Loan fails Qualified x and fees test due to fees charged xx exceed fees threshold of $9,574.74 over by +$963.74.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,943.48
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower: $995.00."
* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape no issue or defect satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as x Calculated finance charge is x for an under disclosed amount of -$163.00. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired.

Loan failed TILA APR test due to APR calculated 8.861% exceeds APR threshold 9.068% under disclosed by -0.207%. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,730.00. CD dated xx/xx/2024 reflectsPoints - Loan Discount Fee at $8,943.48.
Loan estimate dated xx/xx/2024 does not reflect VOE Fee. CD dated xx/xx/2024 reflects VOE Fee at $150.00.
Loan estimate dated xx/xx/2024 does not reflect State Tax/Stamps Fee. CD dated xx/xx/2024 reflects State Tax/Stamps Fee at $1,657.50.
This is a cumulative increase in fee of $8,020.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87382448	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,731.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,455.78	7.990%	360	xx	xx	Conventional	Fixed	Purchase	89.333%	89.333%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	754	806	23.015%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument x in the amount ofx
No active judgments or liens have been found.
The annual installment of 2025 taxes for combined has been paid in the amount of $x on xx/xx/2025.
The annual installment of school taxes for 2024/2025 has been paid in the amount of $x on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,936.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,455.78 with an interest rate of 7.990%. The current UPB reflected as per the payment history is $x	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine reason for default.
Unable to determine owner occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
XXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the QM safe harbor threshold test due to the APR calculated at 8.422% exceeds the APR threshold of 8.420% by +0.002%. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2024 reflects points—loan discount fee at $4,606.00. CD dated xx/xx/2024 reflects Points—Loan Discount Fee at $5,306.40. The loan estimate dated xx/xx/2024 reflects transfer taxes at $2,479.00. The CD dated xx/xx/2024 reflects transfer taxes at $2,487.50. This is a cumulative increase in fees of $708.90 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is available; the COC is not getting tested due to the loan failing TRID delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows no issue or defect satisfied. Further details are not provided."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26269042	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,808.06	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	45.713%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument x in the amount of x
  There is a child support lien against the borrower in favor of the County of Ventura recorded on xx/xx/2024. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of x on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,898.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,808.06 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $3x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per tape data, the subject property isx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan did not fail any TRID test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged, xx, exceed the fees threshold of xx by +$97.45. The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points—Loan Discount Fee paid by Borrower: $1,163.67 Underwriting Fee paid by Borrower: $999.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx. The calculated finance charge is xx for an under disclosed amount of -$511.87.   The subject loan is a purchase originated on xx/xx/2021, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged, xx, exceed the fees threshold of xx by +$97.45.  The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points—Loan Discount Fee paid by Borrower: $1,163.67 Underwriting Fee paid by Borrower: $999.00"
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.71%, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (240294801 PG#13), and its recommendation is “Approve/Eligible” with a DTI of 45.71%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
312288	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$224.33	7.097%	360	xx	xx	Conventional	ARM	Cash Out	35.135%	35.135%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	8.771%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx
No active judgments or liens have been found.
The annual 1st installment of county taxes for 2024 has been paid in the amount of $1514.97 on xx/xx/2024.
The annual 2nd installment of county  taxes  for 2024 has been paid in the amount of $1514.97 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan. and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $338.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $338.93 with an interest rate of 7.141%. The current UPB reflected as per the payment history is xx	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
 Unable to determine the RFD.  Occupancy is a primary home.  No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified.
According to the updated title report dated xx/xx/2025, the subject property's notice of sale was scheduled on xx/xx/2011 & xx/xx/2014. Further details not provided.
According to the PACER, the borrower, xx , filed bankruptcy under Chapter 13 with the casexx on xx/xx/2012. The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2014.  ·

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the subject property's notice of sale was scheduled on xx/xx/2011 & xx/xx/2014. Further details not provided.
Bankruptcy Comments: According to the PACER, the borrower,xx, filed bankruptcy under Chapter 13 with the casexx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $2679. The POC was not filed by creditors. The Chapter 13 plan was not confirmed. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2013 and terminated on xx/xx/2014.	Not Applicable	ARM Rider Condo/PUD Rider Loan Program Info Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DSI vs arrears discrepancy. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test."
* Condo / PUD rider Missing (Lvl 2)     "The condo rider is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "The ARM rider is missing from the loan documents."
																																																																																									* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The final HUD-1 reflects the closing date as xx/xx/2006. The notary signature date on the mortgage/deed of trust is xx/xx/2006. ROR was signed by the borrower on xx/xx/2006 with an expiry date of xx/xx/2006, and the loan was funded on xx/xx/2006."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58971973	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,905.28	06/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,653.78	3.250%	360	xx	xx	Conventional	Fixed	Refinance	55.474%	55.474%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	816	Not Applicable	2.435%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument x in the amount of xx
There is an active HOA lien against the subject property in favor of Lxx which was recorded on xx/xx/2024 in the amount of $x
There is a state tax lien against the borrower in favor of thexx, which was recorded on xx/xx/2016 in the amount of xx.
There are two civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of $7,332.49.
There is one child support lien against the borrower in favor of the County of xx, which was recorded on xx/xx/2019.
There is a credit card judgment against the borrower in favor of xx ., which was recorded on xx/xx/2023, in the total amount of $3,549.97.
The first installment of county taxes for 2024 has been paid in the amount of $3,952.64 on xx/xx/2024.
The second installment of county taxes for 2024 has been paid in the amount of $3,952.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,299.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,653.78 with an interest rate of 3.250%. The current UPB reflected as per the payment history isxx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
  Unable to determine the current occupancy of th xx
No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
  No foreclosure activity has been found.  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape data, the defect is shown as No Issue/Defect Satisfied."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55677809	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,538.88	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,171.80	8.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	769	Not Applicable	41.179%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument x in the amount of x
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $1,538.88 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,449.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,171.80 with an interest rate of 8.125%. The current UPB reflected as per the payment history isx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is x
As per the seller’s data, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement section of the appraisal report shows deferred maintenance due to worn and dated finishes and damaged drywall in the basement. The estimated cost to cure is not available in the loan files. 1004D or certified professional inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan has no issues or defects. Further details not provided."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94835262	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$504.40	06/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,817.63	8.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	755	744	37.197%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument x in the amount of xx
No active judgments or liens found.
For parcel x
The 1st installment of county taxes for 2025 has been paid in the amount of $252.20 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $252.20 on xx/xx/2025.
For parcel #x
The 1st installment of county taxes for 2025 has been paid in the amount of $33.76 on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of $33.76 on xx/xx/2025.
For parcel #x
The 1st installment of county taxes for 2025 has been paid in the amount of $0.86 on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of $0.86 on xx/xx/2025.
For parcel #xx
The 1st installment of county taxes for 2025 has been paid in the amount of $16.13 on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of $16.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,048.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,817.63 with an interest rate of 8.125%. The current UPB is $x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $x
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property type is secondary home.
x
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape, no issue or defect satisfied. Further details not provided."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78624083	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$579.70	3.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	23.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on 0707/2020 and recorded on xx/xx/2020 with Instrument #x in the amount of x.A.
No active judgments or liens have been found.
Taxes to follow.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,218.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $579.70 with an interest rate of 3.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $x
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, there is a dispute regarding the tax amount. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows a TRID exception with an expired SOL. Further details not provided. Infinity compliance report shows the loan failed the TRID delivery and timing test and the TRID tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Compliance is failing for state regulations PA license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect Relock at Market Rate. CD dated xx/xx/2020 reflects Relock at Market Rate at $166.50. This is an increase in fee of +$166.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and recording fees at $2,240.70. CD dated xx/xx/2020 reflects the sum of Section C and the recording fee at $2,339.18. This is a cumulative increase of +$98.48 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39077992	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,390.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.41	3.000%	360	xx	xx	Conventional	Fixed	Refinance	72.930%	72.930%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	781	33.101%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument x in the amount of $x
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,165.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,567.41 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $x
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect points—loan discount fees. CD dated xx/xx/2021 reflects points—loan discount fee at $715.00. This is an increase in fee of +$715.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a lender credit of $548.68, and the final CD dated xx/xx/2021 reflects a lender credit of $0.00. This is a decrease of +$548.68 for a fee that has a 0% tolerance test.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "The AUS/DU report is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61841367	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,917.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.49	4.875%	360	xx	xx	Conventional	Fixed	Purchase	61.446%	61.446%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	775	29.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page xin the amount of x
No active judgments or liens have been found.
The first and second installments of town taxes for 2025 have been paid in the total amount of $x on xx/xx/2025 and xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $200.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,349.49 with an interest rate of 4.875%. The current UPB reflected is $2x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $x
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for prohibited fees test.
The following fees were included in the test:
CPL paid by Borrower: $75.00
Legal Fee paid by Borrower: $1,250.00
Real Estate Commission paid by Seller: xx
Tax Service Fee paid by Borrower: $80.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.15%. The tape shows income documents for BWR1 were not provided. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48266026	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,379.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,579.50	2.750%	180	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	756	42.820%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Instrument xx in the amount of xx
There is an active junior mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #x in the amount of xx
The first and second installments of county taxes for 2023/2024 have been paid in the total amount of x on xx/xx/2024 and xx/xx/2024.
The first installment of county taxes for 2024/2025 has been paid in the amount of $2,958.71 on xx/xx/2025.
The annual water/sewer taxes charges for 2024/2025 are delinquent in the amount of $88.24 which is good through xx/xx/2025.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,311.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,579.50 with an interest rate of 2.750%. The current UPB reflected as per payment history is $x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.82%. Tape shows the calculated investor qualifying DTI ratio of 55.72% exceeds the approved DTI of 43%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020 and the 3-year SOL has expired.
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82536029	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$16.47	$7,947.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,891.88	2.625%	360	xx	xx	Conventional	Fixed	Purchase	79.121%	79.121%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	768	46.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument x in the amount of x
There is an ECB lien against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of $9,617.12.
There are 13 state tax liens against the borrowers in favor of XXXX, which were recorded on different dates in the total amount of xx.
There is a federal tax lien against the borrower in favor of XXXX, which was recorded on xx/xx/2017 in the amount of xx.
There are civil judgments against the borrower in favor of XXXX and xx which were recorded on different dates in the total amount of xx.
The annual 4th installment of combined taxes for 2025 has been paid in the amount of $1,891.87 on xx/xx/2025.
The annual installment of combined taxes for 2026 is due in the amount of $7,947.77 on xx/xx/2025, xx/xx/2025, xx/xx/2026 and xx/xx/2026.
4th installment of combined taxes for 2025 has been delinquent in the total amount of $16.47, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,891.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,891.88 with an interest rate of 2.625%. The current UPB reflected as per the payment history isx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isx
As per the collection comment dated xx/xx/2025 the reason for the default is payment dispute.
As per the collection comment dated xx/xx/2025 the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows qualifying assets for closing are less than cash from the borrower. Assets are insufficient for closing. Bank statements in the file show $36K. Tape shows lender verified $77K of the $XX funds required to close. Further details not provided. Subject loan originated 12/XX/21."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal report is as is. A photo addendum of the subject property shows damaged plaster ceilings in the living room, peeling paint in a second-floor bedroom, and chipping, peeling paint on the exterior of the home. The estimated cost to cure is in the amount of $2,500. 1004D/Completion report is missing from the loan documents. The final CD does not reflect escrow holdback."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 46.86%. The tape reflects an increased DTI of 47.10%. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$9,259.16.
The below fees were included in the test:
Application Fee paid by Borrower: $175.00
Commitment Fee paid by Borrower: $915.00
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at $9,000.00. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increased fee in the amount of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired.

TRID violation due to decrease in lender credit on final CD. Initial LE dated xx/xx/2021 reflects Lender credits at $2,050.00. Final CD dated xx/xx/2021 reflects Lender credits at $1,508.75. This is a decrease of $541.25 for a fee which has 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$9,259.16.
The below fees were included in the test:
Application Fee paid by Borrower: $175.00
Commitment Fee paid by Borrower: $915.00
Points - Loan Discount Fee paid by Borrower: xx."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98188280	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,829.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,375.51	8.250%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	49.375%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xin the amount of x No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $2,829.60 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,855.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,375.51 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower has filed a claim for the subject property damaged due to the fire. The date of loss is xx/xx/2025, and the actual loss amount is not available. The borrower filed an insurance claim with claim number xx with xx. The loss draft check was received in the amounts of $xx. No comments have been found regarding repair completion.
BWR receives other income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase the 0% tolerance test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified xx and fees test due to fees charged of $8,976.89 exceeding the fees threshold of xx by +$5,538.74.
The below fees were included in the test: Loan Origination Fee paid by Borrower: $3,162.00 Points—Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: $1,055.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation late fees test, as the late fee of $118.78 charged on the loan exceeds the threshold of $100.00, and it is over by +$18.78."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of $8,976.89 by +$5,538.74.  The below fees were included in the test: Loan Origination Fee paid by Borrower: $3,162.00 Points—Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: $1,055.00"
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan closed at 48.81% DTI. The Lender excluded a new liability. Lender defect. Revised DTI unknown as the loan was from a Church where the BWR’s husband is the Pastor. Subject loan originated 12/XX/22 and the 3-year SOL is active. The BWR isxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects points—loan discount fees at $4,145.00. The CD dated xx/xx/2022 reflects points—loan discount fee at xx. The loan estimate dated xx/xx/2022 does not reflect the appraisal re-inspection fee. CD dated xx/xx/2022 reflects an appraisal re-inspection fee of $200.00. This is a cumulative increase in fees of $6,353.63 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase that originated on xx/xx/2022, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 8.809% exceeds the APR threshold of 8.530% by +0.279%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																									Loan failed. Qualified Mortgage Safe Harbor threshold test due to APR calculated at 8.783% Exceeds APR threshold of 8.530% by +0.253%. The subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,790.57	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38378364	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,201.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.57	6.500%	360	xx	xx	Conventional	Fixed	Purchase	79.799%	79.799%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	698	Not Applicable	31.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrumentxx in the amount of xx
There is one UCC lien against the subject property in favor of ISPC recorded on xx/xx/2024.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,201.86 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,302.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,790.57 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 31.93%. Tape shows debt miscalculation. The revised DTI is 60.14%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active.										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87711656	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,341.56	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,302.89	6.125%	480	xx	xx	Conventional	Fixed	Purchase	80.000%	84.854%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	781	28.227%	First	Final policy	Not Applicable	XXXX	01/01/2022	$405,066.13	$77,346.13	3.000%	$1,173.19	12/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument/book/page x in the amount of $xx
There is an active junior mortgage against the subject property in favor of xx. in the amount of $xx, which originated on xx/xx/2007 and was recorded on xx/xx/2007 with the instrument/book/page xx
There are 5 civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There are 4 state tax judgments against the borrower in favor of the XXXX, which were recorded on different dates in the total amount of xx.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of $9,170.78 on xx/xx/2025 & xx/xx/2025, respectively.
The annual utilities/MUD charges for 2025 are due in the amount of $444.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,839.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,173.19 with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx and deferred balance is $7x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $x
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2022, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2020.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx The unsecured portion is $0.00. The POC was filed by the creditor, xx, on xx/xx/2014, with the secured claim amount of $x and the arrearage amount of $xx. The Chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2019. The approved Chapter 13 x plan was filed on xx/xx/2016 and confirmed on xx/xx/2019. The borrower has promised to make monthly mortgage payments of $570.00 for 48 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers xx on xx/xx/2022. As per the modified term, the new principal balance is $x, out of which $x is the interest-bearing amount and the deferred amount is $x. The monthly P&I is $1,173.19 with an interest rate of 3.00% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified for the first time since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the defect as “No Issue/Defect Satisfied.” Further details were not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test. (xx The loan does charge fee(s) not provided for in this act, which is prohibited. A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20231853	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$487.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.84	3.375%	180	xx	xx	Conventional	Fixed	Cash Out	50.323%	50.323%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	34.081%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument x, in the amount ofxx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $487.81 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $780.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.84 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows a one-month bank statement required to verify assets is missing. DU shows assets were verified with an online vendor in the amount of $1,219.51. Cash to close requirement is $0.00. Further details not provided."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2022. Notary's signature date on the mortgage/deed of trust is xx/xx/2022. Note date is xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects a manufactured home fee at $0. The final CD dated xx/xx/2020 reflects the manufactured home fee at $125. This is a fee increase of $125 for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case that originated on xx/xx/2021, and the SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 reflects manufactured home data lookup fee. Final CD dated xx/xx/2022 reflects manufactured home data lookup fee at $125.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Required Disclosures (Lvl 2)     "The borrower signed intent to proceed is missing from the loan documents."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx” state that the manufactured home with serial xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21549700	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,748.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$644.70	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	67.857%	67.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	42.624%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #x in the amount of xx
There is a prior Writ Of Fieri Facias (Civil Judgment) against the borrower in favor ofx which was recorded on xx/xx/2013 in the amount of $136.59.
The annual installment of county taxes for 2024 has been paid in the amount of $1,748.08 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $644.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $644.70 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

x
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.62%. The tape shows an increased DTI of 58.73%. Further details not provided. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired.
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an appraisal fee of $535.00. The CD dated 0xx/xx/2021 reflects an appraisal fee of $720.00. This is an increase in fee of $185.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1876273	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,538.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,531.25	$2,107.04	5.000%	360	xx	xx	Conventional	ARM	Cash Out	50.000%	50.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx in the amount of $x
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $8,538.58 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,356.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,596.86 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx. As per tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

The subject loan was approved under the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional ARM rate mortgage originated on xx/xx/2020 with a P&I of $1,531.25, a rate of interest of 5.00%, and a maturity date of xx/xx/2050. The current P&I, as per the latest payment history as of xx/xx/2025, is $2,596.86, and the rate of interest is 7.00%. Tape shows the loan was modified on xx/xx/2021. The modification agreement is missing from the loan file.	Hazard Insurance Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows HPML non-compliant. Infinity review shows HPML LVL2."	* ComplianceEase RESPA Test Failed (Lvl 2) "This loan failed the homeownership counseling organizations disclosure date test due to the following findings.
The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the qualified mortgage interest-only test due to this loan is an interest-only loan.

This loan failed the written list of service providers disclosure date test for one or more of the following reasons. The written list of service providers disclosure dates is either less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as $x The calculated finance charge is xx for an undisclosed amount of -xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

TILA foreclosure rescission finance charge test due to finance charge disclosed on Final TIL as xx. The calculated finance charge is xx for an undisclosed amount of -xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

Loan failed TILA APR test due to APR calculated at 5.110% exceeding APR threshold of 5.700% by +0.590%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Loan fails TRID total of payments test due to fees charged of xx. Exceeds fees threshold of xx by -xx.
Loan fails TRID rescission total of payments test due to fees charged of xx. Exceeds fees threshold of xx by -xx.
The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired.

Loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2019 delivered on xx/xx/2019, which is more than 3 business days from initial application date xx/xx/2019."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the GSE (x) Amortization Test due to the loan contains an interest-only feature and the loan is a cash-out refinance."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the CA AB 260 Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a)(1)) due to APR calculated at 5.700% exceeds the APR threshold of 5.550% by +0.150%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 5.700% exceeds the APR threshold of 5.550% by +0.150%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 5.700%. Exceeds APR threshold of 5.550% by +0.150%. The subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan documents."
																																																																																									* Note has LIBOR Index with Replacement Clause (Lvl 2) "The note states, If the index is no longer available, the noteholder will choose a new index that is based upon comparable information. The noteholder will give notice of this choice."		Moderate	Pass	Fail	Fail	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96251177	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,897.51	05/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,427.04	6.000%	360	xx	xx	Conventional	ARM	Purchase	79.800%	79.800%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	767	38.132%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $5,448.75 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $5,448.76 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,427.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,427.04 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $x
As per the tape, the occupancy of the subject property is owner-occupied.
Unable to determine reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID exception. Further details not provided. Infinity CE report did not fail TRID test."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93187727	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,674.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.14	4.625%	360	xx	xx	Conventional	Fixed	Purchase	78.125%	78.125%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	719	26.362%	First	Final policy	Not Applicable	Not Applicable	11/16/2022	$111,071.31	Not Applicable	4.625%	$508.29	01/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument xx in the amount of x
There is an active junior mortgage against the subject property in favor of the County of x which originated on xx/xx/2018 and was recorded on xx/xx/2018 with the instrument | xx
There is an active utility lien against the subject property in favor of the xx, which was recorded on xx/xx/2024 in the amount of $545.09.
The annual installment of county taxes for 2024 was paid in the amount of $2,674.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $946.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $508.29 with an interest rate of 4.625%. The current UPB reflected as per the payment history tape data is xx. PH shows a large transaction in the amount of $5,616.80 on xx/xx/2025 which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The collection comment dated xx/xx/2025 and xx/xx/2025 shows the funds received in the total amount of $5,616.80 as borrower payments.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is the death of the co-borrower.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, XX. on xx/xx/2022. As per the modified term, the new principal balance is $xx. The monthly P&I is $508.29 with an interest rate of 4.625% beginning on xx/xx/2023 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase 0% tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the Prohibited Fees First Lien Test. The total fee charged is $1,950.00, and the allowed is $0; however, it is over by +$1,950.00.   Fees Included- Administration Fee: $625 Points - loan discount Fee: $1325."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The charges that cannot increase the test are due to the increase of the fee in the final CD dated xx/xx/2018. The initial LE dated xx/xx/2018 reflects points -Loan Discount Fee $0.00 and Appraisal Re-Inspection Fee $0.00. Credit report fee: $114 The final CD dated xx/xx/2018 reflects points -Loan Discount fee: $1325, Appraisal Re-Inspection fee: $100. Credit report fee of $188.49 for 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case that originated on xx/xx/2018, and the SOL is 1 year expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54397484	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,420.17	05/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$14,342.97	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	41.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx
There is a federal tax lien against the borrower, xx  which was recorded on xx/xx/2021 in the amount of $xx  The SSN mentioned on supportive documents is inconsistent with the borrower's SSN."
There are three open code violations xx) for environmental complaints and solid waste against the subject property."
There is one expired permit with permit xx for electrical, which is against the subject property.
There are two issued permits with permit xx for residential building, permit xx3 for grading residential, which are against the subject property.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is $	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is x
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the CLTV of 86.153% exceeds the guideline CLTV of 80%. Further details not provided. Review of the file shows the subject loan was approved at 80% CLTV."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71705448	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.03	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	37.104%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with book/pagexx in the amount of xx
There are two junior mortgages against the subject property in favor of xx . The first junior mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of $xx, and the second junior mortgage originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of $xx
The 1st and 2nd installments of combined taxes for 2023 have been paid in the total amount of $4,178.70 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,003.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.20 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of $1,088.03, a rate of interest of 6.375%, and a maturity date of xx/xx/2035. The P&I, as per payment history, is $523.20, and the rate of interest is 3.250%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2021. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows no issue or defect satisfied."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14997377	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,054.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,772.38	1.550%	360	xx	xx	Conventional	Fixed	Purchase	77.863%	77.863%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	754	43.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument xx in the amount of $xx
There is one UCC lien against the borrower,xx, which was recorded on xx/xx/2023. The amount of the UCC lien is not available on the supportive document.
There is one prior state tax lien against XXXX, in favor of the XXXX in the amount of $9,944.00, which was recorded on xx/xx/2013. The middle name “x.” of the defendant does not match the middle name of the borrower, “x.”
There is one prior civil judgment against the borrower, xx which was recorded on xx/xx/2018.
There are two judgments against the borrower, xx
The first judgment is in favor of xx LLC, in the amount of $xx, which was recorded on xx/xx/2022, and the second judgment is inxx in the amount of $x which was recorded on xx/xx/2022.
The first and second installments of town taxes for 2025 have been paid in the total amount of $8,527.16 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,383.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,772.38 with an interest rate of 1.550%. The current UPB reflected as per the payment history is $x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "The tape shows a TRID exception with an expired SOL. Further details not provided. Infinity compliance report shows the loan failed the TRID delivery and timing test and the TRID tolerance test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails NJ prohibited fees test.  The below fees were included in the test. Flood Elevation Cert paid by Borrower: $8.00 HOA Club Membership paid by Borrower: $100.00 Inspection—Home paid by Borrower: $515.00 Legal Fee (B)—Personal Rep paid by Borrower: $1,200.00 Program Lender Participation Fee paid by borrower: $1,500.00 Title Closing Protection Letter paid by Borrower: $75.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and recording fees at 484.00. The CD dated xx/xx/2020 reflects the sum of Section C and the recording fee at $1,069.00. This is a cumulative increase of +$585.00 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents. The subject loan was originated on xx/xx/2020, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60259135	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,504.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.03	4.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	42.201%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2022	$369,495.93	Not Applicable	4.750%	$1,631.54	10/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrumentx in the amount of xx
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx, in the amount of $x which originated on xx/xx/2022 and was recorded on xx/xx/2022 with the instrument xx
The annual installment of combined taxes for 2025 has been paid in the amount of $6,969.86 on xx/xx/2024.
The annual installment of city taxes for 2025 has been paid in the amount of $1,534.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,702.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,631.54 with an interest rate of 4.750%. The current UPB reflected as per the payment history tape data is $x	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx on xx/xx/2022. As per the modified term, the new principal balance is $xx. The monthly P&I is $1,631.54 with an interest rate of 4.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial Escrow Acct Disclosure	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID exceptions. Further details not provided. Review of the Infinity CE report shows the loan did not fail any TRID exception."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60185017	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,070.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$604.27	3.625%	360	xx	xx	Conventional	Fixed	Refinance	92.657%	92.657%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Unavailable	559	621	32.629%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2017 with Book/Page x in the amount of $x withx
There is one junior mortgage against the subject property originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page x in the amount of $x.00 with x
The annual installment of combined taxes for 2024 has been paid in the amount of $1,890.89 on xx/xx/2024.
The annual installment of city taxes for 2024 has been paid in the amount of $179.78 on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $906.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $604.27 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $x, and the deferred balance is in the amount of x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is $x, and the deferred balance is in the amount of $x
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the reason for default isx
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the three-month deferment has been approved for the borrower. No further details provided.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate Hazard Insurance HUD-1 Closing Statement Missing Required Disclosures Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from x, which has unlimited assignee liability for state high cost, and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD is missing from the loan file. The available copy of the final CD does not show loan calculation details on the last page of the final CD."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows no issue or defect satisfied. Further details are not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 32.62%. The tape shows an increased DTI of 194%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. BWR has 3 years on the job as an office worker with x
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34774897	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$219.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,283.86	3.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	793	36.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument x in the amount of xx
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $219.30 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,471.05(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,283.86 and the interest rate is 3.875%. The current UPB reflected as per the payment history is $x	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is xx.
xx
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.87%. The tape shows VOE dated within 10 days of closing is missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired.
																																																																																									* Intent to Proceed Missing (Lvl 2) "Intent to proceed missing from the loan file."	* Cash out purchase (Lvl 1) "As per final CD loan is cash out purchase."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47200754	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,053.38	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.53	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/07/2015	$256,408.25	$72,599.51	2.000%	$556.62	01/01/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument x in the amount of x
There are 5 state tax liens against the borrower in favor of the Illinois Department of Revenue in the total amount of x recorded on different dates.
 There is a credit card judgment against the borrower in favor of x recorded on xx/xx/2023.
The annual county taxes for 2024 have been paid in the amount of $2,053.38 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,028.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $556.62 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $xx and deferred balance is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xxxxowner-occupied.
The loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
As per the UT dated xx/xx/2025, the foreclosure was initiated in 2015. The lis pendens was filed on xx/xx/2015. The foreclosure was canceled due to loss mitigation on xx/xx/2015. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated in 2015. The lis pendens was filed on xx/xx/2015. The foreclosure was canceled due to loss mitigation on xx/xx/2015. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,x., on xx/xx/2015. As per the modified term, the new principal balance is $256,408.25. The monthly P&I is $556.62 with an interest rate of 2.000% beginning on xx/xx/2016 and a maturity date of xx/xx/2055. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Application
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The tape data shows no issue/defect satisfied. No further details have been found."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. x
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51376445	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$11,143.08	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	$2,773.33	6.500%	360	xx	xx	Conventional	ARM	Refinance	80.000%	89.375%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	48.744%	First	Final policy	Not Applicable	XXXX	06/07/2022	$403,390.01	$61,959.29	3.750%	$1,374.35	07/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument x in the amount of x
There is an active junior mortgage against the subject property in favor ofxx  which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument xx
There are 02 HOA liens against the subject property in favor of xx which were recorded on xx/xx/2010 and xx/xx/2011 in the total amount of $6,015.78.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $5,326.22 on xx/xx/2025.
The 3rd installment of town taxes for 2025 is due in the amount of $2,908.43  on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,349.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,374.35 with an interest rate of 3.750%. The current UPB reflected as per the payment history tape data is xx and deferred balance is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
According to the PACER, the borrower,xx , filed bankruptcy under Chapter x  with the case xx  on xx/xx/2008. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower,xx , filed bankruptcy under Chapter xx with the case xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. The unsecured portion is $xx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.	The modification agreement was made between the borrower, x, and the lender, x., on xx/xx/2022. As per the modified term, the new principal balance is x, out of which $x is the interest-bearing amount and the deferred amount is $x The monthly P&I is $1,374.35 with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no principal forgiven amount. The loan has been modified twice since origination.	Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue or defect satisfied."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the state regulation prohibited fees test. The following fees were included in the test:
Flood Determination - Life of Loan Fee paid by Borrower: $19.00
Tax Related Service Fee paid by Borrower: $80.00
4th Qtr Taxes paid by Borrower: $2,650.68
Closing Protection Letter paid by Borrower: $25.00
Notice of Settlement paid by Borrower: $20.00
Tax Certification paid by Borrower: $35.00"
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR signed by the borrower is missing from the loan documents."
																																																																																									* TIL not hand dated (Lvl 2) "The TIL is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28469188	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$7,402.92	06/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.85	6.625%	360	xx	xx	Conventional	Fixed	Purchase	78.491%	78.491%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	50.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with xx.
No active judgments or liens found.
The annual installment of xxtaxes for 2024 has been paid in the amount of $7,402.92 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,277.01 (PITI), which was applied for the due date of xx/xx/2025. The current interest P&I is $1,331.85 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.90% DTI. The Lender miscalculated income. Lender defect. Revised DTI is 50.38%. Subject loan originated xx/xx/2024 and the 3-year SOL is active.												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86827273	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$18,508.62	$18,508.62	05/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,016.67	6.750%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	763	41.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of xx taxes for 2024/2025 are delinquent in the amount ofxx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,016.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,016.67 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx
As per the tape, the subject property xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is xx for an under disclosed amount of -xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD asxx. Calculated finance charge is $xx for an under disclosed amount of -$919.14. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TRID total of payment disclosed on final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$505.31. The disclosed total of payments of -$1,162.14 is not considered accurate because it is understated by more than $100.
Subject is a refinance case originated on xx/xx/2022, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect final inspection fee. Final CD dated xx/xx/2022 reflects final inspection fee at $200.00. This is fee increase of $200.00 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject is a xx case originated on xx/xx/2022, and the 3-year SOL is active."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "Tape shows the transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is xt, further details are not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60944501	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,842.84	06/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.30	6.990%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	689	715	45.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrumentxx in the amount ofx withxx
No active judgments or liens found.
The annual installment of xx for 2024 has been paid in the amount of $4,842.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,992.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,535.30 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is occupied xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a xx. The project has amenities such as an onsite restaurant, multiple pools, an oceanfront bar and dining, tennis courts, a sports lounge, and 24-hour guard security.											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96123780	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,438.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,850.64	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	800	791	36.831%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/2017.
There are xx against the borrower in favor of the xx, which were recorded on different dates in xx. The SSN number provided on the document is not consistent with the borrower's SSN number.
The annual installment of county taxes xx has been paid in the amount of xx  xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx  at Claims Adjusting xx
BWR2 has xx on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines xx "As per tape, there is no issue for this loan or the defect has been satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed xx "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed xx "Loan failed charges that cannot increase xx tolerance test. Initial LE dated xx/xx/2024 reflects Points -xx . Final CD dated xx/xx/2024 reflects Points - xx . This is an increase xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and xx"		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98105933	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$0.00	$6,672.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,531.66	7.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	No	No	797	798	44.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx with xx as nominee for xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of $6,672.30 on xx/xx/2024.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate ofxx. The current UPB reflected as per the payment history is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for xxyears at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Notice of Servicing Transfer	xx	3: Curable	* Missing proof of hazard insurance xx "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay xx "The subject loan was approved at xx. Tape shows the calculated qualifying DTI ratio of xx exceeds the AUS DTI ratio of xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 xx. BWR has been xx. Review shows ATR confirmed."
																																																																																									* Notice of Servicing Transfer missing or unexecuted xx "Servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88917352	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,355.33	xx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,218.27	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	64.103%	64.103%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	42.545%	First	Final policy	Not Applicable	Not Applicable	06/20/2019	$540,382.56	Not Applicable	2.000%	$1,636.42	08/01/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2009 with xx
The annual installment of combined taxes for xx on xx/xx/2025.
The annual installment of school taxes xx xx/xx/2024.
The annual installment of water/sewer charges is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history tape data is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
As per the tape data, the subject property is owner-occupied.
The foreclosure was initiated with the loan in xx. As per the notice of lis pendens, the complaint was filed on xx/xx/2017. No further details provided.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:The foreclosure was initiated with the loan in xx As per the notice of lis pendens located at xx the complaint was filed on xx/xx/2017. No further details provided.

Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower,xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate ofx xx beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount. The loan has been modified three times since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned xx "The HUD-1 signed by the borrower is missing from the loan documents."
																																																																																								* Loan does not conform to program guidelines xx "Tape shows no issue or defect satisfied. Further details are not provided."	* Missing or error on the Rate Lock Document xx "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93142424	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,179.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$982.78	3.750%	360	xx	xx	Conventional	Fixed	Purchase	45.912%	45.912%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	782	725	39.203%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx on the job as a xx.
BWR 2 has xx on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed xx) "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2022. Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee & State Tax/Stamps at xx.xx - xx This is fee increase of xx tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and xx.

Infinity ce report shows subject loan failed for xx tolerance. Further details are not provided."
* Occupancy concerns - xx "The subject was approved as a second home. Tape shows the occupancy misrepresentation. Further details not provided."	* ComplianceEase Exceptions Test Failed xx "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" xx     "Loan fails Qualified mortgage lending policy points and fees test due to Fees charged xx xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TILA Test Failed xx     "Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of xxx."
* GSE Points and Fees Test Violations xx)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Intent to Proceed Missing xx "The borrower's intent to proceed is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55339345	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,564.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,979.09	7.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	687	Not Applicable	32.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
The first and second installments of county taxes foxx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
Unable to determine owner occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
xx. BWR has prior employment experience xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed xx "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of xx
* GSE Points and Fees Test Violations xx   "Loan fails GSE xx QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																									* Missing Required Disclosures xx "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7441384	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$0.00	$14,523.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,883.51	2.875%	360	xx	xx	Conventional	Fixed	Purchase	51.673%	51.673%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	46.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 xx
There is a junior mortgage active against the subject property in favor of xx originated on xx/xx/2021 recorded on xx/xx/2021 in the amount of xx
The 1st installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay xx "The subject loan was approved at xx. Tape shows bonus income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and xx. xx
* Compliance Testing xx     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed xx)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed xx     "Loan failed charges in total cannot increase more than xx tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and recording fees at xx. CD dated xx/xx/2020 reflects the sum of Section C and the recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more thanxx in the test. COC for the increase in fee is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds xx "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by xx, and its recommendation is “Approve/Eligible” with a DTI of xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36543890	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,286.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,232.05	4.250%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	703	39.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 xx
No active judgments or liens have been found.
The annual installment of combined taxes for xx has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx and the interest rate is xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines xx) "Tape shows subject loan approved at xx DTI, exceeding the qualifying DTI of xx. Further details not provided. Xx	* Missing or error on the Rate Lock Document xx "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18850564	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	$1,171.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$291.88	4.250%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	819	Not Applicable	47.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 xx
There are xx liens against the subject property xx which were recorded on different dates in the total amount of xx
The annual installment of combined taxes for 2024 has been paid in the amount of xxon xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay xx "The subject was approved at xx. Tape shows the lender did not obtain signed and dated tax transcripts xx. Further details not provided. Lender defect. The subject originated on xx/xx/2019, xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25706119	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,206.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.67	7.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	701	712	38.022%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is located xx. CCs do not show damages.
As per the seller's tape, the subject property is an investment.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay xx "The subject loan is xx and was approved at xx The tape shows an increased DTI of xx Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, xx. xx. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92924970	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,031.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.12	6.000%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2024	$283,240.63	$84,972.19	4.875%	$939.69	09/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 xx
There is an active xx against the subject property xx which was recorded on xx/xx/2023.
The first, second, third, and fourth installments of county taxes for xx have been paid in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx, and the deferred balance is xx. There is a deferred balance in the amount of xx, xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the borrowers,x, and the lender, x/x/2004
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and the lender xx, on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is a deferred balance in the amount of xx	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance xx "This loan is from the MA which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing HUD. Tape shows the same."	* Compliance Testing xx "The tape and file show the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned xx     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* MI, FHA or MIC missing and required xx) "FHA Mortgage insurance certificate is missing from loan documents."	* Final TIL Missing or Not Executed xx) "Final TIL is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows xx)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Appraisal xx   "Appraisal report is missing from the loan documents. Redfin search shows an estimated value of xx and current UPB is xx
* Missing credit report xx    "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document xx    "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted xx) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34983504	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,197.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,784.97	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	633	629	50.160%	First	Final policy	Not Applicable	Not Applicable	01/01/2022	$213,600.06	Not Applicable	3.000%	$764.65	01/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 at xx
There is an active junior mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 xx
The annual combined taxes for xx have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
The loan was modified on xx/xx/2022.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx , and the lender, xx, not in its individual capacity but solely as owner xx on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines xx "The tape shows no issue or defect for the subject loan."
* MI, FHA or MIC missing and required xx     "Mortgage insurance certificate is missing from the loan documents."
* Not all borrowers signed HUD xx "Final HUD-1 is not hand signed by borrower."	* ComplianceEase State Regulations Test Failed xx "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing, and do not in fact result in, a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations xx     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Missing or error on the Rate Lock Document xx "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29108645	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$842.00	05/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.55	2.875%	180	xx	xx	Conventional	Fixed	Refinance	69.425%	69.425%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	34.576%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 xx

No active judgments or liens have been found.

The annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2025.

No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.

As per the comment dated xx/xx/2025, the subject property was damaged by water. Unable to determine estimated cost of repair. As per the collection comment dated xx/xx/2025, the borrower received a claim check in the amount of xx. No comments have been found regarding damage repaired. Unable to determine the occupancy of the subject property.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing xx "Tape shows TRID exception SOL expired. Further details not provided. Infinity CE report did not fail TRID test."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30942786	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$10,712.88	$21,425.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,223.82	4.625%	348	xx	xx	Conventional	Fixed	Refinance	45.455%	45.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	747	42.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 xx
xx
The second installment of county taxes for xx has been delinquent in the amount of xx, which is good through xx/xx/2025.
The first installments of county taxes for xx have been paid in the amount of xx    on xx/xx/2025.
xx
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay xx) "The subject loan was approved at xx. The tape shows xx of tax returns, and tax transcripts are missing from the loan documents. The revised DTI is xx . Lender defect. The subject loan originated on xx/xx/2022, and xx. xx
* ComplianceEase Exceptions Test Failed xx     "The loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount.This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed xx   "TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated 0xx/xx/2022. The initial LE dated xx/xx/2022 reflects a credit report fee of xx. The final CD dated 0xx/xx/2022 reflects a credit report fee of xx. This is a fee increase of xx for the xx tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents.

																																																																																									Loan failed charges than in total cannot increase more than xx tolerance test.LE dated xx/xx/2022 reflects the sum of Section C fees and Abstract fee at xx,Lenders title insurance policy at xx,Title updates at xx. CD dated 0xx/xx/2022 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx,Lenders title insurance at xx. This is a cumulative increase of xx,Title updates at xx This is a cumulative increase of xx for charges that in total cannot increase more than xx test. COC for increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57370727	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$17,289.19	$20,997.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,634.99	8.250%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 xx
There is one notice of special tax lien against the subject property xx, which was recorded on xx/xx/2025. The lien amount not provided on document.
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The first and second installments of county taxes for xx are delinquent in the total amount of xx , which is good through xx/xx/2025.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR does not have any employment history.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Loan Program Info Disclosure	xx	3: Curable	* Loan does not conform to program guidelines xx) "Tape and review of loan show subject loan is xx- No Ratio and TRID SOL has expired. Further details are not provided."	* ComplianceEase Exceptions Test Failed xx) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed xx     "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2023. Initial LE dated xx/xx/2023 reflects Mortgage Broker Fee & Sub-Escrow Fee at xx. Final CD dated xx/xx/2023 reflects Mortgage Broker Fee & Sub-Escrow Fee at xx This is fee increase of xx tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx/xx/2023 xx
* Loan program disclosure missing or unexecuted xx     "Loan program disclosure is missing from the loan document."
																																																																																									* Missing credit report xx "Credit report is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20938482	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,610.42	06/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,786.38	8.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	812	Not Applicable	51.874%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx
No active judgments or liens have been found.
The annual installments of combined taxes for xx have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines xx "The seller's tape data shows no issue, and the defect is satisfied. Further details not provided."			Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82506197	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,294.84	8.062%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	765	Not Applicable	49.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay xx) "The subject was approved at xx. The tape shows an increase in DTI of xx. Lender defect. Further details not provided. The subject loan originated on xx/xx/2024, and xx. xx		* ComplianceEase Risk Indicator is "Elevated" xx "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of xx exceeds APR threshold of xx over by xx. The subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43569883	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,300.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,277.59	3.875%	360	xx	xx	Conventional	Fixed	Refinance	50.984%	50.984%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	722	19.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 xx

There is a junior mortgage against the subject property xx which was recorded on xx/xx/2019 xx
There is a judgment against the borrower xx, which was recorded on xx/xx/2019.

The annual school and combined taxes for xx have been paid for a total of xx, which were due on xx/xx/2024 and xx/xx/2025.

No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx

The loan has not been modified since origination.

As per comment dated xx/xx/2025, the RFD is excessive obligations.

No foreclosure activity found in the loan file.
No bankruptcy-related information found in the loan file.
No details pertaining to the damage to the subject property have been observed.
xx.
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay xx "Subject loan was approved at xx. Tape shows insufficient assets. Bank statement in the file shows xx does not satisfy cash-to-close requirement of xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019,xx. xx
* ComplianceEase Exceptions Test Failed xx     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test.

Compliance failing for state regulations PA License Validation Test. In the state of PA, the lender is licensed xx. xx"
* ComplianceEase TRID Tolerance Test Failed xx     "The loan failed to meet the 0% tolerance test due to certain charges. The loan estimate dated xx/xx/2018 does not reflect the appraisal fee and processing fee. Due to CD dated xx/xx/2019, the appraisal fee and processing fee are xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance originated on xx/xx/2019, xx
																																																																																									* Right of Rescission missing or unexecuted xx "ROR is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64478869	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$906.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,200.24	8.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	794	815	48.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
The annual county taxes for xx were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives retirement and trust income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed xx) "Loan failed state regulations for the brokerage/finder fee test due to fees charged xx exceed fees threshold of xx over by xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"	* ComplianceEase Exceptions Test Failed xx) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate"xx)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx. Subject loan is escrowed."
																																																																																									* ComplianceEase TRID Tolerance Test Failed xx) "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx/xx/2024 reflects appraisal fee at xx. Final CD dated xx/xx/2024 reflects appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and xx."		Moderate	Not Covered	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96947215	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,083.00	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,983.70	7.812%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	805	776	30.680%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx
No active judgments or liens were found.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2024.
The annual installment of city taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed xx) "Loan failed state regulations for brokerage/finder fee test due to fees charged xx exceed fees threshold of xx over by xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower:xx
Processing Fee paid by Borrower: xx
																																																																																								Underwriting Fee paid by Borrower: xx."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33324399	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,756.27	8.500%	360	xx	xx	Conventional	ARM	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	670	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
No active judgments or liens have been found.
The annual installment of county taxes has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  No modification activity has been found.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
The subject loan was approved under the no-ratio loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines xx "Tape shows the subject was approved under the no-ratio loan program, and the TRID SOL has expired. Further details not provided."	* ComplianceEase Exceptions Test Failed xx) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" xx)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																									* ComplianceEase TRID Tolerance Test Failed xx "Loan failed charges that cannot increase xx tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66771078	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,749.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.80	3.375%	360	xx	xx	Conventional	Fixed	Refinance	78.559%	78.559%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	797	44.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx No active judgments or liens found. The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PI), which was applied for the due date of xx/xx/2025. The current interest only payment is xx with an interest rate of xx. The current UPB reflected as per the payment history tape data is xx As per collection comment dated xx/xx/2025, the payments received xx are borrower payments.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property needs repairs, and the loss draft fund was received in the amount of xx on xx/xx/2025. The cost of repair is not available. No comments have been found regarding repair completion.
As per the tape data, the subject property is owner-occupied.
xx
BWR2 receives VA benefits and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) xx "Appraisal report shows the subject property is pending as per plan and specification. The estimated cost of completion of work is xx and the final CD reflects the escrow holdback in the amount of xx The xx completion report confirming the completion of work is missing from the loan documents. xx search shows an estimated value of xx. Current UPB is xx
* Loan has escrow holdback. No proof it was released xx) "Final CD dated xx/xx/2021 reflects an escrow holdback in the amount of xx. Proof for the release of the escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay xx "The subject loan was approved at xx. Tape shows BWR did not sign the PL statement. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021 and the xx xx. BWR2 receives VA benefits and social security income,xx
* ComplianceEase TILA Test Failed xx)     "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx. Subject loan is a refinance case, originated on xx/xx/2021 xx
* First Payment Date more than 2 Months after Settlement Date xx)     "First payment date more than xx after settlement date."
																																																																																									* Missing or error on the Rate Lock Document xx "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,305.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15117448	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,262.01	3.625%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	782	35.788%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx
There is a junior mortgage against the subject property in the amount of xx which was recorded on xx/xx/2025 xx
The taxes information is not given.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
xx
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of xx, and a maturity date of xx/xx/2052. The P&I as per payment history tape data is xx. As per the seller’s tape data, the loan has been modified on xx/xx/2022. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Hazard Insurance Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay xx "Subject was approved at xx. Tape shows the lender did not verify income and employment status using reliable third-party records. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, xx. xx
* ComplianceEase Exceptions Test Failed xx     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Compliance failing for state regulations PA License Validation Test. In the state of PA, xx
* ComplianceEase TRID Tolerance Test Failed xx     "Loan failed charges that cannot increase xx tolerance test. The loan estimate dated xx/xx/2021 reflects an appraisal fee at xx & a credit report fee at xx. The final CD dated xx/xx/2021 reflects an appraisal fee at xx & a credit report fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Missing proof of hazard insurance xx)     "Hazard insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted xx     "Servicing transfer disclosure is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted xx) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2841102	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,150.39	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,153.47	4.250%	360	xx	xx	Conventional	ARM	Refinance	88.434%	88.434%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	784	773	30.969%	First	Final policy	Not Applicable	Not Applicable	10/01/2018	Unavailable	Not Applicable	Unavailable	Unavailable	10/01/2018	Extend Term	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx
The annual installment of combined taxes for xx is due in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for xx has been partially paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for xx has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the tape data is xx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR1 and BWR2 receive pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the extension/modification agreement located at xx, the first payment of the P&I due under the note is extended from xx/xx/2018 to xx/xx/2018, and the construction completion date is extended from xx/xx/2018 to xx/xx/2018. The new maturity date is extended from xx/xx/2048 to xx/xx/2048.	Missing Initial Closing Disclosure	xx	3: Curable	* Compliance Testing xx "The tape shows a TRID exception with an expired SOL. Further details not provided. Infinity compliance report shows the loan did perform the TRID test as the initial CD is missing from the loan documents."	* ComplianceEase TILA Test Failed xx) "CE risk indicator is moderate as the loan is failing TILA APR Test due to APR calculated xx exceeds APR threshold of xx over by xx
* ComplianceEase TRID Tolerance Test is Incomplete xx)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2017, xx
																																																																																									* Missing Initial Closing Disclosure xx "Initial CD is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96471325	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,792.71	3.375%	360	xx	xx	Conventional	Fixed	Refinance	61.439%	61.439%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	790	33.242%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
There is an active junior mortgage against the subject property originated on xx/xx/2023 and recorded on xx/xx/2024 xx
There is one prior credit card judgment and one prior child support lien against the borrower xx which were recorded on xx/xx/2017 and xx/xx/2020 in the total amount of xx
The 1st and 2nd installments of combined taxes for xx have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2021 with a P&I of xx, a rate of interest of xx, and a maturity date of xx/xx/2051. The P&I, as per payment history, is xx, and the rate of interest is xx. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified. The modification agreement is missing from the loan file.	Appraisal (Incomplete) Hazard Insurance Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" xx "Loan failed complianceEase delivery and timing test for initial CD dated xx/xx/2021. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2021, which is less than three business days before the consummation date of xx/xx/2021."
* Initial Escrow Acct Disclosure missing; loan has escrows xx     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing xx     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance xx) "The hazard insurance certificate is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88685070	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,846.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,735.33	3.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	34.201%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 xx
No active judgments or liens found.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current interest P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay xx "The subject approved at xx. Tape shows debt miscalculation. Revised DTI is xx. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, xx. Xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3138367	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$10.00	$936.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,382.07	7.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	747	48.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
There is an active junior mortgage against the subject property xx  which originated on xx/xx/2024 and was recorded on xx/xx/2024 xx
The 1st, 2nd, 3rd, and 4th installments of town taxes for xx were paid, and the 4th installment is partially paid in the total amount of xx on different dates.
The 4th installment of town taxes for xx is delinquent in the total amount of xx, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated"xx "Loan fails compliance delivery and timing test for CD dated xx/xx/2024. The document tracker is missing and xx business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* Loan does not conform to program guidelines xx "Tape shows the loan program does not allow BWR's to own more than xx properties xx and the subject property is xx from the retained property. Further details not provided."	* Higher Price Mortgage Loan xx "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at xx exceeds APR threshold of xx over by xx. The subject loan is escrowed. This loan is compliant with regulation xx.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx"
																																																																																									* Missing proof of hazard insurance xx "Evidence of hazard insurance is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97094098	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,262.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,437.60	7.130%	480	xx	xx	Conventional	ARM	Cash Out	99.838%	99.838%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The conventional ARM mortgage originated on xx/xx/2007 with a P&I of xx, a rate of interest of xx, and a maturity date of xx/xx/2047. The P&I as per payment history tape data is xx and the rate of interest is xx. The current UPB is reflected on tape in the amount of xx. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines xx) "Tape shows xx vs. arrears discrepancy. Further details not provided."	* ComplianceEase TILA Test Failed xx "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed xx    "The final TIL is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document xx "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53475663	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,305.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,432.96	3.500%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	42.709%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 xx
There is a junior mortgage against the borrower xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on different dates.
The annual 1st installment of county taxes for xx is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
  Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines xx "Tape shows mortgage insurance certificate and mortgage insurance evidence are missing. Further details not provided."	* ComplianceEase Exceptions Test Failed xx "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed xx     "Loan failure charges that cannot increase the xx tolerance test. The loan estimate dated xx/xx/2021 does not reflect the loan origination fee. The CD dated xx/xx/2021 reflects a loan origination fee of xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2021 and xx
* Higher Price Mortgage Loan xx)     "Loan failed the higher-priced mortgage loan test due to an APR calculated at xx, exceeding the APR threshold of xx. It is overcharged by xx The subject loan is escrowed. This loan is compliant with regulation xx
* MI, FHA or MIC missing and required xx     "This loan is FHA. The MI certificate is missing from the loan file."
																																																																																									* Notice of Servicing Transfer missing or unexecuted xx) "Notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71513519	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,371.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,542.00	7.990%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	768	Not Applicable	49.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 xx
No active judgments or liens have been found.
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 & xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines xx) "The tape shows the subject loan has no issues or defects. Further details not provided."	* ComplianceEase TILA Test Failed xx) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of xx"		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85717515	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,188.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,694.86	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	78.553%	78.553%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.534%	First	Final policy	Not Applicable	Not Applicable	01/14/2022	$299,769.43	$40,449.43	3.000%	$928.33	01/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 xx
There are six civil judgments against the borrower in favor of different plaintiff, in the total amount of xx, which were recorded on different dates.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xxwith an interest rate of xx. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2022 between the borrower,xx”, and the lender, “xx. The borrower promises to make a monthly payment of xx with the rate of interest at xx, beginning from xx/xx/2022 till the maturity date of xx/xx/2061. The new principal balance stated in the modification is in the amount of xx. The lender deferred the principal balance in the amount of xx The interest-bearing amount is xx.	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines xx "The tape shows no issue, and the defect is satisfied. Further details not found."	* Missing credit report xx "Credit report is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document xx "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50563811	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,889.00	3.990%	360	xx	xx	Conventional	ARM	Refinance	84.435%	84.435%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	38.489%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed.xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The subject is a conventional ARM-rate mortgage originated on xx/xx/2014 with a P&I of xx, a rate of interest of xx, and a maturity date of xx/xx/2045. The P&I, as per payment history, is xx, and the rate of interest is xx. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Compliance Testing xx "The tape shows a TRID exception with an expired SOL, and the subject loan is a QM loan originated on xx/xx/2014."	* Missing or error on the Rate Lock Document xx) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18707034	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,862.72	2.250%	180	xx	xx	Conventional	Fixed	Refinance	65.913%	65.913%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	27.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 xx
No active judgments or liens have been found.
The annual installment of combined taxes for xx has been paid in the amount of xx on xx/xx/2024.
The annual installment of utilities/MUD charges for xx was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
 As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay xx) "Subject approved at xx. Tape and file show missing W2 and VOE. Lender defect. Subject originated xx
* ComplianceEase Exceptions Test Failed xx)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed xx) "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects Trust Review Fee [Custom Fee] at xx. Final CD dated xx/xx/2021 reflects Trust Review Fee [Custom Fee] at xx. This is fee increase of xx forxx tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx/xx/2021 and the xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12947718	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.90	3.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	31.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 xx
No active judgments or liens have been found.
The annual installment of water/sewer charges for xx has been delinquent in the total amount of xx , which is good through xx/xx/2025.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount ofxx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. Unable to determine RFD.
  As per tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.   xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Compliance Testing xx) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increasexx and xx tolerance test."	* ComplianceEase Exceptions Test Failed xx "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed xx     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect points-loan discount fee at xx and transfer taxes at xx. CD dated xx/xx/2022, the points-loan discount fee-are at xx, and the transfer taxes are at xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/2022, and the SOL has expired."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted xx "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36317596	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,381.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,247.84	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	58.462%	58.462%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	62.197%	First	Final policy	Not Applicable	Not Applicable	01/01/2017	$353,722.74	Not Applicable	2.000%	$1,071.16	01/01/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 xx
There is a state tax lien against the borrower xx, which was recorded on xx/xx/2016 in the amount ofxx. The xx is not mentioned on the supportive document.
The annual county taxes forxx were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx  with an interest rate of xx. The current UPB reflected as per the payment history is xx
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and the lender, xx., with an effective date of xx/xx/2017, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of xx starting on xx/xx/2017, which will be changed in xx steps until the new maturity date of xx/xx/2056. The rate will change in xx steps, which end with xx. There is no deferred balance and principal forgiven amount. The loan has been modified xx time since origination.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines xx "The tape shows the subject loan has no issues or defects. Further details not provided."	* Missing or error on the Rate Lock Document xx "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71727756	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,410.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,917.21	6.125%	480	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	64.085%	First	Short Form Policy	Not Applicable	Not Applicable	07/20/2018	$316,961.73	$94,782.05	3.500%	$860.70	09/01/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 xx
There are 2 HOA liens against the subject propertyxx The first was recorded on xx/xx/2014 in the amount of xx and the second in the amount of xx which was recorded on xx/xx/2018.
There is a municipal lien against the subject property in the amount of xx which was recorded on xx/xx/2025 in favor of xx.
There is a writ of fieri facias judgment against the borrower in the amount of xx which was recorded on xx/xx/2014xx
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount ofxx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx and deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan was modified on xx/xx/2018.
As per the seller’s tape, the property is owner occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx and the lender xx., on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There is deferred balance in the amount of xx and interest bearing amount is xx. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines xx "Tape shows no issue satisfied defect. Further details not provided."	* MI, FHA or MIC missing and requiredxx "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application xx)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document xx) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41894805	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,175.40	7.250%	480	xx	xx	Conventional	ARM	Cash Out	104.001%	104.001%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 xx
There are two state tax liens against the borrower xx, which were recorded on xx/xx/2018 and xx/xx/2019 in the total amount of xx
The 1st and 2nd installments of county taxes for xx have been paid in the total amount ofxx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx. As per tape data, the deferred balance is xx	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for xx month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
No post-close bankruptcy record has been found.
The foreclosure was initiated on this loan in xx, and the notice of default and election to sell located at xx was filed on xx/xx/2009. As per the document xx, the notice of default and election to sell has been canceled on xx/xx/2009. The foreclosure case was re-initiated in xx, and notice of the trustee’s sale xx xx/xx/2010, and the sale was scheduled for xx/xx/2010. Unable to confirm the outcome of the foreclosure process.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on this loan in xx and the notice of default and election to sell xx was filed on xx/xx/2009. As per the document xx, the notice of default and election to sell has been canceled on xx/xx/2009. The foreclosure case was re-initiated in xx, and notice of the trustee’s sale xx was filed on xx/xx/2010, and the sale was scheduled for xx/xx/2010. Unable to confirm the outcome of the foreclosure process.
Bankruptcy Comments:Not Applicable	The subject is a conventional ARM-rate mortgage originated on xx/xx/2006 with a P&I of xx, a rate of interest of xx, and a maturity date of xx/xx/2046. The P&I, as per payment history, is xx, and the rate of interest is xx There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2021. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines xx "Tape shows DSI vs. arrears discrepancy. Further details were not provided."	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14341499	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,351.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,702.41	2.750%	240	xx	xx	Conventional	Fixed	Refinance	33.909%	33.909%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	754	772	35.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
xx.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) xx "The subject loan closed without an appraisal. The PIW signed by the borrower is missing from the loan documents. xx search shows an estimated value of xx. The current UPB is xx"	* ATR - Unable to determine borrower's Ability To Repay xx) "The subject loan was approved at xx%. Tape shows the lender did not verify thexx as the xx confirming the income loss are missing. Lender defect. The subject loan was originated on xx/xx/2021, and the xx. xx
* Compliance Testing (Lvl 2)     "Loan fails compliance delivery and timing test for the CD dated xx/xx/2021. The document tracker is missing and xx business days were added to get the receipt date of xx/xx/2021, which is after the consummation date of 0xx/xx/2021."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase xx tolerance test. Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. Final CD dated 0xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on 0xx/xx/2021 and xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31600002	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,412.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,524.07	4.250%	120	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	24.008%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 xx
No active judgments or liens have been found.
The annual installment of county taxes for xx has been paid in the amount of xx  on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at xx. Tape shows the paystub, and the WVOE is missing from the loan file. Lender defect. The subject loan originated on xx/xx/2023, and xx. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified mortgage lending policy points and fees test due to Fees charged xxExceeds Fees threshold ofxx Over by xx
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx/xx/2023 reflect Points - Loan Discount Fee at xx. CD dated 0xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee ofxx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx. Exceeds Fees threshold of xx Over by xx
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $9,856.00. Exceeds Fees threshold of $7,049.92 Over by +$2,806.08.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $9,856.00."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55578074	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$1,020.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.65	2.999%	360	xx	xx	Conventional	Fixed	Cash Out	34.414%	34.414%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	39.510%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 xx
No active judgments or liens have been found.
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed with PIW. Zillow search shows an estimated value of xx. Current UPB xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation, and the closing or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed the charges that cannot increase test due to an increase or addition of a charge in the amount of xx and the charges that in total cannot increase more than xx test due to an increase or addition of a charge in the amount of xx. The subject is a refinance transaction originated on xx/xx/2020, xx
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed GSE QM points and fees test due to fees charged of xx exceeds fees threshold ofxx
The below fees are included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower:xx

The loan failed QM lending policy points and fees test points and fees test due to fees charged of xx exceeds fees threshold of $6,844.03 by $4,446.77.
The below fees are included in the test:
Mortgage Broker Fee (Indirect) $6,642.50
																																																																																									Points - Loan Discount Fee paid by Borrower: $4,648.30"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17295318	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	No	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.24	5.250%	180	xx	xx	Conventional	Fixed	Cash Out	68.511%	68.511%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	687	38.832%	First	Final policy	Not Applicable	Not Applicable	01/01/2022	$218,786.99	$35,486.99	3.000%	$656.19	01/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 xx
There is a junior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2023 xx
There is a civil judgment against the borrower xx recorded on xx/xx/2015.
There are xx state tax liens against the borrowerxx recorded on xx/xx/2017, xx/xx/2019, and xx/xx/2019.
The tax status is to follow.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xxPITI), which was applied for the due date of xx/xx/2025. The current P&I is xxand the interest rate is xx. The current UPB reflected as per the payment history is xx and the deferred balance isxx	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, there is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under xx. The BK was dismissed on xx/xx/2015 and terminated on xx/xx/2015.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx on xx/xx/2015. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, xx, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan was filed on xx/xx/2015. The debtor has promised to pay the trustee the amount of $100.00 per month for 6 months and $1,500.00 per month for 54 months. The Chapter 13 trustee’s final report was filed on xx/xx/2015. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2015 and terminated on xx/xx/2015.

																																																																																			The modification agreement was made between the borrowers, xx,” and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx, with the deferred principal balance of xx and the interest-bearing principal balance of xx. The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no principal forgiven amount. The loan has been modified four times since origination.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue, and the defect is satisfied. Further details not found."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20936028	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,686.97	2.875%	240	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	23.364%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 in the amount of xxxx
No active judgments or liens were found.
The annual installment of county taxes for xx has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx%. The current UPB reflected as per the payment history tape data isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	4: Unacceptable	* Type of Ownership is Leasehold or Cooperative (Lvl 4) "The title defect of the UT report dated xx/xx/2025 shows that the property is a unit in a cooperative. The subject loan originated on xx/xx/2022 with a maturity date of xx/xx/2042. As per the lease agreement located at xx, the lease terms started on xx/xx/2022 and will continue until xx/xx/2031."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees at xx. CD dated xx/xx/2022 reflects the sum of Section C  fee atxx. This is a cumulative increase of xx for charges that in total cannot increase more thanxx test. COC for increase in fee is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 3)     "Mortgage riders are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents"	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed state regulations interest rate test due to the loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located. Interest rate charged xx exceeds threshold ofxxover by xx
."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60367351	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,033.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,082.28	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	711	48.553%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 xx
There is a junior UCC lien against the subject property ixx, which was recorded on xx/xx/2024.
The annual installment of county taxes for xxhas been paid in the amount ofxx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate ofxx. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the updated title report dated xx/xx/2025, there are two notices of commencement filed in xx, Florida, against the subject propertyxx for metal and flat re-roof and for replacement of windows and doors, which were recorded on xx/xx/2024 and xx/xx/2024. The amount is not mentioned in the supportive document. The file does not show completion. CCs do not show damages.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property is owner occupied.
xx
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the loan file show the mortgage insurance certificate and mortgage insurance evidence are missing. Further details are not provided."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. MI certificate is missing from the loan file."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97239580	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,000.28	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,239.00	6.625%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	65.386%	First	Short Form Policy	Not Applicable	Not Applicable	02/07/2018	$199,918.46	$26,505.65	3.875%	$711.34	03/01/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 xx There is a writ of xx(civil judgment) against the borrower in favor of x for the amount of xxrecorded on xx/xx/2009. There is a UCC lien against the borrowerxx recorded on xx/xx/2022. The UCC amount is not provided. The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx and the interest rate is xx. The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxxand the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2025, the subject property was damaged due to water on xx/xx/2025. The check was received in the amount of xxNo details have been found regarding the completion of repairs.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy underxxon xx/xx/2015. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under xxon xx/xx/2015. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xxThe POC was filed by the creditor, xx, on xx/xx/2016, with the secured claim amount of xx and the arrearage amount ofxx. The amended POC was filed by the creditor, xx on xx/xx/2016, with the secured claim amount ofxx and the arrearage amount of xx. xxn was filed on xx/xx/2015. xx plan was filed on xx/xx/2016, and the plan was confirmed on xx/xx/2016. The debtor has promised to pay the trustee the amount of xx for xx months. Txx was filed on xx/xx/2019. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.
																																																																																		The borrower filed prior bankruptcy on xx/xx/2009, and the BK was discharged on xx/xx/2009, and the case was terminated on xx/xx/2009.	The modification agreement was made between the borrowers, xx and xx,” and the lender, XXX, on xx/xx/2018. As per the modified term, the new principal balance is xx, with the deferred principal balance of xx and the interest-bearing principal balance of xx. The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There is no principal forgiven amount. The loan has been modified twice since origination.	HUD-1 Closing Statement Mortgage Insurance	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest itemization in the file." * Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue, and the defect is satisfied. Further details not found."	* MI, FHA or MIC missing and required (Lvl 2) "The mortgage insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$32,950.71	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35673386	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,136.97	06/05/2025	Unavailable	Unavailable	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,522.34	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	64.227%	64.227%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	538	Not Applicable	47.880%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2017	$219,532.51	$64,055.00	2.000%	$470.83	05/01/2017	Change of Terms	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2006xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024/2025 has been paid in the amount ofxx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate ofxx. The current UPB reflected as per the payment history is xx and deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
As per tape data, the subject property is owner-occupied.
The foreclosure was initiated in 2022. As per the UT report dated xx/xx/2025, lis pendens was filed on xx/xx/2022. Further details are not available.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated in 2022. As per the UT report dated xx/xx/2025, lis pendens was filed on xx/xx/2022. Further details are not available.
																																																																																		Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, Loan Servicer for XXX, on xx/xx/2017. As per the modified term, the new principal balance is xx The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2017 and a maturity date of xx/xx/2057. The deferred balance is xx, and there is no principal forgiven amount. The loan has been modified once since origination.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue, and the defect is satisfied. Further details not found."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72456269	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,506.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$907.18	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	44.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 xx
No active judgments or liens have been found.
The annual installment of county taxes forxx has been paid in the amount of xxon xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate of xx%. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx.
As per the tape data, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45%. Tape shows increased DTI of 54.15%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 4.6 years at Baldwin Real Estate, FICO 714, 0X30 in the last 24 months, and $40K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$230.00."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit disclosure tracking is missing in the loan file."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2204392	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,257.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.11	3.500%	300	xx	xx	Conventional	Fixed	Refinance	71.200%	71.200%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	716	48.848%	First	Final policy	Not Applicable	Not Applicable	04/01/2023	$179,469.39	Not Applicable	3.500%	$695.25	04/01/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount ofxx on different dates.
The 1st installment of county taxes for xxis due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
According to the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lenderxx., on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I isxx with an interest rate ofxx beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase 0% tolerance test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect relock at market rate [Custom Fee] atxx Lender's title Insurance Policy at xx, and Title-Closing/Escrow [Custom Fee] at xx. Due to CD dated xx/xx/2021, it reflects a relock at market rate [custom fee] at xx a lender's title insurance policy at xx, and title closing/escrow [custom fee] at xx0. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance originated on xx/xx/2021, and the SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29834616	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,818.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$946.02	4.625%	360	xx	xx	Conventional	Fixed	Purchase	73.600%	73.600%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	22.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 xx
No active judgments or liens have been found.
The annual installment of combined taxes for xx has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows revised DTI of xx, which exceeds loan program guideline limit of xx, and supporting documents for other income ofxxused for qualification are missing. Further details not provided. Lender defect. The subject originated on xx/xx/2019, andxx. BWR has been a property assistant for xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test xx. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2018."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increasexx tolerance test. The loan estimate dated xx/xx/2019 reflects a point-processing fee of xx and an appraisal fee of xx. CD dated xx/xx/2019 reflects a point-processing fee at xx and an appraisal fee at xx. This is an increase in fees of xx for charges that cannot increase."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76353748	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,100.68	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,358.58	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	42.560%	First	Final policy	Not Applicable	Not Applicable	08/01/2010	$246,824.08	$33,800.00	4.625%	$930.70	08/01/2010	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 xx
No active judgments or liens found.
The 3rd installment of town taxes for xx is due in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of town taxes forxxhave been paid in the total amount of xx on xx/xx/2025.
The annual utilities charges for xxare due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current interest P&I isxx with an interest rate of xx The current UPB reflected as per the payment history tape data isxx, and the deferred amount is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx
The loan was modified on xx/xx/2010.
The foreclosure was initiated on the loan in xx, and the notice of lis pendens was filed on xx/xx/2008 with thexx. As per the discharge of lis pendens document, the lis pendency has been cancelled on xx/xx/2010. Again, the foreclosure case was resumed, and the notice of lis pendens was filed on xx/xx/2010 with the docket number XXX. As per the discharge of lis pendens document, the lis pendency has been cancelled on xx/xx/2010. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in xx and the notice of lis pendens,xx, was filed on xx/xx/2008 with xx. As per the discharge of lis pendensxx, the lis pendency has been cancelled on xx/xx/2010. Again, the foreclosure case was resumed, and the notice of lis pendens,xx was filed on xx/xx/2010 xx. No recent sale has been scheduled as per the latest comment. As per the discharge of lis pendens xx, the lis pendency has been cancelled on xx/xx/2010. Further details not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and the lender, xx, with an effective date of xx/xx/2010, and the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount isxxThe modified monthly P&I of xx with an interest rate of xx starting on xx/xx/2010, which will be changed in xx steps until the new maturity date of xx/xx/2050. The rate will change in xx steps, which end withxx. There is no principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject property is in UAL state and missing HUD-1. Further details not provided."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT violating predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79395966	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.60	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	68.536%	68.536%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	32.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 withxx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1998 and recorded on xx/xx/1998 in the amount ofxx .
The annual installment of combined taxes forxx has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate ofxx%. The current UPB reflected as per the payment history xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI, or VA compensation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "The home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity Loan interest and fees pre-closing disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at xx Tape shows income debt miscalculation. Further details not provided. Lender defect. The revised DTI is xx. The subject loan was originated on xx/xx/2021, and txx. BWR receives SSI, or VA compensation, has a xx, and haxx equity in the subject."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "The home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Mortgage Riders incomplete / inaccurate (Lvl 2) "Mortgage riders are incomplete/inaccurate."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85759334	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$965.49	6.540%	360	xx	xx	Conventional	Fixed	Cash Out	89.118%	89.118%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/23/2024	$111,632.22	$10,074.27	4.000%	$424.45	03/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 xx
There is a junior mortgage active against the subject property xx, a corporation originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx
There is a junior mortgage active against the subject propertyxx, originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount ofxx
There is a junior UCC lien against the subject property in favor of XXXX, recorded on xx/xx/2024.
There are xx junior civil judgments active against the subject borrower, xx, recorded on xx/xx/2017 and xx/xx/2018.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I isxxwith an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under xxon xx/xx/2014. The BK was dismissed on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy underxx on xx/xx/2014. The BK was dismissed on xx/xx/2014 and terminated on xx/xx/2014.	The modification agreement was made between the borrower, xx, and the lender, xx., on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate ofxxbeginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is a deferred balance in the amount of xx and no principal forgiven amount. The interest-bearing amount is xx The loan has been modified thrice since origination.	Balloon Rider Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows no issue/defect satisfied. No further details have been found."	* Balloon Rider Missing (Lvl 2) "Balloon rider is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "The right of rescission is missing from the loan documents."
																																																																																									* TIL not hand dated (Lvl 2) "The truth in lending is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72279047	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,645.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,935.26	3.625%	180	xx	xx	Conventional	Fixed	Refinance	87.143%	87.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	814	789	44.027%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 xx
There is a child support lien xx, which was recorded on xx/xx/2017. The supportive document does not reflect the lien amount. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate of xx. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the AUS recommendation for the subject loan is Refer with a DTI of xx."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer is missing from loan documents."
																																																																																									* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of xx, as the borrower’s income isxxand total expenses are in the amount of xx. The loan was underwritten by AUS, and its recommendation is “Referred” with a DTI ofxx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91425417	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$481.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.35	4.750%	360	xx	xx	Conventional	ARM	Refinance	74.077%	74.077%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	674	722	36.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 xx
No active judgments or liens found.
The annual installment of combined taxes for xx has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan did not fail TRID test."
* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "The subject leasehold agreement is in the file (Located at Lnxx page #13), and the leasehold term expires on xx/xx/2048, and the mortgage matures on xx/xx/2048. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a refinance, originated on xx/xx/2017, and the SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by xx.  Loan failed the TILA APR test due to calculated APR of 4.993% exceeds the disclosed APR of 4.447% by -0.546%."
																																																																																									* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16171239	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,955.88	2.250%	120	xx	xx	Conventional	Fixed	Refinance	52.500%	52.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	783	732	36.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xxhave been paid in the amount ofxx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved atxx. Tape shows the calculated investor qualifying DTI ratio of xxexceeds the approved DTI of xx and missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021 andxx xx. xx
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17546819	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$582.05	$4,247.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,150.55	2.500%	180	xx	xx	Conventional	Fixed	Refinance	34.510%	34.510%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	30.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx .
No active judgments or liens have been found.
The first, second, third, and fourth installments of county taxes foxx have been paid in the amount of $xx on different dates.
The annual installment of water/sewer charges is delinquent in the amount of xxwith a shut-off status of active as of xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate ofxx. The current UPB reflected as per the payment history is xx	Collections Comments:BWR has xx months on the job as a VP of BI & data strategy with XXX.
xx
 xx

According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx. Current UPB: xx
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved atxx. Tape shows increased DTI ofxx Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and xx xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase xxolerance test. The loan estimate dated xx/xx/2021 reflects points—loan discount fee at xxThe CD dated xx/xx/2021 reflects points—a loan discount fee at xxThis is an increase in fee of +xxfor charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and xx
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5363453	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,427.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$888.62	5.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	45.929%	First	Final policy	Not Applicable	Not Applicable	04/01/2021	$161,591.87	Not Applicable	3.000%	$578.47	04/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 xx

There is one active HOA lien against the subject propertyxx., recorded on xx/xx/2022 in the amount of xx
There are two active junior UCC financing statements against the borrower in favor of XXXX recorded on xx/xx/2020 and xx/xx/2021.
The annual installment of combined taxes for 2024 has been paid in the amount of xxon xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of xx. The current UPB, reflected as per the payment history, is xx
As per collection comment dated xx/xx/2023, the payments received in Dec xx are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2024, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per servicing comment dated xx/xx/2023, the subject property is occupied by unknown.

BWR has 8 months on the job as a xx. BWR had multiple jobs in the pastxx years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, XXX, and the lender, XXX, on xx/xx/2021. As per the modified term, the new principal balance isxx. The monthly P&I is xx with an interest rate of xx beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape and review of the file show the letter of employment gaps and source of the earnest money deposit are missing. Revised DTI is 47.81%. Further details not provided. Lender defect. The subject originated on xx/xx/2018, and the xxxx. Bxx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed ComplianceEase delivery and timing test for initial CD dated xx/xx/2018. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2018 which is on the consummation date xx/xx/2018."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by xx) and its recommendation is approve/eligible with a DTI of xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21123716	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,174.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.64	7.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	666	48.457%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 xx
There is a civil judgment against borrower xx which was recorded on xx/xx/2021 in the amount ofxx
The annual installment ofxx taxes for the combined has been paid in the amount ofxx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount ofxx(PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate of xx. The current UPB reflected as per the payment history isxx	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current P&I is $xx with an interest rate of xx. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
Unable to determine owner occupancy.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I ofxx, a rate of interest ofxx, and a maturity date of xx/xx/2049. The P&I as per payment history tape data is xx and the rate of interest is xx. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The modification agreement is missing from the loan file.	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue, and the defect is satisfied. Further details not found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects Points - Loan Discount Fee & State Tax/Stamps  at $0.00 & $0.00. Final CD dated xx/xx/2019 reflects  Points - Loan Discount Fee & State Tax/Stamps atxx.00. This is fee increase ofxx for xx tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx/xx/2019 and xx

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2019 reflects the sum of Section C fees and Recording fee at xx. CD dated xx/xx/2019 reflects the sum of Section C and Recording fee atxx. This is a cumulative increase of $309.62 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test xxdue to an APR calculated atxx exceeds APR threshold ofxx% over byxx. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15583430	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,602.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,110.49	6.375%	360	xx	xx	Conventional	Fixed	Refinance	84.762%	84.762%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	65.504%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	08/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument xx in the amount of xx There is a divorce judgment against the borrower in favor of xx, which was recorded on xx/xx/1994 in the amount of $0.00. There is a credit card judgment against the borrower in favor of xx, N.A., which was recorded on xx/xx/2016 in the amount of xx. The annual installment of county xx for 2024 has been paid in the amount of xx on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $906.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $510.60 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to servicing comments dated xx/xx/2021, the subject property was damaged due to hurricane. As per the servicing comment dated xx/xx/2021, the loss claim funds were received in the amount of $6,232.39. No comments have been found regarding repair completion. Subsequent comments do not show damage.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2007 with a P&I of $1,110.49, a rate of interest of 6.375%, and a maturity date of xx/xx/2037. The P&I, as per the payment history, is $510.60, and the rate of interest is 2.875%. The current UPB reflected as per the payment history is $135,325.40. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2021 with a maturity date of xx/xx/2061. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue or defect satisfied. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,232.39	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45600212	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$887.49	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$578.31	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	49.513%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx with xx
There is one junior mortgage against the property in favor ofxx, which was recorded on xx/xx/2024 for the amount of xx
The first installment of county taxes for 2023/2024 has been paid in the amount of $464.03 on xx/xx/2024.
The first installment of county taxes for 2024/2025 has been paid in the amount of $488.12 on xx/xx/2025.
The second installment of county taxes for 2023/2024 has been paid in the amount of $423.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $886.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $578.31 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.83 years on the job as an agent with XXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase 0% tolerance test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.51%. The tape reflects an increased DTI of 59.39%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 14.83 years on the job as an agent with State Farm Insurance, a FICO score of 673, 0X30 in the last 24 months, $99K equity in the subject, and $1,768 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,518.75. This is an increase in fees of $1,518.75 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19295155	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,001.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$725.91	5.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	32.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
There is one junior partial claim mortgage against the subject property originated on xx/xx/2023 in favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The annual county taxes for 2025 have been paid on xx/xx/2025.
The annual water taxes for 2025 are due in the amount of $328.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $988.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $725.91 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. No details pertaining to the damage to the subject property have been observed. As per the tape data, the subject property is owner occupied.
 BWR has been SE for 3.33 years as a driver.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete because the initial CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.72%. The tape shows SE income could not be verified using reasonably reliable third-party records. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL will expire on 8/XX/25. BWR has been SE for 3.33 years as a driver, has a FICO of 731, has had 0X30 in the last 24 months, and has $7K equity in the subject. The review shows ATR confirmed."
																																																																																									* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance is failing for state regulations PA license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6705153	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,784.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$322.54	4.375%	360	xx	xx	Conventional	Fixed	Refinance	86.630%	86.630%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	31.024%	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2022	$77,000.07	$11,640.07	3.000%	$233.98	05/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2023 was paid in the amount of $892.00 on xx/xx/2024.
The 2nd installment of combined taxes for 2023 was paid in the amount of $892.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $620.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $233.98 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the deferred amount is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $620.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $233.98 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx  and the deferred amount is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx on xx/xx/2022. As per the modified term, the new principal balance is xx, out of which xx is the interest bearing amount and the deferred amount is xx The monthly P&I is $233.98 with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no principal forgiven amount. The loan has been modified once since origination.	Good Faith Estimate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issue. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan fails prohibited fees test. The below fees were included in the test: Tax Service Fee paid by Borrower: $79.00 Lender's Title Insurance Policy paid by Borrower: $300.00"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial good faith estimate is missing from the loan document."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending is missing from the loan document."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2281418	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,229.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.11	5.570%	360	xx	xx	Conventional	Fixed	Refinance	47.458%	47.458%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	67.309%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument xx in the amount of xxwith xx
There is a prior mortgage against the property in favor of xx., which is recorded on xx/xx/2001 and in the amount of xx
There is a junior judgment against the borrower in favor of xx, which is recorded on xx/xx/2019 in the amount of xx
The annual installment of county taxes for 2025 has been paid in the amount of $1,114.64 on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of $1,114.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $821.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $606.68 with an interest rate of 5.570%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $641.11, a rate of interest of 5.570%, and a maturity date of xx/xx/2048. The P&I as per payment history tape data is $606.68, and the rate of interest is 5.570%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Credit Report Origination Appraisal Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 67.30%. Tape shows the total DTI exceeds the allowable DTI of 43%, and review of the file shows ATR could not be determined as AUS, 1008, and loan approval is missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018 and the 3-year SOL has expired. BWR receives social security income, FICO 786 and 0X30 over the last 24 months."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 67.30%, as the borrower’s income is xx and total expenses are in the amount of xx and AUS/LP report is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of  xx Current UPB is $91K."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91095835	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,116.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,216.04	3.000%	360	xx	xx	Conventional	Fixed	Purchase	66.667%	66.667%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	684	Not Applicable	43.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx
No active judgments or liens have been found.
The 1st and 2nd annual installments of town taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,986.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,216.04 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 5.16 years on the job as a chief technology officer with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The loan was originated on xx/xx/2021. Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects points - loan discount fee at $0.00. CD dated xx/xx/2021 reflects points - loan discount fee at $6410.25. This is an increase in fee of $6410.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 1) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66008438	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,618.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,397.47	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	75.932%	75.932%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	53.539%	First	Final policy	Not Applicable	Not Applicable	11/10/2021	$195,242.87	Not Applicable	3.000%	$698.94	12/01/2021	Financial Hardship	As per the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument xx in the amount of xx
There are two junior mortgages against the subject property in favor of xx The first junior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx And the second junior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx
The first installment of county taxes for 2025 is paid in the amount of $809.43 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $809.42 on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,004.34 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $698.94, and the interest rate is 3.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender on xx/xx/2021. As per this modification agreement, the new principal balance is xx, and the borrower promised to pay principal and interest in the amount of $698.94 at a rate of 3.000% beginning on xx/xx/2021. According to this agreement, the new maturity date will be xx/xx/2061. There is no deferred or forgiven amount.	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows "defect satisfied." Further details were not provided."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test due to final TIL is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																									* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2003, note date is xx/xx/2003 and HUD-1 shows settlement date is xx/xx/2003."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22182269	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$429.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$413.94	7.500%	360	xx	xx	Conventional	ARM	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	XXXX	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument xx in the amount of xx with xx
There are six water/sewer liens against the subject property in favor of xx which were recorded on different dates in the total amount of xx
 The annual first installment of county taxes for 2024/2025 has been paid in the amount of $429.51 on xx/xx/2025.
The annual second installment of county taxes for 2024/2025 is due in the amount of $429.51 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $454.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $230.14 with an interest rate of 3.000%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with a P&I of $413.94, a rate of interest of 7.50000%, and a maturity date of xx/xx/2036. The P&I, as per payment history tape data, is $230.14, and the rate of interest is 3.000%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2010. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The subject loan is NOO. The tape and review of the file show the final HUD-1 is missing from the loan documents, and the subject property is located in a xx . Further details not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."	* Credit score not provided (Lvl 2) "The credit report is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75937575	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,127.50	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,085.96	7.458%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2018	$403,590.59	$58,590.59	4.000%	$1,647.09	11/01/2018	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument xx in the amount of xx with xx
There is an active junior mortgage against the subject property that originated on xx/xx/2008 and was recorded on xx/xx/2008 with xx
There is a hospital, medical, or attorney lien against the borrower in favor of xx, which was recorded on xx/xx/2011.
There are five civil judgments against borrower in favor of different plaintiffs for the total amount of xx which were recorded on different dates.
Parcel xx
The first and second installments of town taxes for 2025 have been paid in the total amount of $3,005.00 on xx/xx/2025 and xx/xx/2025.
Parcel #xx
The first and second installments of town taxes for 2025 have been paid in the total amount of $58.75 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,157.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,647.09 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the borrowers and the lender on xx/xx/2018.
No foreclosure activity has been found.
According to the PACER, the borrower, xx filed bankruptcy under xx with the case xx on xx/xx/2017. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, xx, on xx/xx/2018, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan was confirmed on xx/xx/2018. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.

The modification agreement was made between the borrowers and the lender on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is $1,647.09 with an interest rate of 4.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2034. There is a deferred balance in the amount of xx, and the principal forgiven amount is xx. There is a balloon payment in the amount of xx	Credit Report HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the state of xx which has unlimited assignee liability for state high cost, and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with the estimated HUD-1 and fee itemization, is missing from the loan documents. Tape shows HUD-1 is missing, and the subject property is located in a xx state."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan documents. Zillow search shows an estimated value at xx. Current UPB is $300K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66990287	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,010.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,750.00	Not Applicable	5.500%	360	xx	xx	Conventional	ARM	Cash Out	54.545%	54.545%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx
There is a notice of special tax lien against the subject property in favor of the xx which was recorded on xx/xx/2016.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $9,010.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,812.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,433.95 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The deferment agreement between xx which was recorded on xx/xx/2022, has a deferment amount of xx, and 22 payments have been deferred, which is located at xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan closed as a no-ratio loan, and ATR is not applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan closed as non-compliant HPML. Infinity compliance test result shows the loan failed HPML test."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.119% exceeds APR threshold of 5.570% over by +0.549. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93641432	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,324.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,119.81	5.000%	360	xx	xx	Conventional	Fixed	Refinance	117.996%	117.996%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	31.137%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2021	$206,448.42	Not Applicable	2.875%	$641.01	08/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument xx in the amount of xx with xx
There is one prior UCC lien against the property in favor of xx which was recorded on xx/xx/2009.
There is one junior UCC lien against the property in favor of xx which was recorded on xx/xx/2014.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,324.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,073.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $641.01 with an interest rate of 2.870%. The current UPB reflected as per the payment history is xx and deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx The monthly P&I is $641.01 with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Good Faith Estimate Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape, the defect shows no issue or defect satisfied. Further details not provided."	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial Truth in Lending Disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing"
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33600191	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$1,562.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$863.53	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	49.366%	First	Final policy	Not Applicable	Not Applicable	09/01/2021	$126,490.87	$5,490.87	3.125%	$441.92	09/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument xx 8in the amount of xx with xx.
There are two HOA foreclosure lis pendens active against the subject property in favor of xx which were recorded on xx/xx/2009 and xx/xx/2011. HOA lien information is not provided in the notice of lis pendens. No further details are provided.
The annual installment of combined taxes for 2023 has been paid in the amount of $1,562.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $611.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $441.92 with an interest rate of 3.130%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the current occupancy is owner-occupied.
As per the comment dated xx/xx/2025, the property is damaged due to flood. No further details are found.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is $441.92 with an interest rate of 3.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance of xx and no principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows no issue/defect satisfied. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b)) First mortgage lender licenses and secondary mortgage lender licenses in existence on xx, 2008 shall be deemed on and after xx 2008, to be a mortgage lender license."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55012143	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,201.87	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$994.51	4.125%	360	xx	xx	Conventional	Fixed	Refinance	83.163%	94.788%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	177.404%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2024-2025 has been paid in the amount of $3,201.87 on xx/xx/2025.
  The 2nd installment of county taxes for 2024-2025 is due in the amount of $3,201.87 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1631.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $994.51 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
  Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx,' filed bankruptcy under Chapter 7 with the xx on xx/xx/2019. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower,xx on xx/xx/2019. The borrower did not file Schedule D of the voluntary petition. The Chapter 7 plan was filed on xx/xx/2019. This plan was not confirmed yet. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Loan is closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB is $164K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 177.40%. Tape shows ATR issue. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2016, and the 3-year SOL has expired. BWR receives SSI income, FICO 732, and 1X30 in the last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2015 does not reflect Rate Lock Fee. Final CD dated 0xx/xx/2016 reflects Rate Lock Fee at $512.99. This is an increased fee in the amount of +$512.99 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on 0xx/xx/2016, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 177.404%, as the borrower’s income is xx and total expenses are in the amount of xx. The AUS report is missing from the loan documents. The subject loan was originated on xx/xx/2016, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38158658	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$510.69	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.00	9.630%	300	xx	xx	Conventional	ARM	Cash Out	66.460%	66.460%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument xx in the amount of xx with xx
There is a junior mortgage against the subject property that was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument xx
There is a UCC lien against the subject propert in favor of xx, recorded on xx/xx/2024.
The annual installment of county taxes for 2024 has been paid in the amount of $490.26 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $766.24(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $586.05 with and interest rate is 8.149%. The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
As per the notice of lis pendens located at xx” the foreclosure was initiated in 2014 and the complaint was filed on xx/xx/2014. As per the document located at xx the foreclosure was dismissed on xx/xx/2014.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the notice of lis pendens located at xx the foreclosure was initiated in 2014 and the complaint was filed on xx/xx/2014. As per the document located at xx the foreclosure was dismissed on xx/xx/2014. Further details are not provided.
																																																																																		Bankruptcy Comments:Not Applicable	This is a conventional ARM mortgage with a P&I of $667.00, a rate of interest of 9.630%, and a maturity date of xx/xx/2030. The P&I as per payment history tape data is $586.05, and the rate of interest is not available. There is a difference in P&I with respect to the note. As per the seller’s tape, the loan was modified on xx/xx/2021. The tape shows the deferred balance is xx The modification agreement is missing from the loan file.	Final Truth in Lending Discl.	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows a DSI vs. arrears discrepancy. Further details not provided."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14679119	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,178.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,246.79	4.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	724	Not Applicable	22.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx in the amount of xx with xx
There is an active water/sewer lien against the subject property in favor of xxwhich was recorded on xx/xx/2024 in the amount of xx.   UT shows an alert for unit 4 missing from the property address on the water/sewer lien document.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of $4,178.57 on xx/xx/2025 and xx/xx/2025.
The annual 1st and 2nd installments of county taxes for 2024 have been paid in the amounts of $3,925.10 on xx/xx/2024 and xx/xx/2024.
The annual installment of water/sewer charges for 2025 has been delinquent in the total amount of $98.84, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan. and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,773.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,246.79 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No bankruptcy activity has been found.
BWR has 32 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan is HPML non-compliant. Infinity compliance report shows the loan failed the HPML test. Further details are not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to APR calculated 5.372% exceeds APR threshold 4.730% over by +0.642%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of Section C fees at $3,046.98. CD dated xx/xx/2021 reflects the sum of Section C fee at $2,645.50. This is a cumulative increase of +$401.48 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
																																																																																									* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 5.372% exceeds the APR threshold of 4.490% by +0.882%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27248531	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,097.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,298.64	3.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	802	790	43.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx There is a state tax lien against the borrower in favor of xx which was recorded on xx/xx/2025. There is a prior state tax lien against the borrower in favor of xx’ in the total amount of xx, which was recorded on xx/xx/2005. There is a prior judgment in the amount of $1,100.00 in favor of xx which was recorded on xx/xx/2016. There is a child support lien in the amount of xx which was recorded on xx/xx/2018 in favor of xx The 1st and 2nd annual installments of town taxes for 2024 have been paid in the amount of $4,972.81 on xx/xx/2025 and xx/xx/2025. The 3rd annual installment of town taxes for 2024 is due in the amount of $2,562.17 on xx/xx/2025. The annual installment of utility charges for 2024 is due in the amount of $276.75 on xx/xx/2025. No prior year delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,193.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,298.64 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape, the property is owner occupied. No details pertaining to the damage to the subject property have been observed. xx has 34.03 years on the job as an ophthalmologist with xx has 34.03 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows qualifying assets for closing are less than cash from the borrower. Assets are insufficient for closing. Bank statements in the file show $86K, and the cash-to-close requirement is $82K. Further details not provided. The subject loan originated on xx/xx/2016."
																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations prohibited fees test. The following fees were included in the test: HOA Capital Contribution paid by Borrower: $250.00 Maintenance - Dec HOA Dues paid by Borrower: $300.00 Optional Legal Fee paid by Borrower: $1,165.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.86%. Tape shows SE income documentation is not sufficient, as the BWR's strength of SE business reflects a significant decline in earnings. Revised DTI is 52.29%. Further details not provided. BWR defect. The subject originated on xx/xx/2016, and the 3-year SOL has expired. BWR1 has been SE for 34.03 years at xx BWR2 has 34.03 years on the job as a xx, a FICO of 790, $124K equity in the subject, 0X30 over the last 24 months, and a residual income of xx."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3600870	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,650.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,736.42	6.000%	360	xx	xx	Conventional	ARM	Purchase	56.834%	56.834%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	781	20.474%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
There is a junior mortgage against the subject property that was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount ofxx
The first installment of county taxes for 2025 has been paid in the amount of $5,825.13 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $5,825.13 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,468.93(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,736.42 and the interest rate is 6.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2025, there is a payment dispute.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 18.58 years.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was changed from conventional fixed rate to ARM and the required ARM loan program disclosure was not provided within the 3 days. Further details not provided."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31519475	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,077.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,909.07	3.000%	360	xx	xx	Conventional	Fixed	Refinance	54.118%	54.118%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	36.475%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025 have been paid in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,249.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,909.07 with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.55 years on the job as a manager at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID exception. Further details not provided. Infinity CE report shows the loan failed the TRID tolerance test."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Credit Report Fee at $16.00. Final CD dated xx/xx/2020 reflects Credit Report Fee at $16.40. This is an increase in fee of +$0.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30034381	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,262.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.26	3.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	715	42.931%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with xx
There is one junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount ofxx
The 1st and 2nd installments of combined taxes for 2024 are due in the amount of $6,262.46 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,247.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,357.26 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the tape data, the subject property is owner- occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.76 years on the job as a district paint manager at xx
BWR2 has 17.55 years on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the file shows the MI certificate is missing from the loan documents. Further details not provided."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64907885	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,413.50	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	7.600%	360	xx	xx	HELOC	ARM	Cash Out	52.692%	52.692%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2022	$117,392.83	$17,187.06	3.375%	$391.06	12/01/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument xx in the amount of xxwith xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $3,413.50 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $707.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $391.06 with an interest rate of 3.375%. The current UPB reflected as per the payment history isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the xx on xx/xx/2015. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with thexx on xx/xx/2015. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.	The recast agreement was made between the borrower and the lender on xx/xx/2022. As per the modified term, the new principal balance isxx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is $391.06 with an interest rate of 3.375% beginning on xx/xx/2022 and a maturity date of xx/xx/2056. There is no principal forgiven amount.	Condo/PUD Rider Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape data, there is no issue or defect satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test due to the first mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license."
* Condo / PUD rider Missing (Lvl 2)     "Condominium rider is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB $90K."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77581508	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.63	3.500%	360	xx	xx	Conventional	Fixed	Refinance	86.041%	86.041%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	67.532%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument xxin the amount of xx
The water/sewer charges for 2025 is delinquent in the amount of $157.42 on xx/xx/2025.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $2,980.17 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $819.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.63 with an interest rate of 3.50%. The current UPB reflected as per the payment history isxx and deferred balance isxx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a taxi driver with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal is missing."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB: $84K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 67.53%. ATR could not be determined as the income docs and asset docs are inconsistent. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 4 years on the job as a taxi driver with xx, FICO 669, and 0X30 in the last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance is failing for state regulationsxx license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx. The calculated finance charge is xx for an undisclosed amount of -$114.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

The loan failed TILA foreclosure rescission finance charge of xx exceeds disclosed finance charge of xx by -$79.00.

The subject loan is a refinance, originated on xx/xx/2017, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to initial LE is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 67.53%, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU xx, and its recommendation is “Approve/Eligible” with a DTI of 67.53%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73718584	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,085.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,907.25	5.750%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	763	49.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $2,542.71 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $2,542.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,271.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,907.25 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a xx at the XX of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.83%. Tape shows the calculated investor qualifying DTI ratio of 51.66% exceeds approved DTI of 49.84%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active. BWR has 2.58 years on the job as a xx at the City of xx, FICO 752 and $98K equity in the subject. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$389.47. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,170.00. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $1,868.18. This is an increase in fee of +$698.18 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65349874	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,474.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,162.94	3.000%	240	xx	xx	Conventional	Fixed	Purchase	33.058%	33.058%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	814	39.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $5,474.42 on xx/xx/2024.
The annual town taxes for 2024 were paid in the amount of $482.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,162.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,162.94 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,162.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,162.94 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx
The reason for default is not available.
No evidence has been found regarding foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 1 year on the job as an xx. Previously, BWR had 20 years on the job as data files director with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.88%. The tape shows income could not be verified as the WVOE is more than 90 days at closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR has 1 year on the job as an analytics director with xx, FICO 804, 0X30 in the last 24 months, and $848 equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflect Transfer Taxes Fee at $2,020.00. CD dated 7/XX/22 reflects Transfer Taxes Fee at $2,360.00. This is an increase in fee of $340.00 for charges that cannot increase.
Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees at $2,415.90 CD dated xx/xx/2022 reflects the sum of Section C at $1,009.80. This is a cumulative increase of +$1,406.10 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed TRID total of payments test due to charge xx allow xx less by -$3,071.95.
																																																																																									A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021, xx/xx/2021 and xx/xx/2021."		Moderate	Pass	Fail	No Result	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58965256	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,480.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.87	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	770	Not Applicable	19.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx
There are two state tax liens against the borrower in favor of the xx  which were recorded on xx/xx/2023 in the total amount of xx
The second installment of county taxes for 2024, is due in the amount of $3,246.89, on xx/xx/2025.
The first installments of county taxes for 2024 have been paid in the amount of $3,246.89 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,009.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,156.87 with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape and review of the file show 2 months of assets are missing from the loan documents. The bank statement in the file shows $61K in assets; a down payment of $26K satisfies the cash-to-close requirement of $29K. Further details not provided. BWR has been an SE for 8 years at xx, with a FICO score of 770 and $79K equity in the subject."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Inspection Fee. Final CD dated xx/xx/2020 reflects Inspection Fee at $125.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69025683	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$673.81	$1,347.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,484.36	7.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	789	761	39.571%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in book 1212, xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $673.81 on xx/xx/2025.
The second installment of county taxes for 2025 has been delinquent in the total amount of $673.81, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,746.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,484.36 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine occupancy of the property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.33 years on the job as xx Previously, BWR1 had 6.5 years on the job as a xx Additionally, BWR1 receives retirement income.
BWR2 has 5.5 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Notice of Servicing Transfer	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +$321.03.
The below fees were included in this test:
Commitment Fee paid by Borrower: $995.00
Loan Origination Fee paid by Borrower: $5,531.76
Points - Loan Discount Fee paid by Borrower: $3,983.85.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +$321.03.
The below fees were included in this test:
Commitment Fee paid by Borrower: $995.00
Loan Origination Fee paid by Borrower: $5,531.76
Points - Loan Discount Fee paid by Borrower: $3,983.85."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan has no issues or defects. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees at $2,025.00. CD dated xx/xx/2024 reflects the sum of Section C fee at $2,312.00. This is a cumulative increase of +$84.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on 0xx/xx/2024 and the 1-year SOL has expired."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6277106	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,022.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$777.53	1.000%	480	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	609	20.920%	First	Final policy	Not Applicable	Not Applicable	04/28/2011	$345,279.88	Not Applicable	3.875%	$863.20	06/01/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with xx
There is a junior mortgage against the subject property that was originated on xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $5,717.74 on xx/xx/2024.
The first and second installments of county taxes for 2025 are due in the amount of $6,022.26 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,613.76(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $863.20 and the interest rate is 3.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx, on xx/xx/2011. As per the modified term, the new principal balance is xx The commencement date is xx/xx/2011 and continues through xx/xx/2016. The monthly P&I is $863.20 with an interest rate of 3.875% beginning on xx/xx/2016 and a maturity date of xx/xx/2047. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl.	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan not amortizing according to the terms of the note/modification."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test due to loan has prepayment of 12 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to calculated APR of 0.000% exceeds the disclosed APR of 3.446% under disclosed by -3.446%. The final TIL is missing from the loan documents."
																																																																																									* Final TIL Missing or Not Executed (Lvl 2) "Final TIL signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16119274	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,902.80	06/02/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.45	6.625%	480	xx	xx	Conventional	Fixed	Cash Out	69.106%	69.106%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	654	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument xx in the amount of xx
There are 4 active municipal liens against the subject property in favor of the xx, a municipal corporation, which were recorded on different dates in the total amount of xx
There are two code enforcement liens against the subject property in favor of the xx which were recorded on xx/xx/2012 in the total amount of xx
The first installment of county taxes for 2024 has been paid in the amount of $1,596.54 on xx/xx/2025.
The annual installments of water/sewer charges for 2025 have been delinquent in the amount of $9,278.92, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $890.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $459.92 with an interest rate of 2.00%. The current UPB reflected as per the payment history is xx and deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
As per the seller's tape, the subject property is owner-occupied.

As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2015. The complaint was filed on xx/xx/2015. The complaint was amended on xx/xx/2016. The foreclosure was dismissed on xx/xx/2017 due to a loss mitigation workout.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2015. The complaint was filed on xx/xx/2015. The complaint was amended on xx/xx/2016. The foreclosure was dismissed on xx/xx/2017 due to a loss mitigation workout.
																																																																																		Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,010.5, a rate of interest of 6.625%, and a maturity date of xx/xx/2048. The P&I as per payment history tape data is $459.92, and the rate of interest is 2.00%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The modification agreement is missing from the loan file.		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows no issues or defects on the subject loan. Further details not provided."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12019959	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,754.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.99	3.375%	360	xx	xx	Conventional	Fixed	Refinance	79.167%	79.167%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	750	Not Applicable	48.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument xx in the amount of xx There is a state tax lien against the borrower in favor of the xx, recorded on xx/xx/2025, in the amount of xx . There is a notice of renewal of judgment against the borrower in favor of xx which was recorded on xx/xx/2023, in the total amount of xx. There is an active UCC filing against the subject property in favor of xx, which was recorded on xx/xx/2023. There is also a prior active UCC filing against the subject property in favor of xx which was recorded on xx/xx/2021. The annual installment of combined taxes for 2024 has been paid in the amount of $2,754.06 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,525.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.99 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. As per seller's tape, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has 18 years on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the loan has a TRID violation, and the SOL has expired. Further details not provided. Infinity compliance report shows the loan failed charges that cannot increase 0% tolerance test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 43.47%. Tape shows revised DTI of 50.32%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 18 years on the job as an xx with xx, FICO 750, 0X30 in the last 24 months, $62K equity in the subject, and $1,971 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test due to increase of fee in Final CD dated 0xx/xx/2022. Initial LE dated xx/xx/2021 reflects Appraisal Review Fee at $0.00. Final CD dated 0xx/xx/2022 reflects Appraisal Review Fee at $715.15. This is fee increase of $715.15 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the SOL is 3 year expired."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80707808	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,398.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$699.82	3.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	802	24.705%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $3,262.39 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,681.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $683.28 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
 Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan has been modified on xx/xx/2021.
 No foreclosure activity has been found. No post-close bankruptcy record has been found.  BWR receives SSI and pension income.
BWR1 receives SSI and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $699.82, a rate of interest of 3.25000%, and a maturity date of xx/xx/2051. The P&I as per payment history tape data is $683.28, and the rate of interest is 3.250%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2021. The borrower made payment through an unexecuted note, which is located at xx showing P&I $683.28. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Hazard Insurance Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape, no issue or defect was satisfied. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed the charges that cannot increase 0% tolerance test. The loan estimate (LE) dated xx/xx/2021 reflects a credit report fee of $17.00 and does not reflect intangible tax of $321.60 & state tax/stamps of $562.80. The Closing Disclosure (CD) dated xx/xx/2021 reflects a credit report fee of $17.12 & an intangible tax of $321.60 & state tax/stamps of $562.80. This represents an increase in fees of $884.52 for charges that cannot increase. A valid change of circumstance (COC) for the increase in fee is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. Zillow shows an estimated value amount of xx. The current UPB is xx."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69212071	xx	PH+SC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	05/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43549143	xx	PH+SC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	04/15/2025	Not Applicable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,935.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,171.88 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the FC was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed as the loan was reinstated.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property occupied by unknown party.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed as the loan was reinstated.
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5080780	xx	PH+SC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,214.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,431.39 with an interest rate of 7.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48221426	xx	PH+SC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,495.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,351.97 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63415662	xx	PH+SC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	04/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,788.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,621.15 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No comments have been found regarding foreclosure and bankruptcy.
The RFD is unable to be determined.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18474123	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	Second	$0.00	$719.50	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,338.75	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	48.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx
There is an active prior mortgage against the subject property that originated on xx/xx/2023 in favor of xx which was recorded on xx/xx/2023. The loan amount is not mentioned on the mortgage document.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024. The amount of judgment is not mentioned in the supportive documents.
There are two civil judgments found against the prior owner in favor of xx., recorded on xx/xx/2024 and xx/xx/2024. The amount of judgment is not mentioned in the supportive documents.
The 1st installment of county taxes for 2024 has been paid in the amount of $359.75 on xx/xx/2025.
The 2nd installment of county taxes for 2024 is due in the amount of $359.75 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $2,339.00 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.25 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the source of funds does not meet guidelines. Review of loan file shows bank statements in the loan file shows xx. Final CD shows cash to close requirement of $40K. Verified gifts of $42k satisfy the cash to close requirement. Further details not provided. Subject loan originated on xx/xx/2025. BWR has 2.25 years on the job as a xx, FICO 759 and $83K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1-year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection fee. Final CD dated xx/xx/2025 reflects Appraisal Re-Inspection fee at $175.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1-year."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63089864	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	05/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,117.35	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	29.659%	First	Title Search	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 in the amount of xx
No active judgments or liens have been found.
This is a Co-op Property, with no taxes.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,117.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,117.35 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been employed as senior director with the xx for 4 months. Previously, BWR was employed for 4.75 years with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2054. As per the lease agreement located at xx the ground lease is held by XX, and the leasehold expires on xx/xx/2035."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the SOL is 1 year."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows the closing attorney misplaced the original assignment of lease from the seller to the buyer, and Chase would not accept a post-funding executed document. The investor was not willing to purchase, and the lender did not approve selling co-op loans to Freddie Mac. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 3) "Settlement service providers list and purchase home loan toolkit is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9153510	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	No	Not Applicable	First	$0.00	$486.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.10	5.990%	360	xx	xx	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	41.435%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx. No active judgments or liens have been found. The combined annual taxes for 2024 were paid in the amount of $486.40 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, we are unable to determine the next due date, the last payment received. The current P&I is $1,154.10 and the interest rate is 5.99%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:Unable to determine the current status of the loan. According to payment history tape data as of xx/xx/2025, we are unable to determine the next due date, the last payment received. The current UPB reflected as per the payment history tape data is xx. As per the seller’s tape data, the subject property is owner-occupied. Unable to determine the reason for default. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 7.08 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR has only one open authorized user account. Review shows ATR confirmed as WVOE supports income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39773827	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,066.43	08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,482.69	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	730	48.519%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,066.43 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,196.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,482.69 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has been SE for 15.08 years at XXX.
BWR2 has 1.75 years on the job as a receptionist with xx
Previously, BWR2 had 5 months on the job as a style consultant with XXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.51%. Tape shows income miscalculation. Review shows lender excluded liabilities and did not include rental loss in DTI. Revised DTI 62.58%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 15.08 years at xx. BWR2 has 1.75 years on the job as a receptionist with xx, FICO 709, and $29K equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the qualified mortgage lending policy points and fees test due to the fees charged, xx, exceed the fees threshold of xx by +$259.66. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $605.00 Underwriting Fee paid by Borrower: $995.00"
																																																																																								* GSE Points and Fees Test Violations (Lvl 3) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to the fees charged, xx, exceed the fees threshold of xx by +$259.66. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $605.00 Underwriting Fee paid by Borrower: $995.00"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29254067	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,286.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.58	4.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	704	41.819%	First	Final policy	Not Applicable	Not Applicable	02/05/2024	$254,721.10	Not Applicable	4.125%	$1,084.47	02/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with xx
There is one state tax lien against the borrower, xx which was recorded on xx/xx/2024.
There are two civil judgments against the borrower, xx, in favor of the xx in the total amount of $210.00, which were recorded on xx/xx/2020 and xx/xx/2020.
There is one civil judgment against xx in favor of xx for the amount of xx, which was recorded on xx/xx/2024. The name of the defendant does not match the name of the borrower.
The first installment of combined taxes for 2025 has been paid in the amount of $4,286.58 on xx/xx/2024.
The second installment of combined taxes for 2025 is due in the amount of $4,286.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,279.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,084.47 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is the illness of the mortgagor.
The loan was modified on xx/xx/2024.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property was damaged. There were oxidational stains present, siding damage, and moss on the roof. No comment has been found regarding the estimated cost of repairs. No comment has been found regarding completion of repairs.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.

BWR1 has 9.5 months on the job as an installer with xx. BWR has prior employment experience as an installer with xx
  BWR2 has 1.25 years on the job as a librarian with xx. Previously, BWR2 had 1.08 years on the job as a librarian with the xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and the lender,xx, on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $1,084.47 with an interest rate of 4.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.81%. Tape shows hourly wage income of BWR1 and BWR2 is not supported by 1-year history. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. BWR1 has 9.5 months on the job as an installer with XXXX, BWR2 has 1.25 years on the job as a librarian with XXXX, FICO 704, and $34K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the New York subprime home loan initial loan estimate delivery date validation test, as the initial loan estimate delivery date is required to determine the fully indexed rate as used in the New York subprime home loan definition."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2016 and the 1-year SOL is expired."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24665485	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,286.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.67	5.990%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	25.586%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,286.02 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $735.66 P&I, which was applied for the due date of xx/xx/2025. The current P&I is $735.67 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits, non-educational income, and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows BWR intends to pay off the loan shortly after closing. Further details not provided."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete, as the initial LE is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2023 and the 1-year SOL is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1362087	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$468.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.32	5.990%	360	xx	xx	Conventional	Fixed	Purchase	25.838%	25.838%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	812	Not Applicable	35.799%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $468.67 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $417.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $417.32 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xx. Previously, BWR was a xx for 14 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete, as the initial LE is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the SOL is 1 year."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 35.79%. Tape shows income miscalculation revised DTI of 50%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 10 months on the job as a xx FICO 812, 1X30 since inception, $200K equity in the subject, and $1,107 residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58653767	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,857.40	04/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.60	6.750%	360	xx	xx	Conventional	Fixed	Purchase	26.475%	26.475%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	786	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $3,703.10 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,048.60 (P&I), which was applied for the due date of xx/xx/2025. The current P&I is $648.60 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2.58 years on the job as an xx with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "The tape shows a compliance error in disclosing the loan. Infinity compliance testing report does not fail any compliance tests. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53499301	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$5,600.49	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,171.31	5.990%	360	xx	xx	Conventional	Fixed	Purchase	36.517%	36.517%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	49.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx in the amount of xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,432.48 on 12/19/224.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,200.00, which was applied for the due date of xx/xx/2025. The current P&I is $1,171.31 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR receives SSI and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.78%. The Lender miscalculated SSI. Lender defect. Revised DTI 54.56%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR receives annuity, retirement and SSI, FICO 785, $2,335 residual income, 0X30 since inception and $340K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85749302	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,136.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.22	6.250%	360	xx	xx	Conventional	Fixed	Purchase	95.223%	95.223%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	43.186%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,136.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,227.22, which was applied for the due date of xx/xx/2025. The current P&I is $1,227.22 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as a xx Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.18%. The tape shows the credit report expired prior to closing and an increased DTI of 46.44%. Further details not provided. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 5 months on the job xx FICO 717, 0X30 in the last 24 months, $16K equity in the subject, and $2,253 residual income. Review shows ATR confirmed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40851282	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$390.04	05/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,953.04	6.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	737	43.658%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $390.04 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,953.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,953.04 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.33 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows early payoff. The borrower inaccurately communicated that they were going to pay off the loan shortly after closing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37413523	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,966.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,618.29	6.188%	360	xx	xx	FHA	Fixed	Purchase	86.473%	86.473%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	42.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $7,966.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,580.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,618.29 with an interest rate of 6.188%. The current UPB reflected as per the payment history is xx. PH for the month of December 2024 shows a bulk payment in the amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per the comments dated xx/xx/2024, these are the borrower's payments.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR has been SE as a realtor for 2.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.14%. Tape shows SE income miscalculation as the lender qualified BWR using only 1-year tax return instead of 2-year tax return. Revised DTI is 64.91%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active. BWR has been SE as a realtor for 2.25 years, FICO 633, $81K equity in the subject and $2154 residual income."	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows EPD, borrower was revolving 30-day late, not insured. Borrower has a history of revolving late. According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Transfer Taxes at $2,354.00. CD dated xx/xx/2023 reflects Transfer Taxes at $2,357.43. This is an increase in fee of +$3.43 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan file."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21328762	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,138.22	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,906.83	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	758	49.162%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2024 is due in the total amount of $1,569.11 on xx/xx/2025.
The 1st installment of combined taxes for 2024 was paid in the amount of $1,569.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,491.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,906.83 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 11 months on the job as an outside account executive at xx. Previously, BWR1 had multiple jobs in the last 2 years.
BWR2 has been SE for 3.58 years at XXX.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.16%. The Lender used commission income with less than 1 year of earning commission. Lender defect. Revised DTI 64.80%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx only for 11 months, BWR2 is xx for 3.7 years, FICO 681, 0x30 since inception, $1,730 residual income and $17K equity in the subject."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13273768	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$144.58	05/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,054.22	6.500%	360	xx	xx	VA	Fixed	Cash Out	97.015%	97.015%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	684	55.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $72.29 on xx/xx/2024.
The second installment of county taxes for 2024 is due in the amount of $72.29 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,350.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,054.22 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits non-educational.
BWR2 receives pension and VA benefits non-educational.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject VA loan was approved at 55.32%. The Lender excluded liabilities. Lender defect. Revised DTI 65.81%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. Both BWR’s receive VA benefits and BWR2 also receives a pension, FICO 653, $3,147 residual income and $10K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3-year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $3,497.00. This is an increase in fees of $3,497.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3-year."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape and review of the net tangible benefit worksheet show the BWR received no benefit through refinancing of the loan. Review of file shows BWR received $1490 cash at closing. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39559542	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,723.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,305.45	8.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	28.242%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,723.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $2,305.45 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan approved without a FICO score on BWR and the home buyer education certificate is missing. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated of 8.568% exceeds APR threshold of 8.160% over by +0.408%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.904% exceeds APR threshold of 8.160% over by +0.744%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed OK xx Higher-Priced mortgage loan threshold test due to APR calculated of 8.904% exceeds APR threshold of 8.160% over by +0.744%."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2792562	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,646.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,807.41	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	51.724%	51.724%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	12.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Instrument xx in the amount of xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2024 are exempt.
No prior year’s delinquent taxes have been found.	As per the seller's tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received date. The current P&I is $2,807.41, and the interest rate is 6.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the seller's tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2024, occupancy of subject property is vacant.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required State Disclosures	xx	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "Loan fails the TX Constitution A6 Required Fees Test due to fees charged xx exceed fees threshold of $9,000.00 over by $3,937.50.
 Discount point acknowledgment disclosure is available; the signed rate lock agreement and par rate pricing sheet are missing from the loan documents.
 The below fees were included in the test: Appraisal Re-inspection fee paid by borrower: $175.00 Attorney fee paid by borrower: $200.00 Credit Report Fee paid by Borrower: $37.00 Guaranty Fee paid by Borrower: $2.00 Lender Fee paid by Borrower: $1,795.00 Mortgage Broker Fee paid by Borrower: $6,309.00 Points—Loan Discount Fee paid by Borrower: $3,937.50 Recording fee paid by borrower: $160.00 Settlement or Closing Fee paid by borrower: $250.00 Tax service fee paid by borrower: $64.00 Title Courier Fee paid by borrower: $8.00
Per statute, the 4-year SOL is active."	* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3) "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the calculated initial P&I amount does not match the initial P&I payment amount. Further details not provided."
* Missing Required State Disclosures (Lvl 3) "Tape and review of the file show the Texas F2 notice of home equity disclosure is missing from the loan documents, as receipt of the disclosure at least 12 days prior to closing is not evidenced in the file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) because an APR calculated at 6.710% exceeds the APR threshold of 5.990% by +0.720%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Tape and review of the file shows homeownership counseling disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Tape and review of the file show initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "Tape shows service providers list is missing. Review of the loan file shows service providers list is available in the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85205751	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$8,906.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,500.28	7.625%	360	xx	xx	Conventional	Fixed	Purchase	94.960%	96.976%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	48.909%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
There is an active junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with the xx
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of xx
There is an active water lien against the subject property in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx
The first and second installments of combined taxes for 2023 and 2024 have been paid in the amount of xx on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,671.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,500.28 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.91 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.90%. Tape shows unable to verify non-BWR spouse pays Ally Financial car payment. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has 15.91 years on the job as axx FICO 701, 0X30 since inception and $13K equity in the subject. Review shows post=closing doc in file shows non-BWR spouse pays Ally. ATR confirmed."
																																																																																									* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.643% exceeds APR threshold of 8.440% over by +0.203%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93116387	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,029.49	05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,013.64	6.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	49.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,029.49 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,330.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,013.64 with an interest rate of 6.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
BWR has 3.25 years on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.65%. Tape shows miscalculation of BWR's income. Credit docs in file corrupted; unable to review. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has 3.25 years on the job as an xx FICO 776, 0X30 since inception and $6K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67958033	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,301.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,005.03	8.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	704	720	43.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx
There are 7 prior state tax liens against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx
The first installment of combined taxes for 2024 has been paid in the amount of $3,465.56 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,665.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,005.03 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
BWR1 has 7 months on the job as a xx. Previously, BWR had 8.25 years on the job as a xx
BWR2 has 4 months on the job as a xx BWR2 had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the assets does not meet the 3 months of minimum reserve required. Verified assets shortfall for closing. Bank statement shows xx in assets and the cash-to-close requirement is xx. Further details not provided. BWR1 has 7 months on the job as a xx and BWR2 has 4 months on the job as xx FICO 704."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2025 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $1,281.00.
Initial LE dated xx/xx/2025 does not reflect Funding, Wire, or Disbursement Fee. Final CD dated xx/xx/2025 reflects Funding, Wire, or Disbursement Fee at $995.00.
This is a cumulative increase in fee of +$2,276.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower’s intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XX. Current UPB is $251K."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.241% exceeding the APR threshold of 8.570% by +0.671%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39410952	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,463.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$964.09	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	37.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with xx
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025. The amount of the lien is not available on the supporting document.
The annual installment of county taxes for 2025 has been paid in the total amount of $1,463.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,288.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $964.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.75 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows BWR did not move into subject right after closing. Tape shows BWR has since moved into the subject. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 37.09%. Tape shows the subject is NOO as BWR did not move into the property right after closing. Causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has been SE for 8.75 years atxx FICO 694 and $15K equity in the subject."
																																																																																									* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 7.779% exceeding the APR threshold of 7.620% by +0.159%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28270712	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$850.60	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.12	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	23.026%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $850.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, with the first payment date xx/xx/2025. According to the payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current monthly P&I is $1,240.12, and the rate of interest is 6.75000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date xx/xx/2025. According to the payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xx  Previously, BWR had 2.75 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower's credit score is being assessed based on their role as an authorized user on an existing credit account. Review shows ATR confirmed."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36616793	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$2,146.53	$12,672.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,469.48	7.250%	360	xx	xx	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	709	Not Applicable	55.914%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx
There are 02 active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx with instrument xx, and the second prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with instrument xx
There are 04 credit card judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2024 and 2025 were paid in the total amount of $8,463.95 on xx/xx/2025.
The 3rd installment of town taxes has been partially paid in the amount of $0.96 on xx/xx/2025.
The 3rd installment of town taxes has a balance due in the amount of $454.24 on xx/xx/2025.
The 3rd installment of town taxes has been due in the total amount of $2,840.15, is due on xx/xx/2025.
The 1st and 2nd installments of town taxes for 2025 are delinquent in the total amount of $2,146.53, which were due on xx/xx/2025 and good through xx/xx/2025.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of $1,912.21, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,324.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,469.48 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fee was included in the test:
Title CPL Fee paid by Borrower: $75.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does meet the VA net tangible benefit for guaranty. Further details not provided. The file shows BWR received $13 cash at closing and no personal debts were paid off through the subject loan."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "VA loan guaranty certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 55.91%. The tape reflects an increased DTI of 57%. Further details not provided. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. BWR receives social security and retirement income. FICO 709, 0X30 since inception. Review shows ATR confirmed."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50946257	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$798.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,958.66	7.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.880%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	678	49.201%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx.
There is an active junior mortgage against the subject property in favor of  xx in the amount of xx which originated on xx/xx/2024 and recorded on xx/xx/2024 with the instrument # xx
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of $798.41 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,445.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,958.66 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $ xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The loan has not been modified since origination.The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx on the job as a xx at xx. BWR1 had prior employment experience in the same profession at xx for xx
BWR2 has xx on the job as a xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.20%. The lender used bonus and OT income without a xx history. Revised DTI xx. The subject loan originated on xx/xx/2024, and the xx SOL is active. The BWR is employed with xx as a xx for xx; BWR 2 is employed with xx as a xx for xx, FICO 685, $1,989 residual income, and $0K equity in the subject due to DPA."	* LTV / CLTV > 100% (Lvl 2) "Collateral Value used for Underwriting: $XX. Amount of Secondary Lien(s): $XX Loan Amount: $XX. CLTV 100.880%. The current UPB is $284K."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46236260	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,449.90	05/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,280.31	6.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	42.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $3,449.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025 with the loan amount of $XX and the first payment date is xx/xx/2025. According to payment history tape data as of xx/xx/2025, the current P&I is $4,280.31 with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025 with the loan amount of $xx and the first payment date is xx/xx/2025. The current UPB is  xx.
As per seller’s tape data, the subject property is owner-occupied.
No details have been found regarding bankruptcy and foreclosure.
No details have been found regarding damage.
BWR has xx month on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as-is. The photo addendum of the appraisal report shows the fireplace needs to be installed on the property. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows homebuyer education was not completed prior to the note date as required by the guidelines. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Revised Loan Estimate is missing (Lvl 3) "The revised loan estimate dated xx/xx/2025 is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58093354	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,344.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,066.97	7.125%	360	xx	xx	Conventional	Fixed	Purchase	94.400%	94.400%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.996%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,344.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,530.14 (PITI) and was applied to the due date of xx/xx/2025. The monthly P&I is $2,066.97, and the interest rate is 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the tape, the subject property is owner-occupied.
BWR has xx years on the job as xx at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.99%. Tape shows BWR changed her employment 4 days prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has XX years on the job as a XX at XX, FICO 758, 0X30 since inception and $21K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75263161	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,667.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,674.17	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	49.955%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $4,667.57 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,608.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,674.17 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx months on the job as an xx with thexx. Previously, BWR had X years on the job as an xx with thexx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan fails the discount fee test due to fees charged, xx, exceeding the fees threshold of $9,338.50 by +xx. The below fees were included in the test: Commitment Fee paid by Borrower: $995.00 Document Preparation Fee paid by Borrower: $350.00 Points—Loan Discount Fee paid by Borrower: $2,326.27 Points—Loan Discount Fee paid by Seller: xx Processing Fee paid by Borrower: $595.00 Underwriting Fee paid by Borrower: $1,045.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.99% DTI. The Lender miscalculated rental income and relied on post-closing salary increase. Lender defect. Revised DTI 55.27%. Subject loan originated xx/xx/2024 and the XX SOL is active. The BWR is employed with the XX as an XX for XX FICO 759, $5,443 residual income, 0X30 since inception and $49.1K equity in the subject. BWR also has XX prior years as an XX at XX. Review shows ATR confirmed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87332234	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$4,935.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,747.22	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	654	49.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
There is a state tax lien against the borrower in favor of the xx which was recorded on xx/xx/2018 in the amount of xx.
There is a prior child support lien against the borrower in favor of the County of xx, which was recorded on xx/xx/2019. Supportive document does provide the judgment amount.
The first installment of County taxes for 2024/2025 has been paid in the amount of $2,467.82 on xx/xx/2024.
The second installment of County taxes for 2024/2025 is due in the amount of $2,467.82 on xx/xx/2025.
The first installment of Utilities/MUD taxes for 2024/2025 is delinquent in the amount of $864.39 on xx/xx/2025.
The second installment of Utilities/MUD taxes for 2024/2025 is due in the amount of $785.82 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,820.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,747.22 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per tape data, the subject property has been occupied by the owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx years on the job as an xx at xx
BWR2 has xx years on the job as a xx at xx
BWR3 has been xx for xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.58%. The Lender miscalculated employment and rental income. Lender defect. Revised DTI 57.74%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx as a xx for xx years, BWR 2 is xxin a xx for xx and BWR 3 is employed with xx for xx , FICO 654, $5,007 residual income and $61.8K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2024 reflects Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active.

TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at $6,602.09. Final CD dated xx/xx/2024 reflects lender credit at $3,860.03. This is decrease of $2,742.06 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of $994.78."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3474660	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,641.50	6.500%	360	xx	xx	VA	Fixed	Cash Out	98.821%	98.821%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	561	582	44.013%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xx in the amount of $xx with xx
There is an active prior UCC lien found against the subject property in favor ofxx  which was recorded on xx/xx/2024.
The first and second installments of city taxes for 2025 are exempt.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,778.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,641.50 with an interest rate of 6.500%. The current UPB reflected as per payment history is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives VA compensation and social security income.  BWR2 has xx on the job as a xx with xx as xx. Additionally, BWR2 receives social security and caregiver income. Previously, BWR2 had xx years on the job as an xx  with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject VA loan was approved at 59.77%. The lender added BWR2’s income two times. Lender defect. Revised DTI 61.79%. The subject loan originated x/x/25, and the xx SOL is active. BWR receives SSI & VA benefits, BWR2 receives SSI and income for caring for BWR1 through xx for xx, FICO 561, 0X30 since inception, and $6K equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test, as the finance charge disclosed on the final CD was xx. The calculated finance charge is xx for an undisclosed amount of -$300.05.
The loan failed the TILA foreclosure rescission finance test, as the finance charge disclosed on the final CD was xx. The calculated finance charge is xx for an undisclosed amount of -$265.05.

Subject loan is refinance case, originated on xx/xx/2025 and the SOL is 3 years."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93799404	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,322.00	05/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,463.04	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	619	56.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 has been paid in the amount of $661.00 on xx/xx/2025.
The second installment of county taxes for 2024-2025 is due in the amount of $661.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1735.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,463.04 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found
BWR1 has been xx as a xx for xx years. Additionally, BWR1 receives child support income.
BWR2 has xx years on the job as an xx at xx. Previously, BWR2 had xx years on the job as an xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject FHA loan was approved at 56.52% DTI. The Lender excluded a payment on a large charge-off account as required by DU. Revised DTI 64.21%. Lender defect. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is xx with xx for xxyears, BWR 2 is employed withxx as an xx for xx years FICO 619, $2,084 residual income, 0X30 since inception and $4,300 equity in the subject."	* Compliance Testing (Lvl 3) "Tape and review of the file show the revised LE and initial CD were issued on same date. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the revised LE delivery date test due to the revised loan estimate delivery date is same as the initial CD delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $5,408.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $5,467.54.
Loan estimate dated xx/xx/2024 reflects Appraisal Fee at $575.00. CD dated xx/xx/2024 reflects Appraisal Fee at $750.00.
This is a cumulative increase in fee of $234.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at $1,040.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,391.50. This is a cumulative increase of $247.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38797513	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.45	$4,431.08	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,841.85	7.125%	360	xx	xx	Conventional	Fixed	Refinance	60.752%	60.752%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	715	757	48.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The first, second, third, and fourth (partial payment) installments of county taxes for 2025 have been paid in the total amount of $4,430.63.
The fourth installment (remaining amount) of county taxes for 2025 is delinquent in the amount of $0.45, which is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,841.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,841.85 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx years on the job as a xx at xx
BWR2 has been self-employed as a xx for xx years
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.26% DTI. The Lender did not obtain 2 years tax returns for BWR2’s SE or obtain evidence the business has been operating for 5 years. Lender defect. Revised DTI unknown. Subject loan originated X/X/25 and the 3-year SOL is active. BWR1 is employed with xx as a xx for X years, BWR2 is SE xx purportedly for xx years, FICO 715, and $176.6K equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35973583	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,870.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,193.81	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	72.917%	72.917%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	37.431%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xxwith xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $1,870.75 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,526.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,193.81 with an interest rate of 7.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has X months on the job as an X at X. BWR has prior employment experience as a X with X between xx/xx/2023 and xx/xx/2024 for X months. BWR's prior employment experience as a X with X between xx/xx/2022 and xx/xx/2023 for X years.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is a manufactured home, and the subject loan closed at 72% LTV with the 30-year term that exceeds the maximum LTV of 65% and the term of 20 years for a manufactured home."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "X," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at X” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26820404	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,370.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,302.78	6.250%	360	xx	xx	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	618	Not Applicable	43.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,155.77 on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,475.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,302.78 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives VA benefits and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject VA loan was closed with LP Refer findings at 44% DTI due to credit history, LTV of 100% and DTI. The Lender did not obtain LOE’s for prior delinquency on a mortgage that was modified with significant late payments and multiple charge-off accounts. In addition, the first payment on the current mortgage was payable*/2024 and the BWR opened 2 new installment accounts in */2025. Lender defect. Subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR receives VA Benefits and Pension income, FICO 618, and has $0 equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Loan Origination Fee Test due to fees charged $4,595.00 exceed fees threshold of $3,740.00 over by +$855.00.
The below fees were included in this test:
Engineer Certification paid by Borrower: $600.00
Mortgage Broker Fee paid by Borrower: $3,025.00
Rate Lock Fee paid by Borrower: $95.00
Settlement or Closing Fee paid by Borrower: $450.00
Title - Document Storage/ Archive paid by Borrower: $75.00
Well and Septic Inspection paid by Borrower: $350.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$1,919.84. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$1,884.84. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$285.00. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 does not reflect Rate Lock Fee. CD dated xx/xx/2025 reflects Rate Lock Fee at $95.00.
Loan estimate dated xx/xx/2025 reflects Transfer Taxes at $1,980.00. CD dated xx/xx/2025 reflects Transfer Taxes at $2,057.00.
This is a cumulative increase in fee of $172.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and Recording fee at $3,583.00. CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at $4,243.75. This is a cumulative increase of $302.45 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied. and the loan is short for 13 days."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at X the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at X” state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97661630	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,735.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,824.95	7.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	42.083%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of $xx with xx
There is a prior mechanics lien against the subject property in favor of xx
The annual installment of county taxes for 2024 has been paid in the amount of $4,546.42 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is non-warrantable. A review of the condo questionnaire shows a special assessment of $XX is planned for paying the loan that funded the roof replacement, parking lot project, and replacement of light fixture repairs. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "The loan fails the compliance delivery and timing test for the revised CD dated xx/xx/2025. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2025, which is after the consummation date of xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects a lender credit of $210.25, and the final CD dated xx/xx/2025 reflects a lender credit of $0.00. This is a decrease of +$210.25 for a fee that has a 0% tolerance test.

																																																																																								The subject loan is a purchase originated on xx/xx/2025, and the SOL is 1 year."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98478217	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,744.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.91	6.125%	360	xx	xx	FHA	Fixed	Refinance	72.243%	72.243%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	49.746%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
There is a code enforcement lien against the subject property in favor of xx., which was recorded on xx/xx/2018 in the amount of $6,940.95.
There is a prior credit card judgment active in favor of xx in the amount of $2,420.85, recorded on xx/xx/2018.
The 3rd and 4th installments of town taxes for 2025 have been paid in the amount of $1,872.20 on xx/xx/2025 and xx/xx/2025.
The annual installment of utility/MUD charges for 2025 is due in the amount of $198.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,340.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $877.91 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx months on the job as a xx with xx. Previously, BWR had xx years on the job as a xx with xx
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was not insured due to loan amount miscalculation. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations for prohibited test.
Below fees were included in the test:
Title - E Doc Fee paid by Borrower: $50.00
																																																																																									Title - Tax Certification Fee paid by Borrower: $50.00"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32380238	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,282.66	06/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,789.81	6.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	41.071%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument# xx in the amount of $xx with xx No active judgments or liens have been found. The first and second installments of county taxes for 2024-2025 have been paid in the amount of $1,282.66 on xx/xx/2024 and xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,142.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,789.81 and the interest rate is 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the subject property was damaged due to water on xx/xx/2024. The property needs repairs. The insurance claim was filed in the amount of xx, and the loss draft check was received in the amount of xx on xx/xx/2025. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx years on the job as a xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Mortgage Insurance Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is xx/xx/2024 in the amount of $200K. The subject's appraised value on xx/xx/2024 was $XX. Zillow search shows an estimated value of $XX. Current UPB is $281K."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,466.57	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79043529	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,718.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.11	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	68.092%	68.092%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	49.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
There is a state tax lien against the borrower in the amount of $3,929.11 in favor of xx, which was recorded on xx/xx/2024.
The first and second installments of county taxes for 2024 have been paid in the total amount of $4,718.06 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,902.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,412.11 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $6,882.00 exceed fees threshold of $5,985.59 over by +$896.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,382.00
Processing Fee paid by Borrower: $1,125.00
Underwriting Fee paid by Borrower: $375.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $6,882.00 exceed fees threshold of $5,985.59 over by +$896.41.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,382.00
Processing Fee paid by Borrower: $1,125.00
Underwriting Fee paid by Borrower: $375.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.79%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 62.59%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security and retirement income, FICO 730, 0X30 since inception, $99K equity in the subject, and $1,446 residual income."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95574869	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,423.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,180.47	6.625%	240	xx	xx	Conventional	Fixed	Refinance	67.584%	67.584%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	48.585%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx / xx in the amount of $xx with xx
There is a junior mortgage in the amount of $xx which was recorded on xx/xx/2025 in favor of xx
The annual 1st and 2nd installments of town taxes for 2024 have been paid in the amount of $4711.73 on xx/xx/2025 and xx/xx/2025.
The annual installment of utility charges for 2024 is delinquent in the amount of $495.19 with good through xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,123.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,180.47 with an interest rate of 6.62500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx years on the job as a xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XX. Current UPB is $402K."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fee was included in the test:
Processing Fee paid by Lender: $1,500.00."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.58%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 60.88%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has XX years on the job as a XX at XX, a FICO score of 747, 1X30 since inception, and $5,012 residual income."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25432886	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,705.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,190.93	5.990%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	739	42.872%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $3705.56 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,668.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,190.93 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
The occupancy is unable to determine.
No details pertaining to the damage to the subject property have been observed.
BWR has xx months on the job as a laborer at xx. Previously, BWR was a full-time student at xx for X months and prior to that, BWR was a xx at xx for X years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of missing drywall and is considered a safety issue. The photo addendum of the appraisal report shows missing drywall in the kitchen. The estimated cost to cure is $XX. Available 1004D do not confirm the repairs are completed. The updated 1004D confirming repairs have been completed is missing from the loan documents and the final CD does not reflect the cost to cure amount."
* Occupancy concerns - (Lvl 4) "The subject approved as OO. Tape shows BWR1 did not occupy the subject, and only BWR2 occupies the property. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2024. Initial CD dated 008/XX/2024 reflects lender credit at $411.70. Final CD dated xx/xx/2024 reflects lender credit at $72.00. This is decrease of -$339.70 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.87%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 75%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR has X months on the job as a X at X, FICO 699, 0X30 since inception, $7K equity in the subject and $1,170 residual income."
																																																																																									* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the amount of $0.34."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72774715	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,287.32	05/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.91	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	45.941%	45.941%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	581	677	33.859%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of $xx with xx
There are 3 prior civil and credit card judgments active against the borrower, xx, in favor of different plaintiffs in the amounts of $700.00, $1235.31, and $852.85, which were recorded on xx/xx/2003, xx/xx/2009, and xx/xx/2009.
The first and second installments of town taxes for 2025 have been paid in the total amount of $2,643.66 on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,713.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,096.91 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
BWR1 has been xx years on the job as an unknown with xx  BWR 2 has been xx years on the job as an employee with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 33.85%. Tape shows BWR2 was released from the liability on the subject note. Revised DTI is 92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been on the job for xx with xx BWR 2 has been on the job for xx years with xx and FICO 581."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulations for the first lien prohibited fees test.
The following fees was included in the test:
Processing Fee paid by Borrower: $1,500.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee and Processing Fee at $2,816.00 and $1,408.00. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee and Processing Fee at $3,215.90 and $1,500.00. This is fee increase of total $491.90 for 0% tolerance test. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is refinance case, originated on xx/xx/2025 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,715.90 exceeds fees threshold of $4,667.03 over by +$48.87.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,215.90
Processing Fee paid by Borrower: $1,500.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,715.90 exceeds fees threshold of $4,667.03 over by +$48.87.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,215.90
Processing Fee paid by Borrower: $1,500.00"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99329844	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,878.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,133.64	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	49.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The 2024 county annual taxes were paid in the amount of $2,763.52 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,709.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,133.64 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of the mortgagor.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has xx  years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.04%. Tape shows undisclosed debt opened prior to closing. Revised DTI is 59.51%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 years on the job as a cashier assistant with Costco Wholesale Corporation, FICO 792, 1X30 since inception, $22K equity in the subject, and $2,271 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect the loan origination fee. CD dated xx/xx/2024 reflects a loan origination fee of $4,894.02. This is an increase in fees of $4,894.02 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The initial LE dated xx/xx/2024 reflects lender credit at $625.00. The final CD, dated xx/xx/2022, reflects lender credit at $0.00, this is a decrease of $625.00 for a fee that has a 0% tolerance test.

Subject loan is a purchase case that originated on xx/xx/2024, and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx, exceeds fees threshold of xx Over by +$2,658.24.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $4,894.02
Mortgage Broker Fee (Indirect) $6,735.00
																																																																																									Underwriting Fee paid by Borrower: $1,050.00"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34343409	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,909.65	05/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,804.39	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	782	36.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page # xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of $5,909.65 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,468.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,804.39 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Borrower has xx  years on the job as an xx with xx
Co-borrower has been xx for xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged, $8,276.38, exceed the fees threshold of $7,760.34 by +$516.04.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $7,184.38 Points—Loan Discount Fee paid by Borrower: $1,092.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—loan discount fee at $381.00. CD dated xx/xx/2025 reflects points—loan discount fee at $1,092.00. This is an increase in fee of +$711.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The revised LE dated xx/xx/2025 reflects a lender credit of $1,085.40. The final CD, dated xx/xx/2025, reflects the lender at $0.00. This is a decrease of +$1,085.40 for a fee that has a 0% tolerance test.

Subject loan is a purchase case originated on 0xx/xx/2025, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged, $8,276.38, exceed the fees threshold of $7,760.34 by +$516.04.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $7,184.38 Points—Loan Discount Fee paid by Borrower: $1,092.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR2 did not sign all required application documents. Review of the file shows BWR2 has not signed the initial application document."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "The hazard insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70350498	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,069.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.55	7.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	42.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Book/Page #xx in the amount of $xx with xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $2,069.18 on xx/xx/2025. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,707.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,313.55 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The appraisal report is as is, and the photo addendum shows that the property needs repairs for the damaged tile floor in the rec room. CCs do not show damage to the subject property.
BWR has been xx for xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the appraisal report shows damaged and broken tile floor in the rec room that is a safety concern. The estimated cost to cure is $1,500. 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,420.37 exceed fees threshold of $5,746.25 over by +$674.12.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,581.80
Points - Loan Discount Fee paid by Borrower: $1,838.57.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $6,420.37 exceed fees threshold of $5,746.25 over by +$674.12.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,581.80
																																																																																								Points - Loan Discount Fee paid by Borrower: $1,838.57."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.76%. Tape shows alimony and child support income was not included in DTI. Revised DTI is 67%. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active. BWR has been XX for XX years at XX, FICO 733, $8K equity in the subject and $854 residual income. Review shows ATR confirmed." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27678535	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,537.48	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.01	5.625%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	626	Not Applicable	44.979%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$193,329.59	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of $xx with xx No active judgments or liens have been found. The county taxes for 2024 have been paid in the amount of $3,537.48 on xx/xx/2024. The water sewer charges have been delinquent in the total amount of $247.09, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,437.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $678.24 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and the deferred balance is $XX The deferred agreements dated xx/xx/2023 & xx/xx/2025 are located at XX . The payment history reflects that the due dates were advanced from xx/xx/2024 to xx/xx/2025 due to these deferred agreement.
Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $xx. The deferred agreements dated xx/xx/2023 & xx/xx/2025 are located at xx. The loan was modified on xx/xx/2021. The tape data reflects that the loan was modified on xx/xx/2025 with a UPB of xx. The modification agreement is missing from the loan file. The comment dated xx/xx/2024 reflects that the reason for default is curtailment of income. No details pertaining to the damage to the subject property have been observed. As per the comment dated xx/xx/2025, the foreclosure was put on hold for loss mitigation. Further details not provided. No post-close bankruptcy record has been found. BWR has xx years on the job as a xx at xx
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure put on hold for loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $993.01, a rate of interest of 5.625%, and a maturity date of xx/xx/2048. The P&I, as per payment history tape data, is $678.24, and the rate of interest is 2.875%. There is a difference in P&I and rate of interest with respect to the note. As per the modification agreement dated xx/xx/2021 located at XX ,” the P&I and interest rate are the same as the current P&I and interest rate. The tape data reflects that the loan was modified on xx/xx/2025 with a UPB of $198,774.00. The modification agreement is missing from the loan file.	Hazard Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.97%. Tape shows income miscalculation. Revised DTI is 50%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2018, and the 3-year SOL has expired. BWR has X years on the job as a XX at XX, FICO 626, $45K equity in the subject, and $902.46 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under disclosed amount of -$6178.64.   Loan failed TILA foreclosure rescission finance charge of xx exceeds the disclosed finance charge of xx by -$6,143.64.  Loan failed the TILA APR test because the APR calculated at 5.741% exceeds the APR threshold of 6.076% by -0.335%.  The subject loan is a refinance case that originated on xx/xx/2018, and the SOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than 10% in the tolerance test. The LE dated xx/xx/2018 reflects the sum of Section C fees and recording fees at $1,995.13. The CD dated xx/xx/2018 reflects the sum of Section C and the recording fee at $0.00. This is a cumulative increase of $1,995.13 for charges that in total cannot increase more than 10% test. COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case that originated on xx/xx/2018, and the SOL of 3 years has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated at 6.076% Exceeds APR threshold of 6.070% by +0.006%. Subject loan is escrowed."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan file."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.97%, as the borrower's income is $4,012.80 and total expenses are in the amount of $1,805.73. The loan was underwritten by AUS XX and its recommendation is “Approve/Eligible” with a DTI of 44.99%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18323198	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,995.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.61	5.750%	360	xx	xx	Conventional	Fixed	Purchase	94.872%	94.872%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	35.826%	First	Final policy	Not Applicable	Not Applicable	06/01/2024	$191,500.85	$7,200.00	5.750%	$982.12	07/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xxin the amount of $xx with xx
There is a child support lien against the borrower in favor of the Office of the Attorney General by assignment from xx, which was recorded on xx/xx/2023 in the amount of $9,960.00.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,995.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,734.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $982.12 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2024 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx with xx for xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, XX and the lender, XX, on xx/xx/2024. As per the modified term, the new principal balance is $XX . The interest-bearing amount is $XX , and the deferred amount is $XX The monthly P&I is $982.12 with an interest rate of 5.750% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.82%. The tape shows the lender did not include child support debt properly in DTI calculations. The revised DTI is 48.96%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been XX with XX for 4.67 years, FICO 711, $11K equity in the subject, and $2,462 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects appraisal fee at $790.00. Final CD dated xx/xx/2022 reflects appraisal fee at $930.00. This is an increase in fee of $140.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2022 and the SOL is 1 year."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45810620	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,831.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,597.16	5.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	767	Not Applicable	50.312%	First	Final policy	Not Applicable	Not Applicable	09/30/2024	$293,429.82	$17,800.00	5.875%	$1,492.60	11/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of $xx with xx There is a civil judgment active against the borrower xx in favor of xx in the amount of $8,446.66 on xx/xx/2022. The annual county taxes for 2024 have been paid in the amount of $4,831.46 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,398.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,492.60 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the RFD is a disaster.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged due to a flood on xx/xx/2023. The estimated cost of repairs is $xx. As per the exterior inspection reports dated xx/xx/2023 and xx/xx/2024 located at xx " and xx" the subject property is in good condition with no damages having been reported. The interior inspection report is required to validate the repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx  for xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, XX and the lender, XX on xx/xx/2024. As per the modified term, the new principal balance is $XX The monthly P&I is $1,492.60 with an interest rate of 5.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to misrepresentation. Elevated for client review." * Subject Property has been determine uninhabitable/Unsuitable to live in (Lvl 4) "As per the comment dated xx/xx/2023, the subject property was damaged by flooding and not livable. As per the comment dated xx/xx/2023, the subject property was damaged due to a flood on xx/xx/2023. The estimated cost of repairs is xx. No evidence has been found for repairs completion."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged: xx fees threshold: $7,773.08 over by +$2,276.92. The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,775.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx, exceeding the fees threshold of $7,773.08 over by +$2,276.92. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $8,775.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 50.31%. Tape shows subject is NOO due to misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has been SE for 10 years with xx, FICO 767, and $25K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $8,100.00 and Appraisal Fee at $650.00. The final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $8,775.00 and Appraisal Fee at $835.00. This is an increase in fees of $860.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the SOL of 1 year has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$72,074.43	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34133007	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,361.54	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.29	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.283%	95.283%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	32.471%	First	Final policy	Not Applicable	Not Applicable	03/01/2025	$88,814.57	$9,096.81	6.625%	$473.83	04/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual 1st installment of combined taxes for 2024 has been paid in the amount of $3,680.77 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,324.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $473.83 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx and deferred balance is $9,096.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the comment dated xx/xx/2024, the foreclosure was initiated. The loan was modified and FC was placed on hold.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx years on the job as a xx with xx
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated. The loan was modified and FC was placed on hold.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower XX and the lender XX on xx/xx/2025. As per the modified term, the new principal balance is $XX The monthly P&I is $473.83 with an interest rate of 6.625%, beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is deferred balance in the amount of $XX and interest bearing amount is $XX The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 32.47%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the XX-year SOL is active. BWR has XX years on the job as a XX with XX, FICO 709, and $10K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated 0xx/xx/2023 reflects Points - Loan Discount Fee at $679.00. This is an increase in fee of +$679.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on Closing Disclosure dated 0xx/xx/2023. Initial LE dated xx/xx/2023 reflects lender credit at $44.00. Final CD dated 0xx/xx/2023 reflects lender credit at $1.00. This is decrease of +$43.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

																																																																																									The subject loan is a purchase case, originated on 0xx/xx/2023 and the XX-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50845	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,880.97	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	787	45.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,698.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,480.97 with an interest rate of 7.250%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx years on the job as an xx at xx
BWR2 has xx years on the job as a xx at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as-is. The photo addendum of the appraisal report shows missing smoke & carbon monoxide detector. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents and the final CD does not reflect the escrow holdback amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.68%. Tape shows the lender miscalculated BWR2’s income. Lender defect. Revised DTI 56.23%. Subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR1 has been employed with XX as an XX for X years; BWR2 has been employed with XX as a therapist for XX years, FICO 787, 0X30 since inception, $8,545 residual income and $79.5K equity in the subject. The payments on the loan are current."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -$125.05. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $7,155.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $8,943.75 Loan estimate dated xx/xx/2024 reflects Credit Report Fee at $150.00. CD dated xx/xx/2024 reflects Credit Report Fee at $209.00 This is a cumulative increase in fees of +$1,847.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69649019	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,841.44	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,750.06	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	49.674%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of $2,841.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,223.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,750.06 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as xx with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved 50%. The lender excluded the departing residence payment that was pending sale. Lender defect. Revised DTI 63.43%. The subject loan originated xx/xx/2025, and the xx-year SOL is active. BWR has been employed with xx for xx years with an unknown title, FICO 775, $2,582 residual income, and $66K equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90959756	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$882.00	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.50	6.625%	360	xx	xx	Conventional	Fixed	Purchase	51.613%	51.613%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	27.998%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active liens or judgments have been found.
The annual county taxes for 2024 have been paid in the amount of $613.00 on xx/xx/2025.
The annual city taxes for 2024 have been paid in the amount of $269.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,241.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,024.50 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as an xx of xx at xx. Additionally, BWR has been xxas a xx for xx years and has xx years on the job as a xx  at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape and PH shows an EPD but is now current. The borrower made the true 1st payment on time. The first payment (1/1) due to the investor was made on 2/3. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62996461	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$508.68	06/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.32	6.875%	360	xx	xx	Conventional	Fixed	Purchase	63.793%	63.793%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	661	Not Applicable	35.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xx in the amount of xx
There is an active prior mortgage against the subject property originated on xx/xx/1977 and recorded on xx/xx/1977 with Instrument # xx in the amount of $xx, with the lender xx, an xx
The annual county taxes for 2024 have been paid in the amount of $525.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,362.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.32 with an interest rate of 6.875%. The current UPB reflected as per payment history is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx months on the job as a xx with xx. Additionally, BWR has xx  years on the job as a xx with xx on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.72%. The tape shows BWR is employed by a family member, and the lender did not obtain tax returns. Further details not provided. The revised DTI is 46.82%. Lender defect. The subject loan originated on xx/xx/2025, and the xx SOL is active. BWR has xx months on the job as a xx with xx. Additionally, BWR has xx years on the job as xx with xx on xx, FICO 661, 0X30 since inception, $105K equity in the subject, and $1,763 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for State Regulations AZ License Validation Test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an undisclosed amount of $5,622.24."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees at $2,473.00. The CD dated xx/xx/2025 reflects the sum of the section fee at $1,824.90. This is a cumulative increase of $648.1 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the subject condo project is in a flood zone, and the flood insurance was not obtained for the condo project at closing. Further details not provided."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80270620	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,052.87	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,904.02	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	809	806	44.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $2,052.87 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, with the first payment date xx/xx/2025. According to the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current monthly P&I is $2,904.02, and the rate of interest is 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date xx/xx/2025. According to the payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx months on the job as a xx with xx. Previously, BWR had xx years on the job as a xx with xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.27%. Tape and file show BWR was qualified based on future employment with family business. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the xx-year SOL is active. BWR has xx months on the job as a xx with xx, FICO 806, and $473K equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64465876	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	Second	$0.00	$13,534.26	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,147.21	7.125%	360	xx	xx	VA	Fixed	Refinance	98.581%	98.581%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	796	38.914%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xx with xx
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of $xx with xx
The first and second installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. The current P&I is $5,147.21 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits and pension income.
BWR2 has xx years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet VA seasoning period requirements. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64284543	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$840.49	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,525.60	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	732	696	46.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xxin the amount of $xx with xx
No active judgments or liens have been found.
The first, second, and third installments of county taxes for 2024 have been paid in the amount of $840.49 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $2,525.60 with an interest rate of 6.990%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx years on the job as a xx with xx, and BWR2 has xx years on the job as anxx at xx. BWR3 receives SSI, pension, and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan fails ComplianceEase charges that cannot increase and charges that cannot increase more than 10% due to loan failed initial loan estimate delivery and timing test."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.19%. Tape shows BWR1 and BWR2 were not employed at closing. Revised DTI is 66.44%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the X-year SOL is active. BWR1 has XX years on the job as a XX with XX, and BWR2 has XX years on the job as an XX at XX. BWR3 receives SSI, pension, and VA benefits income, FICO 696, and $21K equity in the subject."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9284325	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,065.83	4.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Not Applicable	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	784	48.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,526.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,065.83 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the borrower’s income has been impacted due to the Covid-19 pandemic.
BWR has X  months on the job as a xx . Additionally, BWR has been xx for xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.08%. Tape shows the lender did not establish the continuance of variable and secondary incomes, which is used for qualifying. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the XX-year SOL has expired. BWR has X months on the job as a XX at XX, FICO 718 and $37K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance failing for State Regulations PA License Validation Test."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.08%, as the borrower's income is $5,163.85 and total expenses are in the amount of $2,490.08. The loan was underwritten by LP located at XX and its recommendation is “Approve/Eligible” with a DTI of 48.08%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32332279	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,772.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,374.02	6.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	43.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
There are six prior state tax liens in the total amount of $xx in favor of the xx , which were recorded on different dates. The SSN of the defendant does not match the SSN of the borrower.
There is one UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The first and second installments of county taxes have been paid in the total amount of $9,772.84 on xx/xx/2024 and xx/xx/2025, respectively.
There is one prior child support lien in favor of the XXXX., which was recorded on xx/xx/2020. The SSN of the defendant does not match the SSN of the borrower.
There is one prior civil judgment in favor of xx  in the amount of $xx, which was recorded on xx/xx/2016. The SSN of the defendant does not match the SSN of the borrower.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,694.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,374.02 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx years on the job as a xx with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44%. Tape shows income misrepresentation due to income documents were fabricated. BWR defect. The subject loan originated on xx/xx/2024, and theXX-year SOL is active. BWR has XX years on the job as a XX with In XX, FICO 761, 0X30 since inception, and $29K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86079882	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,216.32	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,663.15	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	46.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $1,216.32 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,996.93(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,663.15 and the interest rate is 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as a pilot at xx. Additionally, BWR had 13.58 years on the job as a pilot in the XX.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.25% DTI. The Lender included income from the Army when the BWR had been discharged 7/XX/24, prior to closing. Lender defect. Revised DTI 89.08%. Subject loan originated xx/xx/2025 and the xx-year SOL is active. The BWR is employed withxx for xx years as a xx, FICO 787, $588 residual income and $60.2K equity in the subject."	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #1, with a sales price of $XX, is closest to the subject property. Zillow search shows an estimated value of $XX. Current UPB is $239K."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96310635	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,511.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,993.09	7.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	781	789	36.009%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $8,511.01 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,762.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,993.09 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan fails ComplianceEase charges that cannot increase test and charges that cannot increase more than 10% due to loan failed initial loan estimate delivery and timing test."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78730462	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,739.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,475.91	6.125%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	757	Not Applicable	54.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,739.28 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,134.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,475.91 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the subject loan is ineligible for sale to FHA, as the condo project is not approved by the HUD Review and Approval Process (HRAP) and Single Unit Approval (SUA). File and DU report show the subject loan closed with a case number with the property type submitted as PUD. Zillow search shows an estimated value of $XX. Current UPB is $395K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan fails ComplianceEase charges that cannot increase test and charges that cannot increase more than 10% due to loan failed initial loan estimate delivery and timing test."
																																																																																									* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74904297	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,368.91	06/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,802.52	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	46.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $3,369.10 on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of $3,368.91 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,605.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,802.52 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the RFD is a servicing-related issue.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 46.73%. The tape shows miscalculation of rental loss and an undisclosed debt opened prior to closing. Revised DTI is 84%. Further details not provided. The subject originated on xx/xx/2023, and the xx SOL is active. BWR has xx years on the job as a xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $XX. The current UPB is $693K."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeds fees threshold of xx over by +$5,766.46.
The below fees were included in the test:
Administration Fee paid by Borrower: $355.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $675.00
Underwriting Fee paid by Borrower: $675.00

Loan fails QM lending policy points and fees test due to fees charged of xx exceeds fees threshold of xx over by +$5,766.46.
The below fees were included in the test:
Administration Fee paid by Borrower: $355.00
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $675.00
																																																																																								Underwriting Fee paid by Borrower: $675.00"		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/13/2023. Notary's signature date on the mortgage/deed of trust is 10/13/2023. Note date is 10/12/2023."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13126270	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,366.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.60	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	49.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of $xx with xx
No active judgments or liens have been found.  The annual installment of combined taxes for 2024 has been paid in the amount of $3,366.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,552.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,687.60 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for xx years with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ) The revised closing disclosure delivery requires a new waiting period and The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9873756	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,795.69	6.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	36.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $6.28 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 has been paid in the amount of $6.28 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,850.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,795.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025. The RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed. As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 36%. Tape shows the lender did not document 5 years of SE history and used only a 1-year tax return instead of the required 2 years. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the xx SOL is active. BWR has been xx for xx years at FPD Logistics Inc, FICO 730, and $90K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed the written list of service providers disclosure date test for less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.

TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects Points—Loan Discount Fee, Administration Fee for Improvements [Custom Fee], Document Delivery Fee [Custom Fee], and Tax Service at $0.00, $0.00, $0.00, $64.00 & $0.00. The final CD dated xx/xx/2025 reflects Points—Loan Discount Fee, Administration Fee for Improvements [Custom Fee], Document Delivery Fee [Custom Fee], and Tax Service at $4,285.48, $100.00, $60.00, $80.00, & $150.00. This is a fee increase of $4,285.48, $100.00, $60.00, $16.00 & $150.00 for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case that originated on xx/xx/2025, and the SOL is 1 year active.

																																																																																									Loan failed charges cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at $2258.50. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $2030.00. This is a cumulative increase of $23.50 for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52359356	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.93	6.625%	360	xx	xx	Conventional	Fixed	Purchase	65.502%	65.502%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	787	790	49.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,439.39 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,364.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,920.93 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The seller’s tape shows repairs related to the subject property roof. As per tape, there's nothing in the file to document if the repairs are considered critical. Further details are not provided.
The loan has not been modified  since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx  of xx. Previously, BWR had xx years on the job as xx at xx
BWR2 has been xx for xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows condo questionnaire shows special assessments for re-roofing have been planned and no evidence is available to confirm if the repairs are considered critical. The inspection report verifying the completion of work is missing. Zillow search shows an estimated value of $XX. Current UPB is $296K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Processing Fee. CD dated xx/xx/2024 reflects Processing Fee at $750.00.
Loan estimate dated xx/xx/2024 reflects Tax Certification Fee at $64.00. CD dated xx/xx/2024 reflects Tax Certification Fee at $75.00.
This is a cumulative increase in fee of $761.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the XX SOL has expired."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6899322	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,233.85	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	42.767%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
There are two prior active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on 0xx/xx/2024. The prior mortgages were originated on xx/xx/2019 and xx/xx/2022 and recorded on xx/xx/2019 and xx/xx/2022 in the amounts of xx and xx with xx
The annual installment of county taxes for 2024 has been paid in the amount of $300 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,501.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,233.85 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to confirm occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as NOO at 42.76%. The tape shows rental loss income miscalculation. Revised DTI is 51.99%. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the XX SOL is active. BWR has XX years on the job as a XX with XX FICO 759, 0X30 since inception, $124K equity in the subject, and a residual income of $1,995."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43710661	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,410.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,939.51	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	69.231%	69.231%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	751	Not Applicable	41.960%	First	Final policy	Not Applicable	Not Applicable	04/05/2024	$339,752.55	Not Applicable	6.250%	$1,928.91	05/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument/book/page # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,173.76 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $1,410.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,156.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,928.91 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the CC, the subject property is owner-occupied.
The reason for default is excessive obligations.
The loan has been modified since origination on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx with xx for xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender,xx on xx/xx/2024. As per the modified term, the new principal balance is $xx The monthly P&I is #1928.91 with an interest rate of 6.2500% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the loan didn't meet cash-out guidelines. Further details not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32747925	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,952.10	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	735	Not Applicable	48.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2024/2025 has been paid in the amount of $1,170.60 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,660.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,952.10 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
According to the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx with xx . BWR has prior employment experience as a xx with xx between xx/xx/2015 to xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49%. Tape shows income miscalculation. Revised DTI is 76.32%. Lender defect. The subject loan originated on xx/xx/2024, and the xx SOL is active. BWR has xx years on the job as a xx with xx , FICO 735, 0X30 since inception, $23K equity in the subject, and $1,336 residual income."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than -$150.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2024 reflects the sum of Section C fees +$3,484.00. The CD dated xx/xx/2024 reflects the sum of Section C fees $4,009.00. This is a cumulative increase of $176.60 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents.
Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 does reflect Points - Loan Discount Fee of $0.00. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee of $2,810.58. This is an increase in the fee of $2,810.58 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18283891	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,286.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.65	3.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	789	Not Applicable	49.593%	First	Final policy	Not Applicable	Not Applicable	12/01/2024	$215,764.64	Not Applicable	3.250%	$803.81	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $5,075.37 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,919.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $803.81 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2024, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, XX and the lender, XX, on xx/xx/2024. As per the modified term, the new principal balance is XX The monthly P&I is $803.81 with an interest rate of 3.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.59%. The tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the XX SOL has expired. BWR receives social security income, FICO 789, and $46K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final TIL is xx. The calculated finance charge is xx for an under disclosed amount of -$481.50."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the point-pest inspection fee at $0.00, the city/county tax/stamps fee at $0.00, and the intangible tax fee at $0.00. The CD dated 0xx/xx/2021 reflects point-of-sale inspection fees at $150.00, city/county tax/stamps fees at $682.50, and intangible tax fees at $390.00. This is an increase in fee of $1,222.50 for charges that cannot increase."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan document."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34128026	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,414.62	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,766.95	5.990%	360	xx	xx	VA	Fixed	Cash Out	67.941%	67.941%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	746	100.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of $xx with xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of $4,414.62 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,322.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,766.95 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. As per tape data, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has xx  years on the job as xx with xx. Additionally, BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails. Loan Origination Fee Test due to fees charged: $7,764.74 Exceeds the fees threshold of $4,620.00 by +$3,144.74.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under disclosed amount of $766.50. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

The CE risk indicator is critical, as the loan is failing the TILA Foreclosure Rescission Finance Charge Test. Total fees charged are xx, and allowed is xx; however, it is overcharged by $731.50."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a loan origination fee of $6,224.00. The CD dated xx/xx/2025 reflects a loan origination fee of $6,361.74. This is an increase in fee of $137.74 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the application fee. CD dated xx/xx/2025 reflects an application fee of $800.00. This is an increase in fee of $800.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet VA seasoning period requirements."			Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74687683	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,095.00	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.06	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	764	808	33.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx.
  No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,095.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,159.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.06 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx for xx  years at xx
BWR 2 has xx years on the job as a xx  with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan file."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape shows details from HOA are missing for exterior repairs. Review of loan file shows that assessments are going to be for exterior repairs such as the facade. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76432362	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,565.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,028.89	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	804	804	49.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book xx, page xx, in the amount of $xx with xx
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 has been paid in the amount of $3,790.06 on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the amounts of $5,822.84 and $5,742.16 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,423.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,028.89 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx for xx years at xx
BWR2 has been xx for xx years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 50%. Tape shows PITIA miscalculation. Revised DTI is 52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the XX SOL is active. BWR1 has been XX for XX years at XX , BWR2 has been XX for XX years at XX since inception, $185K equity in the subject, and $5,958 residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75612857	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,769.12	05/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,332.49	6.125%	360	xx	xx	Conventional	Fixed	Purchase	87.755%	99.760%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	44.956%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
There is a junior mortgage against the subject property. The junior mortgage was originated on xx/xx/2024 in favor of xx” in the amount of $xx, which was recorded on xx/xx/2024.
The first to fourth installments of town taxes for 2025 have been paid in the amount of $3,451.93 on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The first and second installments of town taxes for 2026 are due in the amount of $1,769.12 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,675.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,332.49 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has xx years on the job as a xx with the xx. Previously, BWR had xx years on the job as a xx at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of $10K. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80918686	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,372.92	7.000%	360	xx	xx	FHA	Fixed	Purchase	74.775%	74.775%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	595	Not Applicable	44.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $653.46 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,412.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,372.92 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as an xx with xx. Previously, BWR had xx for xx years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable. Further details not provided."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26297952	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,578.04	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,856.09	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	755	790	41.355%	First	Final policy	Not Applicable	Not Applicable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of $xx with xx
There is one civil judgment against the borrower in favor of plaintiff name “xx”, which was recorded on xx/xx/2019 in total amount of xx.
The annual installment of combined taxes for 2024 has been paid in the total amount of $6,578.04 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,177.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,856.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is xx.
The subject property occupancy is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx years on the job as a xx  with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #2 with a sales price of $XX, is closest to the subject property. Zillow search shows an estimated value of $XX. Current UPB is $265K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90872536	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,328.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.13	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	722	774	21.130%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of $xx with xx
No active judgments or liens have been found.
The 1st and 2nd annual installments of combined taxes for 2024 have been paid in the amount of $2,328.02 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,755.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $898.13 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2024, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner occupied.
According to servicing comments dated xx/xx/2024, the subject property was damaged due to hail. The cost of repair is not available. No comments have been found regarding repair completion.

BWR has been xx for xx  years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed with PIW. Zillow search shows an estimated value of $XXXX. Current UPB $181K."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67388695	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	06/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.87	6.125%	360	xx	xx	VA	Fixed	Cash Out	71.500%	71.500%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	786	785	39.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $2,062.24 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,705.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,432.87 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan does not meet the VA seasoning period requirements of the fee recoupment period, and the decrease in interest rate from 6.13 to 6.125 did not meet the guidelines of interest rate reduction requirements. Further details not provided."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "MI cert is missing from the loan file."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7681932	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,110.27	7.625%	360	xx	xx	Conventional	Fixed	Refinance	76.000%	76.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	37.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xxin the amount of $xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,110.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,110.27 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the appraisal was completed "as is"; the appraiser commented the property was being remodeled and would not be completed prior to the note date. The condition of the property is not acceptable.
BWR has 3.66 years on the job as a vice president of sales with xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and review of the file show the subject property was being remodeled. The available 1004D confirms the remodeling of the subject property has been completed."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 37.09%. The tape shows PITI for the subject property was miscalculated. Revised DTI is 44.29%. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.66 years on the job as a vice president of sales with Wholesale Payments Inc, FICO 673, 0X30 since inception, and $234K equity in the subject and residual income of $9,968."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18543314	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virgin Islands	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,012.25	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$2,381.98	6.750%	360	xx	xx	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	616	606	52.302%	First	Final policy	Not Applicable	Not Applicable	08/01/2013	$444,849.28	$0.00	2.000%	$1,347.12	09/01/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of $xx with xx
There is a civil judgment against the borrowers in favor of xx  and xx in the amount of $xx recorded on xx/xx/2014.
There is a state tax lien against the borrowers in favor of the xx  in the amount of $xx recorded on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,012.25 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,523.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,883.46 with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
According to the PACER, the borrowers, XX and XX, filed bankruptcy under Chapter X with the case # XX on xx/xx/2014. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.
As per the seller’s tape data, the subject property is a second home.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrowers, XX and XX filed bankruptcy under Chapter X with the case # xx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $XX, and the value of the collateral is $XX. The unsecured portion is $XX. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.	The step modification agreement was signed between the borrowers, XX and XX and the lender, XX with an effective date of xx/xx/2013, and the new modified unpaid principal balance is $XXhe modified monthly P&I of $1,347.12 with an interest rate of 2.000% starting on xx/xx/2013, which will be changed in 4 steps until the new maturity date of xx/xx/2053. The rate will change in 4 steps, which end with 4.375%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan does NOT violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66779458	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,404.40	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$703.36	9.875%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	35.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 with instrument # xx in the amount of $xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2023/2024 was paid in the amount of $1,202.20 on xx/xx/2024.
The 2nd installment of county taxes for 2023/2024 was paid in the amount of $1,202.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $378.50 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrowers, XX and XX, filed for bankruptcy under Chapter X with the case #XX on xx/xx/2001. The bankruptcy was discharged on xx/xx/2002 and terminated on xx/xx/2004.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, XX, filed for bankruptcy under Chapter X with the case #XX on xx/xx/2001. The reaffirmation agreement filed on xx/xx/2002. Schedule D of the voluntary petition is not available. The bankruptcy was discharged on xx/xx/2002 and terminated on xx/xx/2004.	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$172.21.

																																																																																									Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$137.21."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69265790	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,592.56	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$390.74	6.875%	360	xx	xx	Conventional	Fixed	Purchase	102.996%	102.996%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	34.828%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of $xx with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2024 have been paid in the amount of $1,592.56 on xx/xx/2025 & xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $575.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $390.74 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2023, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. According to the PACER, the borrower, XX, filed bankruptcy under Chapter X with the case #X on xx/xx/2023. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, XX, filed bankruptcy under Chapter X with the case #X on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $XX, and the value of the collateral is $XX. The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

																																																																																			Not Applicable		xx	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33448494	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,238.62	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.57	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	740	Not Applicable	31.415%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with xx
No active judgments or liens have been found.
The 2024 combined annual taxes were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $598.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $598.57 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The foreclosure was initiated on the loan. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the subject property is unknown-occupied.
BWR has 10.50 years on the job as a scientist with the XXX.
Foreclosure Comments:The foreclosure was initiated on the loan. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details not found.
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 31.41%. The tape reflects an increase in DTI of 71.48%. Further details not provided. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 10.50 years on the job as a xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
68202224	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,326.47	5.399%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	47.919%	First	Final policy	Not Applicable	Not Applicable	04/01/2024	$255,363.76	Not Applicable	3.899%	$1,051.28	04/01/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,686.33 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,607.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,051.28 with an interest rate of 3.8990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed. The subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
The bankruptcy was filed under Chapter 7 with the xx on xx/xx/2023. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.
BWR has 8 years on the job xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments: According to the PACER, the borrower,xx filed bankruptcy under Chapter 7 with the xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.	The modification agreement was made between the borrower,xx., on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $1,051.28 with an interest rate of 3.8990% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
10733642	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,911.90	06/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,743.45	6.624%	360	xx	xx	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	788	766	34.246%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,911.90 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,743.45(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,743.45 and the interest rate is 6.624%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.58 years on the job as xx
BWR2 has been SE for 12.16 years at xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 34.25%. The tape shows the subject loan does not meet investor guidelines; assets of $434K from non-occupying BWR were used towards the purchase of NOO property. BWR is purchasing the subject property from his brother-in-law, who is non-occupying BWR, and sharing property ownership rights 50-50% along with their spouses. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
93753087	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,858.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,014.93	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	39.756%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens found.
The annual county taxes for 2024 have been paid in the amount of $7,701.50 on xx/xx/2025.
The water sewer charges for 2024 are delinquent in the amount of $148.22 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,076.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,014.93 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 39.76%. The tape shows unable to verity rental income. Lender defect. Revised DTI is 75%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. BWR has been SE xx		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable	Done
99082286	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,486.24	06/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,090.77	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	652	Not Applicable	45.925%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $743.12 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $743.12 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,335.66(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,090.77 and the interest rate is 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 weeks on the job xx
BWR receives xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was approved with an LTV of 80% that exceeds the LTV threshold of 75% for a purchase transaction secured by a 2- to 4-unit investment property. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
28670293	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,793.20	06/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.18	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	60.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,681.47 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,191.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,481.18 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.41 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 60.97%. The tape shows the lender miscalculated the rental housing expenses. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.41 years on the job xx	* MI, FHA or MIC missing and required (Lvl 3) "The FHA mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
70832195	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$5,662.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.41	3.000%	360	xx	xx	Conventional	Fixed	Refinance	52.381%	52.381%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	772	773	36.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $5,955.66 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,700.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,159.41 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the current occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 25 years on the job xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is current. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.79%. The tape shows DTI miscalculation. The revised DTI is 39.18%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 25 years on the job xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
22386848	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,215.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,453.63	6.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	46.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $4,215.91 on xx/xx/2024.
The annual installment of utilities/MUD taxes for 2025 has been paid in the amount of $404.41 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025.The first payment date is xx/xx/2025. As per tape, the current P&I is $2,453.63 with an interest rate of 6.875%. The next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025.The first payment date is xx/xx/2025. The next due date is 7/12025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +$3,362.42.
The below fees were included in the test:
Application Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $3,735.00
Points - Loan Discount Fee paid by Borrower: $8,038.00
Processing Fee paid by Borrower: $895.00
Underwriting Fee paid by Borrower: $1,195.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +$3,362.42.
The below fees were included in the test:
Application Fee paid by Borrower: $250.00
Loan Origination Fee paid by Borrower: $3,735.00
Points - Loan Discount Fee paid by Borrower: $8,038.00
Processing Fee paid by Borrower: $895.00
																																																																																								Underwriting Fee paid by Borrower: $1,195.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.70%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2 months on the job xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
14709174	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,316.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.78	6.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	102.245%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	704	733	42.589%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
There is one junior mortgage against the subject property originated on xx/xx/2024 in xx
The annual installment of school taxes for 2024 has been paid in the amount of $1,460.20 on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of $856.55 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,642.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,339.78 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed Compliance Ease delivery and timing test for revised CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan closed as a xx on a single-wide manufactured home built prior to xx. Appraisal report shows the subject property was built in the year xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $676.30."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at xx state that the manufactured home with serial xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
87327273	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,693.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.56	13.125%	360	xx	xx	Conventional	Fixed	Cash Out	93.193%	93.193%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	44.724%	Second	Commitment	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated xx
There is a prior UCC lien against the subject property in favor of xx
There are 2 prior civil judgments against the borrower in favor xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,693.68 on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $498.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $498.56 with an interest rate of 13.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 25 years on the job as a coder II,lnpatient with XXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with xx. Zillow search shows an estimated value of $XX. Current UPB is $44K."
* Compliance Testing (Lvl 3)     "Tape and file show the subject originated as a second lien loan at a CLTV of 89.26%, closed without a full appraisal, and failed the HPML test. Infinity compliance report shows the loan fails the HPML test. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the qualified mortgage safe harbor threshold test due to calculated APR of 13.519% exceeds the APR threshold of 10.570% by +2.949%."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 13.519% exceeds the APR threshold of 10.570% by +2.949%. Subject is a second lien. First lien is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
2756447	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,805.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.58	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	45.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
  No active judgments or liens have been found.
  The first installment of county taxes for 2024 has been paid in the amount of $1,402.63 on xx/xx/2025.
The second installment of county taxes for 2024 is due in the amount of $1,402.63 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,417.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,116.58 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.50%. The tape shows BWR was not employed at the time of closing. The revised DTI is 69.37%. Further details not provided. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR ha xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under-disclosed amount of -$310.08."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
45223881	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$1,224.83	$1,268.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,048.59	6.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	41.392%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of school taxes for 2024 has been paid in the amount of $3,121.68 on xx/xx/2024.
The annual installment of village taxes for 2024 has been paid in the amount of $1,174.49 on xx/xx/2024.
The annual installment of village taxes for 2025 is due in the amount of $1,268.01 on xx/xx/2025.
The annual installment of combined taxes for 2025 has been delinquent in the amount of $1,224.83 on xx/xx/2025, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,615.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,048.59 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.50 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the subject condo project is ineligible. The file shows the subject condo project is ineligible, appraiser is on an exclusionary list. File also has prior litigation related to a FC on behalf of Beneficial against a BWR, the HOA and others. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge disclosed on the final CD was xx. The calculated finance charge is xx for an undisclosed amount of -$102.15.
																																																																																									Exception downgraded as SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
98305910	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,348.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,444.35	5.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	797	44.011%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of $5,348.55 on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,032.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,444.35 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 7.33 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.01%. Tape and review shows non-occupying BWR's primary rental housing payments were not included in DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL will expire on xx/xx/2025. BWR has 7.33 years on the job xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at $5,700.00. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at $5,822.71.
Loan estimate dated xx/xx/2022 does not reflect Credit Report Fee. CD dated xx/xx/2022 reflects Credit Report Fee at $196.00.
Loan estimate dated xx/xx/2022 reflects Transfer Taxes at $3,060.00. CD dated xx/xx/2022 reflects Transfer Taxes at $3,126.30.
																																																																																									This is a cumulative increase in fee of $385.01 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
88632479	xx	Full Review	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$13,794.93	xx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,434.43	6.500%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	42.829%	First	Short Form Policy	Not Applicable	Not Applicable	08/07/2024	$750,673.67	Not Applicable	6.500%	$4,394.87	09/01/2024	Financial Hardship
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page xx
There are 2 credit card judgments against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
The annual installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,528.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,394.87 with an interest rate of 6.5%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment.
The foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure was placed on hold due to loss mitigation.
No post-close bankruptcy record has been found.
As per comment dated xx/xx/2024, the borrower was approved for 3 months trial payment plan.
The loan was modified on xx/xx/2024.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as xx

Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure was placed on hold due to loss mitigation. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx on xx/xx/2024. As per the modified term, the new principal balance is xx The monthly P&I is $4,394.87 with an interest rate of 6.5% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.85%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2 months on the job xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect pest inspection fee. CD dated xx/xx/2023 reflects pest inspection fee at $250.00. This is an increase in fee of $250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
83351643	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,675.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,333.33	4.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	737	38.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx
There is an active junior UCC lien against the subject property xx
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $4,528.07 on xx/xx/2025 and xx/xx/2025.
The 3rd installment of town taxes for 2025 is due in the amount of $2,309.71 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,310.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3333.33 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for prohibited fees test.
The following fees were included in the test:

CPL paid by Borrower: $75.00
Tie-in Fee paid by Borrower: $341.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.24%. Tape shows SE income could not be re-verified. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects a point-loan discount fee at $9,585.00. CD dated 0xx/xx/2022 reflects a point-loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a purchase case, originated on 0xx/xx/2022 and SOL is 1 year."
																																																																																									* Missing Required Disclosures (Lvl 2) "Home loan tool kit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
26870157	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,826.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,318.48	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	52.099%	52.099%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	47.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx
There is an active real estate tax lien against the subject property in favor of xx.
There is a state tax lien against the borrower in favor of the xx
There are 2 ECB liens against the subject property in favor of xx
The 1st installment of combined taxes for 2026 was paid in the amount of $2,720.22 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of combined taxes for 2026 are due in the total amount of $8,106.26 on different dates.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of $466.69, which were due on xx/xx/2025 and good through xx/xx/2025.
The annual utilities/MUD taxes for 2025 are due in the amount of $190.45 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,478.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,318.48 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $0.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $0.00.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR has 11.83 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.19%. Tape shows income misrepresentation, and the source document for gift assets is missing from the loan file. File shows gift assets of $410K and a cash-to-close requirement of $318K. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 11.83 years on the job xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect appraisal re-Inspection fee and Doc preparation fee. CD dated xx/xx/2022 reflects appraisal re-Inspection fee at $200.00 and Doc preparation fee at $300.00. This is an increase in fee of +$500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
32133307	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,594.74	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.04	7.375%	360	xx	xx	Conventional	ARM	Refinance	65.848%	65.848%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2025	$492,862.03	Not Applicable	6.875%	$3,018.15	04/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 with instrument xx
There are four junior judgments against the borrower in favor of the different plaintiffs, which were recorded on different dates, in the total amount of xx.
There is a junior IRS lien against the borrower in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $7,563.48 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $7,594.74 on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,648.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,018.15 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2022. The BK was dismissed on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2022. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is $0.00. The POC was filed by the creditor, xx , with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2022 was confirmed on xx/xx/2025. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, on xx/xx/2025. As per the modified term, the new principal balance is $xx. The monthly P&I is $3,018.15 with an interest rate of 6.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Aom break—gap aom needed from xx. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand-dated by borrower."
																																																																																									* TIL not hand dated (Lvl 2) "Final TIL not hand-dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
8959042	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Not Applicable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,764.72	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,136.09	5.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/14/2025	$1,082,418.62	Not Applicable	6.750%	$7,020.55	03/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx
There is a civil judgment against the borrower in favor of xx
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,092.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,020.55 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2017 with the loan. As per the notice of lis pendens located at xx  foreclosure complaint was filed on xx/xx/2017 in favor of xx, which was recorded on xx/xx/2017. As per the notice of rescission of default located at xx, the foreclosure complaint was canceled on xx/xx/2017. Again, the foreclosure case resumed on notice of lis pendens located at xx. The foreclosure complaint was filed on xx/xx/2021 in favor of xx , which was recorded on xx/xx/2021. As per the notice of sale located a txx, the foreclosure sale is scheduled for xx/xx/2022. As per the notice of rescission of default located at xx the foreclosure complaint was canceled on xx/xx/2022. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to streamline modification. Further details are not provided.
No post-close bankruptcy record has been found.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by owner.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2017 with the loan. As per the notice of lis pendens located at  xx, the foreclosure complaint was filed on xx/xx/2017 in favor of xx, which was recorded on xx/xx/2017. As per the notice of rescission of default located xx  which was recorded on xx/xx/2021. As per the notice of sale located at xx the foreclosure sale is scheduled for xx/xx/2022. As per the notice of rescission of default located at xx, the foreclosure complaint was canceled on xx/xx/2022. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to streamline modification. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2025. As per the modified term, the new principal balance is $xx. The monthly P&I is $7,020.55 with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2055. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. Good Faith Estimate Initial 1003_Application Loan Program Info Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as AOM Break-Rescission. AOM needed MERS to Bofi Federal. Further details were not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2013, reflects cash to the borrower in the amount of $488.31."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB is $1M."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
16646572	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$198.23	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$606.35	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	40.000%	40.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	44.761%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $198.23 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $987.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $606.35 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives SSI, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2025 does reflect points—loan discount fee, credit report fee, and transfer taxes fee at $1600.00, $312.00, and $120.00. CD dated xx/xx/2025 reflects Points-Loan Discount Fee, Credit Report Fee, and Transfer Taxes at $1800, $396.00, and $135.00. This is an increase in fee of +$299.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved at 44.76%. Tape shows the qualifying DTI exceeds the guideline limit. Further details not provided. Review shows ATR confirmed."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
85284068	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,658.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,733.31	3.500%	360	xx	xx	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	625	Not Applicable	40.311%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx
There is one active medical lien against the borrower in favor of xx
The annual installment of county taxes for 2024 has been paid in the amount of $1,658.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,066.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,733.31 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Hazard Insurance	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.31%. The tape shows the AUS recommendation for the subject loan was to refer with caution. Further details not provided. The subject loan originated on xx/xx/2021 and the 3 year SOL has expired. BWR has been an xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2021 reflects a point the technology platform service fee at $0.00 and the state tax/stamps fee at $0.00. CD dated xx/xx/2021 reflects a point Technology Platform Service fee at $93.25 and state tax/stamps at $2,620.00. This is an increase in fees of $2,713.45 for charges that cannot increase.  Loan failed charges that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C fees and recording fees at $127.00. CD dated xx/xx/2021 reflects the sum of Section C and the recording fee at $107.00. This is a cumulative increase of $2.30 for charges that in total cannot increase more than 10% in the test."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
94546363	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,736.93	xx	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$942.81	5.500%	360	xx	xx	Conventional	Fixed	Refinance	86.484%	86.484%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/20/2019	$246,539.74	Not Applicable	4.125%	$1,055.76	10/01/2019	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument xx
No active judgments or liens found.
The 1st installment of county taxes for 2024 has been paid in the amount of $1,868.47 on xx/xx/2024.
The 2nd installment of county taxes for 2024 has been paid in the amount of $1,868.46 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,508.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,055.76 with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
As per the UT dated xx/xx/2025, the foreclosure was initiated on xx/xx/2017. As per the release of lis pendens located at xx the foreclosure was cancelled due to modification.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
Foreclosure Comments:As per the UT dated xx/xx/2025, the foreclosure was initiated on xx/xx/2017. As per the release of lis pendens located at xx the foreclosure was cancelled due to modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx As per the modified term, the new principal balance is xx. The monthly P&I is $1,055.76 with an interest rate of 4.125% beginning on xx/xx/2019 and a maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Final Truth in Lending Discl. Right of Rescission	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 3) "The subject mortgage originated on xx/xx/2010. The tape defect shows that “Pay History unavailable from 2005-2013, Serviced by more than 2 servicers”. Further details are not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
72358090	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	$5,363.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,160.34	6.500%	360	xx	xx	Conventional	Fixed	Purchase	91.286%	91.286%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	809	809	36.467%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of $5,366.05 on different dates.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,883.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,160.34 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 2.75 years on the job xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 36.47% DTI. The Lender did not obtain the lease on the departing residence. Lender defect. Revised DTI 63.89%. Subject loan originated xx/xx/2022 and the 3-year SOL is active. The BWR is employed with xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase test due to increase of fee in Final CD dated xx/xx/2022. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee & Transfer Taxes at$5,493.00 & $2,703.00. Final CD dated xx/xx/2022 reflects  Points - Loan Discount Fee & Transfer Taxes at $6,250.00 & $2,794.80. This is fee increase of $757.00 & $91.80 for 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the SOL is 1 year expired."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
66541855	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,406.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,523.85	4.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	49.777%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $1,406.80 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,791.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,523.85 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
BWR has 24.41 years on the job as xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.77% DTI. The Lender did not obtain evidence to support discontinuance of child support obligations. Lender defect. Revised DTI 52.54%. Subject loan originated xx/xx/2022 and the 3-year SOL is active. The BWR is employed with xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
81459425	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,380.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,508.93	5.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	780	Not Applicable	28.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx
There is a UCC lien found against the subject property in favor of xx
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The annual water/sewer charges for 2025 are due in the amount of $94.80 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,508.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,508.93 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 7 years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.43%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL is active. BWR has 7 years on the job xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
57708724	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,967.69	05/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,004.79	7.000%	360	xx	xx	Conventional	Fixed	Refinance	91.901%	91.901%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	743	706	39.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $3,967.69 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5002.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4004.79 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR1 has 27.58 years on the job as xx
BWR2 has 3.58 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx/xx/2020 shows subject to repairs to add second floor and renovate as per plans and specification of repairs. 1004D dated xx/xx/2023 does not confirm that subject has been completed or not. The final 1004D, or completion certificate, is missing from the loan file. Final CD shows homestyle repairs in the total amount of $XX. XX search shows an estimated value of $XX. Current UPB is $588K."
																																																																																							* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2023 reflects escrow holdback in the amount of $XX. proof for release of escrow holdback is missing from the loan documents. Current UPB is $588K."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is unsaleable due to exceeding the allowable time frame for renovation of subject property. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB is $588K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
18551306	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	06/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.69	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	39.332%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024. In the amount of xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,442.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,392.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 4 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the Co-op approval with the xx has expired. Further details not provided."
																																																																																								* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2024 with a maturity date of xx/xx/2054. As per the lease agreement located at “xx the ground lease is held by xx and the leasehold expires on xx/xx/2060."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
13346232	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,176.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,769.58	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	801	Not Applicable	49.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The first and second installments of town taxes for 2025 have been paid in the total amount of $3088.48 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,369.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,769.58 with an interest rate of 6.990%. The current UPB is xx.

Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.25 years on the job xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 49.19%. Tape and review show the Lender used declining bonus and OT income. Revised DTI is 54.06%. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. BWR has 17.25 years on the job as xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
2482655	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,610.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,729.65	7.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	782	Not Applicable	44.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The first and second installments of school taxes for 2024/2025 have been paid in the total amount of $6,422.63 on xx/xx/2024 and xx/xx/2025.
The first installment of combined taxes for 2025 has been paid in the amount of $2,093.70 on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of $2,093.70 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,707.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,729.65 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Notice of Servicing Transfer	xx	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.83% DTI using a Profit & Loss statement. The Lender did not include an additional investment property in the DTI. Lender defect. Revised DTI 57.19%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
26264159	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,195.84	06/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,829.05	6.750%	360	xx	xx	Conventional	Fixed	Refinance	79.437%	79.437%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	734	35.370%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $3,097.92 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 06/04/205 in the amount of $2,441.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,829.05 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the xx  prohibited fees test. The below fees were included in the test:
MERS Registration Fee paid by Lender: $24.95
Title-Closing Protection Letter paid by Borrower: $75.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section E Recording Fee at $460.00 and Section F Transfer Taxes at $0.00. CD dated xx/xx/2025, it reflects the sum of Section E Recording Fee at $230.00 and Section F Transfer Taxes at $1,548.96. This is a cumulative increase of $1,272.96 for charges that in total cannot increase more than 10% in the test. COC for increase in fee is available from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape and file show the loan officer's NMLS license had expired and the lending branch he was affiliated with was not licensed in NJ. Further details not provided."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."		* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "************Duplicate************"	Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
97037733	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$6,091.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,870.09	8.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	754	42.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument xx
There is a prior state tax lien against xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of $51.34.
There is an active illegal conversion (code enforcement) lien against the subject property in favor of the xx
The 1st installment of combined taxes for 2026 was paid in the amount of $1,984.10 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of combined taxes for 2026 were due in the total amount of $5,952.3 on different dates.
The annual utility charges for 2025 have been delinquent in the amount of $151.36, which was due on xx/xx/2025 and is good through xx/xx/2025.
The annual utility charges for 2025 are due in the amount of $138.75 on xx/xx/2025.
The annual water charges for 2025 have been delinquent in the amount of $290.11, which was due on xx/xx/2025 and is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6654.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,870.09 with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has been SE for 5.83 years at xx
  BWR2 has 3 months on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape indicates that the transaction is considered a flip and is unsaleable. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2024, and the price of the prior sale or transfer is xx. The subject sale price is $XX. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB is $797K."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.315% exceeds APR threshold of 8.190% over by +0.125%. Subject loan is escrowed."
																																																																																									* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.337% exceeds APR threshold of 8.190% over by +0.147%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
11591641	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,950.19	9.125%	363	xx	xx	Conventional	Fixed	Refinance	90.918%	90.918%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	778	765	42.574%	First	Final policy	Not Applicable	Not Applicable	05/22/2025	$381,821.00	Not Applicable	6.875%	$2,508.29	07/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024-25 has been paid in the amount of $1,008.98 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,225.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,508.29 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
As per the document located at xx, the check was received from the borrower in the amount of xx on xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of 6/25/205, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the tape the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.75 years on the job as xx
BWR2 has 6 months on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers,xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is $2,508.29 with an interest rate of 6.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2055. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan closed a construction to permanent loan, and the AUS and credit documents expired, and after the modification, the loan terms changed, invalidating the AUS recommendation. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "The hazard insurance certificate is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1))an APR calculated at 9.287% exceeds the APR threshold of 8.490% over by +0.797%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
81543544	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,935.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.12	6.125%	360	xx	xx	Conventional	Fixed	Purchase	36.830%	36.830%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	814	779	48.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instr # xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $3,778.44 on xx/xx/2024.
No prior years delinquent taxes found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,446.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,446.12 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was not modified since origination.
No foreclosure activity found in the loan file.
No bankruptcy-related information was found.
BWR1 & BWR2 receive social security and retirement income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.86% DTI. The Lender closed the loan with expired asset statements for distribution income and without evidence of receipt of the distribution income. Lender defect. Revised DTI 66.83%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR’s both receive SSI and pension income, FICO 779,xx residual income, 0X30 since inception and $xx equity in the subject."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and recording fee at $192.00. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at $1,809.75. This is a cumulative increase of +$1,598.55 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2024 and the 1-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
84771774	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$193.04	06/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,524.99	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	54.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens were found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $193.04 on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,784.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,524.99 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the file shows that BWR signed the closing documents one day prior to the date stated on those documents. Further details not provided."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
30681035	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,854.90	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,234.81	6.990%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	814	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,854.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,033.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,234.81 with an interest rate of 6.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receives asset distribution income
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Tape and review of the file shows asset distribution income from stock accounts used for qualification is ineligible. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. BWR1 & BWR2 receive asset distribution income, FICO 793, 0X30 since inception and $84K equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
91797210	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,416.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,101.65	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $1,416.06 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,307.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,095.50 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Borrower receives SSI or pension.
  Borrower 2 receives SSI or a pension.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the subject loan closed with no credit score for either of the BWRs, and they did not meet the requirement of Freddie Mac guidelines, as the lender did not have a minimum of two payment references in the US. Further details not provided."
* Missing credit report (Lvl 3) "The credit report is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and recording fees at $770.00. CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $1,920.00. This is a cumulative increase of +$1,150.00 for charges that in total cannot increase more than 10% in the test. COC for the increase in fee is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
73791171	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$4,902.21	$9,804.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,673.19	6.500%	360	xx	xx	Conventional	Fixed	Purchase	93.000%	93.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	49.583%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The first annual installment of county taxes for 2024 has been paid in the amount of $4,902.21 on xx/xx/2025.
The annual installment of county taxes for 2024 has been delinquent in the total amount of $4,902.21, which is good through xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,157.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,673.19 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The collection comment dated xx/xx/2025 states the primary residence is potentially being used for business purposes. Tape shows subject has income producing horse barn. The appraisal report and Zillow show the subject property is an xx . Online search shows the subject property is identified as xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 reflects points - a loan discount fee at $643.23. The CD dated xx/xx/2025 reflects points - a loan discount fee at $938.97. This is an increase in fee of +$295.74 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2024 reflects a lender credit of $2,470.00, and the final CD dated xx/xx/2025 reflects a lender credit of $0.00. This is a decrease of +$2,470.00 for the fee, which has a 0% tolerance test. The subject loan is a purchase originated on xx/xx/2025, and the SOL is 1 year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.58%. Tape shows the rental income miscalculation due to BWR misrepresenting the lease agreement for the REO. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.58 years on the job as a manager with Walgreens Pharmacy, FICO 705, 0X30 since inception, and $59K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
63818890	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$453.53	$13,202.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,716.03	7.125%	360	xx	xx	Conventional	Fixed	Purchase	63.636%	63.636%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	745	49.804%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx
There is a credit judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual first and second installments of town taxes for 2025 have been paid in the amount of $6,622.97 on xx/xx/2025 and xx/xx/2025.
The annual third installment of town taxes for 2025 is due in the amount of $3,289.68 on xx/xx/2025.
The annual charges of utilities and mud for 2025 have been delinquent in the amount of $453.53, which is good through xx/xx/2025.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,224.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,716.03 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data. Subject property owner-occupied.
As per the comment dated xx/xx/2023, the borrower was impacted by Covid-19.
BWR has 8 months on the job xx
BWR has prior employment experience as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.80% DTI. The Lender miscalculated income for BWR 2. Lender defect. Revised DTI 59.43%. Subject loan originated xx/xx/2023 and the 3-year SOL is active. The BWR is SE xx, BWR 2 is employed with xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails prohibited fees test.
The below fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Attorney Fee paid by Seller: $1,750.00
Attorney Fee-Borrower's Attorney paid by Borrower: $2,000.00
Fee paid by Borrower: $650.00
Fraud Service paid by Borrower: $35.00
Real Estate Commission paid by Seller: xx
Title - Copy or Fax Fee paid by Borrower: $25.00
Title - Platform Management paid by Borrower: $1.00
Title - Tax and Assessment paid by Borrower: $30.00
Title - US District CT & US Superior paid by Borrower: $96.00
Title Closing Protection Letter paid by Borrower: $75.00"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial LE dated xx/xx/2023 reflects a lender credit of $1,323.00, and the final CD dated xx/xx/2023 reflects a lender credit of $0.00. This is a decrease of $1,323.00 for a fee that has a 0% tolerance test. The subject loan originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
97529682	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,254.50	06/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,631.35	6.875%	360	xx	xx	Conventional	Fixed	Purchase	94.000%	94.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	48.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,254.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,954.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,631.35 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.25 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "The tape shows reserves are not sufficient. Bank statements in the file show $50K in assets including gift assets of $42K, satisfying the cash-to-close requirement of xx. Gift funds of $39K were refunded to the donor, and the remaining assets in reserves of $3K do not satisfy the reserve requirement of $22K. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
39584241	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,593.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,307.10	6.625%	360	xx	xx	FHA	Fixed	Cash Out	84.669%	84.669%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	624	646	36.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx
There is an active junior UCC lien against the subject property in favor of xx
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $5,593.26 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,891.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,307.10 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2024, the payments for the months of July, August, and September are deferred.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 22.91 years on the job as xx
BWR2 has 6.41 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. Revised LE dated xx/xx/2023 reflects lender credit at $68.00. Final CD dated xx/xx/2023 reflects lender credit at $62.00. This is a decrease of +$6.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2023 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the loan exceeds the allowable cash-out limit. Further details not provided. Final CD shows non-mortgage debts of $120K paid off through the subject transaction."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
13711105	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,117.48	xx	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.08	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	45.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $1,117.48 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,530.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,090.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx. The payments for the period from xx/xx/2024 to xx/xx/2024 were deferred through forbearance plan.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the trustee’s sale located at xx, the foreclosure sale was scheduled for xx/xx/2024. As per the cancellation of trustee’s sale document located at xx, the foreclosure sale was canceled. No further information found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the borrower was approved for a 3-month TPP plan.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is vacant.
BWR has 1.16 years on the job as xx
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the trustee’s sale located at xx, the foreclosure sale was scheduled for xx/xx/2024. As per the cancellation of trustee’s sale document located at xx, the foreclosure sale was canceled. No further information found.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.44%. The tape shows income miscalculation, as the BWR's income is variable. Further details not provided. Lender defect. The revised DTI is 50.13%. The subject originated on xx/xx/2022, and the 3-year SOL is active. BWR has 1.16 years on the job xx	* Required Documentation Missing (Lvl 3) "Buydown agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflect does points - loan discount fee. Final CD dated xx/xx/2022 reflects points - loan discount fee at $130.45. This is an increase in fee of +$130.45 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on CD dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects lender credit at $34.14. Final CD dated xx/xx/2022 does not reflect lender credit. This is decrease of +$34.14 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
The subject is a purchase case originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
93870426	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,287.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,824.01	6.500%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	24.470%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	759	46.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2024 has been paid in the amount of $2,721.56 on xx/xx/2025.
The 2nd annual installment of county taxes for 2024 is due in the amount of $2,721.56 on xx/xx/2025.
No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,000.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,293.50 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.41 years on the job as xx. BWR2 has 5.33 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is uninsurable by the VA due to VA bonus entitlement miscalculation. Further details not provided."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
9247462	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,137.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,802.76	8.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	801	37.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $4,017.72 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,423.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,802.76 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21.58 years on the job as a xx
BWR2 has 20.91 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "The revised closing disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the subject loan was rejected by the investors due to the zoning of the subject property being rural. Review of the appraisal report shows the property is in a rural zone. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB is $854K."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 8.950% exceeds APR threshold of 8.900% over by +0.050%.

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.950% exceeds APR threshold of 8.150% over by +0.800%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
94426195	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,159.97	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,281.88	6.875%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	23.243%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,159.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,281.88 (PITI), which was applied for the due date xx/xx/2025. The current P&I is $6,281.88 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows 9 months of reserves. Further details not provided. Bank statements in the file show $389K of assets satisfy the cash-to-close requirement of $131K. Remaining $258K of reserves. BWR has been xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount fee. CD dated xx/xx/2025 reflects Points - Loan Discount fee at $4,781.25. This is an increase in fee of +$4,781.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
96067290	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,720.00	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.50	7.375%	360	xx	xx	Commercial	Fixed	Refinance	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	696	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/pagexx
There is a prior state tax lien against the borrower in favor of the xx
The annual installment of county taxes for 2025 is due in the amount of $4,720.00 on xx/xx/2025.
The annual installment of county taxes for 2024 has been paid in the amount of $4,579.41 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,027.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,481.50 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.

BWR is an LLC, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows issue as appraisal. The subject had a prior sale on xx/xx/2025 for $XX, and the current market value is $XX. appraiser noted that the subject was previously purchased as distressed property and has been renovated since last purchase. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB $214K."
																																																																																								* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "As per the final title policy located at xx the property is leasehold. The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2055. The UT report dated xx/xx/2025, which alerts to a severe defect, shows that the property is leasehold. The title policy schedule B located at xx shows the exception for the ground rent lease dated xx/xx/2008, recorded in liber no XX, folio 193. The leasehold agreement is available at xx and it reflect that leasehold is forever."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
44662741	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$341.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$787.16	7.000%	360	xx	xx	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	615	733	45.424%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $341.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,040.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $787.16 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.5 years on the job as a xx
BWR2 receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the contract date did not meet FHA flipping requirements. The review of the appraisal report shows the date of contract is xx/xx/2024 and the date of the prior sale or transfer is xx/xx/2024 in the amount of $XX. The subject's appraised value on xx/xx/2024 was $XX. Subject has been renovated. The kitchen and bathroom have been remodeled. Zillow search shows an estimated value of $XX. Current UPB is $117K."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $279.00. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $385.49. The loan estimate dated xx/xx/2024 reflects an appraisal re-inspection fee of $175.00. The CD dated xx/xx/2024 reflects an appraisal re-inspection fee of $300.00. This is a cumulative increase in fee of $231.49 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																									The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
66141842	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$389.94	06/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,320.74	7.500%	120	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	739	Not Applicable	32.969%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The 2024 county annual taxes were paid in the amount of $389.94 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,639.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,320.74 with an interest rate of 7.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property occupancy is stated as investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 9 years at xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the file show that BWR signed the closing documents one day prior to the date stated on those documents and does not meet the TRID 3-day requirement. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
4001034	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,055.19	07/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,122.64	6.125%	360	xx	xx	VA	Fixed	Refinance	99.812%	99.812%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,055.19 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,402.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,122.64 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the borrower filed a claim for damage due to hail on xx/xx/2025 and the borrower filed an insurance claim for the loss amount of xx. The estimated cost of repairs is not available. No further information has been found regarding the completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan does not meet VA seasoning period requirements."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 3) "The right of rescission is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
56244522	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,974.69	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,842.87	7.875%	360	xx	xx	Conventional	Fixed	Refinance	68.831%	68.831%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	692	Not Applicable	48.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $3,487.35 on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of $3,487.34 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,486.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,842.87 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 reflect Points - Loan Discount Fee at $5,247.00. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at $7,632.00.
The loan estimate dated xx/xx/2024 does not reflect Tax Service Fee. CD dated xx/xx/2025 reflects Tax Service Fee at $79.00.
																																																																																								This is a cumulative increase in fees of $2,464.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2025, and the SOL of 3 years is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.10%. The tape shows SE income misrepresentation. BWR did not file all of the required tax returns, the returns filed had errors, income was declining, and one of the businesses was not registered with the state. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
54667359	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,125.72	06/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,968.10	6.625%	240	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	778	775	16.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $8,125.72 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,936.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,968.10 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR1 has been xx
BWR2 does not have any employment history.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by - $135.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1 year."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #2 with a sales price of $XX, is closest to the subject property. Zillow search shows an estimated value of $XX. Current UPB is $1M. Lowered appraised value increased LTV to 88%."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
17287033	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,103.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.43	8.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	38.629%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,103.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,500.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,216.74 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.  No post-close bankruptcy record has been found.
As per seller's tape data, the subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial LE is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the lender failed to obtain a second appraisal, as the subject property value was flipped and the loan is HPML. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2024, and the price of the prior sale or transfer was $XX. The current sale price is $XX. The last owner had replaced the flooring throughout, updated the kitchen and bathroom, and painted the interiors. Zillow search shows an estimated value of $XX. Current UPB $155K. Further details not provided."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.710% exceeds APR threshold of 8.150% over by +0.560%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.734% exceeds APR threshold of 8.150% over by +0.584%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
12109729	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	$1,484.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$427.20	4.250%	360	xx	xx	FHA	Fixed	Purchase	96.489%	105.018%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	21.364%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated xx
There is an active junior mortgage against the subject property in favor of xx
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of $1,484.92 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $614.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $427.20 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the BWR remains unresponsive while continuing to make payments. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$159.36."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
34582585	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$30.37	07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,389.25	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	98.800%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	771	46.685%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx
There is a junior mortgage active against the subject property in favor of xx
There is a prior civil judgment active against the borrower in favor of xx
The annual county taxes for 2024 have been paid in the amount of $29.46 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,885.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,389.25 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.75 years on the job xx
BWR2 has 3.75 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at $409.00. CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $684.00. This is a cumulative increase of +$234.10 for charges that in total cannot increase more than 10% test. COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the income from both BWRs has exceeded the maximum limit for the county and does not meet the OHCS first home product guidelines."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
67093147	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,956.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$880.20	6.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	38.942%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
There is an active subordinate (DPA) junior mortgage against the subject property in favor of xx
The annual installment of combined taxes for 2024 has been paid in the amount of $4,956.75 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,147.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $880.20 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.91 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and DU report show the risk recommendation for the subject loan is refer at a DTI of 38.94%, and manual UW is not allowed under loan program guidelines. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The FHA MI certificate is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case; the final CD dated xx/xx/2025 reflects cash in the amount of $1,501.74."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
29326625	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,216.32	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$808.19	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	96.953%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	818	812	47.233%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 to pay 2025 were paid in the total amount of $3,216.32 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $808.19 with an interest rate of 6.99%. The current UPB reflected is xx.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.

BWR1 receives social security income.
BWR2 has 20.41 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan fails TRID Total of Payments Test due to fees charged: xx. Exceeds fees threshold of xx by over -$111.32.

The subject loan is a purchase originated on xx/xx/2025, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan closed with a Goal Grant loan of $2,500 does not meet the loan program eligibility requirements, as the BWR is not an FTHB. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
13117218	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,360.11	07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,702.39	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	703	48.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 are due in the total amount of $1,224.91 on different dates.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024 were paid in the total amount of $1,135.20 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,060.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,702.39 with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as xx
BWR2 has 2.91 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.12%. The tape and review shows the income was miscalculated. Lender defect. Revised DTI 60.74%. Subject loan originated xx/xx/2025 and the 3-year SOL is active. BWRs is employed withxx. BWR2 is employed with xx. FICO 703, residual income of $xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Appraisal Review Fee. CD dated xx/xx/2025 reflects Appraisal Review Fee at $250.00. This is an increase in fee of +$250.00 for charges that cannot increase. The subject loan is a purchase case, originated on 0xx/xx/2025 and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
83609043	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,036.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,760.42	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	756	49.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,036.40 on xx/xx/2024.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,215.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,760.42 with an interest rate of 6.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 12 years on the job as a xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Loan failed the initial loan estimate delivery date test due to initial loan estimate is dated xx/xx/2024 and electronically signed on xx/xx/2024 which is more than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for delivery timing of initial loan estimate."
* ComplianceEase RESPA Test Failed (Lvl 3) "The loan failed the RESPA timing test due to the LE, settlement services provider list, and the homeownership counseling organization disclosure were issued 4 days after the initial application date. The initial loan application date is xx/xx/2024, and the documents are dated xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.87%. Tape shows lender missed a new debt the BWR opened before closing. Revised DTI is 51.91%. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active. BWR1 has 12 years on the job as a program manager at the Veteran's Affairs Medical Center. BWR2 has been SE as an operator for 9.83 years, FICO 756, 0X30 since inception, $262K equity in the subject and $7,606 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that cannot increase 10% tolerance test due to loan failed initial LE estimate delivery and timing test. The initial LE dated xx/xx/2024 was delivered on xx/xx/2024, which is more than 3 business days from the initial application date of xx/xx/2024. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Done
2258623	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,088.00	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.34	6.500%	360	xx	xx	Conventional	Fixed	Refinance	87.500%	87.500%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	732	49.097%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There is an active prior mortgage against the subject property which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of $2,044.00 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $2,044.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,992.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,327.34 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.16 years on the job as a xx. Additionally, BWR1 has been SE at both xx.
  BWR2 has been SE for 3.83 years at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.10% DTI. The Lender miscalculated income. Lender defect. Revised DTI 52.13%. Subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx for 4 years and SE as an Actor and Fitness Trainer for 3 years, BWR 2 is SE as an Actor for 3 years, FICO 730, $1,928 residual income, 0X30 since inception and $30K equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33899175	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$949.25	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,694.81	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	782	783	44.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $949.25 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,876.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,694.81 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The appraisal report in the loan file is as-is. The tape and review of the file show the subject condo project is undergoing repairs of the buildings, and the condo questionnaire shows a special assessment of $6.5M planned for repairs. A structural integrity report after the completion of repairs by a licensed professional is missing from the loan documents. Zillow search shows an estimated value of $341K. Current UPB is $233K.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
BWR1 has 10.58 years on the job as an IT engineer with xx.
BWR2 has 1 year on the job as a physician with xx. Previously, BWR2 had 4 months on the job as a physician at xx. Prior to that, BWR2 had 5.66 years on the job as a physician with xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1217703	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,607.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,984.32	6.625%	360	xx	xx	Conventional	Fixed	Purchase	60.777%	60.777%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.622%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $1,607.04 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,238.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,984.32 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR 1 has six months on the job as a category manager at xx. BWR was a VP of business development with xx. between xx/xx/2022 to xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Initial Escrow Acct Disclosure	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search reflects an estimated value of $XX. The current UPB is $307K."
* Missing credit report (Lvl 3) "Credit Report is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.62%. Tape shows BWR not employed at closing. BWR defect. Loan originated xx/xx/2024 and the 3-year SOL is active. BWR 1 has six months on the job as a category manager at xx. BWR was a VP of business development with xx. between xx/xx/2022 to xx/xx/2024, $202K equity in the subject and 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at $4,156.00. CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $5,723.00. This is an increase in fee of $1,567.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40503872	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$91.66	06/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,660.58	7.375%	360	xx	xx	Conventional	Fixed	Refinance	40.769%	40.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	809	47.811%	First	Final policy	Not Applicable	Not Applicable	05/22/2025	$52,793.00	Not Applicable	6.875%	$346.81	07/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of $88.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,054.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $346.81, and the interest rate is 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.16 years on the job as a radiology technologist.
BWR2 has 25.58 years on the job as a sales representative at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The construction conversion modification agreement was made between the borrowers, “xx,” and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $52,793.00. The monthly P&I is $346.81 with an interest rate of 6.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2055.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Loan Origination Fee at $4,690.00. Final CD dated xx/xx/2024 reflects Loan Origination Fee at $5,300.00. This is an increase in fee of +$610.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2023 and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The seller’s tape shows the construction conversion loan. The borrower completed a large principal reduction prior to modification on xx/xx/2025 in the amount of xx. The loan was originated on xx/xx/2023 with a loan amount of xx. As per the modification agreement located at “xx,” the loan was modified on xx/xx/2025, and the UPB has been decreased in the amount of xx. The current UPB is xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1959403	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$123.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,589.76	5.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	43.380%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $120.58 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,340.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,589.76 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a first officer with xx. Previously, BWR had 3.41 years on the job as a pilot with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as BWR rented the subject property after closing. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$150.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.38%. The tape shows the subject is NOO, as BWR rented the subject property after closing, causing the lender to omit primary housing expenses. The revised DTI is 44.93%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1 year on the job as a first officer with xx, FICO 811, $71K equity in the subject, 0X30 since inception and $5,391 residual income."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58252341	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$778.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,395.67	5.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	798	49.869%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx. There is one active civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of 1,846.05. The annual installment of county taxes for 2024 has been paid in the amount of $746.88 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,899.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,395.67 00 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 8.41 years at xx.
 BWR2 has been SE for 7 years at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an undisclosed amount of -$150.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.86%. Tape shows SE income miscalculation. Further details not provided. Lender defect. The revised DTI is 53.12%. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 8.41 years at xx, FICO 784, $47K equity in the subject, $18K assets, 0X30 since inception and $3,647 residual income."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2408176	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,486.60	7.250%	360	xx	xx	Conventional	Fixed	Purchase	79.996%	79.996%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	720	49.927%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens found.
The tax status: to follow.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,238.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,486.60 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
BWR1 has 9.16 years on the job as a sales manager with xx.
BWR2 has been SE for 14.66 years at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.93% DTI. The Lender used SE distributions as income that was not supported and excluded liabilities. Lender defect. Revised DTI 67.23%. Subject loan originated 3/XX/25 and the 3-year SOL is active. The BWR is employed with xx as the Sales Manager for 9 years, BWR 2 is SE with xx for 15 years, FICO 716, $3,387 residual income, 0X30 since inception and $127K equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29288958	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$72.36	07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,592.24	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	779	49.486%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $72.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,778.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,778.08 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR 1 has 6 months on the job as a part advisor with xx. Previously BWR 1 had 13.83 years on the job as a parts manager with xx.
BWR 2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.49% DTI. The Lender used commission income with only 6 months employed and other income that was not supported in the loan file. Lender defect. Revised DTI 71.33%. Subject loan originated 5/XX/25 and the 3-year SOL is active. The BWR is employed with xx as a Parts Advisor for 6 months, BWR 2 receives SSI and Other income, FICO 760, $2,048 residual income and $98K equity in the subject."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the written list of service providers disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under-disclosed amount of -$375.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects lender credit at $7.00; the final CD dated xx/xx/2025 reflects the lender at $0.00. This is a decrease of +$7.00 for a fee that has a 0% tolerance test.

The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84855733	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,347.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,213.78	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	43.358%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of $1,347.07 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 4,825.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,213.78 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.08 years on the job as an IT specialist senior principal with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing. Further details not provided. Elevated for client review."	* Cash out purchase (Lvl 3) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of $126.13."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$150.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 43.35%. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.08 years on the job as a senior principal IT specialist with xx, FICO 783, 0X30 since inception and $35K equity in the subject."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31849445	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,419.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,639.41	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	682	36.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens were found.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of $1,709.50 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,998.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,639.41 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR2 has 2.75 years on the job as a director of technology withxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees test.
The below fees were included in the test:
HOA Capital Contribution paid by Borrower: $500.00
HOA Dues paid by Borrower: $286.97
Taxes Due paid by Seller: $854.75
Title - Electronic Delivery paid by Borrower: $50.00
Title Closing Protection Letter paid by Borrower: $75.00
Title Corporate Status and State paid by Borrower: $31.00
Title Municipal Lien Search paid by Borrower: $35.00
Title Notice of Settlement paid by Borrower: $40.00
Title Transaction Management paid by Borrower: $35.00
																																																																																								Verification Fee paid by Lender: $66.45"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 36.50%. Tape shows the subject is NOO, as BWR listed the subject property for rent shortly after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR2 has 2.75 years on the job as a director of technology with xx, FICO 777, 0X30 since inception and $122K equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47302897	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,985.00	07/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,936.58	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	661	32.381%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,985.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,315.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,936.58 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives social security income.
BWR2 has 2 months on the job as a director of creative design with xx. Additionally, BWR2 has been SE for 7.75 years at xx.
BWR3 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 32.38% DTI. The Lender allowed the loan to close with instability of employment and income for the coborrower. Lender defect. Revised DTI is 94.83%. The borrower has been employed for 2 months as the xx for xx., and was previously self-employed for 7 years in retail. The subject loan originated xx/xx/2024 and the 3-year SOL is active, FICO 661, 0x30 since inception, and $170K equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91929530	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,548.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,062.09	4.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	802	Not Applicable	50.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of $4,181.00 on xx/xx/2025 and xx/xx/2025.
The 1st installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of utilities/MUD charges for 2025 is delinquent in the amount of xx, which was due on xx/xx/2025 and good through xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,518.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,062.09 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
BWR has 2.58 years on the job as a graphic designer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.19%. The tape shows PITI miscalculation as the HOA dues increased in 2022. The revised DTI is 53%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022 and the 3-year SOL has expired. BWR has 2.58 years on the job as a graphic designer at xx. FICO 802, $16K equity in the subject, 0X30 last 24 months and $2,144 residual income."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2022, reflects cash to the borrower in the amount of $660.93."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.19% as the borrower’s income is $4,839.47 and total expenses are in the amount of $2,417.43 and the loan was underwritten by LP Locator xx and its recommendation is Accept with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68652783	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,371.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.38	3.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	43.162%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrumentxx.
There is a junior judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual county taxes for 2024 have been paid in the amount of $3,352.28 on xx/xx/2024.
The annual school taxes for 2024 have been paid in the amount of $3,599.81 on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of $4,419.80 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,902.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,616.38 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the RFD is the illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.58 years at xx. Additionally, the BWR receives disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.16%. Tape shows SE income was not established. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 6.58 years at xx. Additionally, the BWR receives disability income. FICO 711 and $65k equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.16% as the borrower’s income is $9,649.67 and total expenses are in the amount of $4,165.02 and the loan was underwritten by LP Locator xx and its recommendation is Accept with a DTI of 43%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57343810	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$4,463.03	$8,449.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,628.68	7.500%	360	xx	xx	Conventional	Fixed	Purchase	78.537%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	807	46.640%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument | xx
There is a XXXX lien against the subject property in favor of the xx in the amount of xx, which was recorded on xx/xx/2017, and it was amended on xx/xx/2017 with the amount of xx.
The 1st installment of supplemental taxes for 1984 is delinquent in the total amount of $4,463.03, which was due on xx/xx/1986 and is good through xx/xx/2025.
The 1st and 2nd installments of 2024-2025 were paid in the total amount of $8,449.88 on xx/xx/2024 & xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,628.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,628.28 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR1 has 6.16 years on the job as a director of accounting with xx.
BWR2 has 4.83 years on the job as a GM with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects an appraisal fee of $565.00. The PCCD dated xx/xx/2025 reflects an appraisal fee of $715.00. This is an increase in fee of +$150.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan was originated on xx/xx/2025, and the 1-year SOL is active.
TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at $565.00; the PCCD dated xx/xx/2025 reflects the lender at $0.00. This is a decrease of +$565.00 for a fee that has a 0% tolerance test.
Loan failed charges cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at $4,170.00. PCCD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $5,522.00. This is a cumulative increase of +$1,351.90 for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 46.64%. Tape shows income misrepresentation. WVOE in file for BWR employer Servpro does not match results that came back from the Work Number. Work Number shows 2024 income of $1538 for a different company owed by BWR spouse. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 6.16 years on the job as a director of accounting with Servpro of Yorba Linda/Brea, and BWR2 has 4.83 years on the job as a GM with xx, FICO 726, and $103K equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84663590	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,380.29	06/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$766.20	6.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	26.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	753	29.995%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with xx. The subject mortgage was re-recorded on xx/xx/2025 to add the xx rider that was erroneously not attached to the subject mortgage document.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of $2,127.09 on xx/xx/2025.
The annual school taxes for 2024 were paid in the amount of $1,253.20 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,318.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $766.20 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has 8.16 years on the job as a sales/customer service representative with xx.
  BWR2 has 9.33 years on the job as a head cashier with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the state regulation late fees test, as the late fee of 5% charged on the loan exceeds the threshold of 2.000%, and it is over by +3.000%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect appraisal re-inspection fee. Final CD dated xx/xx/2024 reflects appraisal re-inspection fee at $120.00. This is an increase in fee of +$120.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject is a purchase case, originated on xx/xx/2024, and 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan purchase timeframe exceeded the limit due to the county septic delays being replaced. Further details not provided."
																																																																																								* Loan has escrow holdback. No proof it was released (Lvl 3) "The final CD, dated xx/xx/2024, reflects an escrow holdback in the amount of $617.00. Proof for the release of escrow holdback is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48872697	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,373.59	07/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,089.53	7.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	704	786	44.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page xx.
No active judgments or liens have been found.
The first, second, and third installments of combined taxes for 2023 have been paid in the total amount of $6,373.59 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,807.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,089.53 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.3 years on the job as a nurse with xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the credit report was expired at the time of closing, and a new credit report was obtained after closing with a high score. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73927966	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,482.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,061.46	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	49.727%	49.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	13.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2023/2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The first installment of county taxes for 2024/2025 has been paid in the amount of $9,687.47 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,681.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,061.46 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 8.3 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan fails the compliance delivery and timing test for the CD dated xx/xx/2025. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2025, which is after the consummation date of xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at $926.20. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $1,022.00. This is a cumulative increase of +$95.80 for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 13.87%. Tape shows the subject is NOO, causing the lender to omit the primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 8.3 years at xx, FICO 688, 0X30 since inception."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31301286	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,007.01	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,125.61	7.500%	360	xx	xx	Commercial	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	727	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is an active prior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument xx.
The annual installment of combined taxes for 2024 has been paid in the amount of $5,007.01 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,815.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,125.61 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) xx	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the improvement section shows the exterior siding of the garage needs to be repaired. The estimated cost to cure is in the amount of $300.00. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is xx, annual payments (debt service) are xx, and the debt service cover ratio (DSCR) is 0.96."
																																																																																								* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44679426	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,159.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,133.69	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	44.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx. There are 3 prior credit card judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2018, xx/xx/2019, and xx/xx/2019, in the total amount of xx. There is an active DOJ lien against "xx" in favor of the "xx", which was recorded on xx/xx/2018 in the amount of $3,129.23. The annual installment of county taxes for 2024 has been paid in the amount of $9,752.65 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,993.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,133.69 with an interest rate of 7.375%. The current UPB reflected as per the tape data is xx. As per the deferment agreement located at xx, the amount of xx has been deferred, and the effective date after deferral payment is xx/xx/2024.	Collections Comments:The current status of the loan is performing.
According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 7.41 years on the job as an operator with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO, as owner occupancy is not supported. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.58%. Tape shows subject is NOO, as owner occupancy is not supported, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 7.41 years on the job as an operator with xx., FICO 785, and $42K equity in the subject."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$132.00."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8124116	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	$732.38	07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,128.40	6.000%	360	xx	xx	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	691	66.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $761.67 on xx/xx/2025 & xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,310.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,128.40 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BBWR has 6 months on the job as a mechanical xx helper with xx.
CO-BWR has 2.5 years on the job at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan amount is incorrect, and BWR was refunded the funding fee from VA. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21061694	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,614.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,844.80	6.500%	360	xx	xx	Conventional	Fixed	Purchase	94.630%	94.630%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	42.572%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,031.99 on xx/xx/2024.
The annual installment of other taxes for 2024 has been paid in the amount of $2,337.36 on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of $5,244.82 on xx/xx/2024.
The annual installment of water charges for 2025 is due in the amount of 138.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,159.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,844.80 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3 years on the job as an account manager at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.82%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 years on the job as an account manager at xx, FICO 705, 0X30 since inception, and $52K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61369828	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,957.49	06/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.70	6.750%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	625	38.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is an active prior UCC lien against the subject property in favor of xx.
which was recorded on xx/xx/2024.
For parcel xx
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $2,227.40 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,957.49 on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,609.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,240.70 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.16 years on the job as a mental health professional with xx.
BWR2 has 1.2 years on the job as a service technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the qualified mortgage lending policy points and fees test due to Fees charged $6,231.87, exceed the fees threshold of $5,415.27 by $816.60.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $4,636.87 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $1,095.00

The loan failed the FHA QM safe harbor test threshold test due to APR calculated 7.713% exceeds the APR threshold of 8.527% by -0.814%. The subject loan is escrowed.

The loan fails the FHA QM Rebuttable Presumption Test due to fees charged of $6,231.87. Exceeds the fees threshold of $5,415.27 by $816.60.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $4,636.87 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $1,095.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the appraisal re-inspection fee. CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at $175.00. This is an increase in fee of +$175.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges cannot increase more than 10% in the tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at $1,504.80. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at $1,911.75. This is a cumulative increase of +$406.95 for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx/xx/2025 and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test because the fees charged, $6,231.87, exceed the fee threshold of $5,415.27 by +$816.60.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $4,636.87 Processing Fee paid by Borrower: $500.00 Underwriting Fee paid by Borrower: $1,095.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet the seasoning requirement of property ownership for a minimum of 12 months for cash-out refinance. The property was purchased by the borrower on xx/xx/2024 for $XX, and the case # was pulled by the previous lender on xx/xx/2025. Further details not provided. The Zillow search reflects an estimated value of $XX."
																																																																																								* MI, FHA or MIC missing and required (Lvl 3) "The mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59718354	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,390.50	06/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,901.82	6.875%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	755	52.122%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is a prior child support lien against the borrower in favor of xx, which was recorded on xx/xx/2016. The amount of the lien is not provided.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of $6,390.50 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,793.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,901.82 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
BWR1 has 2.66 years on the job as a business development executive at xx.
BWR2 has 19.83 years on the job as a sales route driver at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR had two FHA loans and does not qualify for any policy exemptions. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25893319	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,804.70	07/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.64	6.875%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	677	36.374%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,804.70 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,069.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.64 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xx at the xx.
BWR2 has 4 years on the job as a lead installation technician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR had two FHA loans and does not qualify for any policy exemptions. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71842151	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,966.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,425.89	7.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	762	38.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,847.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,065.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,425.89 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 & BWR2 have been SE for 10 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and review of the file show the revised appraisal xx was not delivered 3 days prior to the note date. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB is $471K."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.163% exceeding the APR threshold of 8.120% by +0.043%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.154% exceeds APR threshold of 8.120% over by +0.034%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93712284	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,530.02	06/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$281.74	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	28.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There are 02 UCC liens found against the subject property in favor of xx, which were recorded on xx/xx/2025 and xx/xx/2025.
The 1st installment of county taxes for 2024-2025 has been paid in the amount of $1,265.01 on xx/xx/2025.
The 2nd installment of county taxes for 2024-2025, in the amount of $1,265.01, is due on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $592.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $281.74 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed
BWR has been SE for 2.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement and the photo addendum of the appraisal report show plaster repair needed around the window area and missing kitchen ceiling tiles. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was deemed ineligible, as the BWR income is from the cannabis-based industry. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12691396	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,291.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.97	7.375%	360	xx	xx	FHA	Fixed	Cash Out	81.400%	81.400%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	695	52.295%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There are 2 credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2015 and xx/xx/2025. The amount of the lien is not provided.
There are 5 civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
There is a prior state tax lien against the borrower in favor of xx which was recorded on xx/xx/2023 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of $1,291.36 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,814.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,264.97 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 22.66 years on the job as an accounting technician at the xx.
BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the BWR had two FHA loans and does not qualify for any policy exemptions. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "The ROR is not hand-dated by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor loan test due to APR calculated 8.233% exceeds APR threshold of 8.077% over by +0.156%."
																																																																																									* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.233% exceeding the APR threshold of 7.930% by +0.303%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.065% exceeds APR threshold of 7.930% over by +0.135%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37926431	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,000.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,031.16	8.125%	360	xx	xx	Conventional	Fixed	Purchase	79.718%	79.718%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	Yes	770	Not Applicable	49.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,920.87 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,162.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,031.16 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is occupied by an investor.
BWR has been SE for 29.41 years at xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 49.62%. Tape shows undisclosed debt. Revised DTI is 58.62%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 29.41 years at xx, FICO 770, 0X30 since inception, $178K equity in the subject, and $7,765 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6764103	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,669.01	07/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,398.76	7.875%	360	xx	xx	Commercial	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	42.182%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of $2,238.07.
The 3rd installment of county taxes for 2025 is due in the amount of $1,274.99 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,229.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,398.76 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The foreclosure was initiated in 2025. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated on xx/xx/2025.
No post-close bankruptcy record has been found.
BWR has been SE for 3.33 years at xx.
Foreclosure Comments:The foreclosure was initiated in 2025. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated on xx/xx/2025.
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and approved at 42.18%. The tape shows an increased DTI of 44.14%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 3.33 years xx., FICO 776 and $158K equity in the subject."	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows a repurchased loan due to delinquency: The borrower has fallen into Early Payment Default (EPD), which has rendered the loan ineligible to remain with the investor. The borrower failed to make one or more of the first three (3) monthly payments due to the investor post-closing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90508900	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,705.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.92	6.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	106.216%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	44.964%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument xx.
There is an active junior mortgage (xx) against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2025 with the instrument xx.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,454.64 on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of $2,250.50 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,437.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,079.92 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 10 months on the job as a production coordinator at xx. BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Transfer Taxes at $1,219.00. Final CD dated xx/xx/2024 reflects Transfer Taxes at $1,223.75. This is an increase in fee of +$4.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "The seller tape defect shows the investorxx rejected the loan for purchase due to surpassing the purchase deadline of 180 days while we pended receipt of the Final TPOL, and the title policy has been received, which is located at xx. Schedule B of the Final TPOL reflects the mortgage originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx"	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting is xx. The amount of the secondary lien is xx. Loan amount is xx. LTV is 90.00%, and CLTV is 106.215%. Current UPB is $165K."
																																																																																									* LTV or CLTV exceeds 104% (Lvl 2) "Collateral value used for underwriting is xx. The amount of the secondary lien is xx. Loan amount is xx. LTV is 90.00%, and CLTV is 106.215%. Current UPB is $165K."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83035681	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,447.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,486.02	7.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	762	47.507%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,447.38 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,923.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,486.02 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.33 years on the job as a deputy public information officer with the xx.
BWR1 was a full-time student with the University of xx between xx/xx/2023 and xx/xx/2023 for 3 months.
BWR1 had prior employment experience as a deputy with the xx for 1.66 years.
Additionally, BWR1 receives dividend interest.
BWR2 has 1 year on the job as a social worker with xx.
BWR2 was a full-time student and student union employee with the XX of xx between xx/xx/2019 and xx/xx/2024 for 4.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Required Documentation Missing (Lvl 3) "The revised closing disclosure dated xx/xx/2025 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.50%. Tape shows dividend income miscalculation. The revised DTI is 52.67%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.33 years on the job as a deputy public information officer with the xx, FICO 762, 0X30 since inception, $41K equity in the subject, and $4,354 residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69836920	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,552.00	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$818.61	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	91.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	49.656%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There is one junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
The first installment of county taxes for 2025 has been paid in the amount of $1,276.00 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,276.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,323.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $818.61 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.66 years on the job as a line worker with The xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.65%. The tape shows income miscalculation as the VOE shows fluctuating hours and a history of layoffs. The revised DTI is 60.83%. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.66 years on the job as a line worker with The xx, FICO 677, 0X30 since inception, $14K equity in the subject, and $1,188 residual income."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10171642	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,546.66	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,002.46	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	756	41.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $4,546.66 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,676.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,002.46 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 5.50 years at xx.
BWR2 has 1.33 years on the job as an IT specialist with xx. BWR2 has prior employment experience as an associate with xx for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an IPC violation, as the seller credit of xx on the final CD exceeds the closing cost of xx by $3,201.09. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60442880	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,944.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,558.71	7.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	101.625%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	744	55.266%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There is an active junior mortgage against the subject property in favor of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument Book/Page# xx.
There are three junior UCC liens against the subject property in favor of xx, which were recorded on different dates.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,944.22 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,227.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,558.71 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2.25 years on the job as a therapist with xx.
BWR2 has 8 months on the job as an associate chiropractor with xx. Previously, BWR2 had 1.50 years on the job as a student with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 55.26%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.25 years on the job as a therapist with xx. BWR2 has 8 months on the job as an associate chiropractor with xx, FICO 712, 0X30 since inception."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +$1,072.71.
The below fees were included in the test:
Application Fee paid by Borrower: $150.00
Closing Fee - Lender paid by Borrower: $475.00
Funding, Wire, or Disbursement Fee paid by Borrower: $399.00
Loan Origination Fee paid by Borrower: $3,686.30
Points - Loan Discount Fee paid by Borrower: $6,365.12
Processing Fee paid by Borrower: $30.00
Underwriting Fee paid by Borrower: $600.00.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +$1,072.71.
The below fees were included in the test:
Application Fee paid by Borrower: $150.00
Closing Fee - Lender paid by Borrower: $475.00
Funding, Wire, or Disbursement Fee paid by Borrower: $399.00
Loan Origination Fee paid by Borrower: $3,686.30
Points - Loan Discount Fee paid by Borrower: $6,365.12
Processing Fee paid by Borrower: $30.00
Underwriting Fee paid by Borrower: $600.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $3,269.51."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.404% exceeds APR threshold of 8.230% over by +0.174%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.241% exceeds APR threshold of 8.230% over by +0.011%.

																																																																																									Loan failed FHA QM Safe Harbor threshold test due to APR calculated 8.404% exceeds APR threshold of 8.427% below by -0.023%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57860528	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,460.38	08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,830.64	5.750%	360	xx	xx	FHA	Fixed	Refinance	99.586%	99.586%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	49.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,467.68 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,128.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,830.64 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.10 years on the job as an HVAC maintenance technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects loan origination fee at $3,069.00. Final CD dated xx/xx/2025 reflects loan origination fee at $3,083.00. This is an increase in fee of $14.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and the AUS report show the lender used an incorrect appraised value of $XX. Review of the appraisal report shows an appraised value of $XX, which increases the LTV from 94.86% to 97.87%. Further details not provided. Zillow search shows an estimated value of $XX. Current UPB is $312K."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23797301	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$2,539.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.70	6.375%	240	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	672	635	44.748%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023-2024 have been paid in the total amount of $4,616.7 on xx/xx/2024 and xx/xx/2024.
The first installment of county taxes for 2024-2025 has been paid in the amount of $2,539.19 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,982.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,461.7 with an interest rate of 6.375%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as an associate at xx. BWR1 had multiple jobs in the past.
BWR2 has 1 month on the job as an xx. Additionally, BWR2 has 1 year on the second job as a medical supply specialist at the xx. BWR2 had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.74%. Tape shows BWR1 was not employed at the time of closing. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1 year on the job as an associate at xx. BWR2 has 1 month on the job as an EVS leader at xx. Additionally, BWR2 has 1 year on the second job as a medical supply specialist at xx, FICO 635, and $25K equity in the subject."
																																																																																									* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of $9,330.04."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41218628	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,626.91	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,354.19	7.375%	360	xx	xx	Conventional	Fixed	Purchase	83.500%	83.500%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	699	47.776%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of $1,626.91 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025 and the first payment due date is xx/xx/2025. According to the tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $4,354.19 with an interest rate of 7.375%. The current UPB reflected as per the tape data is xx.	Collections Comments:The loan is performing.
The loan was originated on xx/xx/2025 and the first payment due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the tape data the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 12.33 years on the job as a transit operator with xx. BWR3 has 11 years on the job as a customer service representative with the xx. Additionally, BWR3 has 6.16 years on the job as a property manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.77%. The tape shows rental income miscalculation, and the lender used 100% ownership; the actual ownership was 25%. Revised DTI is 68.99%. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR2 has 12.33 years on the job as a transit operator with xx. BWR3 has 11 years on the job as a customer service representative with xx. Additionally, BWR3 has 6.16 years on the job as a property manager with xx, FICO 699, $115K equity in the subject, and a residual income of $3,259."	* ComplianceEase TILA Test Failed (Lvl 3) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -$505.31. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. The subject is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4728154	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,803.85	07/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	100.700%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	49.500%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page #xx.
There is a junior mortgage against the subject property that originated on xx/xx/2024 and was recorded on xx/xx/2024 in favor of the xx.
There is a prior child support lien against xx. in favor of xx, which was recorded on xx/xx/2013.
The annual installment of combined taxes for 2025 has been paid in the amount of $1,803.85 on xx/xx/2025.
The annual installment of utility charges for 2025 is delinquent in the amount of $463.16, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,549.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,152.06 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as an electrician with xx. BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.50% DTI. The Lender allowed the loan to close with instability of employment and income. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. BWR has 4 months on the job as an electrician withxx, FICO 697, $2,087 residual income, $5K in assets."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2246682	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,168.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,690.93	7.250%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	809	44.972%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025, respectively.
The first installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,690.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,690.93 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 7.41 years on the job as a manager with xx.
BWR2 has been SE for 14.33 years at xx. Additionally, BWR2 has been SE for 2.41 years at xx and has 2.41 years on the job as a partner at xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.97%. Tape shows qualifying income for BWR2 is not supported by income documents. Further details not provided. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7.41 years on the job as a manager with xx. BWR2 has been SE for 14.33 years at xx. Additionally, BWR2 has been SE for 2.41 years at xx and has 2.41 years on the job as a partner at xx, FICO 744, and $558K equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40407213	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,345.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,581.49	4.625%	360	xx	xx	Conventional	Fixed	Purchase	94.938%	94.938%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	738	734	19.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $4,345.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,361.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,581.49 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR2 has 18.41 years on the job as a senior maintenance test supervisor with xx. BWR3 has 32.83 years on the job as an office manager at xx. BWR4 receives SSA income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is a manufactured home closed at an LTV of 97% and exceeds the LTV of 95% for MF homes. Further details not provided."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at xx state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63544219	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$6,336.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,978.30	5.625%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	638	705	53.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $6,336.02 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,976.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,944.28 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives pension income.
BWR2 has 11 months on the job as a server with xx. Previously, BWR2 had 4 months on the job as a guest service associate at xx, and prior to that, BWR2 was SE for 2.83 years at xx between xx/xx/2018 and xx/xx/2020.
BWR3 receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows 2 FHA loans within the same area. Further details not provided. The subject is an FHA purchase loan for a primary residence in xx. The file shows BWR owns REO property in xx, with an FHA mortgage."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50681443	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$2,643.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,551.70	5.990%	360	xx	xx	Conventional	Fixed	Purchase	84.444%	84.444%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	13.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $2,604.17 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,112.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,551.70 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 29.09 years at xx. Additionally, the BWR has been SE for 2.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 13.89%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 29.09 years at xx. Additionally, the BWR has been SE for 2.16 years at xx. FICO 805, 0X30 since inception, and $153K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31811729	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$74.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.22	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	49.574%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx.
No active judgments or liens have been found.
The first installment of county taxes for 2024-2025 has been paid in the amount of $37.49 on xx/xx/2025.
The second installment of county taxes for 2024-2025 is due in the amount of $37.49 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $584.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.22 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.57%. Tape shows undisclosed debt opened prior to closing. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 5.33 years at xx, FICO 769, and has $4K equity in the subject. BWR has been 1X60 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect points - loan discount fee. The CD dated xx/xx/2024 reflects points - loan discount fee at $1,254.75. This is an increase in fee of +$1,254.75 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35403586	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,499.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.63	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	740	710	28.506%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
There are three prior IRS liens found against the borrower in favor of the xx, which were recorded on different dates in the amount of xx.
There are sixteen credit card judgments against the borrower filed by different plaintiffs, which were recorded on different dates, in the total amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $2,499.94 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,091.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,660.63 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the occupancy of the subject property is stated as unknown.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.33 years on the job as a ramp agent with xx.
BWR2 has 4 years on the job as a project engineer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the condo is subject to ongoing litigation, and the HOA insurance policy covering any potential liability is missing from the loan documents. A review of the file shows the master insurance policy for the condo project, the condo questionnaire, and supporting documents related to the litigation against the condo project are missing from the loan documents. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$1,005.75. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92849582	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,704.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,700.27	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	53.800%	53.800%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	622	705	49.996%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2025 has been paid in the amount of $2,852.14 on xx/xx/2025.
The 2nd annual installment of county taxes for 2025 is due in the amount of $2,852.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,228.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,700.27 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 and BWR2 receive social security and retirement income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow shows an estimated value of $XX. Current UPB is $266K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 49.99%. Tape shows undisclosed debt opened prior to closing. The revised DTI is 57.14%. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR1 and BWR2 receive social security and retirement income, FICO 622, 0X30 since inception, and $5,610 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99460273	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,820.00	07/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,900.84	6.375%	360	xx	xx	VA	Fixed	Refinance	101.562%	101.562%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,820.00 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,463.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,900.84 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:
The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA streamline refinance loan. Tape shows the loan does not meet GNMA seasoning guidelines. Further details are not provided."
																																																																																								* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41293660	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,174.20	07/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,162.49	7.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	700	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There are 03 prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2025 in the total amount of $625.78.
The 1st and 2nd annual installments of borough taxes for 2026 have been paid in the total amount of $3,087.10 on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th annual installments of borough taxes for 2026 are due in the total amount of $3,087.10 on xx/xx/2026 and xx/xx/2026.
The annual utilities charges for 2025 have been delinquent in the amount of $158.98, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,994.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,162.49 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non owner-occupied.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the loan closed with insufficient reserves of only 1 month. Bank statements in the file (including EMD) show total verified assets of xx satisfy the cash-to-close requirement of $139K at closing and the reserve requirement of $17K. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22836520	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,112.11	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	36.167%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of $944.38 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,523.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,112.11 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per tape data, the occupancy of the subject property is owner-occupied. As per the collection comment dated xx/xx/2025, the reason for default is payment dispute. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 4 months on the job as a head of sales with xx. Additionally, BWR has been SE as a driver with xx for 2.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 36.17% DTI. The Lender allowed the loan to close with instability of employment and income. Lender defect. The borrower has been employed for 3 months as a Head Sales Specialist for xx with no prior similar experience. The subject loan originated xx/xx/2024 and the 3-year SOL is active, FICO 759, $4664 residual income, 1X30 since inception and xx equity in the subject property."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "The tape and final CD show seller credit of $9,900 exceeding closing costs of $9,242.33 by $657.67, and reducing the sales price by the amount of excessive contribution resulted in LTV exceeding 95%. Due to a 30-day delinquency, no alternative eligibility options were available, and Fannie Mae issued a repurchase demand. The BWR claims that the late payment was due to bank error and is unable to provide any evidence. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31812654	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,954.14	08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.58	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	45.455%	45.455%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	729	47.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $3,954.14 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,010.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,010.58 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 12.25 years at xx. Additionally, BWR1 receives social security income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "The home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows no anti-steering disclosure was provided. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7783847	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$65.63	07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.96	7.375%	360	xx	xx	Conventional	Fixed	Purchase	77.333%	77.333%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	804	786	22.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page xx.
No active judgments or liens have been found.
The combined taxes for 2024 have been paid in the amount of $65.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,002.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,002.96 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is secondary.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 10.66 years at xx.
BWR2 receives defined contribution plan income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was originated on xx/xx/2025. Tape and the NMLS site show the mortgage broker was not licensed with the lender as of xx/xx/2025. Subject originated 5/XX/25. Further details not provided."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21202515	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,843.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.25	6.990%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	790	775	41.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $1,769.86 on xx/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,284.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $897.25 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per tape, the subject property is owner-occupied. BWR1 has 11 months on the job as an xx with xx. Previously, BWR1 had 9 months on the job as a field support engineer with xx, and prior to that, BWR1 had 8 months on the job at xxbetween xx/xx/2022 and xx/xx/2023. BWR2 has 5.75 years on the job as a service admin with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. Initial loan estimate dated xx/xx/2025 reflects Appraisal Fee at $350.00. Final CD dated xx/xx/2025 reflects Appraisal Fee at $500.00. This is an increase in the fee in the amount of +$150.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject property is a manufactured home/condo and is ineligible to be sold to the agency. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of $6,841.35."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at xx the subject property type is a manufactured home. The ALTA 7 endorsement is attached with the final title policy. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at xx state that the manufactured home has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44167380	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,499.66	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,013.19	6.875%	360	xx	xx	Conventional	Fixed	Purchase	92.500%	92.500%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.810%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $6,499.66 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,462.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,013.19 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a clinical supervisor with xx. Previously, BWR had 2.83 years on the job as a clinical supervisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the LP recommendation is refer with caution with 44% DTI. Review shows ATR confirmed."
																																																																																								* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13417730	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$8,808.78	07/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.81	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	790	49.922%	Second	Final policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with instrument xx.
There is an active prior UCC Financial Statement against the subject property in favor of xx., which was recorded on xx/xx/2021. As per the subordination agreement located at xx recorded on xx/xx/2025. The UCC Financial Statement is subordinated to the subject mortgage.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of $8,808.78 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $959.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $959.81 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 years on the job as an estimator with xx.
BWR2 has 1 year on the job as a private duty caregiver at xx. Previously, BWR2 had 7.91 years on the job as a home caregiver at xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.92%. Tape shows lender did not include monthly MI from first lien of $506.09 in DTI calculation. The revised DTI is 53.26%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 6 years on the job as an estimator at xx. BWR2 has 1 year on the job as a caregiver at xx, FICO 761, and 0X30 since inception. $4472 residual income. $124K equity in subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XX. Current UPB is $116K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81632636	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,336.70	07/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,605.06	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	92.674%	92.674%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	740	48.280%	Second	Short Form Policy	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx.
There is a child support lien in favor of the xx, which was recorded on xx/xx/2019. The supportive document does not reflect the lien amount. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $9,336.70 on xx/xx/2025 and xx/xx/2025.
The first and second installments of county (supplemental) taxes for 2021 have been paid in the total amount of $43.59 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,605.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,605.06 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.5 years on the job as a senior campaign coordinator at xx. Additionally, BWR1 has 13.83 years on the second job as a healthcare provider at xx.
BWR2 has 4.5 years on the job as a canvasser at xx. Additionally, BWR2 has 3.83 years on the second job as a healthcare provider at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 does not reflect Reinspection 1004D Fee. Post CD dated xx/xx/2025 reflects Reinspection 1004D Fee at $137.00.
Loan estimate dated xx/xx/2025 does not reflect Transfer Taxes. Post CD dated xx/xx/2025 reflects Transfer Taxes at $1,509.00.
This is a cumulative increase in fee of $1,646.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Revised LE dated xx/xx/2025 reflects lender credit at $2,259.00. Post CD dated xx/xx/2025 reflects lender credit at $570.60. This is decrease of -$1,688.40 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the CLTV of 93.42% exceeds the guideline CLTV of 90%. Further details not provided. Review of the file shows the subject loan was approved at 92.674% CLTV."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XX. Current UPB is $179K."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47716715	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,906.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,101.82	7.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	739	44.028%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument xx.
There is one active prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2009, and the judgment was re-recorded on xx/xx/2010 and xx/xx/2015 in the amount of xx.
The annual county taxes for 2024 have been paid in the amount of $3,750.16 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,438.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,101.82 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.25 years on the job as a driver with xx.
BWR2 has 2.08 years on the job as a software developer with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.02%. Tape shows miscalculation of liabilities. Revised DTI is 68%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 5.25 years on the job as a driver with xx. BWR2 has 2.08 years on the job as a software developer with xx, FICO 698, 0X30 since inception, $55K equity in the subject, and a residual income of $5,364."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows mortgage insurance is subject to cancellation. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $9,642.00. This is an increase fee in the amount of +$9,642.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3746296	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,233.74	07/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,631.65	6.250%	360	xx	xx	Conventional	Fixed	Purchase	39.850%	39.850%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	49.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx
  No active judgments or liens have been found.
The first and second installments of county taxes for 2024-25 have been paid in the total amount of $7,233.74 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on 0xx/xx/2025 in the amount of $2,357.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,631.65 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has xx years on the job as a xx. Additionally, BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.05% DTI. Tape shows rental income not documented. Lender defect. Revised DTI is 79.93%. The BWR is employed with xx and has a second job with xx. The subject loan originated xx/xx/2024 and the 3-year SOL is active, FICO 802, $1027 in residual income, and $400K equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 3) "TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an underdisclosed amount of -$129.95. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. The subject loan is a purchase case that originated on xx/xx/2024, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to the fees charged of $7,700.00 exceed the fees threshold of $7,563.09 over by +$136.91. The below fees were included in the test: Loan Origination Fee paid by Borrower: $5,300.00 Points - Loan Discount Fee paid by Borrower: $1,105.00 Underwriting Fee paid by Borrower: $1,295.00.

The loan failed the qualified mortgage lending policy points and fees test due to the fees charged of $7,700.00 exceed the fees threshold of $7,563.09 over by +$136.91. The below fees were included in the test: Loan Origination Fee paid by Borrower: $5,300.00 Points - Loan Discount Fee paid by Borrower: $1,105.00 Underwriting Fee paid by Borrower: $1,295.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84669704	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,767.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.03	3.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	31.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 was paid in the amount of $4,767.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,679.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,123.03 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xxyears on the job as an xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 32%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 14.91 years on the job as an xx, FICO 759, 0X30 in the last 24 months, and $101k equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90980188	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,018.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.31	3.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	37.147%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx in the amount of xx.
There are two active credit card judgment liens against the borrower in favor of xx, which were recorded on xx/xx/2024 and xx/xx/2022, in the total amount of xx.
There is one active UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/2020.
The annual combined taxes for 2024 have been paid in the amount of $5,195.77 on xx/xx/2024.
The annual utilities/MUD taxes for 2025 have been paid in the amount of $2,822.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.31 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the reason for default is illness of the mortgagor's family member.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by covid-19. No further details are available.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE as a driver for 4.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The original note is missing from the loan files. The P&I as per payment history tape data is $919.31, and the rate of interest is 3.87500%. There is a difference in P&I and rate of interest with respect to the tape data. The modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed CD. CE was tested based on the unexecuted CD at closing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.14%. The tape shows a debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has been xx. FICO 742, 1X30 in the last 24 months, and $23K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
792181	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,705.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,855.95	2.990%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	804	35.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2021.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of $7,705.18 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,653.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,855.95 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to collection comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has xx years on the job as an xx.
BWR2 has 1 month on the job as a xx. Previously, BWR2 had xx years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.58%. Tape shows employment misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has xx years on the job as an xx; BWR2 has 1 month on the job as a xx, FICO 803, 0X30 in the last 24 months, and $89K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$395.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39898940	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,194.37	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.12	3.375%	360	xx	xx	Conventional	Fixed	Purchase	84.833%	84.833%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	694	32.615%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,986.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,477.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $989.12 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.

BWR1 has 5 months on the job as a senior loan officer with xx. Additionally, BWR1 has been SE for 3.83 years at xx.
  BWR2 has 2.75 years on the job as a food and beverage manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet the 4-year seasoning period requirements for prior foreclosure history. The credit report does not show any prior foreclosure history for both the BWRs. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -$329.95. Subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83871425	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,296.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,538.49	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	765	727	50.209%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $9,296.36 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,450.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,538.49 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 24.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 50.20%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 24.08 years at Brett A. Hoover, DDS, FICO 727, 0X30 in the last 24 months, and $121K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$160.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. The CD dated 0xx/xx/2021 reflects Points - Loan Discount Fee at $1,692.55. This is an increase in fee of $1,692.55 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on 0xx/xx/2021, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 50.20%, the borrower income is xx, and total expenses are in the amount of $9,928.10, and the loan was underwritten by LP (20477859_Hoover_File_Pg#22), and its recommendation is “Accept” with a DTI of 50.20%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65136142	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,786.62	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,734.79	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	35.296%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The first, second, and third installments of town taxes for 2025 have been paid in the total amount of $5,738.11 on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $200.00 on xx/xx/2025.
The first, second, and fourth installments of taxes for the town are due in the total amount of $5,941.81 on xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,734.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,481.35 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Builder Fee paid by Borrower: $825.00
HOA Dues paid by Borrower: $344.10
HOA One time membership paid by Borrower: $1,500.00
HOA working Capital paid by Borrower: $558.00
Real Estate Commission paid by Seller: $6,500.00
Title CPL paid by Borrower: $75.00."
																																																																																								* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XX. Comp #3 with a sales price of $XX, is closest to the subject property. Redfin search shows an estimated value of $XX. Current UPB is $362K. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84526985	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,546.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.35	3.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	47.815%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $8,546.88 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,068.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,194.35 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl 3) "The subject was approved as an OO. Tape shows occupancy misrepresentation. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.81% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of 47.81%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35212248	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$2,901.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.89	3.375%	360	xx	xx	Conventional	Fixed	Purchase	73.349%	73.349%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	720	Not Applicable	45.127%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $2,901.84 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,695.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,374.89 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 45.12%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has xx years on the job as a xx.
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.12%, as the borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by LP xx, and its recommendation is “Accept” with a DTI of 45%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99241255	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,175.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.52	3.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	44.986%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $6,175.05 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,718.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,031.52 with an interest rate of 3.1250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.33 years on the job as a professor and discipline lead of banking and financial services at xx. Additionally, BWR had 1.58 years on the second job as a professor at the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.98%. Tape shows miscalculation of liabilities. Revised DTI is 56.95%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has xx years on the job as a xx, FICO 816, 1X90 in the last 24 months, $78K equity in the subject, and $2,434 residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect points - loan discount fee. Final CD dated xx/xx/2021 reflects points - loan discount fee at $2,446.52. This is an increase in fee of $2,446.52 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.98% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS xx and its recommendation is approve/eligible with a DTI of 44.99%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75399762	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,719.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.94	3.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	44.269%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $2,719.75 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,491.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,057.94 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.75 years on the job as a physicist PhD with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 44.26%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR has xx years on the job as a xx, FICO 774, 0X30 in the last 24 months, and $89K equity in the subject."
																																																																																									* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79662552	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,261.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.90	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	33.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
There is an active UCC lien against the subject property in favor ofxx:
xx, which was recorded on xx/xx/2022 with instrument xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $5,261.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,912.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,374.90 with an interest rate of 2.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the completion of construction, installation of appliances, and turning on of the utilities. The cost of repairs is not available. The 1004D report is missing from the loan documents. The final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the appraisal was more than 120 days old at closing and expired at closing. The appraisal update confirming no decrease in value is available in the loan documents. Zillow search shows an estimated value of $XX. Current UPB is $306K. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects a transfer tax fee of $374.00. The final CD dated xx/xx/2022 reflects a transfer tax fee of $377.00. This is an increase in fee of +$3.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55408546	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,198.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.13	4.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	761	738	42.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
There is a UCC lien against the subject property in favor of xx, DBA: xx, which was recorded on xx/xx/2022.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the amount of $8,198.64 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,756.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,994.13 with an interest rate of 4.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is payment dispute.
As per the tape data, the subject property occupancy is stated as a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has xx years on the job as a xx.
BWR2 has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* Compliance Testing (Lvl 2) "Loan fails compliance delivery and timing test for CD dated xx/xx/2022. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2022, which is before the consummation date of xx/xx/2022."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$192.50. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61217676	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,340.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,914.68	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	670	663	55.710%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of $8,340.64 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,318.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,914.68 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR has been SE for xx years at xx.
BWR 2 has xx years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is completed as “subject to the completion of construction” for the installation of oven/range, microwave ventilation unit, dishwasher, disposal, plumbing, HVAC, or electrical systems. The cost to complete is not available in the appraisal report. The 1004D/completion certificate is missing from the loan documents. The final CD does not reflect the escrow holdback. Zillow search reflects an estimated value of $XX. The current UPB is $358K."	* Loan does not conform to program guidelines (Lvl 3) "Schedule B of final title policy shows an exception for covenant and conditions regarding the repair or remediation on the land, lease, grant, mineral rights. Tape defect shows the CCR’s do not meet agency guidelines. No further details are found."	* MI, FHA or MIC missing and required (Lvl 2) "The mortgage insurance certificate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48344347	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,329.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,299.47	4.125%	360	xx	xx	FHA	Fixed	Purchase	98.171%	98.171%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	54.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,329.02 on xx/xx/2024.
The annual water charges for 2025 have been delinquent in the amount of $59.20, which was due on xx/xx/2025.
The annual sewer charges for 2025 are due in the amount of $66.20 on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,495.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,299.47 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows CC&Rs do not meet agency guidelines. Further details are not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 54.95%, as the borrower’s income is xx and total expenses are in the amount of $3,896.09, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of 54.95%."
																																																																																									* Settlement date is different from note date (Lvl 2) "The final CD reflects the closing date as xx/xx/2022. The notary's signature date on the mortgage/deed of trust is xx/xx/2022. Note date is xx/xx/2022."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39537052	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,609.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,490.57	5.125%	180	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	763	769	47.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of $8,184.44 on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2025 are due in the total amount of $8,609.32 on xx/xx/2025 and xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the amount of $20.00, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,306.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,490.57 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is a secondary home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.

BWR2 has 5.91 years on the job as a physician with XXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$692.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.52%, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is “Approve/Eligible” with a DTI of 47.52%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69735547	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,451.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,972.98	4.625%	360	xx	xx	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	758	732	49.804%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2022.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,067.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,972.98 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has xx month on the job as a xx. Previously, BWR had xx years on the job as a xx.  BWR2 has xx months on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.80%. The tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been on the job for xx month as a xx. BWR2 has xx months on the job as a xx, FICO 723, 1X60 in the last 24 months, and $220K equity in the subject."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.80%, the borrower income is xx, and total expenses are in the amount of $6,804.41, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of 49.80%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86914983	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,971.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,327.51	4.625%	360	xx	xx	Conventional	Fixed	Purchase	93.136%	93.136%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	763	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,971.71 on xx/xx/2024.
The water charges for 2024 are delinquent in the amount of xx good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,804.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,327.51 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 2 has xx month on the job as a xx. Previously,
BWR 2 had xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.60%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR 2 has xx month on the job as a xx, FICO 757, 0X30 in the last 24 months, and $78K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$549.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.60%, the borrower income is xx, and total expenses are in the amount of $5,575.85, and the loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of 44.60%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49399572	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,829.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,739.68	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	806	47.614%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2022.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of $6,829.98 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,538.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,739.68 with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for xx years with xx.
BWR2 has been SE for xx years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.61%. The tape shows income miscalculation. Further details are not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for xx years with xx. BWR2 has been SE for xx years with xx, FICO 752, 1X90 and 2X60 in the last 24 months, and $120K equity in the subject and $3,242 residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of $171.00.
Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.61% as the borrower’s income is $7,380.92 and total expenses are in the amount of $3,514.36 and the loan was underwritten by AUS (xx) and its recommendation is approve/eligible with a DTI of 47.61%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76576397	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,255.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,709.16	6.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	777	Not Applicable	49.421%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,567.01 on xx/xx/2025.
The 2nd, 3rd and 4th installments of county taxes for 2025 are due in the total amount of $4,688.02 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,292.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,709.16 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner occupied.

BWR has xx years on the job as a xx. Additionally, BWR has xx years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.42% DTI. The Lender miscalculated income. Lender defect. Revised DTI 50.12%. The BWR is employed with xx for xx years and Kaiser Permanente as a xx for xx years. The subject loan originated xx/xx/2022 and the 3-year SOL is active, FICO 777, $8,855 residual income, $37K in reserves, 0 x 30 in the last 18 months and $110K equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2895956	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,749.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,987.38	5.125%	360	xx	xx	Conventional	Fixed	Purchase	64.602%	64.602%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	773	Not Applicable	48.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The first and second installments of county taxes for 2024 have been paid in the amount of $8,749.06.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,832.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,987.38 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has been SE for xx years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets could not be verified. Bank statements in the file show $205K that satisfy the cash-to-close requirement of $196K. Further details not provided. Subject originated xx/xx/23. 0X30 since inception."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$695.00."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62860511	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,914.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,646.04	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	46.532%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with MERS as a nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of $6,914.64 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,438.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,646.04 and the interest rate is 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a tax consultant with xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows asset misrepresentation. Final CD shows cash to close requirement is $123k. Bank statement dated 2/7 shows $151K satisfied the requirement. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. The finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under disclosed amount of -$649.00. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated on xx/xx/2023, and the SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44314902	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,353.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,121.38	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	673	786	37.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $3,500.48 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,519.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,121.38 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR has xx years on the job as a xx.
  BWR 2 has xx months on the job as an xx. Previously, BWR 2 had multiple jobs in the last xx years in the xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.64%. Tape shows the lender is unable to verify previous employment as required by the AUS. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 10.83 years on the job as a xx, FICO 673, 0X30 in the last 24 months, and $87K equity in the subject. Review shows ATR confirmed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$489.52."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at $3,229.00. The CD dated xx/xx/2023 reflects Points - Loan Discount Fee at $6,277.16. This is an increase in fee of $3,048.16 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2023, and the SOL is 1 year."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59440315	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,071.33	07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,627.96	7.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	15.658%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The water charges for 2025 have been delinquent in the total amount of $526.73, which is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $7,630.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,627.96 with an interest rate of 7.250%. The current UPB is xx.
As per collection comment dated xx/xx/2025, xx/xx/2025 and xx/xx/2025, the payments received in the month of Apr, May and July 2025 are borrower made payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner occupied.
BWR has been SE for 2.50 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 15.66% DTI. The Lender used 12 months business bank statements to qualify with inconsistent deposits to support the qualifying income. In addition, the paystubs provided to support the W-2 have inconsistencies. Lender defect. Revised DTI cannot be determined. The BWR is SE at xx for xx years. The subject loan originated xx/xx/2025 and the 3-year SOL is active, FICO 701, $85K in reserves, 0X30 since inception and $285K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "The transmittal summary is missing from the loan documents. The transmittal provided by the seller is not matching the closing term of the subject loan."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67763322	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,244.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,919.32	6.750%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	762	42.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024-2025 has been paid in the amount of $1,207.40 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,083.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,919.32 with an interest rate of 6.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 1.08 years on the job as a xx. Previously,
BWR 1 had 2 years on the job as a xx.
BWR 2 has 1.08 years on the job as a xx. Previously,
BWR 2 had 2 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.87%. Tape shows lender approved loan with underwriter error. Lender defect. Subject originated xx/xx/25 and the 3-year SOL is active. BWR1 has 2 years on the job as xx. FICO 660. $190K equity in subject. 0X30 since inception. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51038293	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$777.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,957.60	5.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	721	802	52.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of $746.51 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,506.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,957.60 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.91 years on the job as a xx.
BWR2 has 1 month on the job as a xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.83% DTI. The Lender included rental income without a history of receipt and excluded debts. Revised DTI 53.90%. The BWR is employed with xx for xx years, BWR 2 is employed with xx for xx months. The subject loan originated xx/xx/2024 and the 3-year SOL is active, FICO 721, $3,722 residual income, $13.6K in reserves, 0X30 since inception and $18.4K equity in the subject."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50770436	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,517.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.21	3.750%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	781	Not Applicable	31.373%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $4,336.74 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,643.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,146.21 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as a xx. Previously, BWR had 8.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	xx	3: Curable	* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows subject is NOO as they listed property for rent. Further details not provided. Subject originated xx/xx/22. 0X30 last 24 months."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59526778	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,617.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,242.50	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	36.872%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There are two water/sewer liens against the subject property in favor of the City of xx, which were recorded on xx/xx/2024. The amount of lien is not available on supporting document.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The first and second installments of county taxes for 2024-2025 have been paid in the total amount of $9,617.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,829.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,242.50 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the property is owner-occupied.
BWR has 11 months on the job as an xx. Previously, BWR had 1.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.87%. Tape shows income misrepresentation, as the income reflected in the W2 does not match with the tax returns. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 11 months on the job as an xx. FICO 693. 0X30 since inception. $35K equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75718748	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,852.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,635.18	5.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	37.107%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,778.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,885.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,635.18 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9.41 years on the job as a director of database engineering with XX xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.10%. The tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9.41 years on the job as a xx, FICO 802 and $36K equity in the subject."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$1,927.33. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase, originated on xx/xx/2024, and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29326299	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$460.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.14	6.500%	360	xx	xx	Conventional	Fixed	Purchase	69.207%	69.207%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	775	767	23.850%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024 have been in the total amount of $460.95 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,264.14 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx. The PH dated xx/xx/2025 shows additional principal curtailment in the amount of 8K. As per the comment dated xx/xx/2025, the borrower made this payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 5 years on the job as a xx.
BWR2 has 1.91 years on the job as a xx.
Previously, BWR2 had 1.58 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 23.85%. Tape shows undisclosed mortgage debt opened prior to closing. The revised DTI is 66%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5 years on the job as a xx, FICO 767, $99K equity in the subject, 0X30 since inception and $6,125 residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14972893	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,004.31	08/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.28	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	43.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $2,004.31 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,543.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,374.28 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 3.75 years at xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.53% DTI. The Lender miscalculated SE income. Revised DTI in excess of 100%. The BWR is SE with xx for 3.9 years, xx for 6.5 years and xx for 3 years. The subject loan originated xx/xx/2024 and the 3-year SOL is active, FICO 717, $63K in reserves and $24K equity in the subject."	* Missing Initial 1003_Application (Lvl 3) "The initial 1003 signed by the loan originator is missing from the loan files."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61983988	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.52	5.500%	360	xx	xx	Commercial	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	743	812	49.024%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page xx for the amount of xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been exempt.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $984.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.52 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is stated as an investment.
BWR has 12.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved at 48.94%. The tape shows the subject loan was underwritten according to agency guidelines and is not eligible for sale for agencies. Further details not provided."
																																																																																								* Missing Required Disclosures (Lvl 3) "Note was signed as members of the LLC only and not in their individual capacity. There is no personal obligor on the note, no guarantee and no LLC loan approval."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.94% using individual BWR DTI. Note was signed as members of the xx only and not in their individual capacity. There is no personal obligor on the note and no guarantee. Lender defect. Subject originated xx/xx/25 and the 3 year SOL is active. 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83444069	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,178.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,748.07	4.625%	360	xx	xx	Conventional	Fixed	Purchase	53.968%	53.968%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	49.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of $589.41 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the total amount of $589.41 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,326.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,748.07 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 year on the job as a xx. Previously, BWR had 9 months on the job as an xx between xx/xx/2019 and xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of $9,669.50 over by +$6,201.90.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $245.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $11.00
Mortgage Broker Fee paid by Borrower: $2,250.80
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: $85.00
Underwriting Fee paid by Borrower: $550.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of $9,669.50 over by +$6,201.90.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $245.00
Flood Certification - Single Charge or Life of Loan paid by Borrower: $11.00
Mortgage Broker Fee paid by Borrower: $2,250.80
Points - Loan Discount Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: $85.00
Underwriting Fee paid by Borrower: $550.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.68%. The tape shows there was altered income used for qualification. Borrower defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL is active. BWR has 1 year on the job as a xx, FICO 727, 0X30 since inception, and $303K equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2023 reflects points - loan discount fee at $9,882.00. Final CD dated xx/xx/2023 reflects points - loan discount fee at xx.
Initial LE dated xx/xx/2023 does not reflect document preparation fee. Final CD dated xx/xx/2023 reflects document preparation fee at $245.00.
Initial LE dated xx/xx/2023 reflects appraisal fee at $650.00. Final CD dated xx/xx/2023 reflects appraisal fee at $916.23.
Initial LE dated xx/xx/2023 reflects notary fee at $150.00. Final CD dated xx/xx/2023 reflects notary fee at $250.00.
Initial LE dated xx/xx/2023 reflects title - financing statement lien guarantee at $53.00. Final CD dated xx/xx/2023 reflects title - financing statement lien guarantee at $104.17.
Initial LE dated xx/xx/2023 does not reflect title courier fee. Final CD dated xx/xx/2023 reflects title courier fee at $52.08.
																																																																																									Initial LE dated xx/xx/2023 reflects title escrow fee at $800.00. Final CD dated xx/xx/2023 reflects title escrow fee at $1,113.53. This is a cumulative increase in fee of $3,875.61 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12662781	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,696.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.51	5.250%	360	xx	xx	FHA	Fixed	Cash Out	47.955%	47.955%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	613	44.160%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $2,696.44 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,346.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $876.51 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner occupied.
BWR1 receives pension and social security income.
BWR2 has 6.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,151.93 exceeds fees threshold of $4,512.41 over by +$639.52. The below fees were included in the test:
Document Preparation Fee paid by Borrower: $97.00 Points - Loan Discount Fee paid by Borrower: $4,507.93 Processing Fee paid by Borrower: $382.00 Underwriting Fee paid by Borrower: $165.00.

Loan failed qualified mortgage Lending Policy points and fees test due to fees charged $5,151.93 exceeds fees threshold of $4,512.41 over by +$639.52. The below fees were included in the test: Document Preparation Fee paid by Borrower: $97.00 Points - Loan Discount Fee paid by Borrower: $4,507.93 Processing Fee paid by Borrower: $382.00 Underwriting Fee paid by Borrower: $165.00."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails the FHA QM Rebuttable Presumption test due to fees charged $5,151.93 exceeds fees threshold of $4,512.41 over by +$639.52. The below fees were included in the test: Document Preparation Fee paid by Borrower: $97.00
Points - Loan Discount Fee paid by Borrower: $4,507.93 Processing Fee paid by Borrower: $382.00 Underwriting Fee paid by Borrower: $165.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.16%. Tape shows FHA does not allow use of non-occupying BWR2 income for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL will expire on xx/xx/2025. BWR1 receives pension and social security income. BWR2 has 6.25 years on the job as a xx, FICO 583, 0X30 last 24 months, and $183K equity in the subject."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the FHA QM safe harbor threshold test due to the APR calculated at 6.329% and the comparison data of the APR threshold at 7.114%, which is under variance by -0.785%. The subject loan is escrowed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53216970	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$2,407.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,017.58	4.875%	180	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	34.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 was paid in the amount of $1,203.56 on xx/xx/2025.
The 2nd installment of combined taxes for 2024 was paid in the amount of $1,203.56 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,683.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,017.58 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
BWR has been SE for 3.16 years at xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.19%. The revised DTI is 47.04%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has been SE for 3.16 years at xx. FICO 669, 0X30 since inception, and $58K equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46731737	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$8,150.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.83	2.625%	360	xx	xx	Conventional	Fixed	Refinance	47.314%	47.314%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	727	48.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument xx in the amount of xx.
There is one active junior mortgage against the subject property originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument xx in the amount of xx.
There are 2 prior hospital liens against the borrower in favor of xx, and xx, which were recorded on xx/xx/2018 and xx/xx/2018 in the total amount of $5,165.38.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $8,150.26 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,884.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,662.83 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the deferment agreement dated xx/xx/2022, which is located at xx, the servicer deferred the 16 months of payments in the amount of xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the borrower did not meet the covid-19 forbearance guidelines back in 2020. Further details not provided.
BWR1 receives pension and retirement income.
BWR2 has 32.91 years on the job as an xx. Additionally, BWR2 receives social security and disability income.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower did not meet temporary Covid-19 forbearance guidelines in 2020. The loan was modified with a deferred balance of xx, and the last 12 payments have been made on time with a due date of xx/xx/2025 as of xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.66% as the borrower’s income is $5,333.00 and total expenses are in the amount of $2,595.23 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.66%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6456873	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$893.92	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$1,523.90	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	739	35.428%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $893.92 on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,754.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,523.90 with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx on xx/xx/2024. The BK was discharged on xx/xx/2025.
Unable to determine the reason for default.
As per the seller’s tape data, the subject property is owner occupied.
BWR1 has 2.83 years on the job as a window installer with xx.
BWR2 has 9.16 years on the job as a supervisor with xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:According to the PACER, the borrowers, xx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is $0.00. The BK was discharged on xx/xx/2025.	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35.41%. Tape shows a gap of employment for BWR2 between the final VOE date and the funding date. The VOE dated xx/xx/2024 in the file shows BWR2 is active at her current employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.83 years on the job as a xx. BWR2 has 9.16 years on the job as a xx, FICO 739, 2X30 since inception, and $31K equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92078312	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	$479.58	08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,321.15	6.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	65.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
There are three junior medical liens against the borrower in favor of xx, which were recorded on different dates, in the total amount of xx.
There are seven prior medical or hospital against the borrower in favor of xx, which were recorded on different dates, for the total amount of xx.
There are five IRS liens against the xx in favor of the XXXX, which were recorded on different dates, in the total amount of xx. The SSN# is inconsistent with BWR’s SSN#.
There are 8 judgments against the borrower in favor of xx, which were recorded on different dates, in the total amount of xx.
The first and second installments of county taxes for 2024 have been paid in the amount of $479.58 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,845.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,321.15 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3 years on the job as a packaging technician with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.69% DTI. The Lender excluded debts that were not paid off prior to or at closing. Revised DTI 51.25%. The BWR is employed with xx for 3 years. The subject loan originated xx/xx/25 and the 3-year SOL is active, FICO 767, $4,727 residual income, $2K reserves and $26.9K equity in the subject."	* Assets do not meet guidelines (Lvl 3) "Tape shows borrower lacked reserve requirement for program. BWR has $2K reserves. Further details are not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35845861	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,157.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.42	5.625%	360	xx	xx	Conventional	Fixed	Purchase	59.459%	59.459%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	19.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $704.79 on xx/xx/2025.
The annual installments of utilities charges for 2024 have been delinquent in the amount of $646.14, which are good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,584.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,266.42 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx. Previously, BWR had 2.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 19.05%. Tape shows the BWR income source changed from 1099 to salaried, and the new income used to qualify is not supported by bank statements. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 7 months on the job as a xx, FICO 652, 0X30 since inception, and $157K equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63233668	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,342.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,972.03	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	49.401%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $1,289.09 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,318.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,972.03 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Unable to determine the current occupancy.
No details pertaining to the damage to the subject property have been observed.
BWR has 9 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.40%. Tape shows the subject is NOO due to misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9 years on the job as a xx, FICO 765, 0X30 since inception and $19K equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64847898	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,211.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,457.78	6.125%	360	xx	xx	Conventional	Fixed	Purchase	86.989%	86.989%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	49.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $2,605.70 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $2,605.70 on xx/xx/2025.
The annual utility/MUD charges for 2025 were paid in the amount of $73.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,090.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,457.78 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 18.3 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.84%. The tape shows undisclosed debts. Revised DTI is 60.66%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 18.3 years on the job as an xx, FICO 764, 0X30 since inception, $64K equity in the subject, and $3,118 residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an undisclosed amount of -$200.00.
The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an underdisclosed amount of -$200.00. The disclosed total of payments of xx is not considered accurate due to it is understated by more than $100.

																																																																																									The subject loan was originated on xx/xx/2024, and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85943044	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,138.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,621.07	6.375%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	41.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,012.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,621.07 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 7.33 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 41.13%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 7.33 years at xx., FICO 765, and $167K equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88003360	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,682.22	08/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.06	6.875%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	821	35.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2019 in the amount of $1,276.54.
The annual combined taxes for 2024 have been paid in the amount of $2,682.22 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,244.06 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and  the next due date is xx/xx/2025. The current P&I is $1,244.06 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No damage or repair details have been found.
BWR1 receives social security income.
BWR2 receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 36.65%. Tape and review of file shows Lender included BWR2 income in DTI but BWR2 did not sign the note. Revised DTI is 62.96%. Lender defect. Subject originated xx/xx/25 and the 3 year SOL is active. BWR is on SSI. FICO 776. $63K equity in subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the file show that BWR 2 did not execute the promissory note at closing and has expressed an unwillingness to engage with the lender. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69513647	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,924.28	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,179.54	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	47.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $4,924.28 on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of $102.15 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $3,179.54 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 8.5 years.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.23% DTI. Tape shows Borrower income and ability to repay the loan was not established. Lender defect. Revised DTI in excess of 100%. The BWR is xx for 8 years. The subject loan originated xx/xx/2025 and the 3-year SOL is active, FICO 789, and $121K equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68783124	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$467.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$735.12	8.250%	360	xx	xx	VA	Fixed	Purchase	103.000%	103.000%	Unavailable	Yes	xx	xx	36.790%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2015	$76,589.38	Not Applicable	3.875%	$520.37	10/01/2015	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 with book/page xx in the amount of xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2018 in the amount of $2,764.80.
The first and second installments of combined taxes for 2024 were paid in the total amount of $455.00 on xx/xx/2024 and xx/xx/2024.
The first and second installments of combined taxes for 2025 are due in the total amount of $467.00 on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $838.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $520.37 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, and xx, filed bankruptcy under Chapter 7 with the case xx on xx/xx/2011. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.
The loan was modified on xx/xx/2015.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, and xx, filed bankruptcy under Chapter 7 with the case xx on xx/xx/2011. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral and unsecured portion is not provided. The BK was discharged on xx/xx/2011 and terminated on xx/xx/2011.	The step modification agreement was signed between the borrowers, XXX, and XXX, and the lender, XXX, with an effective date of xx/xx/2015, and the new modified unpaid principal balance is $76,589.38. The modified monthly P&I of $474.88 with an interest rate of 2.000% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2031. The rate will change in 3 steps, which end with 3.875%. There is no deferred balance and principal forgiven amount.
Credit Report Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows PC is tied to a prior servicer and a prior servicer’s modification, which is not currently recognized or honored by the new servicer or investor. The loan was modified on xx/xx/2015. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA APR test due to the APR calculated at 0.000% exceeding the APR threshold of 8.252% by -8.252%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending is missing from the loan document."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. Zillow search shows an estimated amount of $XXXX; the current UPB is $32K."
* Missing credit report (Lvl 2)     "Credit report is missing."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54766720	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,699.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$399.35	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	67.558%	67.558%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	42.637%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.
The 2023 county annual taxes were paid in the amount of $2,704.08 on xx/xx/2023.
The 2024 county annual taxes were paid in the amount of $2,783.01 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $399.35, which was applied for the due date of xx/xx/2025. The current P&I is $399.35 with an interest rate of 10.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 0.58 years on the job as an xx. Previously, BWR had 1.25 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows obtained updated hazard policy. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated of 10.985% exceeds the APR threshold of 10.600% over by +0.385%. The subject loan is non-escrowed. The subject is a second lien. Exception downgraded as SOL has expired.

																																																																																									Loan failed qualified mortgage safe harbor threshold test due to APR calculated of 10.944% exceeds APR threshold of 10.600% over by +0.344%. The subject is a second lien."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45773391	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,513.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$379.41	9.750%	240	xx	xx	Conventional	Fixed	Cash Out	57.746%	57.746%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	39.038%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with MERS as xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of $2,489.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $379.41 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $379.41 and the interest rate is 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 24.33 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value at $XX. Current UPB: $39K"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed NC Rate Spread Home Loan Test"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase more than 10% in the tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and the recording fee at $416.90. The CD dated xx/xx/2024 reflects the sum of Section C and the recording fee at $639.00. This is a cumulative increase of +$222.10 for charges that in total cannot increase more than 10% of the test. COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails Lender Fees Test due to fees charged: $800.00 Exceeds the fees threshold of $400.00 by over +$400.00. The below fee was included in the test: Loan Origination Fee paid by borrower: $800.00"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows defect as early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. Further details were not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.257%, exceeding the APR threshold of 9.950% by +0.307%. The subject loan is a second lien. The first lien is escrowed. The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at 10.162%, exceeding the APR threshold of 9.950% by +0.212%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58092476	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,131.00	08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$383.43	8.875%	240	xx	xx	Conventional	Fixed	Cash Out	44.416%	44.416%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	33.322%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with instrument xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2025 was paid in the amount of $2,131.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $383.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $383.43 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine reason for default.
No information has been found related to damage or repairs.
As per tape, the subject property is owner-occupied.
BWR has 17.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $XX. Current UPB is $42K."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "As per the seller’s tape data, it shows defects as early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92607958	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,921.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$509.50	11.875%	360	xx	xx	Conventional	Fixed	Cash Out	79.659%	79.659%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	42.199%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrumentxx in the amount of xx.
The annual combined taxes for 2024 were paid in the amount of $3,430.63 on xx/xx/2024.
The annual combined taxes for 2025 are due in the amount of $3,921.68 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $509.50, which was applied for the due date of xx/xx/2025. The current P&I is $509.50 with an interest rate of 11.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xx. Previously, BWR had 1.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the NC rate spread home loan test.

This loan failed Lender Fees Test due to fee charged $1,000.00 exceed fee threshold of $500.00 over by +$500.00.
The below fee was included in this test:
Loan Origination Fee paid by Borrower: $1,000.00."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 12.261% exceeding the APR threshold of 10.260% by +2.001%. The subject loan is a second lien. First lien is not escrowed. Subject loan originated on xx/xx/2024, and the 1-year affirmative defense period has expired.

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 12.234% exceeds APR threshold of 10.260% over by +1.974%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61665450	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,630.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$543.67	10.625%	240	xx	xx	Conventional	Fixed	Cash Out	80.484%	80.484%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	712	35.068%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in favor of MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/2020 with the instrument xx.
The annual installment of county taxes for 2025 is due in the total amount of $1,630.84 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $543.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $543.67 with an interest rate of 10.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 9 years on the job as a xx.
BWR2 has 9.91 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA Foreclosure Rescission Finance Charge Test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by an undisclosed amount of -$54.54.
The loan failed the TILA Post-Consummation Revised Closing Disclosure Foreclosure due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by an undisclosed amount of -$89.54."
* Loan does not conform to program guidelines (Lvl 3)     "The tape and the file show the subject mortgage does not meet investor guideline requirements, as the first had defaulted in the last 24 months. Further details not provided."
																																																																																								* Missing Appraisal (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of $XX. Current UPB is $54K."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)); an APR calculated at 11.141% exceeds the APR threshold of 10.230% by +0.911%. The subject is second lien and the first loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d). Loan failed Qualified Mortgage Safe Harbor threshold test due to the APR calculated at 11.129% exceeds the APR threshold of 10.230% by +0.899%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43212686	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,175.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$427.01	4.250%	360	xx	xx	Conventional	Fixed	Refinance	85.845%	85.845%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	66.530%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $3,175.8 on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $419.42 with an interest rate of 4.10%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "Tape shows APR adjustment. Further details not provided. The Infinity CE report shows the TILA APR test passed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test due to fees charged of $25.22 exceeds fees threshold of $25.00 over by +$0.22."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$873.08.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$838.08."
																																																																																									* Initial Truth in Lending Disclosure is Missing (Lvl 2) "The initial truth in lending is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87151898	xx	Full Review	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second		$0.00	$939.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$595.31	9.250%	240		xx	xx		Conventional	Fixed		Cash Out	72.798%	72.798%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	35.608%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx.
There is one prior mortgage against the subject property originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx with MERS as xx.
The 1st installment of the county taxes for 2025 has been paid in the amount of $314.02 on xx/xx/2025.
The 2nd, 3rd, and 4th installments of county taxes for 2025 are due in the amount of $939.00 on xx/xx/2025, xx/xx/2026, and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $595.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $595.31 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 8.33 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) ""The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents."Zillow search shows an estimated value at $XX. Current UPB: $63K"
* Compliance Testing (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.880% exceeds the APR threshold of 9.951% by +0.071%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																									The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 9.880%, exceeding the APR threshold of 9.915% by +0.035%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37641924	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$807.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$471.98	4.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	25.096%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument xx in the amount of xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of $454.91 on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of $403.55 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $690.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.98 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

No post-close bankruptcy record has been found.
BWR has 14.58 years on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape defect shows PIF reversal not completed within investor's reporting timelines. As per PH, the current UPB is xx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL is xx. Calculated finance charge is xx for an under disclosed amount of -$1,252.50."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72388679	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,614.60	08/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$649.81	4.490%	180	xx	xx	Conventional	Fixed	Cash Out	29.310%	29.310%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	23.112%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page xx in the amount of xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,614.60 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1187.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $649.81 with an interest rate of 4.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19.16 years on the job as axx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is subject to completion of repairs. The addendum shows the deferred maintenance includes replacing damaged siding, window casing, and the rear deck. The cost to cure is in the amount of $2,000.00. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14213201	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$427.81	08/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.51	7.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	662	41.518%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 at Book xx, Page xx in the amount of xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of $427.81 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $988.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.51 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a xx.
BWR2 has 4.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an under disclosed amount of -$281.01. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year.

The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under disclosed amount of -$281.01. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100."
* Loan does not conform to program guidelines (Lvl 3)     "The tape defect shows PIF reversal not completed within the investor's reporting timelines. Available PH from xx/xx/2025 to xx/xx/2025 does not show any PIF transaction. Per PH, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32370440	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,843.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.04	7.000%	360	xx	xx	VA	Fixed	Purchase	96.814%	96.814%	Full Documentation	Yes	xx	xx	31.510%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	515	Not Applicable	21.990%	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2021	$103,372.98	Not Applicable	3.500%	$464.19	12/01/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument xx in the amount of xx with xx.
There are xx state tax liens against the borrower in favor of xx, which were recorded on different dates, in the total amount of $xx.
The 1st and 2nd installments of combined taxes for xx have been paid in the amount of $xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx(PITI), which was applied for the due date of xx/xx/2025. The current P&I isxx with an interest rate ofxx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of xx beginning on xx and a maturity date of xx. There is no deferred balance and principal forgiven amount. The loan has been modified xx since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LNIB is missing. Further details were not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1, dated xx/xx/2003, reflects cash to the borrower in the amount xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48920455	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,591.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.31	2.125%	180	xx	xx	Conventional	Fixed	Cash Out	62.030%	62.030%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	753	42.239%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xx0 with MERS as nominee for xx.
There is a junior active UCC lien against the borrower in favor of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of $xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $xx with an interest rate of xx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has xx months on the job as an alignment technician with xx. Previously, xx.
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and review of the appraisal report show the property had multiple cosmetic issues that need to be completed. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at $626.00. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $3,554.80.
Initial LE dated xx/xx/2021 does not reflect Appraisal Fee. Final CD dated xx/xx/2021 reflects Appraisal Fee at $625.00.
This is a cumulative increase in fee of $3,553.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89928376	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,235.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$617.56	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	50.319%	50.319%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	33.571%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrumentxx in the amount of xx with xx.
xx
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,789.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $617.56 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR has 14.75 years on the job as a graphics supervisor with xx.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and file show the subject loan was closed incorrectly without an appraisal.xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93479326	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$755.35	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,006.87	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.069%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2025	$195,265.85	$58,579.76	3.250%	$509.73	06/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $771.90 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,088.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $509.73 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx, and the deferred balance is xx.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower was approved for a 3-month trial plan, which will begin from xx/xx/2025 to xx/xx/2025. The trial plan was completed on xx/xx/2025.
According to the PACER, the borrower,xx  on xx/xx/2017. The BK was dismissed on xx/xx/2019 and terminated on xx/xx/2020.
The foreclosure was initiated in 2024 with the loan. As per servicing comments dated xx/xx/2024, the complaint was received on xx/xx/2024. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation workout, and the projected hold end date is xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was dismissed on xx/xx/2025.
Foreclosure Comments:The foreclosure was initiated in 2024 with the loan. As per servicing comments dated xx/xx/2024, the complaint was received on xx/xx/2024. As per servicing comments dated xx/xx/2024, the step sale was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation workout, and the projected hold end date is xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was dismissed on xx/xx/2025.
Bankruptcy Comments:According to the PACER, the borrower, xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is $5,085.48. The POC was filed by the creditor, xx, on xx/xx/2018, with the secured claim amount of $xx and the arrearage amount of $xx. The amended chapter 13 (Doc #xx) plan was filed on xx/xx/2018 and confirmed on xx/xx/2018. The borrower has promised to make monthly payments of $xx for xx months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2019 and terminated on xx/xx/2020.	The modification agreement was made between the borrower, xx, on xx/xx/2025. As per the modified term, the new principal balance is $xxand the deferred balance is $xx. The interest bearing is $xx. The monthly P&I is $509.73 with an interest rate of 3.250% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount. The loan has been modified 4 times since origination.	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows Delinquency/FCL - recently modified. Further details are not provided. The loan was modified on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx and the deferred balance is $xx."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86902726	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,010.00	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,126.05	$1,550.80	6.500%	360	xx	xx	Conventional	Fixed	Refinance	51.358%	51.358%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	729	Not Applicable	23.956%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrumentxx in the amount of $xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of $4,964.12 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,545.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,545.17 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56592617	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,720.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.32	2.750%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	37.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated and recorded on xx/xx/2020 with instrument xxin the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes and utilities/MUD charges for 2024 has been paid in the total amount of $xx on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,813.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.32 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsurable by xx. Further details not provided."	* MI, FHA or MIC missing and required (Lvl 2) "The xx certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36932357	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,013.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$986.61	2.875%	360	xx	xx	Conventional	Fixed	Refinance	77.459%	77.459%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	48.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument xx in the amount of xxwith xx
There is an active UCC lien against the subject property in favor ofxx which was recorded on xx/xx/2022.
There are two prior state tax liens in favor of the xx Tax xx of the xx, which were recorded on xx/xx/2015 and xx/xx/2019 in the total amount of $7,869.01. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a prior credit card judgment against the borrower in favor of xx which was recorded on xx/xx/2019 in the amount of xx.
There is a child support lien against the borrower in favor of the county of xx, which was recorded on xx/xx/2025.
The first and second installments of county taxes for 2025/2026 are due in the total amount of $4,013.34 on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,417.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $986.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, there is a deferred balance of xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan just entered into forbearance and is no longer eligible for sale. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TRID total of payment disclosed on the final CD is $xx. The calculated total of payments is $xx for an under disclosed amount of -$3,567.70. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100. TRID rescission total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under disclosed amount of -$3,567.70. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100. The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under disclosed amount of -$3,977.20. The loan failed the TILA rescission finance charge test due to the finance charge disclosed on the final CD as xx. The calculated finance charge is xx for an under disclosed amount of -$3,942.20. The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38194326	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,261.70	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$940.87	1.490%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	22.074%	First	Final policy	Not Applicable	Not Applicable	09/01/2025	$562,877.06	Not Applicable	3.250%	$1,000.73	09/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument xxin the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of $1,130.85 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $1,130.85 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $1,000.73 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2009 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
The foreclosure was initiated in 2009, and the “mortgagee’s grant deed pursuant to power of sale” document located at “xx” was recorded on xx/xx/2011, and the sale was scheduled for xx/xx/2010. The subject property was foreclosed and sold to “xx” on xx/xx/2010. After that, the QCD was recorded on xx/xx/2018, located at “xx” showing that the property was transferred to “xx” Later,xx FC was recorded on xx/xx/2025, located at “xx,” showing that the foreclosure case has been rescinded and declared null and void.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2007. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.
Foreclosure Comments:The foreclosure was initiated in 2009, and the “mortgagee’s grant deed pursuant to power of sale” document located at “xx_pg#34” was recorded on xx/xx/2011, and the sale was scheduled for xx/xx/2010. The subject property was foreclosed and sold to “xx” on xx/xx/2010. After that, the QCD was recorded on xx/xx/2018, located at “xx,” showing that the property was transferred to “xx” Later, a xxFC was recorded on xx/xx/2025, located at “xx,” showing that the foreclosure case has been rescinded and declared null and void.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2007. The case was converted from Chapter 13 to Chapter 7 on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is xx. The unsecured portion is $xx. The POC was filed by the creditor,xx on xx/xx/2007, with the secured claim amount of $xx and the arrearage amount of $0.00. The Chapter 13 plan filed on xx/xx/2007 was confirmed on xx/xx/2007. The borrower has promised to make monthly payments of $320.00 for 36 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.	The modification agreement was made between the borrower, xx, and the lender,xx on xx/xx/2025. As per the modified term, the new principal balance is $xx The monthly P&I is $1,000.73 with an interest rate of 3.250% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance, and the principal forgiven amount is $xx.	Credit Report Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the defect as delinquent repurchase - recently modified. The loan was modified on xx/xx/2025. Further details were not provided."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB is $268K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33009478	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,837.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,913.97	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	75.359%	75.359%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	708	43.219%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxxin the amount of $xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for the 2024-2025 have been paid in the total amount of $3,107.93 on different dates.
The 1st installment of combined taxes for 2025 is due in the amount of $2,837.07 on xx/xx/2025.
The water/sewer charges for 2025 are due in the amount of $185.18 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,274.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,913.97 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to Fees charged xx, exceed the fee threshold of $9,050.00 by $3,102.00.  The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged (xx) exceed Fees threshold of $9,050.00 over by +$3,102.00.  The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,495.00
Points - Loan Discount Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.21%. Tape shows undisclosed debt with a monthly payment of $1,272. Revised DTI is 56.82%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been an SE for 4.41 years at Gary Kriesch Associates, FICO 730, $108K equity in the subject, and $4,040 residual income."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60966442	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,824.97	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,102.20	6.375%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	34.554%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in xx in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2024 have been paid in the amount of $5,450.62 on xx/xx/2024.
The annual installments of combined taxes for 2025 are due in the amount of $5,824.97 on xx/xx/2025.
The water/sewer charges for 2025 are delinquent in the amount of $395.51, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,735.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,102.20 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details not provided.
As per the comment dated xx/xx/2024, the reason for default is payment adjustment.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect the processing fee. CD dated xx/xx/2024 reflects a processing fee of $795.00. The loan estimate dated xx/xx/2024 reflects an underwriting fee of $500.00. The CD dated xx/xx/2024 reflects an underwriting fee of $995.00. This is a cumulative increase in fee of $1,290.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34034068	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,582.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$214.79	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	70.182%	70.182%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	29.529%	Second	Unavailable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of $xx  with xx.
The first installment of county taxes for 2025 has been paid in the amount of $1,791.00 on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of $1,791.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $210.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $210.85 with an interest rate of 9.535%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2024, the stated rate and P&I were adjusted from 9.75% to 9.535% and $214.79 to $210.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape and Infinity compliance report shows the loan failed state regulations interest rate test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the interest rate test due to the APR calculated at 9.535%, exceeding the APR threshold of 10.137% by +0.602%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect transfer taxes. CD dated xx/xx/2023 reflects transfer taxes at $60.00. This is an increase in fee of +$60.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2023, and the SOL is 3 years.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial LE dated xx/xx/2023 reflects lender credit at $0.00; the final CD dated xx/xx/2023 reflects the lender at $0.50. This is an increase of +$0.50 for a fee that has a 0% tolerance test.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "The settlement service providers list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.920% exceeds the APR threshold of 10.153% by +$0.233%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																									The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 9.920%, exceeding the APR threshold of 10.137% by +0.217%."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44409011	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,054.14	08/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.21	6.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,270.31 on xx/xx/2025.
The annual installment of school taxes for 2024 has been paid in the amount of $689.07 on xx/xx/2025.
The annual installment of utilities/MUD charges for 2024 has been paid in the amount of $1,094.76 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,738.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,245.21 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.40%. Tape shows miscalculation of rental income. Revised DTI is 66.66%. Lender defect. Further details are not provided. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $5,960.10 exceed fees threshold of $5,454.23 over by +$505.87.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,170.10
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $995.00."
* xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,170.10
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $995.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84082664	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$979.63	08/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,479.12	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	64.167%	64.167%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	44.858%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with MERS as nominee fo rxx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $979.63 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,798.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,479.12 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 44.85%. Tape shows liability miscalculation. Further details not provided. Lender defect. The revised DTI is 56.03%. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active.xx	* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "The home equity loan notice of address for borrower notification of violation is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80570835	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,048.27	08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,903.73	7.125%	360	xx	xx	Commercial	Fixed	Refinance	44.205%	44.205%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	699	Not Applicable	46.371%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of $xx with xx No active judgments or liens have been found. The annual installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,401.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,903.73 with an interest rate of 7.1250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a servicing problem.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is xx.
As per the comment dated xx/xx/2025, the subject property had damages due to the xx. The date of loss is xx/xx/2024. As per the servicing comment dated xx/xx/2025, the loss draft check has been received in the amount of $xx on xx/xx/2025. As per the servicing comment dated xx/xx/2025, 73% of repairs are completed, and multiple repairs are still pending.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows 1004D for natural disaster is missing. The appraisal report in the file shows as-is, with no repairs or disaster found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$92,320.99	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70995562	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,080.86	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,748.40	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	51.298%	51.298%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	736	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of $2,540.43 on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of $2,540.43 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,748.40, which was applied for the due date of xx/xx/2025. The current P&I is $1,748.40 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan used daily simple interest to calculate the interest, which is a breach of our MLPA. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49787843	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,059.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,170.07	9.250%	360	xx	xx	Commercial	Fixed	Cash Out	75.000%	75.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	30.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with xx company.
There are two prior state tax liens against the borrower in favor of the xx, which were recorded on xx/xx/2024 in the total amount of $3,637.61.
The 1st installment of county taxes for 2024-2025 has been paid in the amount of $6,196.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,453.50 (PITI), which was applied for the due date of xx/xx/2025. The current monthly P&I is $6,170.07 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
The loan has not been modified.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the original investor will not accept loans with more than one interim servicing payment accepted. Further details not provided. Subject loan approved using the individual BWR DTI. Note was signed as members of the xx only and not in the individual names. Loans does have a personal guarantee."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 30.83%. The tape reflects an increased DTI of 33.29%. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. xx"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85625450	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,560.10	08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,708.11	7.000%	360	xx	xx	Conventional	Fixed	Purchase	92.722%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	45.788%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrumentxxin the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument xx.
The annual installment of county taxes for 2024-2025 has been paid in the amount of $2,560.10 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,425.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,708.11 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the subject was closed with the xx, and assets are short by $52 for closing. Bank statements in the file show $14K, satisfying the cash-to-close requirement of $10K at closing. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5843941	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$297.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$588.85	8.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	759	756	37.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is due in the amount of $297.77 on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.85 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Note	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Signed page of the original note is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and approved at 37.49%. Tape shows BWR was not employed at the time of closing. Revised DTI is 42.98%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active.xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
202247	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,488.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,211.34	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	811	29.229%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument xx in the amount of $xxwith MERS as nominee for xx. There is no active junior mortgage that has been found. The 1st and 2nd county taxes for 2024 have been paid in the amount of $4,488.26 on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,760.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,211.34 with an interest rate of 3.375%. The current UPB reflected is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the seller’s tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. x. x.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show proceeds from a bridge loan of $66K taken against REO property were used as funds for closing of the subject loan."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $XXXX. Current UPB is $251K."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8374409	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,336.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,797.15	6.625%	352	xx	xx	VA	Fixed	Refinance	97.429%	97.429%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	57.702%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrumentxx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of $6,336.00 on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,797.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,797.15 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. As per the seller’s tape data, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	As per the tape, the C2P updated value came in under for modification. This is a construction-to-permanent loan that originated on xx/xx/2023 in the loan amount of $xx, and the first payment date for the P&I was due on xx/xx/2024. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $8,797.15 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx. The MOD agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial CD dated xx/xx/2023 reflects lender credit at $247.58; the final CD dated xx/xx/2023 reflects the lender at $0.00. This is a decrease of $247.58 for a fee that has a 0% tolerance test."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73177649	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	No	Not Applicable	First	$0.00	$9,561.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,767.20	3.125%	360	xx	xx	Conventional	Fixed	Refinance	74.794%	74.794%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	38.628%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrumentxx in the amount of xxwith MERS as nominee fo rxx.
There is one junior mortgage against the subject property, originated on xx/xx/2022 and recorded on xx/xx/2022, in the amount of xx with MERS as xx.
There are two active prior credit card judgments against the borrower with different plaintiffs, which were recorded on xx/xx/2017 and xx/xx/2020, in the total amount of $3,488.01.
There is one active prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2022 in the amount of $1,683.23.
The annual installment of county taxes for 2025 is due in the amount of $9,561.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,767.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,767.20 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the late fees test, as the late fee charged of $288.36 exceeds the late fee threshold of $100.00 over by +$188.36."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows a prior mortgage was reported within the last 12 months, and there is no pricing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2022 reflects points - loan discount fee at xx. The final CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of $3,745.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13070873	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,047.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,210.72	6.875%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	46.433%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of $5,025.49 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,641.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,210.72 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.43%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx.		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99360091	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,016.09	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	88.235%	100.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	44.767%	First	Short Form Policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx with xx.
There is junior mortgage against the subject property that was originated on 0xx/xx/2025 and recorded on 0xx/xx/2025 with instrumentxx in the amount of $xx with the xx.
The 1st and 2nd installments of county taxes for 2024-2025 were paid in the total amount of $1,320.09 on xx/xx/2024, xx/xx/2025, and xx/xx/2025.
The annual xx/xx charges for 2025 have been paid in the amount of $76.00 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $705.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $467.90 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed without an approval from xx for a second lien loan xx of $10K. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54245808	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,333.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.21	3.250%	360	xx	xx	Conventional	Fixed	Refinance	84.906%	84.906%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	33.135%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrumentxx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $2,383.55 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,661.63 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $994.53 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $979.21, a rate of interest of 3.250%, and a maturity date of xx/xx/2050. The P&I as per payment history is $994.53, and the rate of interest is 3.250%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Appraisal (Incomplete)	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape and review of the loan shows incorrect closing doc. Note reflects a loan amount of xx and the final CD reflects a loan amount of xx Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB is $205K."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. Initial loan estimate dated xx/xx/2020 reflects Mortgage Broker Fee at $3,033.00. Final CD dated xx/xx/2020 reflects Mortgage Broker Fee at $3,080.45. This is an increase fee in the amount of +$47.45 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2020, and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45078933	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,414.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,588.11	7.750%	360	xx	xx	Conventional	Fixed	Purchase	93.534%	98.534%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	32.547%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $1,707.00 on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the total amount of $1,707.00 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,100.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,588.11 with an interest rate of 7.750%. The current UPB reflected as per the payment history tape data is $xx The current UPB is not mentioned in the latest PH.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test. The below fee was included in the test: Document Preparation Fee paid by Borrower: $295.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 33%. Tape shows the employment offer used for qualification was rescinded by the employer post-close. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx.		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76522937	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,860.34	07/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,286.06	7.500%	360	xx	xx	Commercial	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	14.595%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,286.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,286.06 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the subject property occupancy stated is an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject note and mortgage are in the name of xx, a xx as trustee of thexxand were executed by the CEO xx. Deed matches the mortgage and is in the name of xx as trustee for the trust. The beneficiary of the trust, xx, signed the personal guarantee. Tapes shows loan is vested in the non profit on behalf of the trust and has ineligible vesting per the guidelines. Review shows docs are properly executed with proper vesting."		* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as 04/18/2025. The notary's signature date on the mortgage/deed of trust is 04/17/2025. Note date is 04/15/205."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22888458	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,701.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,387.69	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	49.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx in the amount of $xx with MERS as nominee for xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of $3,701.58 on xx/xx/2024 and xx/xx/2025.
The first and second installments of supplemental county taxes for 2024/2025 have been paid in the total amount of $1,406.47 on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,392.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,387.69 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per seller tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and review ofxx shows the loan failed the QM APR test. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed QM safe harbor threshold test due to APR calculated 8.305% exceeds APR threshold of 7.620% over by +0.685%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.375% exceeds the APR threshold of 7.620% over by +0.755%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.375% exceeds APR threshold of 7.620% over by +0.755%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51295485	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,121.78	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,174.21	3.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	41.283%	First	Final policy	Not Applicable	Not Applicable	04/08/2025	$275,975.53	$28,743.11	3.375%	$939.31	05/01/2025	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument xx in the amount of $xx with MERS as nominee for xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of $xx.
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the amount of $5,207.85 on xx/xx/2025.
The 1st, 2nd, and 4th installments of town taxes for 2025-2026 are due in the amount of $5,474.81 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,096.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $939.31 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx and deferred balance $xx. The due dates were advanced from xx/xx/2023 to xx/xx/2025 due to a modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
The appraisal report is completed as is. The photo addendum located at xx showsxx. The cost of repair is not available. The 1004D is missing from the loan file. No evidence is available to confirm the current status of repairs.
The foreclosure was initiated in 2024. The lis pendens was filed on xx/xx/2024 and recorded on xx/xx/2024, and is located at xx. The release of lis pendens was filed on xx/xx/2025 and recorded on xx/xx/2025 and is located at xx.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
BWR receives monthly xx.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated in 2024. The lis pendens was filed on xx/xx/2024 and recorded on xx/xx/2024 and is located at xx. The release of lis pendens was filed on xx/xx/2025 and recorded on xx/xx/2025 and is located at “xx.” Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lenderxx, on xx/xx/2025. As per the modified term, the new principal balance is $xx The monthly P&I is $939.31 with an interest rate of 3.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. The deferred balance is $xx and the interest-bearing UPB is $xx, and there is no principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.28%. The tape shows the lender did not document the 3-year continuance of IRA distribution income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives monthly IRA distribution income,xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the xx. The below fees were included in the test:
Attorney Fee Seller paid by Seller: $1,450.00
Attorney Fees - Borrowers paid by Borrower: $1,000.00
CPL paid by Borrower: $75.00
Real Estate Commission paid by Seller: xx
Transaction Management paid by Borrower: $15.00
Verification Fee paid by Borrower: $129.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points - Loan Discount Fee at $1,460.80. This is an increase in fee of +$1,460.80 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL is expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12838571	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,688.44	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$949.38	$1,206.79	7.750%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx with MERS as nominee for xx.
  No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of $5,328.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,891.13 (PITI), which was applied for the due date of xx/xx/2025. The current monthly payment is $949.38 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 120 months.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Subject loan is NOO. xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl 3) "Subject approved as NOO under xx. Tape shows potential occupancy issue. BWR may be living in the NOO property as their out of state residency was unable to be confirmed. Subject originated 6/30/25. 0X30 since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5952089	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$14.76	$11,019.86	08/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,016.25	$5,338.00	7.000%	360	xx	xx	Conventional	Fixed	Purchase	30.000%	30.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	815	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The annual installment of personal taxes for 2025 has been delinquent in the amount of $14.76, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,016.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,016.25 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
Unable to determine the reason for the default.
Subject loan is NOO. BWR was qualified using the xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx, annual payments (debt service) are $xx, and the debt service cover ratio (DSCR) is 0.98."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows the borrower passed away right after closing. Unsalable at the time. Heirs have been making the payments. It is an investment property. As per the death certificate, which is located at xx, the borrower xx deceased on xx/xx/2024. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86876802	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,458.30	08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.91	6.490%	360	xx	xx	Conventional	Fixed	Purchase	55.975%	55.975%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	745	Not Applicable	44.112%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xxin the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of $2,359.97 on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,720.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,123.91 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects Recording fee at $2,640.00. CD dated xx/xx/2025 reflects Recording fee at $4,580.00. This is a cumulative increase of $1,676.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																								* Loan does not conform to program guidelines (Lvl 3) "Tape shows the current flood insurance coverage is inadequate. The individual flood insurance policy provided does not offer sufficient protection, as the property is classified as semi-detached and is not covered under an HOA master policy. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13839218	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	No	Yes	Not Applicable	First	$0.00	$59.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,052.05	6.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	763	702	42.409%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrumentxx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of combined taxes for 2025-2026 are due in the total amount of $59.04 on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,718.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,052.05 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments: The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed xxt:
Processing Fee paid by Borrower: xx
Real Estate Commission paid by Borrower: $1,625.00
Settlement or Closing Fee paid by Borrower: $1,500.00
Tax Service Fee paid by Borrower: $75.00
Underwriting Fee paid by Borrower: $995.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and review of the file show DU is referred to as manufactured housing when run.. Further details not provided."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at xx” state that the manufactured home with serial xxhas been affixed to the xx."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62575185	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$1,825.11	$3,318.40	08/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,298.09	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	41.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xxwith MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of $1,659.20 on xx/xx/2025.
The second installment of combined taxes for 2024 is delinquent in the amount of $1,825.11, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,725.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,298.09 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property occupancy is owner-occupied.
xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.16%. Tape shows the lender did not include student loan payment in DTI calculations. Further details not provided. Lender defect. The revised DTI is 54.00%. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active.xx.	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97015239	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,645.92	6.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	102.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	771	47.522%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of $xwith MERS as nominee for xx.
There is a junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of $1xx with the xx.
The first and second combined taxes were exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,645.92 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
Below fees were included in the test:
IA Transaction Coordinator Fee paid by Borrower: $495.00
Title Guarantee Fee paid by Borrower: $175.00."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.52%. Tape shows undisclosed debt opened prior to closing, and the lender miscalculated PITI. The revised DTI is 55.28%. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. xx.xx.		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30390231	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,510.48	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,256.60	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	764	48.210%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $1,510.48 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,375.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,256.60 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.21% DTI. Tape shows unable to validate income from one of the borrowers. Lender defect. The co-borrower's paystub reflects an inaccurate xx. Revised DTI 87.23%. xx. The subject loan originated xx/xx/2025 and the 3-year SOL is active,xx.	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at $300.00. This is an increase in fee of +$300.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71854129	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,486.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.83	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	43.333%	43.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	40.499%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
There is a prior hospital lien against the subject borrower in favor of xx., which was recorded on xx/xx/2016. The amount of the lien is not mentioned on the supportive document.
The annual installment of 2024 taxes for the county has been paid in the amount of $3,486.73 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,254.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $875.83 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,213.10 exceed fees threshold of $3,914.00 by +$1,299.10. The below fees were included in the test: Lender fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $3,584.10.

Loan fails the qualified mortgage lending policy points and fees test due to fees charged $5,213.10 exceed fees threshold of $3,914.00 by +$1,299.10.
Lender fee paid by Borrower: $1,629.00
																																																																																								Points - Loan Discount Fee paid by Borrower: $3,584.10."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.49%. Tape shows undisclosed debt. Revised DTI is 56.19%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. xx."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74531322	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,703.13	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,679.49	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	49.292%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrumentxx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
For Parcel xx, the annual installments of utilities, city, and county taxes for 2024 have been paid in the total amount of $2,425.85 on xx/xx/2024 and xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of $1,768.75 on xx/xx/2025.
For Parcel xx, the annual installments of utilities and city and county taxes for 2024 have been paid in the total amount of $2,437.89 on xx/xx/2024 and xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of $1,806.96 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,730.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,679.49 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "The AUS/DU report is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows "ineligible property. The subject property consisted of more than one parcel of real estate. The subject consists of a single physical structure, it which is situated across two distinct legal parcels, each identified by separate parcel identification numbers and tax assessor records". As per the updated title report dated xx/xx/2024, the legal description mentioned on the deed is consistent with the legal description mentioned on mortgage. Further details are not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects transfer taxes at $380.00. The CD dated xx/xx/2024 reflects transfer taxes at $389.00. This is an increase in fee of +$9.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																									* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.360% exceeds APR threshold of 8.382% over by +0.022%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35333119	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,981.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,306.85	8.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	14.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xxin the amount of $xxwith xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of $3,104.94 on xx/xx/2025.
The annual installment of school taxes for 2024 was paid in the amount of $3,254.03 on xx/xx/2025.
The annual installment of utility/MUD annual charges for 2024 was paid in the amount of $1,622.50 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $4,306.85 with an interest rate of 8.125%. The current UPB reflected as per the tape is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of $359.25 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is an HPML loan that does not meet appraisal report delivery requirements. The file shows the appraisal report was delivered 3 business days prior to closing. Review shows subject is escrowed and LVL2 HPML. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.480%, exceeding the APR threshold of 8.390% by +0.090%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 8.402% Exceeds APR threshold of 8.390% by +0.012%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81072296	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	South Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,634.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.22	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	103.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	616	37.871%	First	Final policy	Not Applicable	XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in book xx in the amount of $xx with MERS as nominee for xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in bookxx in the amount of xx with MERS as nominee for xx, xx.
The first and second installments of county taxes for 2024 have been paid in the total amount of $1,634.97 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,502.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,127.22 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,896.82 exceeds fees threshold of $4,866.09 over by +$3,030.73.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,046.82
Processing Fee paid by Borrower: $880.00
Underwriting Fee paid by Borrower: $970.00.

Loan fails QM lending policy points and fees test due to fees charged $7,896.82 exceeds fees threshold of $4,866.09 over by +$3,030.73.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,046.82
Processing Fee paid by Borrower: $880.00
Underwriting Fee paid by Borrower: $970.00."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure dated xx/xx/2025 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $7,896.82 exceeds fees threshold of $4,866.09 over by +$3,030.73.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,046.82
Processing Fee paid by Borrower: $880.00
Underwriting Fee paid by Borrower: $970.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject FHA loan was approved at 37.87%. Tape shows lender did not pay $6488.28 collection account to Credit collections bureau at closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. xx
																																																																																									* Compliance Testing (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated 8.009% and comparison data of APR threshold at 8.357% which is under variance by -0.348%. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2658486	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	$4,357.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.62	6.625%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	47.275%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of $2,652.10 on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of $4,357.35 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,542.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,025.62 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.27%. Tape shows undisclosed auto loan debt. The revised DTI is 56.67%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at $1,977.00. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at $2,372.63. This is an increase in fee of +$395.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33190685	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	$4,729.39	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,794.50	6.990%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	No	793	Not Applicable	42.831%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrumentxx in the amount of $xxwith MERS as nominee for xx.
No active judgments or liens have been found.
The annual installments of city and combined taxes for 2024 have been paid in the amount of $4,729.39 on xx/xx/2024 and xx/xx/2024.
2021 to 2024 xx Taxes to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,450.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,794.50 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is secondary.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.83%. Tape shows an issue with the continuation of the BWR SSI income. Revised DTI is 55.27%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $8,612.50 exceed the fees threshold of $7,763.09 by +$849.41.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $7,087.50 Processing Fee paid by Borrower: $500.00 Technology Fee paid by Borrower: $30.00 Underwriting Fee paid by Borrower: $995.00.

The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 7.569%, exceeding the APR threshold of 7.360% by +0.209%. The subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $8,612.50 exceed the fees threshold of $7,763.09 by +$849.41.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: $7,087.50 Processing Fee paid by Borrower: $500.00 Technology Fee paid by Borrower: $30.00 Underwriting Fee paid by Borrower: $995.00."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38948910	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$149.06	$7,769.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,677.23	7.625%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	49.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument xx in the amount of $xx with xx.
There is a prior state tax lien against xx in favor of the xx, which was recorded on xx/xx/2016 in the amount of $1,006.38. The SSN mentioned on the supportive document is inconsistent with the borrower's SSN.
There is a prior civil judgment against the borrower in favor of xx, an individual, which was recorded on xx/xx/2014 in the amount of $xx.
For parcel xx
The 1st and 2nd installments of county taxes for 2023 have been paid in the total amount of $7,751.61 on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2024 has been paid in the amount of $4,204.87 on xx/xx/2025.
For parcel xx
The 1st installment of county taxes for 2023 has been paid in the amount of $54.56 on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2023-2024 have been delinquent in the total amount of $149.06, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,410.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,677.23 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:As per collection comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of $23K. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32283883	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$357.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,324.95	6.000%	360	xx	xx	Conventional	Fixed	Purchase	38.702%	38.702%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	49.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the amount of $357.62 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,323.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,324.95 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial LE and CD are missing from loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan officer is listed on the xx list. Further details not provided. Subject originated 773. 0X30 since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of $2,745.00."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13859581	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$67.12	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.43	6.750%	360	xx	xx	Conventional	Fixed	Purchase	59.838%	59.838%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	No	No	802	Not Applicable	30.383%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 is due in the total amount of $67.12 on xx/xx/2025.
The annual installment of county taxes for 2024 has been paid in the amount of $68.18 on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,624.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,420.43 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial LE and CD are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan officer is listed on the Freddie Mac exclusionary list. Further details not provided. Subject originated 802. 0X30 since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33101773	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,039.26	08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,684.30	7.125%	360	xx	xx	Conventional	Fixed	Purchase	30.157%	30.157%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	759	790	36.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amounts of $5,039.26 on xx/xx/2024 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,684.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,684.30 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
xx.
Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan officer is listed on the Freddie xx Further details not provided. Subject originated 759. 0X30 since inception."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14411089	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	$0.00	$1,666.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,553.91	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	770	37.584%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with an instrument xx in the amount of $xx withxx.
No active judgments or liens have been found.
The first installment of county taxes for 2024/2025 has been paid in the amount of $1,666.64 on xx/xx/2025.
The second installment of county taxes for 2024/2025 is due in the amount of $1,666.64 on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,553.91 with an interest rate of 6.750%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject mortgage originated byxx and xx on xx/xx/2025. The note and mortgage is signed by both the borrowers. The seller tape and review of the file show the co-borrower is a non-occupant and not a permanent resident. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "The mortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash in the amount of $6,876.72."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23453325	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$8,007.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,195.57	8.490%	360	xx	xx	Conventional	Fixed	Purchase	91.544%	91.544%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	46.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 in the amount of $xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of $8,007.05 on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of $4,867.68 on xx/xx/2025.
The annual installments of water/sewer charges are due in the amount of $97.11 on xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is $6,195.57 with an interest rate of 8.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject loan failed for APR outside the QM guidelines test. Infinity CE shows the loan failed for the APR and HPML threshold test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.796% exceeds the APR threshold of 8.250% over by +1.546%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32014728	xx	Full Review	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,272.78	09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,210.74	7.125%	360	xx	xx	Conventional	Fixed	Purchase	58.140%	58.140%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	786	Not Applicable	42.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument xx in the amount of $xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,210.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,210.74 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
xx

Foreclosure Comments:Not Applicable
																																																																																		Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows critical repairs for the severe damages and safety issues with decks and balconies, including evidence of leakage and repair work still in progress. Appraisal report is as is, and the condo questionnaire does not show any damage or repair work. 1004D or an engineer's inspection report verifying the completion of repair and structural integrity of the condo questionnaire is missing from the loan file."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42818815	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$945.55	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$708.07	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.346%	First	Short Form Policy	Not Applicable	Not Applicable	07/25/2014	$131,836.37	$31,082.25	4.625%	$461.08	08/01/2014	Financial Hardship	Review of updated title report dated on xx/xx/2018 shows the subject mortgage was originated on xx/xx/2007 which was recorded on xx/xx/2007 with MERS as nominee for xx.
The chain of assignment is completed as currently the assignment is with xx.
 No active judgments or liens have been found.
Property Tax Status;
1) Combined annual taxes for the year 2017 are paid in the amount of $954.55 on xx/xx/2018.
There are no prior year delinquent taxes.	Review of payment history as of dated xx/xx/2018 shows that the borrower is not making regular payments. The loan payments are delinquent from 9 months. The next due date is xx/xx/2017. The last payment was received on xx/xx/2018 which was applied for the due date xx/xx/2017 in the total amount of $965.83. The current unpaid principal balance as per payment history is in the amount of xx with current interest rate of 4.62500% and P&I in the amount of $461.08.	Collections Comments:Collection comments available from xx/xx/2007 till xx/xx/2018 shows that the borrower is not making regular payments. The loan payments are delinquent from 9 months. The next due date is xx/xx/2017. The last payment was received on xx/xx/2018 which was applied for the due date xx/xx/2017 in the total amount of $965.83. The current unpaid principal balance as per payment history is in the amount of xx with current interest rate of 4.62500% and P&I in the amount of $461.08.
The loan was modified on xx/xx/2014.
The borrower agree to pay the UPB of xx with interest rate of 4.625 % and P&I of $461.08 with fixed amortized type beginning from first payment date xx/xx/2014 and ends with the maturity date of xx/xx/2054.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date on The borrower agrees to pay the amount of xx as deferred balance on the maturity date on xx/xx/2054. The UPB that has been amortized is xx as an interest bearing amount.
The borrower is making payment as per modification agreement.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2011.  Foreclosure was referred to attorney on xx/xx/2016 and foreclosure sale was scheduled for xx/xx/2016. However, foreclosure was put on hold due bankruptcy filed by the borrower.
Borrower has filed Bankruptcy under chapter-13 on xx/xx/2016 with thexx and  the plan was confirmed on xx/xx/2016
The reason for default is illness of borrower.
Latest BPO dated xx/xx/2017 states that exterior repair required in the amount $500 for Siding/Trim Pressure wash sidling. Property in average condition and occupied by owner.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2011.  Foreclosure was referred to attorney on xx/xx/2016 and foreclosure sale was scheduled for xx/xx/2016. However, foreclosure was put on hold due bankruptcy filed by the borrower.
Bankruptcy Comments:Borrower has filed Bankruptcy under chapter-13 on xx/xx/2016 with the xx and  the plan was confirmed on xx/xx/2016. According to the Chapter-13 plan, debtor shall pay $588.00 monthly for every two week. The loan is currently in active bankruptcy

Loan Modification agreement was made between borrower “xx on effective date xx/xx/2016.
The borrower agree to pay the UPB of $131,836.37 with interest rate of 4.625 % and P&I of $461.08 with fixed amortized type beginning from first payment date xx/xx/2014 and ends with the maturity date of xx/xx/2054.
The borrower agrees to pay the amount of $31,082.25 as deferred balance on the maturity date on The borrower agrees to pay the amount of $31,082.25 as deferred balance on the maturity date on xx/xx/2054. The UPB that has been amortized is $100,754.12 as an interest bearing amount.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA test and State regulations restricted fees."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test; The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Brokerage/Finder Fee Test: FAIL $3,865.00 $2,300.00 +$1,565.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test; The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL xx xx -$3,881.32.
This loan failed the TILA APR test; The annual percentage rate (APR) is 8.170%. The disclosed APR of 8.001% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL 8.001% 8.170% -0.169%."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Required state disclosure missing from loan file below they are:

Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64197038	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,997.60	7.150%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	642	Not Applicable	24.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx/xx/2018 shows that the subject mortgage was originated on xx/xx/2008 and it was recorded on xx/xx/2008 in favor of xx

The annual combined taxes have been paid in full.
No prior years delinquent taxes have been found.

The subject mortgage is on second lien position as according to the  updated title report dated xx/xx/2018, there is one water/sewer lien on the subject property in the amount of $1,325.22 which was recorded on xx/xx/2018 in favor of xx
The subject property is located State of PA, which is super lien state.  There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.

There are two IRS lien against xx in favor of Department of the xx as follow.
First was recorded on xx/xx/2014 total in the amount of xx (IRS/federal taxes pending from 2006).
Second was recorded on xx/xx/2015 in the amount of $7,096.97.

 There is one state tax lien in the amount of xx which was recorded on xx/xx/2011 in favor of xx.

There are two judgments against xx  as follow.
First was recorded on xx/xx/2013 in the amount of $5,206.06 in favor of xx.
Second was recorded on xx/xx/2014 in the amount of $2,659.56 in favor of xx.

Review of updated payment history shows that the subject loan is in delinquency for more than 120 days. The borrower is not making his monthly payments. The last payment received date is not available. Payment history reflects the P&I in the amount of $1,997.60 with interest rate of 7.150%. The next due date is xx/xx/2013. The unpaid principal balance reflected as of the date is xx. Borrower is making the payments according to the original note terms.	Collections Comments:According to the latest comments the loan is in active bankruptcy as the borrower had filed bankruptcy dated on xx/xx/2017 under chapter 13 with case noxx. Still the plan was not confirmed and objection to confirmation of plan was filed on xx/xx/2018. xxwas filed on xx/xx/2018.
POC was filed on xx/xx/2018 with the claim amount of $xx and the amount of arrearage is $xx.

The subject loan is in delinquency for more than 120 days. The borrower is not making his monthly payments. The last payment received date is not available. Payment history reflects the P&I in the amount of $1,997.60 with interest rate of 7.150%. The next due date is xx/xx/2013. The unpaid principal balance reflected as of the date is xx. Borrower is making the payments according to the original note terms.

According to the latest comments and documents available in the loan file state that the foreclosure was initiated in the loan with case no#xx. The complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2017. The sale date was scheduled for xx/xx/2017 but the foreclosure was put on hold due to the bankruptcy filed by the borrower on xx/xx/2017. No further details are available about foreclosure in given servicing comments.

The subject mortgage is on second lien position as according to the  updated title report dated xx/xx/2018, there is one water/sewer lien on the subject property in the amount of $1,325.22 which was recorded on xx/xx/2018 in favor of xx.
The subject property is located State of PA, which is super lien state.  There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees.

The loan is eligible for short sale as the borrower is delinquent from xx/xx/2013 . Due the illness of family member borrower unable to make the monthly payments.
Foreclosure Comments:According to the latest comments and documents available in the loan file state that the foreclosure was initiated in the loan with case no#xx. The complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2017. The sale date was scheduled for xx/xx/2017 but the foreclosure was put on hold due to the bankruptcy filed by the borrower on xx/xx/2017. No further details are available about foreclosure in given servicing comments.
Bankruptcy Comments:The borrower had filed bankruptcy dated on xx/xx/2017 under chapter 13 with case no#xx. Still the plan was not confirmed and objection to confirmation of plan was filed on xx/xx/2018. MFR was filed on xx/xx/2018.
POC was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.  The Stay was lifted xx/xx/2018.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31965587	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$831.73	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$808.00	9.160%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2010	$101,234.36	Not Applicable	6.000%	$692.77	09/01/2010	Financial Hardship	As per updated title report dated xx/xx/2018 the subject mortgage was originated on xx/xx/2002 and recoded on xx/xx/2002.
The chain of assignment has been completed.
There is active credit card judgment in the favor of xx), N.A. in the amount of $xx recorded on xx/xx/2012.
2017 annual taxes are paid in the amount of $831.73 and no prior delinquent taxes are found.
The review of payment history shows that the borrower has been delinquent for 22 months and next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $692.77 which was applied for xx/xx/2016. The UPB is reflected in the latest payment history in the amount of xx. The Current P&I is $692.77 and PITI is $893.81.The borrower has been making payments as per the modification	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2016.
The borrower had filed bankruptcy under chapter 13 with the case xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016 .Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $400.00 for 60 months. The POC was filed on xx/xx/2016.The POC amount is xx and the amount of arrearage is xx.
No comments have been found regarding the foreclosure.
The review of payment history shows that the borrower has been delinquent for 22 months and next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $692.77 which was applied for xx/xx/2016. The UPB is reflected in the latest payment history in the amount of xx. The Current P&I is $692.77 and PITI is $893.81.
The borrower has been making payments as per the modification.
The loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2010.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.00% and new P&I in the amount of $692.77 beginning from xx/xx/2010 till the maturity date xx/xx/2032. There is no provision for the balloon payment.
The reason for default is not found.
As per the BPO report dated xx/xx/2018, Subject property appears to be in average condition and
No damage has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx and the plan was confirmed on xx/xx/2016 .Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $400.00 for 60 months.The POC was filed on xx/xx/2016.The POC amount is xx and the amount of arrearage is xx.	The loan modification agreement was made between (borrower)xx, on xx/xx/2010.
The borrower promises to pay the new UPB in the amount of $101,234.36 with an annual fixed modified interest rate of 6.00% and new P&I in the amount of $692.77 beginning from xx/xx/2010 till the maturity date xx/xx/2032. There is no provision for the balloon payment.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 document is available from the loan file, however the addition disbursement details are missing."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate for TILA APR test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test. Result-FAIL, Loan data: 0.000%,  Comparison data: 9.528%,  Variance: -9.528%"
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky state. The state disclosures missing from the loan file are: Fair Housing Notice, Homeownership Protection Center Disclosures, Notice of Free Choice of Agent or Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosures is missing from the loan file."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23485945	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,756.00	xx	Unavailable	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$909.03	6.850%	360	xx	xx	Conventional	ARM	Cash Out	92.486%	92.486%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	59.470%	First	Final policy	Not Applicable	Not Applicable	06/05/2017	$125,483.21	$8,674.31	4.500%	$564.13	08/01/2017	Financial Hardship	As per the review of the updated title report dated xx/xx/2018, the subject mortgage was originated on xx/xx/2005 with lender xx recorded on xx/xx/2005.
The chain of assignment has not been completed, currently, the assignment is with xx.
There are no active liens and judgments found against the borrower.
1) 2018 Town annual taxes had been paid in the amount of $179.09 on xx/xx/2018.
2) 2018 County annual taxes had been paid in the amount of $271.48 on xx/xx/2018.
3) 2018 School annual taxes are due for xx/xx/2018 in the amount of $1,144.74.
No prior year delinquent taxes had been found pending.
According to the payment history as of dated xx/xx/2018 , the borrower is delinquent for 4 months. The last payment received was in the amount of $ 564.13 on xx/xx/2018 for due date xx/xx/2018. The next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history tape data is 4.500%. Borrower had paid his amount as per the modification agreement made on dated xx/xx/2017.
Collections Comments:The current status of loan is in collection. Available servicing comments from xx/xx/2016 till xx/xx/2018 shows that foreclosure was initiated in the loan and the same show foreclosure was on hold because till the date of xx/xx/2018 it was not referred for foreclosure. Now loan file gets approval to foreclosure on dated xx/xx/2018. Now it’s referred to the foreclosure on xx/xx/2018. Collection comment xx/xx/2018 shows loan file is not in bankruptcy.
The loan has modified since the origination, the loan modification agreement was made between Borrower xx on xx/xx/2017. The new modified rate is 4.500 % and borrower promises to pay P&I in the amount of $ 564.13 beginning xx/xx/2017. The new principal balance is xx. The maturity date is xx/xx/2057.   Rate will be changed in 2 steps.
Step 1- Interest Change date is xx/xx/2017, Modified rate is 4.5 % and borrower promises to pay P&I in the amount of $564.13 beginning  xx/xx/2017 and payment end date xx/xx/2022.
Step 2- Interest Change date is  xx/xx/2022, Modified rate is 5.35 % and borrower promises to pay P&I in the amount of  $628.46 beginning  xx/xx/2022 and payment end date xx/xx/2057.
According to the payment history as of dated xx/xx/2018, the borrower is delinquent for 4 months. The last payment received was in the amount of $ 564.13 on xx/xx/2018 for due date xx/xx/2018. The next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx  and current interest rate as per payment history tape data is 4.500%. The borrower had paid his amount as per the modification agreement made on dated xx/xx/2017.
The borrower xx had filed bankruptcy under Chapter 13 xx on xx/xx/2011 and the plan was confirmed on xx/xx/2011 and is terminated on xx/xx/2016. The chapter 13 plan was filed on xx/xx/2011 the debtor will pay to the U.S. Trustee the sum of $ 1,500.00 every month for 60 months. The voluntary petition filed on xx/xx/2011 scheduled D is not showing in the voluntary petition. Motion for relief from automatic stay yet not filed.
The property is in average condition and it is occupied by its owner. There are no damages found on the subject property. Also, no BPO or inspection report has been found.

Foreclosure Comments:Available servicing comments from xx/xx/2016 till xx/xx/2018 shows that foreclosure was initiated in the loan and the same show foreclosure was on hold because till the date of xx/xx/2018 it was not refer for foreclosure. Now loan file get approval to foreclosure on dated xx/xx/2018. Now it’s referred to the foreclosure on xx/xx/2018.
Bankruptcy Comments:xx on xx/xx/2011 and the plan was confirmed on xx/xx/2011 and is terminated on xx/xx/2016. The chapter 13 plan was filed on xx/xx/2011 the debtor will pay to the U.S. Trustee the sum of $ 1,500.00 every month for 60 month. Voluntary petition filed on xx/xx/2011 scheduled D is not showing in the voluntary petition. Motion for relief from automatic stay yet not filed.	The loan modification agreement was made between Borrower xx and Lenderxx. on xx/xx/2017. The new modified rate is 4.500 % and borrower promises to pay P&I in the amount of $ 564.13 beginning xx/xx/2017. The new principal balance is $125,483.21. The maturity date is xx/xx/2057. Rate will be changed in 2 steps.
Step 1- Interest Change date is xx/xx/2017, Modified rate is 4.5 % and borrower promises to pay P&I in the amount of $564.13 beginning  xx/xx/2017 and payment end date xx/xx/2022.
Step 2- Interest Change date is  xx/xx/2022, Modified rate is 5.35 % and borrower promises to pay P&I in the amount of  $628.46 beginning  xx/xx/2022 and payment end date xx/xx/2057.
Affiliated Business Disclosure Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from loan file."
																																																																																									* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10418409	xx	Full Review	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$3,752.95	$7,127.21	xx	xx	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$851.59	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/2018, shows that the subject mortgage was originated on xx/xx/2002 and was recorded on xx/xx/2002, in the amount of $ xx assignment has been completed.
There are 4 active civil judgment as:
1. There is one Civil judgment against borrower in favor of Cxxin the amount of $0.00 which has been recorded xx/xx/2004.
2.There is one Civil judgment against borrower in favor of xx in the amount of $0.00 which has been recorded xx/xx/2005.
3.There is one Civil judgment against borrower in favor of xx in the amount ofxx which has been recorded xx/xx/2010.
4.There is one Civil judgment against borrower in favor ofxx in the amount of $4,226.19 which has been recorded xx/xx/2010.
Current year taxes are due for parcel#xx  in the total amount  of $7,127.21.
The 2018-2019 school annual taxes are delinquent for parcel# xx in the total amount of $3,752.95.	According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 38 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of $851.59 and PITI is in the amount of $1,418.78. The UPB reflected as per the payment history is in the amount of xx.
The borrower has been making payments as per the note agreement.
Payment history is incomplete, Payment history is missing from the date xx/xx/2018 to xx/xx/2018.
Collections Comments:According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 38 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of $851.59 and PITI is in the amount of $1,418.78. The UPB reflected as per the payment history is in the amount of xx.
The borrower has been making payments as per the note agreement.
Payment history is incomplete, Payment history is missing from the date xx/xx/2018 to xx/xx/2018.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2011 and the complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter 13 casesxxon xx/xx/2018. No further details have been found.
According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case#xxon xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor shall pay to the trustee xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral isxx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2011 and the complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter 13 cases#xx on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the case#xxon xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor shall pay to the trustee xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral isxx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Loan Data:0.000% Comparison Data:7.045% Variance:-7.045%
This loan failed the TILA APR test. Final TIL is missing from the loan file hence the APR is updated as 0.00%."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																									* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99296260	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,823.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.17	8.800%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	514	504	37.961%	First	Final policy	Not Applicable	Not Applicable	07/01/2012	$86,360.04	Not Applicable	5.560%	$514.26	08/01/2012	Financial Hardship	Review of updated title report dated xx/xx/2019 shows the subject mortgage was originated on xx/xx/2006 in favor of MERS as nominee for xx and also was recorded on xx/xx/2006.
The chain of assignment is complete. The latest assignment of mortgage is with xx and it was recorded on xx/xx/2017.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $1,823.06.
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2018, reveals that the loan is performing. The next due date for the payment is xx/xx/2018. The borrower is making regular payments as per loan modification. The last payment of xx/xx/2018 was received on xx/xx/2018 in the amount of $809.16. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2016 to xx/xx/2018 reveals that the loan is performing. The next due date for the payment is xx/xx/2018. The borrower is making regular payments as per loan modification. The last payment of xx/xx/2018 was received on xx/xx/2018 in the amount of $809.16. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower is making regular payments as per loan modification. The loan was modified once since origination. The loan modification was last made effective from xx/xx/2012.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 5.560% with P&I of $514.26 with step amortized type and it was beginning from first payment date on xx/xx/2012 and ends with the maturity date of xx/xx/2038. The rate changes in 5 steps ending at 8.060%.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
No information pertaining to bankruptcy has been found in the latest 24 months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xxn andxx with xxc on effective date of xx/xx/2012.
The borrower promised to pay the unpaid principal balance of $86,360.04 with interest rate of 5.560% with P&I of $514.26 with step amortized type and it was beginning from first payment date on xx/xx/2012 and ends with the maturity date of xx/xx/2038. The rate changes in 5 steps ending at 8.060%.

Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Illinois. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																									* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value is unable to determine from the given lenders document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77007757	xx	Full Review	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$240.17	$6,491.47	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,174.79	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title dated xx/xx/2017, the Subject mortgage was originated on xx/xx/2008 with xx and was recorded on xx/xx/2008.
Chain of assignment complete. Currently, the assignment is from xx,XXXX xx, Its xx recorded on xx/xx/2016.
 There is junior mortgage found in the favor of xx, a xx in the amount of $xx and was recorded on xx/xx/2011.
Following judgments are found open against the borrower.
First Civil Judgment was open against xx in the favor of xx which was recorded on  xx/xx/2013 for the amount $5,348.58.
Second  Civil Judgment was open against xx in the favor of xx  which was recorded on xx/xx/2013 for the amount $3,023.24
Third  Civil Judgment was open against xx in the favor of  xx which was recorded on xx/xx/2014 for the amount $759.47.
2016-2017 first, second, third and fourth combined installment taxes are paid in the total amount of $6031.41.
2016 fourth installment utilities taxes are paid in the amount f $115.
2017 first and second installment utilities are delinquent in the total amount of $240.17 and third installment taxes are due in the amount of $115.
As per the review of the payment history, the borrower is currently delinquent for more than 120 days and next due is for xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $1,765.67 which was applied to xx/xx/2016. The UPB is reflected in the payment history in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and next due for xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $1,765.67 which was applied to xx/xx/2016. The UPB is reflected in the payment history in the amount of xx.
The foreclosure is initiated and referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2014 and service was completed on xx/xx/2015.
As per the servicing comment dated xx/xx/2016, the foreclosure is contested. However, the reason for the contesting is unable to determine from the servicing comment. The contested issue is not yet resolved. However, the foreclosure is on hold due to the borrower filed bankruptcy chapter-13 case xx on dated xx/xx/2015. The plan was confirmed on xx/xx/2016. Under confirmed chapter-13 plan debtor was supposed to pay the trustee the amount of $900 for 60 months.
The loan has not been modified since the origination.
The reason for default is not stated in the collection comments.  As per the property inspection report dated xx/xx/2017, the property occupied by an unknown party and is in the good condition. No comments pertaining the damage to the property were observed.

Foreclosure Comments:As per the servicing comment dated xx/xx/2016, the foreclosure is initiated and referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2014 and service was completed on xx/xx/2015.
As per the servicing comment dated xx/xx/2016, the foreclosure is contested. However, the reason for the contesting is unable to determine from the servicing comment. The contested issue is not yet resolved. However, the foreclosure is on hold due to the borrower filed bankruptcy chapter-13 case #xx on dated xx/xx/2015.

Bankruptcy Comments:Borrower filed bankruptcy chapter-13 case #xx on dated xx/xx/2015. The plan was confirmed on xx/xx/2016. Under confirmed chapter-13 plan debtor was supposed to pay the trustee the amount of $900 for 60 months.	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemizations is missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable			Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: